     As filed with the U.S. Securities and Exchange Commission on April 29, 2003
                                                            File Nos.  333-84783
                                                                       811-07711

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE
         SECURITIES ACT OF 1933                               [ ]

         PRE-EFFECTIVE AMENDMENT NO.                          [ ]
         POST-EFFECTIVE AMENDMENT NO. 7                       [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 29 [X]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                      JOHN HANCOCK PLACE, BOSTON, MA 02117
         (Address Of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, Including Area Code: (617) 572-9196

                           ARNOLD R. BERGMAN, ESQUIRE
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                     (Name and Address of Agent for Service)

                            -------------------------
                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                           --------------------------

It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933 and filed its Notice for fiscal year 2002 pursuant to Rule 24f-2 on March 25, 2003.

                           PROSPECTUS DATED MAY 1, 2003

                        REVOLUTION EXTRA VARIABLE ANNUITY

       a deferred combination fixed and variable annuity contract issued by
               JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

     The contract enables you to earn fixed rates of interest that we guarantee for stated periods of time ("guarantee periods") and investment-based returns in the following variable investment options:

 VARIABLE INVESTMENT OPTIONS:                            UNDERLYING FUND MANAGED BY:
 ----------------------------                            ---------------------------
------------------------------------------------------------------------------------------------------------

 EQUITY OPTIONS:
  Equity Index . . . . . .                               SSgA Funds Management, Inc.
  Large Cap Value . . . .                                T. Rowe Price Associates, Inc.
  Large Cap Value CORE /SM/                              Goldman Sachs Asset Management, L.P.
  Large Cap Growth . . . .                               Independence Investment LLC
  Large Cap Aggressive Growth                            Janus Capital Management, LLC
  Earnings Growth . . . .                                Fidelity Management & Research Company
  Growth & Income . . . .                                Independence Investment LLC and Putnam Investment
                                                          Management, LLC
  Fundamental Value. . .                                 Wellington Management Company, LLP
  Fundamental Growth. . .                                Putnam Investment Management, LLC
  Mid Cap Value. . . . .                                 T. Rowe Price Associates, Inc.
  Small/Mid Cap CORE /SM/                                Goldman Sachs Asset Management, L.P.
  Small/Mid Cap Growth. .                                Wellington Management Company, LLP
  Small Cap Value . . . .                                T. Rowe Price Associates, Inc. and Wellington
                                                          Management Company, LLP
  Small Cap Growth . . . .                               John Hancock Advisers, LLC
  Small Cap Emerging Growth                              Wellington Management Company, LLP
  AIM V.I. Premier Equity                                A I M Advisors, Inc.
  AIM V.I. Capital Development                           A I M Advisors, Inc.
  Fidelity VIP Contrafund/(R)/                           Fidelity Management & Research Company
  MFS Investors Growth Stock                             MFS Investment Management/(R)/
  MFS Research. . . . . .                                MFS Investment Management/(R)/
  International Equity Index                             Independence Investment LLC
  International Opportunities                            T. Rowe Price International, Inc.
  Overseas Equity . . . .                                Capital Guardian Trust Company
  Fidelity VIP Overseas.                                 Fidelity Management & Research Company
  Emerging Markets Equity                                Van Kampen (a registered trade name of Morgan
                                                          Stanley Investment Management Inc.)
  Janus Aspen Worldwide Growth                           Janus Capital Management, LLC
  Real Estate Equity . . .                               RREEF America LLC and Van Kampen (a registered
                                                          trade name of Morgan Stanley Investment Management
                                                          Inc.)
  Health Sciences. . . .                                 Wellington Management Company, LLP
  Financial Industries. .                                John Hancock Advisers, LLC
  Janus Aspen Global Technology                          Janus Capital Management, LLC

 BALANCED OPTIONS:
  Managed. . . . . . . .                                 Independence Investment LLC and Capital Guardian
                                                          Trust Company

 BOND & MONEY MARKET OPTIONS:
  Short-Term Bond . . . .                                Independence Investment LLC
  Bond Index . . . . . . .                               Standish Mellon Asset Management Company LLC
  Active Bond . . . . . .                                John Hancock Advisers, LLC
  Total Return Bond. . .                                 Pacific Investment Management Company LLC
  High Yield Bond . . . .                                Wellington Management Company, LLP
  Global Bond . . . . . .                                Capital Guardian Trust Company
  Money Market . . . . . .                               Wellington Management Company, LLP

------------------------------------------------------------------------------------------------------------

   The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the Janus Aspen Series (Service Shares Class), and the MFS Variable Insurance Trust (Initial Class) (together, the " Series Funds"). In this prospectus, the investment options of the Series
Funds are referred to as funds.   In the prospectuses for the Series Funds, the
investment options may also be referred to as "funds," "portfolios" or "series."


  Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for each Series Fund. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

  For amounts you don't wish to invest in a variable investment option, you currently can select a five year guarantee period. (We may make additional guarantee periods available in the future, each of which would have its own guaranteed interest rate and expiration date, and we may make one or more additional guarantee periods available for contracts issued before September 30, 2002. We cannot provide any assurance that we will make any additional guarantee periods available, however.)

  If you remove money from any guarantee period prior to its expiration, however, we may increase or decrease your contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that guarantee period. This is known as a "market value adjustment."

 The Revolution Extra Variable Annuity provides an Extra Credit feature that is described on page 12. Because of this feature, the withdrawal charge applicable to certain withdrawals of contract value may be higher than those imposed under contracts without an "extra credit" or "bonus" feature. The amount of the Extra Credit that we add to your contract may be more than offset by the withdrawal charge that is described on page 16 if you prematurely "surrender" or otherwise withdraw money in excess of the Free Withdrawal Amounts (see page 17) while this charge is in effect.

                      JOHN HANCOCK ANNUITY SERVICING OFFICE
                      -------------------------------------

                                  MAIL DELIVERY
                                  -------------

                                   P.O. Box 772
                                 Boston, MA 02117

                                OVERNIGHT DELIVERY
                                ------------------
                      John Hancock Annuity Image Operations
                         27 Dry Dock Avenue, Second floor
                              South Boston, MA 02110

                              PHONE: 1-800-824-0335

                               FAX:  1-617-572-1571

  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than John Hancock. They involve investment risks including the possible loss of principal.

************************************************************************

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

     .  The first section contains an "INDEX OF KEY WORDS."

     . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

     . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

     . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

The Series Funds' prospectuses are attached at the end of this prospectus. You should save these prospectuses for future reference.

-------------------------------------------------------------------------------
                                IMPORTANT NOTICES

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

We've also filed with the SEC a "Statement of Additional Information." This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 42.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
-------------------------------------------------------------------------------

                                INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

  KEY WORD                                               PAGE

  Accumulation units...................................28
  Annuitant............................................10
  Annuity payments.....................................13
  Annuity period.......................................13
  Business day.........................................11
  Contract year........................................10
  Date of issue........................................10
  Date of maturity.....................................29
  Extra Credits........................................13
  Free withdrawal amount...............................17
  Funds.................................................2
  Guarantee period.....................................12
  Investment options...................................14
  Market value adjustment..............................12
  Premium payments.....................................10
  Surrender............................................17
  Surrender value......................................18
  Total value of your contract.........................12
  Variable investment options.......................cover
  Withdrawal charge....................................17
  Withdrawal...........................................17

                                   FEE TABLES


  THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING A REVOLUTION EXTRA CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

       Contractowner Transaction Expenses                Revolution Extra
-------------------------------------------------------------------------------
 Maximum Withdrawal Charge (as % of amount              7 % within 4 years
 withdrawn or surrendered)/1/                           6% within  5 years
                                                         5% within 6 years
                                                         4% within 7 years
                                                            0 % thereafter
-------------------------------------------------------------------------------
 Maximum transfer charge/2/                                    $25
-------------------------------------------------------------------------------


/1/This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of premium payment.

/2/This charge is not currently imposed, but we reserve the right to do so in the contract. If we do, it will be taken upon each transfer into or out of any investment option beyond an annual limit of not less than 12.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.

                                                  Revolution Extra
-------------------------------------------------------------------------------
 Maximum Annual Contract Fee/ 3/                        $50
-------------------------------------------------------------------------------
 Current Annual Contract Fee/ 4/                        $30
-------------------------------------------------------------------------------
 Separate Account Annual Expenses                      1.25%
 (as a percentage of average
 account value)/ 5/
-------------------------------------------------------------------------------
 Optional Benefit Rider Charges/
 6/:
-------------------------------------------------------------------------------
 Waiver of Withdrawal Charge          0.10% of that portion of your contract's
 ("CARESolutions") Rider             total value attributable to premiums that
                                       are still subject to surrender charges
-------------------------------------------------------------------------------
 Enhanced Death Benefit Rider/7/        0.25% of your contract's total value
-------------------------------------------------------------------------------
 Earnings Enhancement ("Beneficiary     0.25% of your contract's total value
 Tax Relief") Death Benefit Rider
-------------------------------------------------------------------------------
 Accumulated Value Enhancement
 ("CARESolutions Plus") Rider/8/       0.35% of your initial premium payment
-------------------------------------------------------------------------------
 Guaranteed Retirement Income           0.30% of your contract's total value
 Benefit Rider
-------------------------------------------------------------------------------


/3/This charge is not currently imposed, and would only apply to contracts of less than $50,000.

/4/This charge applies only to contracts of less than $50,000. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender.

/5/This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to amounts in the guarantee periods.

/6/Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12/th/ of the annual charge shown in the table.

/7/In certain states (and for riders issued prior to May 1, 2002), the rate for the Enhanced Death Benefit rider may be lower than the amount shown.

/8/This rider is available only if you purchase the Waiver of Withdrawal
   Charge rider as well. We reserve the right to increase the annual charge shown on a uniform basis for all Accumulated Value Enhancement riders issued in the same state.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN A REVOLUTION EXTRA CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUNDS' PROSPECTUSES.

-----------------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses
                                                      Minimum                  Maximum
-----------------------------------------------------------------------------------------------
 Range of expenses that are deducted from              0.23%                    3.45%
 fund assets, including management fees,
 distribution and/ or service (12b-1) fees,
 and other expenses
-----------------------------------------------------------------------------------------------
 Range of expenses after taking account of             0.23%                    1.60%*
 certain reimbursements or waivers of
 expenses and fees
-----------------------------------------------------------------------------------------------


* Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund when the fund's "other fund expenses" exceed 0.10% of its average daily net assets. The agreements will remain in effect until May 1, 2004, and may be renewed each year thereafter by the John Hancock Variable Series Trust I. The following table lists the JHVST funds available under your contract that are subject to these agreements. See the prospectuses for the Series Funds for other information on reimbursement or waiver arrangements affecting the funds.

THE NEXT TABLE DESCRIBES FUND LEVEL FEES AND EXPENSES FOR EACH OF THE FUNDS. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE SERIES FUNDS.

                                                                                  TOTAL FUND                     TOTAL FUND
                                                DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                                   INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                                   MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                              FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I    (NOTE 1):
------------------------------------------------------------------------------------------------------------------------------
Equity Index . . . . . . . . . .     0.13%           N/A             0.10%            0.23%         0.00%           0.23%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value. . . . . . . . .     0.75%           N/A             0.08%            0.83%         0.00%           0.83%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value CORE /SM/  . . .     0.74%           N/A             0.23%            0.97%         0.13%           0.84%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth . . . . . . . .     0.79%           N/A             0.08%            0.87%         0.00%           0.87%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Aggressive Growth. . .     0.87%           N/A             0.11%            0.98%         0.01%           0.97%
------------------------------------------------------------------------------------------------------------------------------
Earnings Growth* . . . . . . . .     0.95%           N/A             0.09%            1.04%         0.00%           1.04%
------------------------------------------------------------------------------------------------------------------------------
Growth & Income. . . . . . . . .     0.67%           N/A             0.08%            0.75%         0.00%           0.75%
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value  . . . . . . .     0.77%           N/A             0.08%            0.85%         0.00%           0.85%
------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth . . . . . . .     0.90%           N/A             0.26%            1.16%         0.16%           1.00%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value. . . . . . . . . .     1.10%           N/A             0.10%            1.20%         0.00%           1.20%
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap CORE /SM/  . . . .     1.05%           N/A             0.25%            1.30%         0.15%           1.15%
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Growth . . . . . .     0.97%           N/A             0.10%            1.07%         0.00%           1.07%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value. . . . . . . . .     0.95%           N/A             0.09%            1.04%         0.00%           1.04%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth . . . . . . . .     1.05%           N/A             0.08%            1.13%         0.00%           1.13%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth* . . .     1.05%           N/A             0.14%            1.19%         0.04%           1.15%
------------------------------------------------------------------------------------------------------------------------------
International Equity Index . . .     0.18%           N/A             0.28%            0.46%         0.18%           0.28%
------------------------------------------------------------------------------------------------------------------------------
International Opportunities. . .     1.14%           N/A             0.41%            1.55%         0.31%           1.24%
------------------------------------------------------------------------------------------------------------------------------
Overseas Equity* . . . . . . . .     1.05%           N/A             0.40%            1.45%         0.30%           1.15%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity. . . . .     1.50%           N/A             1.95%            3.45%         1.85%           1.60%
------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity . . . . . . .     0.98%           N/A             0.09%            1.07%         0.00%           1.07%
------------------------------------------------------------------------------------------------------------------------------
Health Sciences. . . . . . . . .     1.00%           N/A             0.35%            1.35%         0.25%           1.10%
------------------------------------------------------------------------------------------------------------------------------
Financial Industries . . . . . .     0.80%           N/A             0.10%            0.90%         0.00%           0.90%
------------------------------------------------------------------------------------------------------------------------------
Managed. . . . . . . . . . . . .     0.68%           N/A             0.08%            0.76%         0.00%           0.76%
------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond. . . . . . . . .     0.60%           N/A             0.08%            0.68%         0.00%           0.68%
------------------------------------------------------------------------------------------------------------------------------
Bond Index . . . . . . . . . . .     0.14%           N/A             0.11%            0.25%         0.01%           0.24%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  TOTAL FUND                     TOTAL FUND
                                                DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                                   INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                                   MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                              FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I    (NOTE 1):
------------------------------------------------------------------------------------------------------------------------------
Active Bond. . . . . . . . . . .     0.61%           N/A             0.08%         .69    %         0.00%           0.69%
------------------------------------------------------------------------------------------------------------------------------
Total Return Bond. . . . . . . .     1.10%           N/A             0.10%            1.20 %        0.00%           1.20%
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond. . . . . . . . .     0.80%           N/A             0.16%            0.96 %        0.06%           0.90%
------------------------------------------------------------------------------------------------------------------------------
Global Bond. . . . . . . . . . .     0.85%           N/A             0.16%            1.01 %        0.06%           0.95%
------------------------------------------------------------------------------------------------------------------------------
Money Market . . . . . . . . . .     0.25%           N/A             0.07%            0.32 %        0.00%           0.32%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -
 SERIES I SHARES:
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund . .     0.61%           N/A             0.24%            0.85 %        0.00%           0.85%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -
 SERIES II SHARES:
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund    0.75%          0.25%            0.39%            1.39 %        0.00%           1.39%
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
 - SERVICE CLASS:
------------------------------------------------------------------------------------------------------------------------------
Fidelity/(R)/ VIP Overseas . . .     0.73%          0.10%            0.17%            1.00 %        0.00%           1.00%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
 II - SERVICE CLASS:
------------------------------------------------------------------------------------------------------------------------------
Fidelity/(R)/ VIP Contrafund/(R)/    0.58%          0.10%            0.10%            0.78 %        0.00%           0.78%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - SERVICE
     SHARES CLASS:
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth . .     0.65%          0.25%            0.05%            0.95 %        0.00%           0.95%
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology. .     0.65%          0.25%            0.07%            0.97 %        0.00%           0.97%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
   INITIAL CLASS SHARES (NOTE 2):
------------------------------------------------------------------------------------------------------------------------------
MFS/(R)/ Investors Growth Stock.     0.75%           N/A             0.13%            0.88 %        0.00%           0.88%
------------------------------------------------------------------------------------------------------------------------------
MFS/(R)/ Research. . . . . . . .     0.75%           N/A             0.12%            0.87 %        0.00%           0.87%
------------------------------------------------------------------------------------------------------------------------------

(1) Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund when the fund's "other fund expenses" exceed 0.10% of its average daily net assets. The agreements will remain in effect until May 1, 2004, and may be renewed each year thereafter by JHVST. Percentages shown for the Large Cap Growth and Small/Mid Cap CORE/SM/ funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2002, were in effect for all of 2002. Percentages shown for the Small Cap Emerging Growth fund are calculated as if the current management fee schedule, which applies to this fund effective May 1, 2003, was in effect for all of 2002. The percentages shown for the Mid Cap Value and Total Return Bond funds are estimates because the funds were not in operation prior to the date of this prospectus. The percentages shown for the Financial Industries fund are based on the fund's current management fee schedule and the operating expenses and average daily net assets of the fund's predecessor during 2002."CORE/SM/" is a service mark of Goldman, Sachs & Co.

     *Earnings Growth was formerly "Multi Cap Growth," Small Cap Emerging
      Growth was formerly "Small Cap Equity," and Overseas Equity was formerly "Global Balanced."

(2) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, "Total Fund Operating Expenses with Reimbursement" would equal 0.87% for MFS Investors Growth Stock and 0.86% for MFS Research.

EXAMPLES

  THE FOLLOWING TWO EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A REVOLUTION EXTRA CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

  THE FIRST EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN AN "ALL RIDER" CONTRACT WITH THE FOLLOWING OPTIONAL BENEFIT RIDERS: WAIVER OF WITHDRAWAL CHARGE RIDER, ENHANCED DEATH BENEFIT RIDER, EARNINGS ENHANCEMENT DEATH BENEFIT RIDER, ACCUMULATED VALUE ENHANCEMENT RIDER AND GUARANTEED RETIREMENT INCOME BENEFIT RIDER. THE FIRST EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM ANNUAL CONTACT FEE AND THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Revolution Extra - maximum fund-level total operating expenses
--------------------------------------------------------------

                                                              1 YEAR      3  YEARS  5  YEARS   10  YEARS
---------------------------------------------------------------------------------------------------------
(1) IF YOU SURRENDER YOUR ALL RIDER CONTRACT AT THE END OF
THE APPLICABLE TIME PERIOD:                                    1045           2240   $  3323        5612
---------------------------------------------------------------------------------------------------------
(2) IF YOU ANNUITIZE YOUR ALL RIDER CONTRACT AT THE END OF
THE APPLICABLE TIME PERIOD:                                     415           1610   $  2782     $  5612
---------------------------------------------------------------------------------------------------------
(3) IF YOU DO NOT SURRENDER YOUR ALL RIDER CONTRACT:            415        $  1610   $  2782     $  5612
---------------------------------------------------------------------------------------------------------

THE NEXT EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A "NO RIDER" CONTRACT WITH NO OPTIONAL BENEFIT RIDERS FOR THE TIME PERIODS INDICATED. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE AVERAGE ANNUAL CONTRACT FEE WE EXPECT TO RECEIVE FOR THE CONTRACTS AND THE MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS.

  ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Revolution Extra - minimum fund-level total operating expenses
--------------------------------------------------------------

                                                              1 YEAR  3 YEARS  5  YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------
(1) IF YOU SURRENDER YOUR NO RIDER CONTRACT AT THE END OF
THE APPLICABLE TIME PERIOD:                                   $ 783    $1104    $1330         $  1791
-------------------------------------------------------------------------------------------------------
(2) IF YOU ANNUITIZE YOUR NO RIDER CONTRACT AT THE END OF
THE APPLICABLE TIME PERIOD:                                   $ 153    $ 474    $ 818         $  1791
-------------------------------------------------------------------------------------------------------
(3) IF YOU DO NOT SURRENDER YOUR NO RIDER CONTRACT:           $ 153    $ 474    $ 818         $  1791
-------------------------------------------------------------------------------------------------------

                                BASIC INFORMATION

  This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

    QUESTION                                                                                 STARTING ON PAGE
    --------                                                                                 ----------------
What is the contract? .............................................................................. 10

Who owns the contract? ............................................................................. 10

Is the owner also the annuitant? ................................................................... 10

How can I invest money in a contract? .............................................................. 10

How will the value of my investment in the contract change over time? .............................. 12

What annuity benefits does the contract provide? ................................................... 13

To what extent can John Hancock vary the terms and conditions of its contracts? .................... 13

What are the tax consequences of owning a contract? ................................................ 13

How can I change my contract's investment allocations? ............................................. 14

What fees and charges will be deducted from my contract? ........................................... 16

How can I withdraw money from my contract? ......................................................... 18

What happens if the owner or the annuitant dies before my contract's date of maturity? ............. 19

What other benefits can I purchase under a contract? ............................................... 22

Can I return my contract? .......................................................................... 23

 WHAT IS THE CONTRACT?

  The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the "annuity payments" will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen. If your annuity is provided under a master group contract, the term "contract" as used in this prospectus refers to the certificate you will be issued and not to the master group contract.

 WHO OWNS THE CONTRACT?

  That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner.
 However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under
discussion.   If a contract has joint owners, both must join in any written notice or request.

 IS THE OWNER ALSO THE ANNUITANT?

   In many cases, the same person is both the annuitant and the owner of a
contract.   The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

 HOW CAN I INVEST MONEY IN A CONTRACT?

Premium payments

  We call the investments you make in your contract premiums or premium payments. In general, you need at least a $10,000 initial premium payment to purchase a contract. If you purchase your contract under any of the tax-qualified plans shown on page 35 or if you purchase your contract through the automatic investment plan, different minimums may apply. If you choose to contribute more money into your contract, each subsequent premium payment must be at least $200 ($100 for the annuity direct deposit program). If your contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more premiums to keep the contract in force.

Applying for a contract

  An authorized representative of the broker-dealer or financial institution through whom you purchase your contract will assist you in (1) completing an application or placing an order for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

  Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

  In certain situations, we will issue a contract upon receiving the order of your broker-dealer or financial institution but delay the effectiveness of the contract until we receive your signed application. (What we mean by "delaying effectiveness" is that we will not allow allocations to the variable investment options until we receive your signed application.) In those situations, if we do not receive your signed application within our required time period, we will deem the contract void from the beginning and return your premium payment.

  We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

Limits on premium payments

  You can make premium payments of up to $1,000,000 in any one contract year. The total of all new premium payments and transfers that you allocate to any one variable investment option or guarantee period in any one contract year may not exceed $1,000,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the date of maturity.
 However,

                                                                             YOU MAY NOT MAKE ANY PREMIUM
                     IF YOUR CONTRACT IS USED TO FUND                        PAYMENTS AFTER THE ANNUITANT
                                                                                      REACHES AGE
------------------------------------------------------------------------------------------------------------
  a "tax qualified plan"*                                                    70 1/2**
------------------------------------------------------------------------------------------------------------
  a non-tax qualified plan                                                   85
------------------------------------------------------------------------------------------------------------

           * as that term is used in "Tax Information," beginning on page 33. ** except for a Roth IRA, which has no age limit.

  We will not issue a contract if the proposed annuitant or owner is older than age 84. We may, however, waive this underwriting limit.

Ways to make premium payments

  Premium payments made by check or money order should be:

 . drawn on a U.S. bank,

 . drawn in U.S. dollars, and

 . made payable to "John Hancock."

  We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

  Premium payments after the initial premium payment should be sent to:


             JOHN HANCOCK ANNUITY SUBSEQUENT PAYMENTS, X-4
             ---------------------------------------------

                             MAIL DELIVERY
                             -------------
                          1 John Hancock Way
                              Suite 1501
                         Boston, MA 02117-1501

                          OVERNIGHT DELIVERY
                          ------------------
                            529 Main Street
                         Charleston, MA 02129
---------------------------------------------------------------------


   We will accept your initial premium payment by exchange from another insurance company. You can find information about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your broker-dealer or by contacting the John Hancock Annuity Servicing Office.

  Once we have issued your contract and it becomes effective, we credit any additional premiums to your contract at the close of the business day in which we receive the payment. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional premium payment after the close of a business day, we will credit it to your contract on the next business day.

 Premium payments by wire

  If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

  If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

 . issue a contract;

 . accept premium payments;  or

 . allow other transactions.

  After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

  Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

  Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables .
 However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 16.


  The amount you've invested in a guarantee period will earn interest at the rate we have set for that period. The interest rate depends upon the length of the guarantee period you select. In states where approved, we currently make available guarantee periods with durations for five years, and we may make one or more additional guarantee periods available for contracts issued before September 30, 2002. As long as you keep your money in a guarantee period until its expiration date, we bear all the investment risk on that money.

  However, if you prematurely transfer, "surrender" or otherwise withdraw money from a guarantee period we will increase or reduce the remaining value in your contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that guarantee period. This market value adjustment (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of market value adjustment ("MVA")" beginning on page 27.

  At any time before the date of maturity, the total value of your contract equals

 . the total amount you invested,

 . plus the amount(s) credited to your contact under the "Extra Credit feature" described below,

 . minus all charges we deduct,

 . minus all withdrawals you have made,

 . plus or minus any positive or negative MVAs that we have made at the time of any premature withdrawals or transfers you have made from a guarantee period,

 . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value while it is in that option, and

 . plus the interest we credit to any of your contract's value while it is in a guarantee period.

Extra Credit feature

  Each time you make a premium payment, we will credit an extra amount to the total value of your contract in addition to the amount of the premium payment.
 If your premium payment is greater than $10,000 and less than $2.5 million, the extra amount will be equal to 3.5% of the premium payment. If your premium payment is $2.5 million or more, the extra amount will be equal to 5.0% of the premium payment. These extra amounts are referred to as extra credits. Each extra credit will be credited to your contract at the same time the premium payment is credited and will be allocated among the variable investment options and the guarantee periods in the same way that the premium payment is allocated (see "Allocation of premium payments" on page 14). However, each extra credit will be treated for all purposes as "earnings" under your contract, not as a premium payment.

  WE ANTICIPATE THAT A PORTION OF THE WITHDRAWAL CHARGE, AND ANY PROFITS DERIVED FROM OTHER CONTRACT FEES AND CHARGES, WILL BE USED TO HELP RECOVER OUR COST OF PROVIDING THE EXTRA CREDIT FEATURE. (FOR A DESCRIPTION OF THESE FEES AND CHARGES, SEE THE RESPONSE TO THE QUESTION "WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?") UNDER CERTAIN CIRCUMSTANCES (SUCH AS A WITHDRAWAL OF MONEY THAT IS IN EXCESS OF THE FREE WITHDRAWAL AMOUNTS, WHILE A WITHDRAWAL CHARGE IS IN EFFECT) THE COST ASSOCIATED WITH THE EXTRA CREDIT FEATURE MAY EXCEED THE EXTRA CREDIT AMOUNT AND ANY RELATED EARNINGS. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

 WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?

  If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity.
 Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

  You should carefully review the discussion under "The annuity period," beginning on page 29, for information about all of these choices you can make.

 TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF ITS CONTRACTS?

State law insurance requirements

  Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

  We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

  WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

  In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

 . partial withdrawal (including systematic withdrawals)

 . full withdrawal ("surrender")

 . payment of any death benefit proceeds, and

 . periodic payments under one of our annuity payment options.

  In addition, if you elect the accumulated value enhancement rider, the Internal Revenue Service might take the position that the annual charge for this rider is deemed a withdrawal from the contract which is subject to income tax and, if applicable, the special 10% penalty tax for withdrawals before the age of 59 1/2.

  How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as

 . the type of the distribution,

 . when the distribution is made,

 . the nature of any tax qualified retirement plan for which the contract is being used, if any, and

 . the circumstances under which the payments are made.

  If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

  THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH TAX-QUALIFIED PLANS ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

 HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the variable investment options or guarantee periods (together, your investment options) in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

  Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into a variable investment option or guarantee period that you are not then using or have not previously used counts as one "use" of an investment option. Renewing a guarantee period upon its expiration does not count as a new use, however, if the new guarantee period has the same number of years as the expiring one.

Transferring your assets

  Up to 12 times during each year of your contract, you may transfer, free of any charge,

 . all or part of the assets held in one VARIABLE INVESTMENT OPTION to any other available variable investment option or guarantee period, or

 . all or part of the assets held in one GUARANTEE PERIOD to any other available guarantee period or variable investment option (these transfers may, however, incur a market value adjustment - either positive or negative).

  Currently, we impose no charge for transfers of more than 12 per contract year. However, we reserve the right to impose a charge of up to $25 on any transfers in excess of the 12 free transfers or to prohibit any such transfers altogether. Transfers under our strategic rebalancing or dollar-cost averaging programs do not count toward the 12 you are allowed each year. However, you may not

 . transfer more than $1,000,000 in a contract year into any one variable investment option or guarantee period, without our prior approval,

 . make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options,

 . make any transfers, during the annuity period, to or from a guarantee period, or

 . make any transfer during the annuity period that would result in more than four investment options being used at once.

 We reserve the right to prohibit a transfer less than 30 days prior to the contract's date of maturity.

  The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a fund. We reserve the right to reject any premium payment or transfer request from any person, if in our judgment, a fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise be potentially adversely affected.

   Procedure for transferring your assets

  You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the location shown on page 2. Your request should include

 . your name,

 . daytime telephone number,

 . contract number,

 . the names of the investment options to and from which assets are being transferred, and

 . the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office.

   Telephone transfers

  Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted. YOUR ABILITY TO ACCESS OR TRANSACT BUSINESS BY TELEPHONE OR FAX MAY BE LIMITED DUE TO CIRCUMSTANCES BEYOND OUR CONTROL, SUCH AS SYSTEMS OUTAGES OR ILLEGIBLE TRANSMISSIONS.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

  The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

   Dollar-cost averaging program

  You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis.

  The following conditions apply to the dollar-cost averaging program:

 . You may elect the program only if the total value of your contract equals
   $15,000 or more.

 . The amount of each transfer must equal at least $250.

 . You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

 . You may discontinue the program at any time.

 . The program automatically terminates when the variable investment option from which we are taking the transfers has been exhausted.

 . Automatic transfers to or from guarantee periods are not permitted.

 . We reserve the right to suspend or terminate the program at any time.

   Strategic rebalancing

  This program automatically re-sets the percentage of your account value allocated to the variable investment options. Over time, the variations in the investment results for each variable investment option you've selected for this program will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among these variable investment options to reestablish the preset percentages you have chosen. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.) Strategic rebalancing would usually result in transferring amounts from a variable investment option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a variable investment option with relatively lower current investment performance to one with relatively higher current investment performance.

  This program can be elected by sending the appropriate form to our Annuity Servicing Office. You must specify the frequency for rebalancing (monthly, quarterly, semi-annually or annually), the preset percentage for each variable investment option, and a future beginning date.

  Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.

  The guarantee periods do not participate in and are not affected by strategic rebalancing. We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.

 WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Asset-based charge

  We deduct Separate Account expenses daily, as an asset-based charge shown in the Fee Tables, to compensate us primarily for our administrative expenses and the mortality and expense risks that we assume under the contracts. This charge does not apply to assets you have in our guarantee periods. We take the deduction proportionally from each variable investment option you are then using.

  In return for the mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Annual contract fee

   We deduct the annual contract fee shown in the Fee Tables at the beginning of each contract year after the first contract year. We also deduct it if you surrender your contract, unless your total value is $50,000 or more at the time of surrender. We take the deduction proportionally from each variable investment option and each guarantee period you are then using. We reserve the right to increase the annual contract fee to up to $50.

Premium taxes

  We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

  In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

  If you withdraw some of your premiums from your contract prior to the date of maturity ("partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity ("total withdrawal" or "surrender"), we may assess a withdrawal charge. Some people refer to this charge as a "contingent deferred sales load." We use this charge to help defray expenses relating to the Extra Credit feature and to sales of the contracts, including commissions paid and other distribution costs.

   Free withdrawal amounts

  If you have any profit in your contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your contract's total value exceeds the premiums you have paid and have not (as discussed below) already withdrawn. If your contract doesn't have any profit (or you have withdrawn it all) you can still make charge-free withdrawals, unless and until all of your withdrawals during the same contract year exceed 10% of all of the premiums you have paid to date.

   How we determine and deduct the charge

  If the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to premium payments you made within a withdrawal charge period. Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations.

  We deduct the withdrawal charge proportionally from each variable investment option and each guarantee period being reduced by the surrender or withdrawal.
 For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

  You will find examples of how we compute the withdrawal charge in Appendix B to this prospectus.

   When withdrawal charges don't apply

  We don't assess a withdrawal charge in the following situations:

 . on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

 . on certain withdrawals if you have elected the rider that waives the withdrawal charge; and

 . on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

   How an MVA affects the withdrawal charge

  If you make a withdrawal from a guarantee period at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much more. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much less.

Other charges

  We deduct the optional benefit rider charges shown in the Fee Tables proportionally from each of your investment options, including the guaranteed periods, based on your value in each.

 HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

  Prior to your contract's date of maturity, if the annuitant is living, you may:

 . surrender your contract for a cash payment of its "surrender value," or

 . make a partial withdrawal of the surrender value.

  The surrender value of a contract is the total value of a contract, after any market value adjustment, minus the annual contract fee, any applicable premium tax, any withdrawal charges, and any applicable rider charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

  Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page
33. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

  We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

  Without our prior approval, you may not make a partial withdrawal

 . for an amount less than $100, or

 . if the remaining total value of your contract would be less than $1,000.

 We reserve the right to terminate your contract if the value of your contract becomes zero.

  You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Waiver of withdrawal charge rider

 . You may purchase an optional waiver of withdrawal charge rider at the time of application. The "covered persons" under the rider are the owner and the owner's spouse, unless the owner is a trust. If the owner is a trust, the "covered persons" are the annuitant and the annuitant's spouse. Under this rider, we will waive withdrawal charges on any withdrawals, if all of the following conditions apply:

 . a covered person becomes confined to a nursing home beginning at least 30 days after we issue your contract;

 . such covered person remains in the nursing home for at least 90 consecutive days; receiving nursing care; and

 . the covered person's confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment.

  In addition, depending on your state, the rider may also provide for a waiver of withdrawal charges if a covered person has been diagnosed with a chronic, critical or terminal illness to the extent so provided in the rider.

  You may not purchase this rider: (1) if either of the covered persons is older than 74 years at application or (2) in most states, if either of the covered persons was confined to a nursing home within the past two years.

  There is a charge for this rider as shown in the Fee Tables. This rider (and the related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

  For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on
request.   In certain marketing materials, this rider may be referred to as
"CARESolutions."

  If you purchase this rider:

 . you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of eldercare services available to seniors, and

 . you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.

 You should carefully review the tax considerations for optional benefit riders on page 33 before selecting this optional benefit rider.

Systematic withdrawal plan

  Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge or market value adjustment that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 12, and "What fees and charges will be deducted from my contract?" beginning on page 16. The same tax consequences also generally will apply.

  The following conditions apply to systematic withdrawal plans:

 . You may elect the plan only if the total value of your contract equals
   $25,000 or more.

 . The amount of each systematic withdrawal must equal at least $100.

 . If the amount of each withdrawal drops below $100 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you.

 . You may cancel the plan at any time.

 . We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

 WHAT HAPPENS IF THE OWNER OR THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

  We will pay a death benefit to the contract's beneficiary, depending on the form of ownership and whether there is one annuitant or joint annuitants:

 . If your contract is owned by a single natural person and has a single annuitant, the death benefit is payable on the earlier of the owner's death and the annuitant's death.

 . If your contract is owned by a single natural person and has joint annuitants, the death benefit is payable on the earliest of the owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

 . If your contract is owned by joint owners and has a single annuitant, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the annuitant's death.

 . If your contract is owned by joint owners and has joint annuitants, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

  If your contract has joint owners, each owner will automatically be deemed to be the beneficiary of the other. This means that any death benefit payable upon the death of one owner will be paid to the other owner. In that case, any other beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable.

  We calculate the death benefit value as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

 . proof of death before the contract's date of maturity, and

 . any required instructions as to method of settlement.

  We will generally pay the death benefit in a single sum to the beneficiary you chose, unless

 . the death benefit is payable because of the owner's death, the designated beneficiary is the owner's spouse, and he or she elects to continue the contract in force (we explain contract continuation by a spouse in the section entitled "Distributions following death of owner," on page 32); or

 . an optional method of settlement is in effect. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options" on page 31.

 Standard death benefit

  We will pay a "standard" death benefit, unless you have chosen one of our optional death benefit riders. (We describe these riders belowon. If you choose one of these riders, we calculate the death benefit under the terms of the rider.) The standard death benefit we pay is the greater of:

 . the total value of your contract, adjusted by any then-applicable market value adjustment, on the date we receive notice of death in proper order, or

 . the total amount of premium payments made (plus any extra credits), less any partial withdrawals.

 Optional death benefit riders

  You may elect a death benefit that differs from the standard death benefit by purchasing an optional death benefit rider:

 . only if the rider is available in your state;

 . only when you apply for the contract;

 . if you elect the Enhanced Death Benefit rider, only if each owner and each annuitant is under age 80 at the time you apply for the contract; and

 . if your elect the Earnings Enhancement Death Benefit rider, only if each owner and each annuitant is under age 75 at the time you apply for the contract.

 We may waive either or both of the last two restrictions for contracts purchased prior to the date a rider was available in your state.

  As long as an optional death benefit rider is in effect, you will pay the monthly charge shown in the Fee Tables for that benefit. The rider and its related charges terminates on:

 . the contract's date of maturity, or

 . upon your surrendering the contract, or

 . a change of ownership, except where a spousal beneficiary continues the rider after an owner's death (we explain contract continuation by a spouse in "Distributions following death of owner" on page 32).

  In addition, you may terminate the Enhanced Death Benefit rider at any time by providing written notification to us at the John Hancock Annuity Servicing Office shown on page 2. If you purchase an Earnings Enhancement Death Benefit rider, however, you CANNOT request us to terminate the rider and its charges.

 ENHANCED DEATH BENEFIT rider - under this rider, we will pay the greatest of:

  Under this rider, we will pay the greatest of:

     (1) the standard death benefit,

     (2) the amount of each premium you have paid (but not including any extra credits), accumulated at 5% effective annual interest during the rider's measuring period (less any partial withdrawals you have taken and not including any interest on such amounts after they are withdrawn); or

     (3) the highest total value of your contract (adjusted by any market value adjustment) as of any anniversary of your contract during the rider's measuring period, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary.

 The rider's "measuring period" includes only those contract anniversaries that occur (1) before we receive proof of death and (2) before the measuring life attains age 81. The rider's "measuring life" is:

 . the owner, if there is only one owner under your contract and the death benefit is payable because the owner dies before the Maturity Date,

 . the oldest owner, if there are joint owners under your contract and the death benefit is payable because either owner dies before the Maturity Date,

 . the annuitant, if there is only one annuitant under your contract and the death benefit is payable because the annuitant dies before the Maturity Date,

 . the youngest annuitant, if there are joint annuitants under your contract and the death benefit is payable because the surviving annuitant dies during the owner(s) lifetime(s) but before the Maturity Date.

 If an owner is also an annuitant, we will generally consider that person to be an "owner" instead of an "annuitant" for purposes of determining the rider's measuring life.

  For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

 You should carefully review the tax considerations for optional benefit riders on page 37 before selecting this optional benefit rider.

 EARNINGS ENHANCEMENT DEATH BENEFIT rider (not available for contracts issued to tax-qualified plans) - under this rider, the death benefit may be increased by an earnings enhancement amount that will vary based on the age of the owners and annuitants when you purchase the rider. In certain marketing materials, this rider may be referred to as the "Beneficiary Tax Relief" rider because any amounts paid under this rider can be used to cover taxes that may be due on death benefit proceeds under your contract. Amounts paid under this rider, however, may also be subject to tax and may be greater than or less than the amount of taxes due on the death benefits.

 The earnings enhancement amount is determined as follows:

 . if all of the owners and the annuitant are under age 70 on the date your rider is issued, the earnings enhancement amount will be 40% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that rider is in effect) and your "Net Premiums," up to a maximum benefit amount of 80% of your "Adjusted Net Premiums" prior to the date of the decedent's death;

 . if any of the owners or the annuitant is age 70 or older on the date your rider is issued, the earnings enhancement amount will be 25% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that rider is in effect) and your "Net Premiums," up to a maximum benefit amount of 50% of your "Adjusted Net Premiums" prior to the date of the decedent's death; but

 . if there are joint annuitants under your contract, we will not count the age of the older annuitant for either of these purposes unless the older annuitant is also an owner.

 "Net Premiums," for purposes of this rider, means premiums you paid for the contract, less any withdrawals in excess of earnings from your contract (including any surrender charges imposed on these withdrawals). For this purpose, we consider withdrawals to be taken first from earnings on your contract before they are taken from your purchase payments. "Adjusted Net Premiums" means Net Premiums minus any premiums you paid in the 12 month period prior to the decedent's death (excluding the initial premium).

   For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

 YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS ON PAGE 33 BEFORE SELECTING ANY OF THESE OPTIONAL DEATH BENEFIT RIDERS. THE DEATH BENEFITS UNDER THESE RIDERS WILL DECREASE IF YOU MAKE PARTIAL WITHDRAWALS UNDER YOUR CONTRACT. THE ENHANCED EARNINGS DEATH BENEFIT RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO WITHDRAW EARNINGS.

 WHAT OTHER BENEFITS CAN I PURCHASE UNDER A CONTRACT?

  In addition to the optional death benefit and waiver of withdrawal charge riders discussed above, we currently make available two other optional benefits if your state permits and if you are under age 75 when you apply for a contract.
 These optional benefits are provided under riders that contain many terms and conditions not set forth below. Therefore, you should refer directly to each rider for more complete information. We will provide you with a copy on request. We may make other riders available in the future.

 ACCUMULATED VALUE ENHANCEMENT rider- under this rider, we will make a contribution to the total value of the contract on a monthly basis if the covered person (who must be an owner and the annuitant):

 . is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment, AND

 . is receiving certain qualified services described in the rider.

 The amount of the contribution (called the "Monthly Benefit") is shown in the specifications page of the contract. However, the rider contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th contract year. The specifications page of the contract also contains a limit on how much the total value of the contract can be increased by this rider (the "benefit limit"). The rider must be in effect for 7 years before any increase will occur.

  You may elect this rider only when you apply for the contract. Under our current administrative rules, the Monthly Benefit (without regard to the inflation protection feature) is equivalent to 1% of your initial premium, up to a maximum premium of $300,000. We may reduce this $300,000 limit further, however, if you own additional annuity contracts issued by John Hancock and its affiliates that provide a similar benefit. The $300,000 limit applies only to the calculation of the Monthly Benefit under the accumulated value enhancement rider. (See "Limits on Premium Payments" on page 11 for a general description of other premium limits under the contract).

  You cannot elect this rider unless you have also elected the waiver of withdrawal charge rider. There is a monthly charge for this rider as shown in the Fee Tables.

  The rider will terminate if the contract terminates, if the covered person dies, if the benefit limit is reached, if the owner is the covered person and the ownership of the contract changes, or if, before annuity payments start, the total value of the contract falls below an amount equal to 25% of your initial premium payment. You may cancel the rider by written notice at any time. The rider charge will terminate when the rider terminates.

    If you choose to continue the rider after the contract's date of maturity, charges for the rider will be deducted from annuity payments and any Monthly Benefit for which the covered person qualifies will be added to the next annuity payment.

 You should carefully review the tax considerations for optional benefit riders on page 33 before selecting this optional benefit rider. In certain marketing materials, this rider may be referred to as "CARESolutions Plus."

  GUARANTEED RETIREMENT INCOME BENEFIT rider - under this rider, we will guarantee the amount of annuity payments you receive, if the following conditions are satisfied:

 . The date of maturity must be within the 30 day period following a contract anniversary.

 . If the annuitant was age 45 or older on the date of issue, the contract must have been in effect for at least 10 contract years on the date of maturity and the date of maturity must be on or after the annuitant's 60th birthday and on or before the annuitant's 90th birthday.

 . If the annuitant was less than age 45 on the date of issue, the contract must have been in effect for at least 15 contract years on the date of maturity and the date of maturity must be on or before the annuitant's 90th birthday.

  You cannot elect this rider at any time after your contract is issued. If you elect this rider you need not choose to receive the guaranteed income benefit that it provides. Rather, unless and until such time as you exercise your option to receive a guaranteed income benefit under this rider, you will continue to have the option of exercising any other right or option that you would have under the contract (including withdrawal and annuity payment options) if the rider had not been added to it.

  If you do decide to add this rider to your contract, and if you do ultimately decide to take advantage of the guaranteed income it provides, we will automatically provide that guaranteed income in the form of fixed payments under our "Option A: life annuity with payments for guaranteed period" described on page 31 under "Annuity options." The guaranteed period will automatically be a number of years that the rider specifies, based on the annuitant's age at the annuity date and whether your contract is purchased in connection with a tax-qualified plan. (These specified periods range from 5 to 10 years.) You will have no discretion to vary this form of payment, if you choose the guaranteed income benefit under this rider.

  We guarantee that the amount you can apply to this annuity payment option will be at least equal to the amount of each premium you have paid, accumulated at the rate(s) specified in the contract , but adjusted for any partial withdrawals you have taken. The accumulation rates differ between (a) contract value allocated to a guaranteed period or Money Market investment option (currently 4%) and (b) contact value allocated to all other variable investment options (currently 5%). Withdrawals reduce the accumulated amount in direct proportion to the percentage of contract value that was reduced by the withdrawal (including any withdrawal charges). After a withdrawal, the accumulation rate(s) will only be applied to the remaining accumulated amount. If your total contract value is higher than the amount we guarantee, we will apply the higher amount to the annuity payment option instead of the guaranteed amount.

  There is a monthly charge for this rider as described in the Fee Tables. The rider (and the related charges) automatically terminate if your contract is surrendered or the annuitant dies. After you've held your contract for 10 years, you can terminate the rider by written request.

 CAN I RETURN MY CONTRACT?

  In most cases, you have the right to cancel your contract within 10 days (or longer in some states ) after you receive it. To cancel your contract, simply deliver or mail it to:

     . John Hancock at the address shown on page 2, or

     . the John Hancock representative who delivered the contract to you.

  In most states, you will receive a refund equal to the total value of your contract on the date of cancellation minus the extra credit deduction (as defined below), adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. The "extra credit deduction" is equal to the lesser of (1) the portion of the total value of your contract that is attributable to any extra credits and (2) the amount of all extra credits. Thus, you receive any gain and we bear any loss on extra credits if you return your contract within the time period specified above. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                              ADDITIONAL INFORMATION

 This section of the prospectus provides additional information that is not contained in the Basic Information Section on pages 13 through 23.

  CONTENTS OF THIS SECTION                                   STARTING ON PAGE

  Description of John Hancock. . . . . . . . . . . .                       25

  Who should purchase a contract?. . . . . . . . . .                       25

  How we support the variable investment options. .                        26

  How we support the guarantee periods. . . . . . .                        26

  How the guarantee periods work. . . . . . . . . .                        26

  The accumulation period. . . . . . . . . . . . . .                       28

  The annuity period. . . . . . . . . . . . . . . .                        29

  Variable investment option valuation procedures. .                       31

  Distributions following death of owner. . . . . .                        32

  Miscellaneous provisions. . . . . . . . . . . . .                        32

  Tax information. . . . . . . . . . . . . . . . . .                       33

  Performance information. . . . . . . . . . . . . .                       40

  Reports. . . . . . . . . . . . . . . . . . . . . .                       40

  Voting privileges. . . . . . . . . . . . . . . . .                       40

  Certain changes. . . . . . . . . . . . . . . . . .                       41

  Distribution of contracts. . . . . . . . . . . . .                       41

  Experts. . . . . . . . . . . . . . . . . . . . . .                       42

  Registration statement. . . . . . . . . . . . . .                        42

  Condensed Financial Information. . . . . . . . . .                       43

  Appendix A - Details About Our Guarantee Periods.                        47

  Appendix B - Example of Withdrawal Charge Calculation                    51

  Appendix C - Examples of Earnings Enhancement Death Benefit Calculations 53

 DESCRIPTION OF JOHN HANCOCK

  We are John Hancock Life Insurance Company, a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states and the District of Columbia. As of December 31, 2002, our assets were approximately $88 billion.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

 WHO SHOULD PURCHASE A CONTRACT?

  We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

 . traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;

 . non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
   Section 408A of the Code;

 . SIMPLE IRA plans adopted under Section 408(p) of the Code;

 . Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

 . annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

  We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 35.

  When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee." Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

  We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

  To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

 HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

  We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account H (the "Account"), a separate account established by John Hancock under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets, including the Series Funds' shares, belong to John Hancock. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  All of John Hancock's general assets also support John Hancock's obligations under the contracts, as well as all of its other obligations and liabilities.
 These general assets consist of all John Hancock's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

 HOW WE SUPPORT THE GUARANTEE PERIODS

  All of John Hancock's general assets (discussed above) support its obligations under the guarantee periods (as well as all of its other obligations and liabilities). To hold the assets that support primarily the guarantee periods, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to the guarantee periods belong to us; any favorable investment performance on the assets allocated to the guarantee periods belongs to us.
 Instead, you earn interest at the guaranteed interest rate you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected guarantee period.

 HOW THE GUARANTEE PERIODS WORK

  Amounts you allocate to the guarantee periods earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the guarantee period, we will automatically transfer its total value to the Money Market option under your contract, unless you elect to:

 . withdraw all or a portion of any such amount from the contract,

 . allocate all or a portion of such amount to a new guarantee period or periods of the same or different duration as the expiring guarantee period, or

 . allocate all or a portion of such amount to one or more of the variable investment options.

  You must notify us of any such election, by mailing a request to us at the John Hancock Annuity Servicing Office at least 30 days prior to the end of the expiring guarantee period. We will notify you of the end of the guarantee period at least 30 days prior to its expiration. The first day of the new guarantee period or other reallocation will begin the day after the end of the expiring guarantee period.

  We currently make available guarantee periods with durations of five years. For contracts issued before September 30, 2002, however, we may permit you to select different durations.

  If you select any guarantee periods that extends beyond your contract's date of maturity, your maturity date will automatically be changed to the annuitant's 95th birthday (or a later date, if we approve). We reserve the right to add or delete guarantee periods for new allocations to or from those that are available at any time.

Guaranteed interest rates

  Each guarantee period has its own guaranteed rate. We may, at our discretion, change the guaranteed rate for future guarantee periods. These changes will not affect the guaranteed rates being paid on guarantee periods that have already commenced. Each time you allocate or transfer money to a guarantee period, a new guarantee period, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period. We will not make available any guarantee period offering a guaranteed rate below 3%.

 We make the final determination of guaranteed rates and guarantee periods to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future guarantee periods.

  You may obtain information concerning the guaranteed rates applicable to the various guarantee periods, and the durations of the guarantee periods offered, at any time by calling the John Hancock Annuity Servicing Office at the telephone number shown on page 2.

Calculation of market value adjustment ("MVA")

  If you withdraw, surrender, transfer, or otherwise remove money from a guarantee period prior to its expiration date, we will apply a market value adjustment. A market value adjustment also generally applies to:

 . death benefits pursuant to your contract,

 . amounts you apply to an annuity option, and

 . amounts paid in a single sum in lieu of an annuity.

  The market value adjustment increases or decreases your remaining value in the guarantee period. If the value in that guarantee period is insufficient to pay any negative MVA, we will deduct any excess from the value in your other investment options pro-rata based on the value in each. If there is insufficient value in your other investment options, we will in no event pay out more than the surrender value of the contract.

  Here is how the MVA works:

 We compare:
     . the guaranteed rate of the guarantee period from which the assets are being taken WITH

     . the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

 If the first rate exceeds the second by more than 1/2 %, the market value adjustment produces an increase in your contract's value.

If the first rate does not exceed the second by at least 1/2 %, the market value adjustment produces a decrease in your contract's value.

  For this purpose, we consider that the amount withdrawn from the guarantee period includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

  The mathematical formula and sample calculations for the market value adjustment appear in Appendix A.

Limitation on market value adjustments

  In no event will the market value adjustment (positive or negative) exceed the amount of any excess interest earned during the guarantee period up to the date of computation. Excess interest means the dollar amount of interest earned to date on the amount being withdrawn in excess of what would have been earned if the effective annual interest rate had been 3%.

 Because of exemptive and exclusionary provisions, interests in the guarantee periods have not been registered under the Securities Act of 1933, and our non-unitized separate account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any of its assets are subject to the provision of these acts. We have been advised that the SEC staff has not reviewed the disclosure in this prospectus relating to the guarantee periods. Disclosure regarding the guarantee periods may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

 THE ACCUMULATION PERIOD

Your value in our variable investment options

  Each premium payment, extra credit or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

Valuation of accumulation units

  To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

dollar amount of transaction

                     DIVIDED BY

value of one accumulation unit for the applicable variable investment option at the time of such transaction

  The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

  Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

number of accumulation units in the variable investment options

                       TIMES

value of one accumulation unit for the applicable variable investment option at that time

Your value in the guarantee periods

  On any date, the total value of your contract in a guarantee period equals:

 . the amount of premium payments, extra credits or transferred amounts allocated to the guarantee period, MINUS

 . the amount of any withdrawals or transfers paid out of the guarantee period, MINUS

 . the amount of any negative market value adjustments resulting from such withdrawals or transfers, PLUS

 . the amount of any positive market value adjustments resulting from such withdrawals and transfers, MINUS

 . the amount of any charges and fees deducted from that guarantee period, PLUS

 . interest compounded daily on any amounts in the guarantee period from time to time at the effective annual rate of interest we have declared for that guarantee period.

 THE ANNUITY PERIOD

  Annuity payments are made to the annuitant, if still living. If more than one annuitant is living at the date of maturity, the payments are made to the younger of them.

Date of maturity

  Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract.

  Unless we otherwise permit, the date of maturity must be:

 . at least 6 months after the date the first premium payment is applied to your contract, and

 . no later than the maximum age specified in your contract (normally age
   95).

  Subject always to these requirements, you may subsequently change the date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page 35.)

Choosing fixed or variable annuity payments

  During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we do not offer the guarantee periods. Instead, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

  We will generally apply (1) amounts allocated to the guarantee periods as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values (considering all guarantee periods as a single option), pro-rata based on the amount of the total value of your contract that you have in each.

  We will make a market value adjustment to any remaining guarantee period amounts on the date of maturity, before we apply such amounts to an annuity payment option. We will also deduct any premium tax charge.

  Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

Selecting an annuity option

  Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 31).

  Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

  If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

  Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if:

 . you have not made an election prior to the annuitant's death;

 . the beneficiary is entitled to payment of a death benefit of at least
   $5,000 in a single sum; and

 . the beneficiary notifies us of the election prior to the date the proceeds become payable.

Variable monthly annuity payments

  We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

  The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

 . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

 . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

 . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

   Assumed investment rate

  The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

  You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

  The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then divide the difference by $1,000 and multiply the result by the greater of:
                                                        -------

 . the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

 . the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

  Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

  OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

  Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

  OPTION C: JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

  OPTION D: JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

  OPTION E: LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

  OPTION F: INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

  OPTION G: INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the contract.

  With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only fixed annuity payments. Payments under Options F and G must continue for 10 years, unless your contract has been in force for 5 years or more.

  If the payee is more than 85 years old on the date of maturity, the following two options are not available without our consent:

 . Option A:  "life annuity with 5 years guaranteed" and

 . Option B:  "life annuity without further payment on the death of payee."

 VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

  We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTIONS FOLLOWING DEATH OF OWNER

  If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions and the effect of spousal continuation of the contract in the following boxes:

 IF DEATH BENEFITS ARE PAYABLE UPON YOUR DEATH BEFORE ANNUITY PAYMENTS HAVE
 BEGUN:
 .if the contract's designated beneficiary is your surviving spouse, your spouse may elect to continue the contract in force as the owner. In that case:

  (4) we will not pay a death benefit, but the total value of your contract will equal the death benefit that would have been payable under your contract (including amounts payable under any optional death benefit riders). Any additional amount that we credit to your contract will be allocated to the investment options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges; and

  (5) your spouse may elect to add or continue any optional death benefit riders under his or her name, subject to our then current underwriting standards and the deduction of rider charges at our then current rates. For purposes of calculating the amount of your spouse's Death Benefit, we will treat the total value of your contract (including any step-up in value) as the initial premium and the date the rider is added or continued as the rider's date of issue.
 .if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

  (1) paid out in full within five years of your death or
  (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
 .the "entire interest" in the contract on the date of your death equals the standard death benefit (or any enhanced death benefit) and, if an earnings enhancement benefit rider is then in force, any earnings enhancement death benefit amount, that may then be payable.

 IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

 .any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
-------------------------------------------------------------------------------


  The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

  Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

 MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

  To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. You choose the beneficiary in the application for the contract. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect when we receive them, whether or not you or the annuitant is then alive. However, these changes are subject to:

.. the rights of any assignees of record and

.. certain other conditions referenced in the contract.

  An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

  We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

  The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Special Considerations for Optional Benefit Riders

  If you have elected an optional death benefit rider, it is our understanding that the charges relating to these riders are not subject to current taxation. The Internal Revenue Service ("IRS") might take the position, however, that each charge associated with the rider is deemed a partial withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature distributions from annuities. We understand that you are not prevented from adding any of our optional death benefit riders to your contract if it is issued as an IRA. However, the law is unclear because IRAs generally may not invest in "life insurance contracts." Therefore, it is possible that a Contract may be disqualified as an IRA if it has an optional death benefit rider added to it. If so, you may be subject to increased taxes.

  At present, the IRS has not provided guidance as to the tax effect of adding an optional Accumulated Value Enhancement rider or the optional Waiver of Withdrawal Charge rider to an annuity contract. The IRS might take the position that each charge associated with these riders is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

  We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a competent tax adviser before electing any of these optional benefit riders.

Contracts not purchased to fund a tax qualified plan

   Undistributed gains

  We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

  However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

   Annuity payments

  When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

  The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

   Surrenders, withdrawals and death benefits

  When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

  When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

  For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by John Hancock or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

  All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

  Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution following death of owner."

   Penalty for premature withdrawals

  The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

   Puerto Rico annuity contracts not purchased to fund a tax qualified plan

  Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully
recovered.  Thereafter, all distributions are fully taxable.   Distributions
after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified
Contract is included in gross income.   Puerto Rico does not currently impose an
early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

  Each of the funds of the Series Funds intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

  The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

  We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans.
 Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

  The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

   Tax-free rollovers

   For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

 . a traditional IRA to another traditional IRA,

 . a traditional IRA to another tax-qualified plan, including a Section
   403(b) plan

 . any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

 . any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

 . a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

 . a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

   In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

   Traditional IRAs

  Annual contribution limit.  A traditional individual retirement annuity (as
  -------------------------
defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

 . 100% of compensation includable in your gross income, or

 . the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  Catch-Up Contributions.  An IRA holder age 50 or older may increase
  ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA.  You may also purchase an IRA contract for the benefit of your
  -----------
spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

  Deductibility of contributions.  You may be entitled to a full deduction, a
  ------------------------------
partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

  The amount of your deduction is based on the following factors:

 . whether you or your spouse is an active participant in an employer sponsored retirement plan,

 . your federal income tax filing status, and

 . your "Modified Adjusted Gross Income."

  Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

  Distributions.   In general, all amounts paid out from a traditional IRA
  -------------
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

  The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

   Roth IRAs

  Annual contribution limit.  A Roth IRA is a type of non-deductible IRA.  In
  -------------------------
general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

  The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

  Catch-Up Contributions.  A Roth IRA holder age 50 or older may increase
  ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

  Spousal IRA.  You may also purchase a Roth IRA contract for the benefit of
  -----------
your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

  Distributions. If you hold your Roth IRA for at least five years the payee
  -------------
will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

.. after you reach age 59 1/2,

.. on your death or disability, or

.. to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

  The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

  Conversion to a Roth IRA.  You can convert a traditional IRA to a Roth IRA,
  ------------------------
unless

 . you have adjusted gross income over $100,000, or

 . you are a married taxpayer filing a separate return.

 The Roth IRA annual contribution limit does not apply to converted amounts.

  You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

   SIMPLE IRA plans

  In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005.
After that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

  Catch-Up Contributions.  A SIMPLE IRA holder age 50 or older may increase
  ----------------------
contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

  Distributions.  The requirements for minimum distributions from a SIMPLE IRA
  -------------
retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

   Simplified Employee Pension plans (SEPs)

  SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

  Distributions.  The requirements for minimum distributions from a SEP-IRA, and
  -------------
rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

   Section 403(b) plans

  Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

  Annual Contribution Limit. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

  Catch-Up Contributions.   A Section 403(b) plan participant age 50 or older
  ----------------------
may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

  Distributions.  When we make payments from a 403(b) contract on surrender of
  -------------
the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

 . on the employee's separation from service, death, or disability,

 . with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

 . transfers and exchanges to other products that qualify under Section
   403(b).

  Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

   Pension and profit sharing plans qualified under Section 401(a)

  In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

  Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

  The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

  Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

   "Top-heavy" plans

  Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

   Section 457 deferred compensation plans

  Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

 . a state,

 . a political subdivision of a state,

 . an agency or instrumentality or a state or political subdivision of a state, or

 . a tax-exempt organization.

  As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

  The deferred compensation plan must satisfy several conditions, including the following:

 . the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

 . all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

  Annual contribution limit.   The amount of the non-taxable contributions made
  -------------------------
for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

  Catch-Up Contributions.  A 457 plan participant age 50 or older may increase
  ----------------------
contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

  Distributions.  When we make payments under your contract in the form of an
  -------------
annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

   Elective Deferral Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

   Elective Catch-up Limits

  A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

   Withholding on rollover distributions

  The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

   Puerto Rico annuity contracts purchased to fund a tax-qualified plan

  The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

  The above description of Federal (and Puerto Rico) income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand.

Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

 PERFORMANCE INFORMATION

  We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

  Total return at the Account level is the percentage change between:

 . the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

 . the value at the end of such period.

  At the Account level, total return reflects adjustments for:

 . the mortality and expense risk charges,

 . the annual contract fee, and

 . any withdrawal charge payable if the owner surrenders his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit riders. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

  We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any contract fee or withdrawal charge and it may be for additional durations.

  We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

  Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

  Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, or any charge for optional benefit riders.

 REPORTS

  At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Funds.

 VOTING PRIVILEGES

  At meetings of the Series Funds' shareholders, we will generally vote all the shares of each fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

 CERTAIN CHANGES

Changes to the Account

  We reserve the right, subject to applicable law, including any required shareholder approval,

 . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

 . to add or delete variable investment options,

 . to change the underlying investment vehicles,

 . to operate the Account in any form permitted by law, and

 . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

  Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

  We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

  The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

 . the size of the initial premium payment,

 . the size of the group or class,

 . the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

 . the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

 . the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

 . the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

  We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.
 Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

 DISTRIBUTION OF CONTRACTS

  Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 197 Clarendon Street, Boston Massachusetts 02116. Signator is a subsidiary of John Hancock.

  You can purchase a contract through registered representatives of broker-dealers and certain financial institutions who have entered into selling agreements with John Hancock and Signator. We pay broker-dealers compensation for promoting, marketing and selling our variable insurance and variable annuity products. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator will also pay its own registered representatives for sales of the contracts to their customers. We do not expect the compensation we pay to such broker-dealers (including Signator) and financial institutions to exceed 8.0% of premium payments (on a present value basis) for sales of the contracts described in this prospectus. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. We offer these contracts on a continuous basis, but neither John Hancock nor Signator is obligated to sell any particular amount of contracts. We also reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing of these contracts.

  From time to time, Signator, at its expense, may provide significant additional compensation to financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and/or other financial services firms-sponsored events or activities.

 EXPERTS

  Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Life Insurance Company at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of John Hancock Variable Annuity Account H at December 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

 REGISTRATION STATEMENT

  This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

  Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                            page of SAI
DISTRIBUTION. . . . . . . . . . . . . . . . . . . . .             2
CALCULATION OF PERFORMANCE  DATA. . . . . . . . . . .             2
OTHER PERFORMANCE INFORMATION. . . . . . . . . . . .             14
CALCULATION OF ANNUITY PAYMENTS. . . . . . . . . . .             15
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES.            17
PURCHASES AND REDEMPTIONS OF FUND SHARES. . . . . . .            18
THE ACCOUNT. . . . . . . . . . . . . . . . . . . . .             18
DELAY OF CERTAIN PAYMENTS . . . . . . . . . . . . . .            18
LIABILITY FOR TELEPHONE TRANSFERS. . . . . . . . . .             19
VOTING PRIVILEGES. . . . . . . . . . . . . . . . . .             19
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . .            20


                         CONDENSED FINANCIAL INFORMATION

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H


    The following table provides selected data for Revolution accumulation shares for each investment option that was available during the period shown. Revolution commenced operations on August 10, 1999.

                                                                     Period from
                         Year Ended    Year Ended    Year Ended    August 10, 1999
                        December 31,  December 31,  December 31,    to December 31,
                            2002          2001          2000             1999
                        ------------  ------------  ------------   ----------------
EQUITY INDEX
 Accumulation share
 value:
 Beginning of period        $17.58         $20.22       $22.54          $20.31
  End of period . . .       $13.49         $17.58       $20.22          $22.54
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      536,651      6,127,239    1,345,069          96,446
LARGE CAP VALUE
 Accumulation share
 value:
 Beginning of period
  (Note 3)    . . . .       $11.38         $10.00           --              --
  End of period . . .        $9.75         $11.38           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      371,805      3,438,978           --              --
LARGE CAP VALUE
 CORE/SM/
 Accumulation share
 value:
 Beginning of period        $10.07         $10.71       $10.31          $10.00
  End of period . . .        $8.13         $10.07       $10.71          $10.31
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      453,447      3,617,460      629,828          23,034
LARGE CAP GROWTH
 Accumulation share
 value:
 Beginning of period
  (Note 3). . . . . .        $8.13         $10.00           --              --
  End of period . . .        $5.79          $8.13           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      117,891      4,989,946           --              --
LARGE CAP AGGRESSIVE
 GROWTH
 Accumulation share
 value:
 Beginning of period         $8.09          $9.60       $11.97          $10.00
  End of period . . .        $5.48          $8.09        $9.60          $11.97
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      362,092      3,304,891    1,086,306          76,962
GROWTH & INCOME
 Accumulation share
 value:
 Beginning of period
  (Note 2)    . . . .        $7.36          $8.82       $10.00              --
  End of period . . .        $5.66          $7.36        $8.82              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .    1,215,614     32,350,307       26,057              --
FUNDAMENTAL VALUE
 Accumulation share
 value:
 Beginning of period        $10.73         $11.68       $10.43          $10.00
  End of period . . .        $8.75         $10.73       $11.68          $10.43
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      306,150      3,925,873      425,196          18,040
EARNINGS GROWTH
 Accumulation share
 value:
 Beginning of period
   (Note 1) . . . . .        $4.43          $7.11       $10.00              --
  End of period . . .        $2.96          $4.43        $7.11              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      659,822     12,863,731    1,456,523              --
FUNDAMENTAL GROWTH
 Accumulation share
 value:
 Beginning of period         $9.86         $14.74       $15.39          $10.00
  End of period . . .        $6.79          $9.86       $14.74          $15.39
Number of Accumulation
 Shares outstanding at
 end of period  . . .      309,882      2,129,465    1,326,702          57,042
SMALL/MID CAP CORE/SM/
 Accumulation share
 value:
 Beginning of period        $13.06         $13.16       $12.73          $11.00
  End of period . . .       $10.94         $13.06       $13.16          $12.73
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      163,765        947,569      244,652           5,452

                                                                     Period from
                         Year Ended    Year Ended    Year Ended    August 10, 1999
                        December 31,  December 31,  December 31,    to December 31,
                            2002          2001          2000             1999
                        ------------  ------------  ------------   ----------------
SMALL/MID CAP GROWTH
 Accumulation share
 value:
 Beginning of period        $20.79         $20.47       $18.98          $18.07
  End of period . . .       $16.19         $20.79       $20.47          $18.98
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      115,555      1,194,003      191,414           8,624
SMALL CAP EMERGING
 GROWTH
 Accumulation share
 value:
 Beginning of period
  (Note 2)    . . . .        $7.90          $8.31       $10.00              --
  End of period . . .        $5.60          $7.90        $8.31              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .       70,317      1,037,065        3,064              --
SMALL CAP VALUE
 Accumulation share
 value:
 Beginning of period        $16.31         $13.87       $10.46          $10.00
  End of period . . .       $15.07         $16.31       $13.87          $10.46
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      516,770      4,203,442      652,162          13,758
SMALL CAP GROWTH
 Accumulation share
 value:
 Beginning of period        $14.19         $16.44       $21.19          $14.27
  End of period . . .        $9.81         $14.19       $16.44          $21.19
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      303,397      3,202,945    1,185,945          66,426
AIM V.I. PREMIER
 EQUITY
 Accumulation share
 value:
 Beginning of period         $8.57          $9.92       $11.77          $10.00
  End of period . . .        $5.90          $8.57        $9.92          $11.77
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      917,793      7,992,587    3,240,530         232,933
AIM V.I. CAPITAL
 DEVELOPMENT - SERIES
 II CLASS
 Accumulation share
 value:
 Beginning of period
  (Note 4)    . . . .       $10.00             --           --              --
  End of period . . .        $7.45             --           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .        1,776             --           --              --
FIDELITY VIP
 CONTRAFUND(R) -
 SERVICE CLASS
 Accumulation share
 value:
 Beginning of period         $9.25         $10.69       $11.61          $10.00
  End of period . . .        $8.28          $9.25       $10.69          $11.61
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .    1,008,370      6,215,334    2,399,696         258,149
MFS INVESTORS GROWTH
 STOCK - INITIAL CLASS
 Accumulation share
 value:
 Beginning of period.        $8.58         $11.45       $12.36          $10.00
  End of period . . .        $6.14          $8.58       $11.45          $12.36
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      393,737      2,881,024    1,176,147          67,322
MFS RESEARCH - INITIAL
 CLASS
 Accumulation share
 value:
 Beginning of period         $8.67         $11.14       $11.86          $10.00
  End of period . . .        $6.46          $8.67       $11.14          $11.86
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      264,582      1,779,879      816,216          69,186
INTERNATIONAL EQUITY
 INDEX
 Accumulation share
 value:
 Beginning of period
  (Note 4)    . . . .       $10.00             --           --              --
  End of period . . .        $6.77             --           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .       21,718             --           --              --
INTERNATIONAL
 OPPORTUNITIES
 Accumulation share
 value:
 Beginning of period
  (Note 3). . . . . .        $8.33         $10.00           --              --
  End of period . . .        $6.72          $8.33           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      199,942        569,205           --              --
OVERSEAS EQUITY
 Accumulation share
 value:
 Beginning of period        $10.76         $11.65       $12.98          $12.24
  End of period . . .        $9.96         $10.76       $11.65          $12.98
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .       94,336        656,380      158,065           4,357

                                                                     Period from
                         Year Ended    Year Ended    Year Ended    August 10, 1999
                        December 31,  December 31,  December 31,    to December 31,
                            2002          2001          2000             1999
                        ------------  ------------  ------------   ----------------
FIDELITY VIP OVERSEAS
 Accumulation share
 value:
 Beginning of period         $7.75          $9.97       $12.48          $10.00
  End of period . . .        $6.10          $7.75        $9.97          $12.48
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      401,739      2,147,090    1,171,210          54,981
EMERGING MARKETS
 EQUITY
 Accumulation share
 value:
 Beginning of period
  (Note 3)    . . . .        $9.85         $10.00           --              --
  End of period . . .        $9.07          $9.85           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .       61,261        234,786           --              --
JANUS ASPEN WORLDWIDE
 GROWTH - SERVICE
 SHARES CLASS
 Accumulation share
 value:
 Beginning of period
  (Note 2)    . . . .        $6.90          $9.03       $10.00              --
  End of period . . .        $5.07          $6.90        $9.03              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      127,372      1,848,378       25,541              --
REAL ESTATE EQUITY
 Accumulation share
 value:
 Beginning of period
  (Note 2)    . . . .       $11.43         $10.95       $10.00              --
  End of period . . .       $11.44         $11.43       $10.95              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      222,746      1,947,999        6,226              --
HEALTH SCIENCES
 Accumulation share
 value:
   Beginning of period
 (Note 3)   . . . . .        $9.73         $10.00           --              --
 End of period  . . .        $7.69          $9.73           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      113,350        768,568           --              --
FINANCIAL INDUSTRIES
 (Note 5)
 Accumulation share
 value:
 Beginning of period        $14.58         $17.90       $14.25          $10.00
  End of period . . .       $11.60         $14.58       $17.90          $14.25
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      272,779      2,803,334      930,938          72,037
MANAGED
 Accumulation share
 value:
 Beginning of period
  (Note 2)    . . . .        $9.34          $9.73       $10.00              --
  End of period . . .        $8.00          $9.34        $9.73              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .    1,933,718     61,363,128      286,432              --
SHORT-TERM BOND
 Accumulation share
 value:
 Beginning of period        $14.20         $13.31       $12.48          $12.34
  End of period . . .       $14.82         $14.20       $13.31          $12.48
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      751,636      4,685,429      619,135          32,658
 BOND INDEX
 Accumulation share
 value:
 Beginning of period        $11.31         $10.63        $9.63           $9.65
  End of period . . .       $12.28         $11.31       $10.63           $9.63
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .    1,031,175      6,267,938      728,698          65,027
ACTIVE BOND
 Accumulation share
 value:
 Beginning of period
  (Note 3). . . . . .       $10.39         $10.00           --              --
  End of period . . .       $11.00         $10.39           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .    1,496,919     15,461,461           --              --
HIGH YIELD BOND
 Accumulation share
 value:
 Beginning of period.        $9.12          $9.04       $10.27          $10.05
  End of period . . .        $8.60          $9.12        $9.04          $10.27
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      454,243      2,743,225      522,500          26,664

                                                                     Period from
                         Year Ended    Year Ended    Year Ended    August 10, 1999
                        December 31,  December 31,  December 31,    to December 31,
                            2002          2001          2000             1999
                        ------------  ------------  ------------   ----------------
GLOBAL BOND
 Accumulation share
 value:
 Beginning of period
  (Note 2)    . . . .       $10.31         $10.60       $10.00              --
  End of period . . .       $12.10         $10.31       $10.60              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .      202,562      1,000,829           --              --
MONEY MARKET
 Accumulation share
 value:
 Beginning of period
  (Note 3)    . . . .       $10.12         $10.00           --              --
  End of period . . .       $10.15         $10.12           --              --
 Number of
 Accumulation Shares
 outstanding at end of
 period . . . . . . .    3,023,085     20,983,009           --              --

  (1)  Values shown for 2000 begin on May 1, 2000.
  (2)  Values shown for 2000 begin on November 1, 2000.
  (3)  Values shown for 2001 begin on May 1, 2001.
  (4)  Values shown for 2002 begin on May 1, 2002.
  (5) Values shown for Financial Industries are based on Account holdings of the predecessor fund.

                 APPENDIX A - DETAILS ABOUT OUR GUARANTEE PERIODS

 INVESTMENTS THAT SUPPORT OUR GUARANTEE PERIODS

  We back our obligations under the guarantee periods with John Hancock's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the guarantee periods). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

  We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

 . corporate bonds,

 . mortgages,

 . mortgage-backed and asset-backed securities, and

 . government and agency issues.

  We invest primarily in domestic investment-grade securities. In addition, we use derivative contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

 GUARANTEED INTEREST RATES

  We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected guarantee period at the time we:

 . receive your premium payment,

 . effectuate your transfer, or

 . renew your guarantee period.

  We have no specific formula for establishing the guaranteed rates for the guarantee periods. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the guarantee period. In determining guarantee rates, we may also consider, among other factors, the duration of the guarantee period, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

 COMPUTATION OF MARKET VALUE ADJUSTMENT

  We determine the amount of the market value adjustment by multiplying the amount being taken from the guarantee period (before any applicable withdrawal charge) by a factor expressed by the following formula:

                                              /n/12/
                                (    1+g    )
                                ( ----------)      -1
                                ( 1+c+0.005 )

  where:

     . G is the guaranteed rate in effect for the current guarantee period,

     . C is the current guaranteed rate in effect for new guarantee periods with duration equal to the number of years remaining in the current guarantee period (rounded to the nearest whole number of years). If we are not currently offering such a guarantee period, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available,

     . N is the number of complete months from the date of withdrawal to the end of the current guarantee period. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the guarantee period, in which case no adjustment applies.)

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

Premium payment plus extra credit        $10,000
-------------------------------------------------------------------------------------
Guarantee period                         5 years
-------------------------------------------------------------------------------------
Time of withdrawal or transfer           beginning of 3rd year of guaranteed period
-------------------------------------------------------------------------------------
Amount withdrawn or transferred          $10,816
-------------------------------------------------------------------------------------
Guaranteed rate (g)                      4%
-------------------------------------------------------------------------------------
Guaranteed rate for new 3 year
guarantee (c)                            3%
-------------------------------------------------------------------------------------
Remaining guarantee period (n)           36 months
-------------------------------------------------------------------------------------


Maximum positive adjustment: $10,000 x (1.04/2/ - 1.03/2/) = $207

(i.e., the maximum withdrawal adjusted for market value adjustment is $11,023, or $10,816 + $207)

Market value adjustment:

                                [              /36/12/ ]
                                [(   1+0.04   )        ]
                       10,816 x [(------------)      -1] = 157.51
                                [(1+0.03+0.005)        ]

Amount withdrawn or transferred (adjusted for market value adjustment): $10,816 + $157.51 = $10,973.51

 SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

Premium payment plus extra credit        $10,000
-------------------------------------------------------------------------------------
Guarantee period                         5 years
-------------------------------------------------------------------------------------
Time of withdrawal or transfer           beginning of 3rd year of guaranteed period
-------------------------------------------------------------------------------------
Amount withdrawn or transferred          $11,025
-------------------------------------------------------------------------------------
Guaranteed rate (g)                      5%
-------------------------------------------------------------------------------------
Guaranteed rate for new 3 year           5.5%
guarantee (c)
-------------------------------------------------------------------------------------
Remaining guarantee period(n)            36 months
-------------------------------------------------------------------------------------


Maximum negative adjustment: $10,000 x (1.05/2/ - 1.03/2/) = $416

(i.e., the maximum withdrawal adjusted for market value adjustment is $10,609,or $11,025 - $416)

Market value adjustment:

                                [               /36/12/ ]
                                [(    1+0.05   )        ]
                       11,025 x [[(------------)      -1] = 309.09
                                [(1+0.055+0.005)        ]


Amount withdrawn or transferred (adjusted for market value adjustment): $11,025
- $309.09 = $10,715.91

SAMPLE CALCULATION 3: POSITIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST

Premium payment plus extra credit                                             $10,000
--------------------------------------------------------------------------------------------------------------------------
Existing guarantee period                                                     5 years
--------------------------------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                                                beginning of 3rd year of guaranteed period
--------------------------------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                                               $11,025
--------------------------------------------------------------------------------------------------------------------------
Guaranteed rate (g)                                                           5%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed rate for new 3 year guarantee (c)                                  3%
--------------------------------------------------------------------------------------------------------------------------
Remaining guarantee period(n)                                                 36 months
--------------------------------------------------------------------------------------------------------------------------


Amount of excess interest: $10,000 x (1.05 /2/ - 1.03/2 /) = $416

(i.e. the maximum withdrawal adjusted for market value adjustment is $11,441, or $11,025 + $416)

Market value adjustment:

                                [              /36/12/ ]
                                [(   1+0.05   )        ]
                       11,025 x [(------------)      -1] = 486.33
                                [(1+0.03+0.005)        ]


Since the market value adjustment exceeds the amount of excess interest of $416, the actual market value adjustment is $416.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,025 + $416 = $11,441.

SAMPLE CALCULATION 4: NEGATIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST

Premium payment plus extra credit                                             $10,000
--------------------------------------------------------------------------------------------------------------------------
Guarantee period                                                              5 years
--------------------------------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                                                beginning of 3rd year of guaranteed period
--------------------------------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                                               $10,816
--------------------------------------------------------------------------------------------------------------------------
Guaranteed rate (g)                                                           4%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed rate for new 3 year guarantee (c)                                  7%
--------------------------------------------------------------------------------------------------------------------------
Remaining guarantee period(n)                                                 36 months
--------------------------------------------------------------------------------------------------------------------------


Amount of excess interest: $10,000 x (1.04 /2/ - 1.03/2 /) = $207

(i.e., the minimum withdrawal adjusted for market value adjustment is $10,609, or $10,816 - $207)

Market value adjustment:

                                [              /36/12/ ]
                                [(   1+0.04   )        ]
                       10,816 x [(------------)      -1] = 1,022.42
                                [(1+0.07+0.005)        ]

Since the market value adjustment exceeds the amount of excess interest of $207, the actual market value adjustment is -$207.

Amount withdFrawn or transferred (adjusted for market value adjustment): $10,816
- $207 = $10,609

  ____________________________________________________________________________

*All interest rates shown have been arbitrarily chosen for purposes of these examples. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

              APPENDIX B - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:

       . On January 1, 2001, you make a $5,000 initial premium payment and we issue you a contract.

       .   On January 1, 2002, you make a $1,000 premium payment.

       .   On January 1, 2003, you make a $1,000 premium payment.

       . On January 1, 2004, the total value of your contract is $7,500 because of the extra credits and favorable investment earnings.

     Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2004. In this case, assuming no prior withdrawals, we would deduct a CDSL of $289.36. We withdraw a total of $7,289.36 from your contract.

     $7,000.00 -- withdrawal request payable to you

     +  474.19 -- withdrawal charge payable to us
     ---------

     $7,474.19 -- total amount withdrawn from your contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

       (1) We FIRST distribute to you the $500 profit you have in your contract ($7,500 total contract value less $7,000 of premiums you have paid) under the free withdrawal provision.

       (2) Next we repay to you the $5,000 premium you paid in 2001. Under the free withdrawal provision, $200 of that premium is charge free ($7,000 total premiums paid x 10%; less the $500 free withdrawal in the same contract year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2001 premium. Because you made that premium payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $336 from your contract to cover the withdrawal charge on your 2001 premium payment. We pay the remainder of $4,464 to you as a part of your withdrawal request.

    $5,000
     - 200 -- free withdrawal amount (payable to you)
    ------
    $4,800
     x .07
    ------
    $  336 -- withdrawal charge on 2001 premium payment (payable to us)

    $4,800
     - 336
    ------
    $4,464 -- part of withdrawal request payable to you

       (3) We NEXT deem the entire amount of your 2002 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $50 from your contract to cover the withdrawal charge on your 2002 premium payment. We pay the remainder of $950 to you as a part of your withdrawal request.

    $1,000
     x .07
    ------
    $   70 -- withdrawal charge on 2002 premium payment (payable to us)

    $1,000
      - 70
    ------
    $  930 -- part of withdrawal request payable to you

       (4) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,608 from your 2001 premium payment under paragraph 2, and $950 from your 2003 premium payment under paragraph 3. Therefore, $742 is needed to reach $7,000.

    $7,000 -- total withdrawal amount requested
     - 500 -- profit
     - 200 -- free withdrawal amount
    -4,464 -- payment deemed from initial premium payment
     - 930 -- payment deemed from 2002 premium payment
    ------
    $  906 -- additional payment to you needed to reach $7,000

    We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all premiums you paid prior to 2003. We use the following formula to determine how much more we need to withdraw:

    Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

    $906      =  x - [.07x]
    $906      =  .94x
    $906/.93  =  x
    $974.19   =  x
    $974.19   -- deemed withdrawn from 2003 premium payment
  - $906.00   -- part of withdrawal request payable to you
  ---------
    $ 68.19   -- withdrawal charge on 2003 premium deemed withdrawn (payable to
                 us)

     APPENDIX C - EXAMPLES OF EARNINGS ENHANCEMENT DEATH BENEFIT CALCULATION

  The following are examples of the optional earnings enhancement death benefit. We have assumed that there are earnings under the contracts in each case.
Actual investment performance may be greater or lower than the amounts shown.

 EXAMPLE 1 - EARNINGS ENHANCEMENT DEATH BENEFIT WITH STANDARD DEATH BENEFIT, NO ADJUSTMENTS FOR WITHDRAWALS OR ADDITIONAL PREMIUM PAYMENTS

  Assume:

 . You elect the earnings enhancement death benefit rider (but not the enhanced death benefit rider) when you purchase your contract,

 . At the time of purchase, you and the annuitant are each under age 70 and you pay an initial premium of $100,000,

 . You allocate the premium to a variable investment option, and make no transfers of contract value to other investment options,

 . We determine the death benefit before the Maturity Date, in the fourth year of your contract on a day when the total value of your contract is $180,000.

Calculation of Standard Death Benefit

  We compare the total value of your contract ($180,000, with no market value adjustment) to the total amount of premiums you paid ($100,000, with no adjustment for withdrawals). The standard death benefit is the higher of the two, or $180,000.

Calculation of Earnings Enhancement Amount

  Because you and the annuitant were both under age 70 when the rider was issued, the earnings enhancement amount is 40% of the difference between the standard death benefit and your "Net Premiums," up to a maximum benefit amount equal to 80% of your "Adjusted Net Premiums."

  Calculation of Net Premiums and Adjusted Net Premiums - To determine "Net Premiums," we reduce the premiums you paid ($100,000) by the amount of any withdrawals in excess of earnings ($0, with no adjustment for withdrawal charges). In this example, the Net Premiums is $100,000. To determine "Adjusted Net Premiums," we reduce the Net Premiums ($100,000) by any premiums you made, other than the initial premium, during the 12 months before we calculated the death benefit ($0). In this example, the "Adjusted Net Premiums" is $100,000.

  Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 80% of the Adjusted Net Premiums ($100,000), or $80,000.

  The earnings enhancement amount is 40% of the difference between the standard death benefit ($180,000) and your Net Premiums ($100,000), up to the maximum benefit amount. In this example, 40% of the difference is $32,000, which is less than the maximum benefit amount ($80,000). The earnings enhancement amount is therefor $32,000.

  The total Death Benefit in this example is the standard death benefit ($180,000) plus the earnings enhancement amount ($32,000), or $212,000.

 EXAMPLE 2 - EARNINGS ENHANCEMENT DEATH BENEFIT WITH ENHANCED DEATH BENEFIT, ADJUSTED FOR WITHDRAWAL AND ADDITIONAL PREMIUM

  Assume:

 . You elect the earnings enhancement death benefit rider and the enhanced death benefit rider when you purchase your contract,

 . At the time of purchase, you are over age 70 and you pay an initial premium of $100,000,

 . You allocate the premium to a variable investment option, and make no transfers of contract value to other investment options,

 . On the seventh anniversary of your contract, your total value in the contract is $175,000, which is the highest value on any anniversary date

 . On the day after the seventh anniversary of your contract, you make a withdrawal of $80,000,

 . On the eighth anniversary of your contract, the total value of your contract is $110,000, and you make an additional premium payment of $10,000 at the end of the eighth year of your contract

 . We determine the death benefit before the Maturity Date in the middle of the ninth year of your contract, on a day when the total value of your contract is $120,000.

Calculation of Enhanced Death Benefit

  In this example, the enhanced death benefit is the highest of an accumulated premium "roll-up" amount, a "highest anniversary value" amount and the value of your contract on the date the death benefit is determined.

  Calculation of Premium Roll-up - We calculate the amount of each premium you have paid, accumulated at a 5% effective annual rate, minus any withdrawals. In this example, the accumulated value of your initial premium, after adjustment for the $80,000 withdrawal, is $65,319.75, and the accumulated value of your second premium is $10,246.95. The total amount of the premium "roll-up" is $75,566.70.

  Calculation of Highest Anniversary Value - We determine the highest anniversary value of your contract on any anniversary date during the rider's measuring period ($175,000), plus any premiums since that date ($10,000), minus
any withdrawals since that date ($80,000).   In this example, the "highest
anniversary value" is $105,000.

  The total value of your contract on the date the death benefit is determined ($120,000, with no market value adjustment) is higher than the premium roll-up amount ($75,566.70) and higher than the "highest anniversary value" amount ($105,000). The enhanced death benefit is therefore $120,000.

Calculation of Earnings Enhancement Amount

  Because you were over age 70 when the rider was issued, the earnings enhancement amount is 25% of the difference between the enhanced death benefit and your "Net Premiums," up to a maximum benefit amount equal to 50% of your "Adjusted Net Premiums."

  Calculation of Net Premiums and Adjusted Net Premiums - To determine "Net Premiums," we reduce the premiums you paid by the amount of any withdrawals in excess of earnings (including withdrawal charges). In this example, you withdrew $80,000 at a time when your earnings were $75,000 and no withdrawal charges were imposed. The amount withdrawn in excess of earnings is therefore $5,000. Net Premiums is the amount of premiums paid ($110,000) less amounts withdrawn in excess of earnings ($5,000), or $105,000. To determine "Adjusted Net Premiums," we reduce the Net Premiums ($105,000) by any premiums you made during the 12 months before we calculated the death benefit ($10,000). In this example, the "Adjusted Net Premiums" is $95,000.

  Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 50% of your Adjusted Net Premiums ($95,000), or $47,500.

  The earnings enhancement amount is 25% of the difference between the enhanced death benefit ($120,000) and your Net Premiums ($105,000), up to the maximum benefit amount. In this example, 25% of the difference is $3,750, which is less than the maximum benefit amount ($47,500). The earnings enhancement amount is therefore $3,750.

  The total Death Benefit in this example is the enhanced death benefit ($120,000) plus the earnings enhancement amount ($3,750), or $123,750.

                           Prospectus dated May 1, 2003
--------------------------------------------------------------------------------
                       REVOLUTION EXTRA II VARIABLE ANNUITY
--------------------------------------------------------------------------------
        deferred combination fixed and variable annuity contract issued by
               JOHN HANCOCK LIFE INSURANCE COMPANY ("John Hancock")
                     John Hancock Variable Annuity Account H

     The contract enables you to earn fixed rates of interest under our fixed investment option and investment-based returns in the following variable investment options:

--------------------------------------------------------------------------------
 Variable Investment        Underlying Fund Managed By:
  Options:

 Equity Options:
  Equity Index ...........  SSgA Funds Management, Inc.
  Large Cap Value ........  T. Rowe Price Associates, Inc.
  Large Cap Value CORE
  /SM/ ...................  Goldman Sachs Asset Management, L.P.
  Large Cap Growth .......  Independence Investment LLC
  Large Cap Aggressive
  Growth .................  Janus Capital Management, LLC
  Earnings Growth ........  Fidelity Management & Research Company
  Growth & Income ........  Independence Investment LLC and Putnam Investment
                            Management, LLC
  Fundamental Value ......  Wellington Management Company, LLP
  Fundamental Growth .....  Putnam Investment Management, LLC
  Mid Cap Value ..........  T. Rowe Price Associates, Inc.
  Small/Mid Cap CORE /SM/   Goldman Sachs Asset Management, L.P.
  Small/Mid Cap Growth ...  Wellington Management Company, LLP
  Small Cap Value ........  T. Rowe Price Associates, Inc. and Wellington
                            Management Company, LLP
  Small Cap Growth .......  John Hancock Advisers, LLC
  Small Cap Emerging
  Growth .................  Wellington Management Company, LLP
  AIM V.I. Premier Equity   A I M Advisors, Inc.
  AIM V.I. Capital
  Development ............  A I M Advisors, Inc.
  Fidelity VIP
  Contrafund/(R)/ ........  Fidelity Management & Research Company
  MFS Investors Growth
  Stock ..................  MFS Investment Management/(R)/
  MFS Research ...........  MFS Investment Management/(R)/
  International Equity
  Index ..................  Independence Investment LLC
  International
  Opportunities ..........  T. Rowe Price International, Inc.
  Overseas Equity ........  Capital Guardian Trust Company
  Fidelity VIP Overseas ..  Fidelity Management & Research Company
  Emerging Markets Equity   Van Kampen (a registered trade name of Morgan
                            Stanley Investment Management Inc.)
  Janus Aspen Worldwide
  Growth .................  Janus Capital Management, LLC
  Real Estate Equity .....  RREEF America LLC and Van Kampen (a registered trade name of Morgan Stanley Investment Management
                            Inc.)
  Health Sciences ........  Wellington Management Company, LLP
  Financial Industries ...  John Hancock Advisers, LLC
  Janus Aspen Global
  Technology .............  Janus Capital Management, LLC

 Balanced Options:
  Managed ................  Independence Investment LLC and Capital Guardian
                            Trust Company

 Bond & Money Market
  OPTIONS:
  Short-Term Bond ........  Independence Investment LLC
  Bond Index .............  Standish Mellon Asset Management Company LLC
  Active Bond ............  John Hancock Advisers, LLC
  Total Return Bond ......  Pacific Investment Management Company LLC
  High Yield Bond ........  Wellington Management Company, LLP
  Global Bond ............  Capital Guardian Trust Company
  Money Market ...........  Wellington Management Company, LLP

-------------------------------------------------------------------------------

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the Janus Aspen Series (Service Shares Class), and the MFS Variable Insurance Trust (Initial Class) (together, the "Series Funds"). In this prospectus, the investment options of the Series
Funds are referred to as funds.   In the prospectuses for the Series Funds, the
investment options may also be referred to as "funds," "portfolios" or "series."


  Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for each Series Fund. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

   For amounts you don't wish to invest in a variable investment option, you can allocate to our fixed investment option that we make available to you through our general account. Currently, you can allocate amounts to the "guaranteed interest account" where they earn interest at a fixed rate, declared by us, subject to a minimum. Neither our general account nor any interests in our general account are registered with the SEC or subject to the federal securities laws.

The Revolution Extra Variable Annuity II contract provides an Extra Credit feature that is described on page 12. Because of this feature, the withdrawal charge applicable to certain withdrawals of contract value may be higher than those imposed under contracts without an "extra credit" or "bonus" feature. The amount of the Extra Credit that we add to your contract may be more than offset by the withdrawal charge that is described on page 18 if you prematurely "surrender" or otherwise withdraw money in excess of the Free Withdrawal Amounts (see page 18) while this charge is in effect.

                      John Hancock Annuity Servicing Office
                      -------------------------------------

                                  Mail Delivery
                                  -------------
                                   P.O. Box 772
                                 Boston, MA 02117

                                Overnight Delivery
                                ------------------
                      John Hancock Annuity Image Operations
                         27 Dry Dock Avenue, Second floor
                              South Boston, MA 02110

                              PHONE: 1-800-824-0335

                               FAX:  1-617-572-1571

  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than John Hancock. They involve investment risks including the possible loss of principal.

********************************************************************************

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
                                IMPORTANT NOTICES

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

We've also filed with the SEC a "Statement of Additional Information." This Statement contains detailed information not included in the prospectus.
 Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus.
 We will provide you with a free copy of the current Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page 41.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.
-------------------------------------------------------------------------------

                             GUIDE TO THIS PROSPECTUS

     We have arranged the prospectus in the following way:

..    The first section contains an "Index of Key Words."

..    Behind the index are the "Fee Tables." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a Revolution Extra II contract.

..    The next section is called "Basic Information." It contains basic information about the contracts presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

..    Behind the Basic Information is "Additional Information." This section gives more details about the contracts. It generally does not repeat information contained in the Basic Information.

..    Behind the Additional Information are Appendices that contain examples of withdrawal charge calculations.

The Series Funds' prospectuses are attached at the end of this prospectus. You should save these prospectuses for future reference

                               INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

  Key Word                                              Page

  Accumulation units..................................   27
  Annuitant...........................................   10
  Annuity payments....................................   13
  Annuity period......................................   13
  Business day........................................   11
  Contract year.......................................   11
  Date of issue.......................................   11
  Date of maturity....................................   28
  Extra credits.......................................   12
  Fixed investment option ............................   13
  Free withdrawal amounts.............................   18
  Funds...............................................    2
  Guaranteed interest account.........................   13
  Investment options..................................   14
  Premium payments....................................   11
  Surrender ..........................................   19
  Surrender value.....................................   19
  Total value of your contract........................   12
  Variable investment options.........................cover
  Withdrawal charge....................................  18
  Withdrawal...........................................  18

                                   FEE TABLES


     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Revolution Extra II contract. The first table describes the charges that you will pay at the time that you buy the contract, surrender the contract, or transfer account value between investment options. State premium taxes may also be deducted.

-------------------------------------------------------------------------------
       Contractowner Transaction Expenses              Revolution Extra II
-------------------------------------------------------------------------------
 Maximum Withdrawal Charge (as % of amount            8% for the first 3 years
 withdrawn or surrendered)/1/                         7% for the fourth year
                                                      6% for the fifth year
                                                      5% for the sixth year
                                                      4% for the seventh year
                                                      2% for the eighth year
                                                         0% thereafter
-------------------------------------------------------------------------------
 Maximum transfer charge/2/                                    $25
-------------------------------------------------------------------------------

/1/ This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of premium payment.

/2/ This charge is not currently imposed, but we reserve the right to do so in the contract. If we do, it will be taken upon each transfer into or out of any investment option beyond an annual limit of not less than 12.

     The next table describes the fees and expenses that you will pay periodically during the time you own the contract. This table does not include fees and expenses paid at the fund level.

                                                       Revolution Extra II
-------------------------------------------------------------------------------
 Maximum Annual Contract Fee/3/                                $50
-------------------------------------------------------------------------------
 Current Annual Contract Fee/4/                                $30
-------------------------------------------------------------------------------
 Separate Account Annual Expenses (as a
 percentage of average account value)/5/                      1.60%
-------------------------------------------------------------------------------
 Optional Benefit Rider Charges/6/:
-------------------------------------------------------------------------------
 Highest Anniversary Value Death Benefit Rider      0.25% of your contract's
                                                           total value
-------------------------------------------------------------------------------
 Earnings Enhancement ("Beneficiary Tax Relief")    0.25% of your contract's
 Death Benefit Rider                                       total value
-------------------------------------------------------------------------------
 Accumulated Value Enhancement ("CARESolutions
 Plus") Rider/7/                                  0.35% of your initial premium
                                                             payment
-------------------------------------------------------------------------------
 Guaranteed Retirement Income Benefit Rider         0.45% of your contract's
                                                           total value
-------------------------------------------------------------------------------


/3/ This charge is not currently imposed, and would only apply to contracts of less than $50,000.

/4/ This charge applies only to contracts of less than $50,000. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender.

/5/ This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to the fixed investment option.

/6/ Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12/th/ of the annual charge shown in the table.

/7/ We reserve the right to increase the annual charge shown on a uniform basis for all Accumulated Value Enhancement riders issued in the same state.

The next table describes the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time you own a Revolution Extra II contract. More detail concerning each fund's fees and expenses is contained in the Series Funds' prospectuses.

--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           Minimum           Maximum
--------------------------------------------------------------------------------------------
 Range of expenses that are deducted from fund assets,          0.23%             3.45%
 including management fees, distribution and/or
 service (12b-1) fees, and other expenses
--------------------------------------------------------------------------------------------
 Range of expenses after taking account of certain              0.23%             1.60%*
 reimbursements or waivers of expenses and fees
--------------------------------------------------------------------------------------------


* Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund when the fund's "other fund expenses" exceed 0.10% of its average daily net assets. The agreements will remain in effect until May 1, 2004, and may be renewed each year thereafter by the John Hancock Variable Series Trust I. The following table lists the JHVST funds available under your contract that are subject to these agreements. See the prospectuses for the Series Funds for other information on reimbursement or waiver arrangements affecting the funds.

The next table describes fund level fees and expenses for each of the funds. More detail concerning each fund's fees and expenses is contained in the prospectuses for the Series Funds.

                                                                                  TOTAL FUND                     TOTAL FUND
                                                DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                                   INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                                   MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                              FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I (NOTE 1):
------------------------------------------------------------------------------------------------------------------------------
Equity Index ...................     0.13%           N/A             0.10%            0.23%        0.00%           0.23%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value ................     0.75%           N/A             0.08%            0.83%        0.00%           0.83%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value CORE /SM/ ......     0.74%           N/A             0.23%            0.97%        0.13%           0.84%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth ...............     0.79%           N/A             0.08%            0.87%        0.00%           0.87%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Aggressive Growth ....     0.87%           N/A             0.11%            0.98%        0.01%           0.97%
------------------------------------------------------------------------------------------------------------------------------
Earnings Growth* ...............     0.95%           N/A             0.09%            1.04%        0.00%           1.04%
------------------------------------------------------------------------------------------------------------------------------
Growth & Income ................     0.67%           N/A             0.08%            0.75%        0.00%           0.75%
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value ..............     0.77%           N/A             0.08%            0.85%        0.00%           0.85%
------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth .............     0.90%           N/A             0.26%            1.16%        0.16%           1.00%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value ..................     1.10%           N/A             0.10%            1.20%        0.00%           1.20%
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap CORE /SM/ ........     1.05%           N/A             0.25%            1.30%        0.15%           1.15%
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Growth ...........     0.97%           N/A             0.10%            1.07%        0.00%           1.07%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value ................     0.95%           N/A             0.09%            1.04%        0.00%           1.04%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth ...............     1.05%           N/A             0.08%            1.13%        0.00%           1.13%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth* .....     1.05%           N/A             0.14%            1.19%        0.04%           1.15%
------------------------------------------------------------------------------------------------------------------------------
International Equity Index .....     0.18%           N/A             0.28%            0.46%        0.18%           0.28%
------------------------------------------------------------------------------------------------------------------------------
International Opportunities ....     1.14%           N/A             0.41%            1.55%        0.31%           1.24%
------------------------------------------------------------------------------------------------------------------------------
Overseas Equity* ...............     1.05%           N/A             0.40%            1.45%        0.30%           1.15%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity ........     1.50%           N/A             1.95%            3.45%        1.85%           1.60%
------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity .............     0.98%           N/A             0.09%            1.07%        0.00%           1.07%
------------------------------------------------------------------------------------------------------------------------------
Health Sciences ................     1.00%           N/A             0.35%            1.35%        0.25%           1.10%
------------------------------------------------------------------------------------------------------------------------------
Financial Industries ...........     0.80%           N/A             0.10%            0.90%        0.00%           0.90%
------------------------------------------------------------------------------------------------------------------------------
Managed ........................     0.68%           N/A             0.08%            0.76%        0.00%           0.76%
------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond ................     0.60%           N/A             0.08%            0.68%        0.00%           0.68%
------------------------------------------------------------------------------------------------------------------------------
Bond Index .....................     0.14%           N/A             0.11%            0.25%        0.01%           0.24%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  TOTAL FUND                     TOTAL FUND
                                                DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                                   INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                                   MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
FUND NAME                              FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I (NOTE 1):
------------------------------------------------------------------------------------------------------------------------------
Active Bond ....................     0.61%           N/A             0.08%            0.69%        0.00%           0.69%
------------------------------------------------------------------------------------------------------------------------------
Total Return Bond ..............     1.10%           N/A             0.10%            1.20%        0.00%           1.20%
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond ................     0.80%           N/A             0.16%            0.96%        0.06%           0.90%
------------------------------------------------------------------------------------------------------------------------------
Global Bond ....................     0.85%           N/A             0.16%            1.01%        0.06%           0.95%
------------------------------------------------------------------------------------------------------------------------------
Money Market ...................     0.25%           N/A             0.07%            0.32%        0.00%           0.32%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
 FUNDS - SERIES I SHARES:
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund ...     0.61%           N/A             0.24%            0.85%        0.00%           0.85%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
 FUNDS - SERIES II SHARES:
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development
 Fund ..........................     0.75%          0.25%            0.39%            1.39%        0.00%           1.39%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS
 FUND - SERVICE CLASS:
------------------------------------------------------------------------------------------------------------------------------
Fidelity/(R)/ VIP Overseas .....     0.73%          0.10%            0.17%            1.00%        0.00%           1.00%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS
 FUND II - SERVICE CLASS:
------------------------------------------------------------------------------------------------------------------------------
Fidelity/(R)/ VIP
 Contrafund/(R)/ ...............     0.58%          0.10%            0.10%            0.78%        0.00%           0.78%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - SERVICE
 SHARES CLASS:
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth ...     0.65%          0.25%            0.05%            0.95%        0.00%           0.95%
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology ..     0.65%          0.25%            0.07%            0.97%        0.00%           0.97%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
   INITIAL CLASS SHARES (NOTE 2):
------------------------------------------------------------------------------------------------------------------------------
MFS/(R)/ Investors Growth
 Stock .........................     0.75%           N/A             0.13%            0.88%        0.00%           0.88%
------------------------------------------------------------------------------------------------------------------------------
MFS/(R)/ Research ..............     0.75%           N/A             0.12%            0.87%        0.00%           0.87%
------------------------------------------------------------------------------------------------------------------------------

/1/ Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund when the fund's "other fund expenses" exceed 0.10% of its average daily net assets. The agreements will remain in effect until May 1, 2004, and may be renewed each year thereafter by JHVST. Percentages shown for the Large Cap Growth and Small/Mid Cap CORE/SM/ funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2002, were in effect for all of 2002. Percentages shown for the Small Cap Emerging Growth fund are calculated as if the current management fee schedule, which applies to this fund effective May 1, 2003, was in effect for all of 2002. The percentages shown for the Mid Cap Value and Total Return Bond funds are estimates because the funds were not in operation prior to the date of this prospectus. The percentages shown for the Financial Industries fund are based on the fund's current management fee schedule and the operating expenses and average daily net assets of the fund's predecessor during 2002."CORE/SM/" is a service mark of Goldman, Sachs & Co.


     * Earnings Growth was formerly "Multi Cap Growth," Small Cap Emerging Growth was formerly "Small Cap Equity," and Overseas Equity was formerly "Global Balanced."

/2/ MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, "Total Fund Operating Expenses with Reimbursement" would equal 0.87% for MFS Investors Growth Stock and 0.86% for MFS Research.

EXAMPLES

     THE FOLLOWING TWO EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A REVOLUTION EXTRA II CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

     THE FIRST EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN AN "ALL RIDER" CONTRACT WITH THE FOLLOWING OPTIONAL BENEFIT RIDERS: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER, EARNINGS ENHANCEMENT DEATH BENEFIT RIDER, ACCUMULATED VALUE ENHANCEMENT RIDER AND GUARANTEED RETIREMENT INCOME BENEFIT RIDER RIDER. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM ANNUAL CONTACT FEE AND THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Revolution Extra II - maximum fund-level total operating expenses
-----------------------------------------------------------------

                                                                        1 YEAR   3 YEARS 5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------
(1) IF YOU SURRENDER YOUR ALL RIDER CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:                                                $1174     $2440   $3492    $5879

-----------------------------------------------------------------------------------------------------------
(2) IF YOU ANNUITIZE YOUR ALL RIDER CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:                                                $ 454     $1719   $2950    $5879

-----------------------------------------------------------------------------------------------------------
(3) IF YOU DO NOT SURRENDER YOUR ALL RIDER CONTRACT:                   $ 454     $1719   $2950    $5879
-----------------------------------------------------------------------------------------------------------

THE NEXT EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A "NO RIDER" CONTRACT WITH NO OPTIONAL BENEFIT RIDERS FOR THE TIME PERIODS INDICATED. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE AVERAGE ANNUAL CONTRACT FEE WE EXPECT TO RECEIVE FOR THE CONTRACTS AND THE MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS.

     ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

Revolution Extra II - minimum fund-level total operating expenses
-----------------------------------------------------------------

                                                                        1 YEAR   3 YEARS 5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------
(1) IF YOU SURRENDER YOUR NO RIDER CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:                                                $908      $1302   $1521    $2169

--------------------------------------------------------------------------------------------------------
(2) IF YOU ANNUITIZE YOUR NO RIDER CONTRACT AT THE END OF THE
APPLICABLE TIME PERIOD:                                                $188      $582    $1001    $2169

--------------------------------------------------------------------------------------------------------
(3) IF YOU DO NOT SURRENDER YOUR NO RIDER CONTRACT:                    $188      $582    $1001    $2169
--------------------------------------------------------------------------------------------------------

                                BASIC INFORMATION

  This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear:

  QUESTION                                     STARTING ON PAGE
  --------                                     ----------------

What is the contract? ..............................  10

Who owns the contract? .............................  10

Is the owner also the annuitant? ...................  10

How can I invest money in a contract? ..............  10

How will the value of my investment in the
 contract change over time? ........................  12

What annuity benefits does the contract provide? ...  13

To what extent can John Hancock vary the terms
 and conditions of the contracts? ..................  13

What are the tax consequences of owning
 a contract?. ......................................  14

How can I change my contract's investment
 allocations? ......................................  14

What fees and charges will be deducted from
 my contract? ......................................  17

How can I withdraw money from my contract? .........  19

What happens if the owner or the annuitant
 dies before my contract's date of maturity? .......  20

What other benefits can I purchase under
 a contract? .......................................  23

Can I return my contract? ..........................  24

WHAT IS THE CONTRACT?

     The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the "annuity payments" will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen. If your annuity is provided under a master group contract, the term "contract" as used in this prospectus refers to the certificate you will be issued and not to the master group contract.

WHO OWNS THE CONTRACT?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a contract has joint owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

     In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

     Premium payments

     We call the investments you make in your contract premiums or premium payments. In general, you need at least a $10,000 initial premium payment to purchase a contract. If you purchase your contract under any of the tax-qualified plans shown on page 33 or if you purchase your contract through the automatic investment program, different minimums may apply. If you choose to contribute more money into your contract, each subsequent premium payment must be at least $200 ($100 for the annuity direct deposit program). If your contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more premiums to keep the contract in force.

     Allocation of premium payments

     An authorized representative of the broker-dealer or financial institution through whom you purchase your contract will assist you in (1) completing an application or placing an order for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Annuity Servicing Office.

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     In certain situations, we will issue a contract upon receiving the order of your broker-dealer or financial institution but delay the effectiveness of the contract until we receive your signed application. (What we mean by "delaying effectiveness" is that we will not allow allocations to the variable investment options until we receive your signed application.) In those situations, if we do not receive your signed application within our required time period, we will deem the contract void from the beginning and return your premium payment. We will not issue a contract if any proposed owner or annuitant is older than age
84. We may also limit your ability to purchase multiple contracts on the same annuitants or owners. We may, however, waive either of these underwriting limits.

  Once we have issued your contract and it becomes effective, we credit any additional premiums to your contract at the close of the business day in which we receive the payment. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional premium payment after the close of a business day, we will credit it to your contract on the next business day.

Limits on premium payments

  You can make premium payments of up to $1,000,000 in any one contract year. We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

  The total of all new premium payments and transfers that you may allocate to any one investment option in any one contract year may not exceed $1,000,000.
 We may also restrict your right to allocate premiums to the guaranteed interest account after the 10th contract year.

  While the annuitant is alive and the contract is in force, you can make premium payments at any time before the date of maturity. However,

                                                                   YOU MAY NOT MAKE ANY PREMIUM
                IF YOUR CONTRACT IS USED TO FUND                   PAYMENTS AFTER THE ANNUITANT
                                                                            REACHES AGE
--------------------------------------------------------------------------------------------------
  a "tax qualified plan"*                                          70 1/2**
--------------------------------------------------------------------------------------------------
  a non-tax qualified plan                                         85
--------------------------------------------------------------------------------------------------

  * as that term is used in "Tax Information," beginning on page 32. ** except for a Roth IRA, which has no age limit.

Ways to make premium payments

  Premium payments made by check or money order should be:

 . drawn on a U.S. bank,

 . drawn in U.S. dollars, and

 . made payable to "John Hancock."

  We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

  Premium payments after the initial premium payment should be sent to:

--------------------------------------------------------------------------------

                  JOHN HANCOCK ANNUITY SUBSEQUENT PAYMENTS, X-4
                                  MAIL DELIVERY
                                  -------------
                               1 John Hancock Way
                                   Suite 1501
                              Boston, MA 02117-1501

                               OVERNIGHT DELIVERY
                               ------------------
                                 529 Main Street
                              Charleston, MA 02129
-------------------------------------------------------------------------------

     We will accept your initial premium payment by exchange from another insurance company. You can find information about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your broker-dealer or by contacting the John Hancock Annuity Servicing Office.

Premium payments by wire

     If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

     If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

..    issue a contract;

..    accept premium payments; or

..    allow other transactions.

     After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

At any time before the date of maturity, the total value of your contract equals

..    the total amount you invested,

..    plus the amount(s) credited to your contact under the "Extra Credit feature" described below,

..    minus all charges we deduct,

..    minus all withdrawals you have made,

..    plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value while it is in that option,

..    plus the interest we credit to any of your contract's value while it is in a fixed investment option.

Extra Credit feature

     Each time you make a premium payment, we will credit an extra amount to the total value of your contract in addition to the amount of the premium payment. If your premium payment is greater than $10,000 and less than $2.5 million, the extra amount will be equal to 3.5% of the premium payment. If your premium payment is $2.5 million or more, the extra amount will be equal to 5.0% of the premium payment. These extra amounts are referred to as extra credits. Each extra credit will be credited to your contract at the same time the premium payment is credited and will be allocated among the variable investment options and the guaranteed interest account in the same way that the premium payment is allocated (see "Allocation of premium payments" on page 14). However, each extra credit will be treated for all purposes as "earnings" under your contract, not as a premium payment.

     We anticipate that a portion of the withdrawal charge, and any profits derived from other contract fees and charges, will be used to help recover our cost of providing the Extra Credit feature. (For a description of these fees and charges, see the response to the question "What fees and charges will be deducted from my contract?") Under certain circumstances (such as a withdrawal of money that is in excess of the Free Withdrawal amounts, while a withdrawal charge is in effect) the cost associated with the Extra Credit feature may exceed the Extra Credit amount and any related earnings. You should consider this possibility before purchasing the contract.

Variable Investment Options

     Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares.

     Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. The Fee Tables in this prospectus shows a range of fund expenses that you may pay. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We show these charges in the Fee Tables, and describe them under "What fees and charges will be deducted from my contract?" beginning on page 17.

Fixed Investment Option

     Guaranteed interest account

     Each premium payment you allocate to the guaranteed interest account will earn interest (calculated on a compounded basis) at the initial rates we set at the time of that allocation into the guaranteed interest account option. From time to time, we declare new rates, which will never be less than the guaranteed minimum rate described in your contract. In most states, the guaranteed minimum interest rate is 2%, and increases to 3% once a premium is older than 10 years. In certain states, a 3% guaranteed minimum interest rate is available for all years. For purposes of crediting interest, transfers from a variable investment option will be treated as premium payment. We credit interest until the earlier of the date of maturity of your contract, or the date you transfer, "surrender" or otherwise withdraw money from this option.

     From time to time, we may credit interest to amounts allocated to the guaranteed interest account at different rates based on the size of a premium payment, the time it is allocated to the guaranteed interest account, or other factors.

     WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?

     If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review the discussion under "The annuity period," beginning on page 28, for information about all of these choices you can make.

TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

State law insurance requirements

     Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

Variations in charges or rates

     We may vary the charges, rates, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

 WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

  In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

 . partial withdrawal (including systematic withdrawals),

 . full withdrawal ("surrender"),

 . payment of any death benefit proceeds, and

 . periodic payments under one of our annuity payment options.

  In addition, if you elect the accumulated value enhancement rider, the Internal Revenue Service might take the position that the annual charge for this rider is deemed a withdrawal from the contract which is subject to income tax and, if applicable, the special 10% penalty tax for withdrawals before the age of 59 1/2.

  How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as

 . the type of the distribution,

 . when the distribution is made,

 . the nature of any tax qualified retirement plan for which the contract is being used, if any, and

 . the circumstances under which the payments are made.

  If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

  Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

  THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH TAX-QUALIFIED PLANS ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

 HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

Allocation of premium payments

  When you apply for your contract, you specify the variable investment options or fixed investment option (together, your investment options) in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Annuity Servicing Office.

  Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into a variable investment option or the fixed investment option that you are not then using or have not previously used counts as one "use" of an investment option.

Transferring your assets

  Up to 12 times during each year of your contract, you may transfer (subject to the restrictions described below), free of any charge,

 . all or part of the assets held in one VARIABLE INVESTMENT OPTION to any other available variable investment option or the fixed investment option, or

.. all or part of the assets held in the GUARANTEED INTEREST ACCOUNT to any other available variable investment option.

Currently, we impose no charge for transfers of more than 12 per contract year. However, we reserve the right to impose a charge of up to $25 on any transfers in excess of the 12 free transfers or to prohibit any such transfers altogether. Transfers under our strategic rebalancing, dollar-cost averaging or interest sweep programs do not count toward the 12 you are allowed each year.

       General restrictions on transfers

     You may NOT make any transfers:

.. into any one variable investment option or the fixed investment option, without our prior approval, if transfers and additional premium payment allocations to that option would exceed $1,000,000 in a contract year,

.. that would cause you to exceed the above-mentioned maximum of 18 investment options, or

.. during the annuity period if that would result in more than four investment options being used at once.

We also reserve the right to prohibit a transfer less than 30 days prior to the contract's date of maturity.

   Special restrictions on transfers to and from the guaranteed interest account

  Transfers to and from the guaranteed interest account are subject to additional restrictions. You may NOT make any transfers TO this investment option:

..  within 6 months of a transfer from this investment option,

..  after the 10th contract year, unless we approve otherwise, or

..  at any time during the annuity period.

   You also may NOT make any transfers FROM this investment option:

..  more than once during the first contract year,

.. after the first contract year, until the later of (1) 180 days after the last transfer from this option or (2) the beginning of a new contract year, or

.. of more than 20% of the value in this investment option or $500, whichever is greater, in any one contract year.

If you participate in our interest sweep program, however, some of these restrictions will not apply to your periodic transfers of interest earnings to pre-selected variable investment options. (See "Interest Sweep Program" on page
20).

     Special restrictions on transfers to and from variable investment options

     You may NOT make any transfers to and from the same variable investment option on consecutive business days.

     The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. The use of such transfers may be disruptive to a fund. We reserve the right to reject any premium payment or transfer request from any person, if in our judgment, a fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise be potentially adversely affected.

     WE MAY ALSO MODIFY YOUR RIGHT TO MAKE TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS IF WE DETERMINE, IN OUR OPINION, THAT EXERCISING THAT RIGHT BY ONE OR MORE CONTRACT OWNERS IS, OR WOULD BE, TO THE DISADVANTAGE OF OTHER OWNERS. ANY MODIFICATION COULD BE APPLIED TO TRANSFERS TO OR FROM SOME OR ALL OF THE VARIABLE INVESTMENT OPTIONS AND COULD INCLUDE, BUT NOT BE LIMITED TO: (A) EXTENDING THE MINIMUM TIME PERIOD BETWEEN EACH TRANSFER; (B) NOT ACCEPTING TRANSFER REQUESTS OF AN AGENT ACTING UNDER A POWER OF ATTORNEY OR ON BEHALF OF MORE THAN ONE OWNER, OR (C) LIMITING THE DOLLAR AMOUNT THAT MAY BE TRANSFERRED AMONG VARIABLE INVESTMENT OPTIONS BY AN OWNER AT ANY ONE TIME. THESE RESTRICTIONS MAY BE APPLIED IN ANY MANNER WE DESIGN TO PREVENT ANY USE OF THE TRANSFER RIGHT THAT WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER OWNERS.

     Procedure for transferring your assets

     You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Servicing Office at the location shown on page 2. Your request should include

..    your name,

..    daytime telephone number,

..    contract number,

..    the names of the investment options to and from which assets are being transferred, and

..    the amount of each transfer.

     The request becomes effective on the day we receive your request, in proper form, at the John Hancock Annuity Servicing Office. If we receive your request after our business day ends (usually 4:00 p.m. Eastern time), however, it will become effective on our next business day.

     Telephone transfers

     Once you have completed a written authorization, you may request a transfer by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted. YOUR ABILITY TO ACCESS OR TRANSACT BUSINESS BY TELEPHONE OR FAX MAY BE LIMITED DUE TO CIRCUMSTANCES BEYOND OUR CONTROL, SUCH AS SYSTEMS OUTAGES OR ILLEGIBLE TRANSMISSIONS.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

     The contract you are purchasing was not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

     Dollar-cost averaging program

     Under our STANDARD DOLLAR-COST AVERAGING PROGRAM, you may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the standard dollar-cost averaging program:

..    You may elect the program only if the total value of your contract equals
     $15,000 or more.

..    The amount of each transfer must equal at least $250.

..    You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

..    You may discontinue the program at any time.

..    The program automatically terminates when the variable investment option from which we are taking the transfers has been exhausted.

..    Automatic transfers to or from the guaranteed interest account option are not permitted under this program.

..    We reserve the right to suspend or terminate the program at any time.

   Strategic rebalancing

  This program automatically re-sets the percentage of your account value allocated to the variable investment options. Over time, the variations in the investment results for each variable investment option you've selected for this program will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among these variable investment options to reestablish the preset percentages you have chosen. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone
transfers, by telephone.)   Strategic rebalancing would usually result in
transferring amounts from a variable investment option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a variable investment option with relatively lower current investment performance to one with relatively higher current investment performance. Automatic transfers to or from the guaranteed interest account option are not permitted under this program.
           ---

  This program can be elected by sending the appropriate form to our Annuity Servicing Office. You must specify the frequency for rebalancing (monthly, quarterly, semi-annually or annually), the preset percentage for each variable investment option, and a future beginning date.

  Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.

  We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.

   Interest sweep program

  This program automatically transfers the interest credited on your guaranteed interest account value to pre-selected variable investment options on a periodic basis. (You may, however, change your variable investment allocation instructions under this program at any time in writing or, if you have authorized telephone transfers, by telephone.)

  If you have a total account value of $25,000 or more, this program can be elected by sending the appropriate form to our Annuity Servicing Office. You must specify the frequency for the interest sweep (monthly, quarterly, semi-annually or annually), the preset percentage for each variable investment option, and a future beginning date. In lieu of transfers, you may elect to make withdrawals under this program. (See "Systematic withdrawal plans - Interest sweep program" on page 20.)

  Once elected, the interest sweep program will continue until the earliest of:

     . the date we receive your written notice to cancel the program,

     . the date we receive notice of the death of the owner or annuitant, or

     . the start of the annuity period.

  If you make a partial withdrawal or otherwise transfer earnings from your guaranteed interest account outside of the interest sweep program, we will stop making interest sweeps until you have again accumulated interest in the guaranteed interest account. We reserve the right to modify, terminate or suspend the interest sweep program at any time.

 WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

Annual contract fee

  Prior to the date of maturity of your contract, we will deduct the annual contract fee shown in the Fee Tables if your contract has a total value on the contract anniversary of less than $50,000. We deduct the annual contract fee at the beginning of each contract year after the first contract year. We also deduct it if you surrender your contract, unless your contract's total value is $50,000 or more at the time of surrender. We take the deduction proportionally from each investment option you are then using, including the guaranteed interest account. We will not deduct any portion of the annual contract fee from the guaranteed interest account, however, if the deduction would result in an accumulation of amounts allocated to the fixed investment option at less than the applicable guaranteed minimum rate. In such case, we will deduct that portion of the contract fee proportionately from the other investment options you are using. We reserve the right to increase the annual contract fee to up to $50.

Asset-based charge

  We deduct Separate Account expenses daily, as an asset-based charge shown in the Fee Tables, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the contracts. This charge does not apply to assets you have in our fixed investment option.

  In return for the mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

Premium taxes

  We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

  In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Withdrawal charge

  If you withdraw some of your premiums from your contract prior to the date of maturity ("partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity ("total withdrawal" or "surrender"), we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your premium payments, as shown in the Fee Tables.

   Free withdrawal amounts

  If you have any profit in your contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your contract's total value exceeds the premiums you have paid and have not (as discussed below) already withdrawn. If your contract doesn't have any profit (or you have withdrawn it all) you can still make charge-free withdrawals, unless and until all of your withdrawals during the same contract year exceed 10% of all of the premiums you have paid to date.

   How we determine and deduct the charge

   If the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess the withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to premium payments you made within a withdrawal charge period.

  Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first
                                                                        -----
from the earliest premium payment, and then from the next earliest premium
                                       ----
payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations.

  We deduct the withdrawal charge proportionally from each investment option,
                                  --------------
including the guaranteed interest account, being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the guaranteed interest account, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the guaranteed interest account. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

     You will find examples of how we compute the withdrawal charge in Appendix A to this prospectus.

     When withdrawal charges don't apply

     We don't assess a withdrawal charge in the following situations:

..    on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

..    on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans (amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however);

..    on certain withdrawals if all the following conditions apply to a "covered person":

     (1) the covered person becomes confined to a nursing home beginning at least 30 days after we issue your contract;

     (2) such covered person remains in the nursing home for at least 90 consecutive days receiving nursing care; and

     (3) the covered person's confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment; and

..    depending on your state, when a covered person has been diagnosed with a chronic, critical or terminal illness to the extent so provided in your contract.

The "covered persons" are the owner and the owner's spouse, unless the owner is a trust. If the owner is a trust, the "covered persons" are the annuitant and the annuitant's spouse. THE WAIVER OF WITHDRAWAL CHARGE FEATURES FOR "COVERED PERSONS" ARE NOT AVAILABLE IF YOU PURCHASE A CONTRACT WHEN EITHER OF THE COVERED PERSONS (1) IS OLDER THAN 79 YEARS OR (2) IN MOST STATES, WAS CONFINED TO A NURSING HOME WITHIN THE PAST TWO YEARS.

Other charges

     We deduct the optional benefit rider charges shown in the Fee Tables proportionally from each of your investment options, including the guaranteed interest account, based on your value in each.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

Surrenders and partial withdrawals

     Prior to your contract's date of maturity, if the annuitant is living, you may:

..    surrender your contract for a cash payment of its "surrender value," or

..    make a partial withdrawal of the surrender value.

     The surrender value of a contract is the total value of a contract, minus the annual contract fee, any applicable premium tax, any withdrawal charges, and any applicable rider charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the John Hancock Annuity Servicing Office.

     Certain surrenders and partial withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page 32. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

     We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

     Without our prior approval, you may not make a partial withdrawal:

..    for an amount less than $100, or

..    if the remaining total value of your contract would be less than $1,000.

     We reserve the right to terminate your contract if the value of your contract becomes zero.

     You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

Systematic withdrawal plans

     If the total value of your contract is $25,000 or more, you may elect our optional systematic withdrawal plan. This plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge shown in the Fee Tables that would apply to an otherwise comparable non-systematic withdrawal. They may also be included as income and subject to a 10% federal tax penalty. You should consult your tax adviser for the impact of a systematic withdrawal plan before you elect to participate.

     The following conditions apply to systematic withdrawal plans:

..    The amount of each systematic withdrawal must equal at least $100.

..    If the amount of a withdrawal would drop below $100 or if the total value of your contract becomes less than $5,000, we will suspend the plan and notify you.

..    You may cancel the plan at any time, by written notice to us.

We reserve the right to modify the terms or conditions of our systematic withdrawal plans at any time without prior notice.

     Interest sweep program

     If the total value of your contract is $25,000 or more, you may elect to use our interest sweep program as a systematic withdrawal plan to make withdrawals of the interest credited on your guaranteed interest account. If you do, the withdrawals under this program may be included as income and subject to a 10% federal tax penalty. However, if the accumulated interest in your guaranteed interest account (due to other withdrawals, transfers, or reductions to pay for contract charges) is less than $15, or if the total value of your contract becomes less than $5,000, we will suspend your ability to make systematic withdrawals under this program and notify you.

     You should consult your tax adviser before using the interest sweep program in this manner. (See "Transferring your assets - Interest sweep program" on page 17 for more details on this program.)

WHAT HAPPENS IF THE OWNER OR THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

     We will pay a death benefit to the contract's beneficiary, depending on the form of ownership and whether there is one annuitant or joint annuitants:

..    If your contract is owned by a single natural person and has a single annuitant, the death benefit is payable on the earlier of the owner's death and the annuitant's death.

..    If your contract is owned by a single natural person and has joint annuitants, the death benefit is payable on the earliest of the owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

..    If your contract is owned by joint owners and has a single annuitant, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the annuitant's death.

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

..    If your contract is owned by joint owners and has joint annuitants, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

     If your contract has joint owners, each owner will automatically be deemed to be the beneficiary of the other. This means that any death benefit payable upon the death of one owner will be paid to the other owner. In that case, any other beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable.

     We calculate the death benefit value as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

..    proof of death before the contract's date of maturity, and

..    any required instructions as to method of settlement.

     We will generally pay the death benefit in a single sum to the beneficiary you chose, unless

..    the death benefit is payable because of the owner's death, the designated beneficiary is the owner's spouse, and he or she elects to continue the contract in force (we explain contract continuation by a spouse in the section entitled "Distributions following death of owner," on page 31); or

..    an optional method of settlement is in effect. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options" on page 30.

     We will pay a "standard" death benefit, unless you have chosen one of our optional death benefit riders. (We describe these riders on the next page. If you choose one of these riders, we calculate the death benefit under the terms of the rider.) The standard death benefit we pay is the greater of: -------

..    the total value of your contract on the date we receive notice of death in proper order, or

..    the total amount of premium payments made plus any extra credits, adjusted for any partial withdrawals plus extra credits. (Partial withdrawals reduce the "total amount of premiums made" and extra credit in direct proportion to the percentage of contract value that was reduced.)

Optional death benefit riders

     You may elect a death benefit that differs from the standard death benefit by purchasing an optional death benefit rider:

..    only if the rider is available in your state;

..    only when you apply for the contract; and

..    only if each owner and each annuitant is under age 80 at the time you apply for the contract (age 75 for the Earnings Enhancement Death Benefit rider).

We may waive either or both of the last two restrictions for contracts purchased prior to the date a rider was available in your state.

     As long as an optional death benefit rider is in effect, you will pay the monthly charge shown in the Fee Tables for that benefit. The rider and its related charges terminates on:

..    the contract's date of maturity, or

..    upon your surrendering the contract, or

..    a change of ownership, except where a spousal beneficiary continues the rider after an owner's death (we explain contract continuation by a spouse in "Distributions following death of owner" on page 31).

     In addition, you may terminate the Highest Anniversary Value Death Benefit rider at any time by providing written notification to us at the John Hancock Annuity Servicing Office shown on page 2. If you purchase an Earnings Enhancement Death Benefit rider, however, you CANNOT request us to terminate the rider and its charges.

     The optional death benefit riders that we currently offer with the contract are:

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT rider - under this rider, we will pay the greater of:

     (1)  the standard death benefit or

     (2) the highest total value of your contract as of any anniversary of your contract during the measuring period described in the rider, plus any premium payments you have made since that anniversary, but adjusted for any partial withdrawals you have taken since that anniversary (partial withdrawals reduce this component of the death benefit in direct proportion to the percentage of contract value that was reduced).

EARNINGS ENHANCEMENT DEATH BENEFIT rider (not available for contracts issued to tax-qualified plans) - under this rider, the death benefit may be increased by an earnings enhancement amount that will vary based on the age of the owners and annuitants when you purchase the rider. In certain marketing materials, this rider may be referred to as the "Beneficiary Tax Relief" rider because any amounts paid under this rider can be used to cover taxes that may be due on death benefit proceeds under your contract. Amounts paid under this rider, however, may also be subject to tax and may be greater than or less than the amount of taxes due on the death benefits.

The earnings enhancement amount available for purchase varies. In general:

     . if all of the owners and the annuitant are under age 70 on the date your rider is issued, the earnings enhancement amount is 40% of the difference between the contract's death benefit and your "net premiums" (up to a maximum benefit amount of 80% of your "adjusted net premiums"),

     . if any of the owners or the annuitant is between age 70 and 75 on the date your rider is issued (the maximum age we currently permit), the earnings enhancement amount is 25% of the difference between the contract's death benefit and your "net premiums" (up to a maximum benefit amount of 50% of your "adjusted net premiums"), and

     . if there are joint annuitants under your contract, we will not count the age of the older annuitant for either of these purposes unless the older annuitant is also an owner.

     "Net premiums" for purposes of this rider, means premiums you paid for the contract, less any withdrawals in excess of earnings from your contract (including any withdrawal charges imposed on these withdrawals). For this purpose, we consider withdrawals to be taken first from earnings on your contract before they are taken from your purchase payments. "Adjusted premiums" means net premiums minus any premiums you paid in the 12 month period prior to the death of the measuring life.

     See Appendix B for more information on how we calculate optional death benefits.

     Terms and Conditions

     The following is a general summary of some of the terms used in most states for these riders. For a more complete description of the terms and conditions of any optional death benefit rider, however, you should refer directly to the rider. We will provide you with a copy on request.

     The "measuring period" for the Highest Anniversary Value Death Benefit rider includes only those contract anniversaries that occur (1) before we receive proof of death and (2) before the measuring life attains age 81.

     The "measuring life" for the Highest Anniversary Value Death Benefit rider is:

..    the owner, if there is only one owner under your contract and the death benefit is payable because the owner dies before the maturity date,

..    the oldest owner, if there are joint owners under your contract and the death benefit is payable because either owner dies before the maturity date,

..    the annuitant, if there is only one annuitant under your contract and the death benefit is payable because the annuitant dies before the maturity date,

..    the youngest annuitant, if there are joint annuitants under your contract and the death benefit is payable because the surviving annuitant dies during the owner(s) lifetime(s) but before the Maturity Date.

     If an owner is also an annuitant, we will generally consider that person to be an "owner" instead of an "annuitant" for purposes of determining these riders' "measuring life."

     We calculate the "measuring period" and the "measuring life" differently for the Earnings Enhancement Death Benefit rider, as described in the rider. We will provide you with a copy on request.

YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS ON PAGE 32 BEFORE SELECTING ANY OF THESE OPTIONAL DEATH BENEFIT RIDERS. THE DEATH BENEFITS UNDER THESE RIDERS WILL DECREASE IF YOU MAKE PARTIAL WITHDRAWALS UNDER YOUR CONTRACT. THE ENHANCED EARNINGS DEATH BENEFIT RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO WITHDRAW EARNINGS.

WHAT OTHER BENEFITS CAN I PURCHASE UNDER A CONTRACT?

     In addition to the optional death benefit riders, we currently make available two other optional benefit riders. You may elect any of these riders:

..    only if the rider is available in your state;

..    only when you apply for the contract; and

..    only if you are under age 75 at the time you apply for a contract.

     We may waive either or both of the last two restrictions for contracts purchased prior to the date a rider was available in your state. We may modify, increase, or decrease the riders we make available in the future.

     These optional benefits are provided under riders that contain many terms and conditions not set forth below. Therefore, you should refer directly to each rider for more complete information. We will provide you with a copy on request.

ACCUMULATED VALUE ENHANCEMENT rider - under this rider, we will make a contribution to the total value of the contract on a monthly basis if the covered person (who must be an owner and the annuitant):

..    is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment, AND

..    is receiving certain qualified services described in the rider.

     The amount of the contribution (called the "Monthly Benefit") is shown in the contract, and increases by 5% each year after the 7th contract year up to the benefit limit shown in the contract. The rider must be in effect for 7 years before any increase will occur. You may terminate the rider at any time by providing written notification to us at the John Hancock Annuity Servicing Office shown on page 2.

     Under our current administrative rules, the Monthly Benefit (without regard to the 5% inflation protection feature) is equivalent to 1% of your initial premium, up to a maximum premium of $300,000. We may reduce this $300,000 limit further, however, if you own additional annuity contracts issued by John Hancock and its affiliates that provide a similar benefit. The $300,000 limit applies only to the calculation of the Monthly Benefit under the accumulated value enhancement rider. (See "Limits on Premium Payments" on page 11 for a general description of other premium limits under the contract).

     The monthly charge for the Accumulated Value Enhancement rider is shown in the Fee Tables. The rider (and the related charges) will terminate if the contract terminates, if the covered person dies, if the benefit limit is reached, if the owner is the covered person and the ownership of the contract changes, or if, before annuity payments start, the total value of the contract falls below an amount equal to 25% of your initial premium payment.

     If you choose to continue the rider after the contract's date of maturity, charges for the rider will be deducted from annuity payments and any Monthly Benefit for which the covered person qualifies will be added to the next annuity payment.

     You should carefully review the tax considerations for optional benefit riders on page 32 before selecting this optional benefit rider. In certain marketing materials, this rider may be referred to as "CARESolutions Plus."

GUARANTEED RETIREMENT INCOME BENEFIT rider - under this rider, we will guarantee the amount of annuity payments you receive, if the following conditions are satisfied:

..    The date of maturity must be within the 30 day period following a contract anniversary.

..    If the annuitant was age 45 or older on the date of issue, the contract must have been in effect for at least 10 contract years on the date of maturity and the date of maturity must be on or after the annuitant's 60th birthday and on or before the annuitant's 90th birthday.

..    If the annuitant was less than age 45 on the date of issue, the contract must have been in effect for at least 15 contract years on the date of maturity and the date of maturity must be on or before the annuitant's 90th birthday.

     If you elect this rider you need not choose to receive the guaranteed income benefit that it provides. Rather, unless and until the time you start to receive a guaranteed income benefit under this rider, you will continue to have the option of exercising any other right or option that you would have under the contract (including withdrawal and annuity payment options) as if the rider had not been added to it. After you've held your contract for 10 years, you may terminate the rider at any time by providing written notification to us at the John Hancock Annuity Servicing Office shown on page 2.

     We provide the guaranteed income benefit under this rider only in the form of fixed annuity payments under "Option A: life annuity with payments for guaranteed period." The rider specifies this guaranteed period, ranging from 5 to 10 years, based on the annuitant's age at the annuity date and whether your contract is purchased in connection with a tax-qualified plan. You will have no discretion to vary this form of payment if you choose the guaranteed income benefit under this rider. We provide more information on this form of annuity payment option on page 30.

     We guarantee that the amount you can apply to this annuity payment option will be at least equal to the amount of each premium you have paid, accumulated at the rate(s) specified in the contract , but adjusted for any partial withdrawals you have taken. The accumulation rates differ between (a) contract value allocated to the guaranteed interest account or Money Market investment option (currently 4%) and (b) contact value allocated to all other variable investment options (currently 5%). Withdrawals reduce the accumulated amount in direct proportion to the percentage of contract value that was reduced by the withdrawal (including any withdrawal charges). After a withdrawal, the accumulation rate(s) will only be applied to the remaining accumulated amount. If your total contract value is higher than the amount we guarantee, we will apply the higher amount to the annuity payment option instead of the guaranteed amount.

     The monthly charge for the Guaranteed Retirement Income Benefit rider is shown in the Fee Tables. The rider (and the related charges) automatically terminate if your contract is surrendered or the annuitant dies.

CAN I RETURN MY CONTRACT?

     In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to:

..    John Hancock at the address shown on page 2, or

..    the John Hancock representative who delivered the contract to you.

     In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, minus the extra credit deduction (as defined below), and increased by any charges for premium taxes deducted by us to that date. The "extra credit deduction" is equal to the lesser of (1) the portion of the total value of your contract that is attributable to any extra credits and (2) the amount of all extra credits. Thus, you receive any gain and we bear any loss on extra credits if you return your contract within the time period specified above. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional information that is not contained in the Basic Information section on pages 10 through 24.

  CONTENTS OF THIS SECTION                                    STARTING ON PAGE

  Description of John Hancock ......................................  26

  Who should purchase a contract? ..................................  26

  How we support the variable investment options ...................  27

  How we support the fixed investment option .......................  27

  The accumulation period ..........................................  27

  The annuity period ...............................................  28

  Variable investment option valuation procedures ..................  30

  Distributions following death of owner ...........................  31

  Miscellaneous provisions .........................................  31

  Tax information ..................................................  32

  Performance information ..........................................  38

  Reports ..........................................................  39

  Voting privileges ................................................  39

  Certain changes ..................................................  39

  Distribution of contracts ........................................  40

  Experts ..........................................................  41

  Registration statement ...........................................  41

  Appendix A - Examples of Withdrawal Charge Calculations ..........  42

  Appendix B - Examples of Optional Death Benefit Rider
 Calculations ......................................................  44

DESCRIPTION OF JOHN HANCOCK

     We are John Hancock Life Insurance Company, a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly-formed publicly-traded corporation. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states and the District of Columbia. As of December 31, 2002, our assets were approximately $88 billion.

     We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

WHO SHOULD PURCHASE A CONTRACT?

     We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

..    traditional individual retirement annuity plans ("Traditional IRAs")
     satisfying the requirements of Section 408 of the Code;

..    non-deductible IRA plans ("Roth IRAs") satisfying the requirements of
     Section 408A of the Code;

..    SIMPLE IRA plans adopted under Section 408(p) of the Code;

..    Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and

..    annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

     We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 33.

     When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

     We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

     To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Annuity Servicing Office.

 HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

  We hold the fund shares that support our variable investment options in John Hancock Variable Annuity Account H (the "Account"), a separate account established by John Hancock under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets, including the Series Funds' shares, belong to John Hancock. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  All of John Hancock's general assets also support John Hancock's obligations under the contracts, as well as all of its other obligations and liabilities.
 These general assets consist of all John Hancock's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

 HOW WE SUPPORT THE FIXED INVESTMENT OPTION

  All of John Hancock's general assets (discussed above) support its obligations under the fixed investment option (as well as all of its other obligations and liabilities). We invest the assets of the fixed investment option (i.e., the guaranteed interest account) in our general account. You have no interest in or preferential claim on any of the assets held in our general account.

  The investments we purchase with amounts you allocate to the fixed investment option belong to us; any favorable investment performance on the assets allocated to the account belongs to us. Instead, you earn interest at the applicable fixed rate of return.

    The investments we purchase with amounts you allocated to the fixed investment option belong to us and we bear all the investment risk on that money as long as it is in those options. You will earn interest at the applicable fixed rate of return even if we experience an investment loss on the assets allocated to these options; any favorable investment performance on these assets, however, belongs to us.

 THE ACCUMULATION PERIOD

Your value in our variable investment options

  Each premium payment, extra credit or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

   Valuation of accumulation units

  To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

--------------------------------------------------------------------------------
dollar amount of transaction
                     DIVIDED BY
value of one accumulation unit for the applicable
variable investment option at the time of such
transaction
--------------------------------------------------------------------------------

  The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

     Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

             -----------------------------------------------------
               number of accumulation units in the variable
               investment options
                                     TIMES
               value of one accumulation unit for the applicable
               variable investment option at that time
             -----------------------------------------------------

Your value in our fixed investment option

     On any date, the total value of your contract in the guaranteed interest account equals:

..    the amount of premium payments, extra credits or transferred amounts allocated to that account, PLUS

..    the amount of any interest we credit to that account, MINUS

..    the amount of any withdrawals or transfers paid out of that account, MINUS

..    the amount of any charges and fees deducted from that account.

THE ANNUITY PERIOD

     Annuity payments are usually made to the annuitant, if still living. If more than one annuitant is living at the date of maturity, the payments are usually made to the younger of them.

Date of maturity

     Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract.

     Unless we otherwise permit, the date of maturity must be:

..    at least 6 months after the date the first premium payment is applied to your contract, and

..    no later than the maximum age specified in your contract (normally age 95).

     Subject always to these requirements, you may subsequently change the date of maturity. The John Hancock Annuity Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax qualified plan," beginning on page 33.)

Choosing fixed or variable annuity payments

     During the annuity period, the total value of your contract must be allocated to no more than four investment options. We offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

     Unless you tell us otherwise and we approve, we will generally apply (1) amounts allocated to the fixed investment option as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values, pro-rata based on the amount of the total value of your contract that you have in each.

     We will also deduct any premium tax charge from each investment option.

     Once annuity payments commence, you may not make transfers from a fixed basis annuity to variable investment options, or from variable investment options to a fixed basis annuity.

Selecting an annuity option

     Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on the next page).

     Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

     If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

     Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if:

..    you have not made an election prior to the annuitant's death;

..    the beneficiary is entitled to payment of a death benefit of at least
     $5,000 in a single sum; and

..    the beneficiary notifies us of the election prior to the date the proceeds become payable.

Variable monthly annuity payments

     We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

     The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

..    we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

..    if that actual net investment return exceeds the "assumed investment rate"
     (explained below), the current monthly payment will be larger than the previous one.

..    if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

     Assumed investment rate

     The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

     You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

Fixed monthly annuity payments

     The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then divide the difference by $1,000 and multiply the result by the greater of: -------

..    the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

..    the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

Annuity options

  Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

  OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually, for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guaranteed period to a contingent payee, subject to the terms of any supplemental agreement issued.

  Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will provide payments monthly, quarterly, semiannually, or annually to the payee as long as he or she lives. We guarantee no minimum number of payments.

  OPTION C: JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

  OPTION D: JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

  OPTION E: LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

  OPTION F: INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

  OPTION G: INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the contract.

  With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only fixed annuity payments.
 Payments under Options F and G must continue for 10 years, unless your contract has been in force for 5 years or more.

  If the payee is more than 85 years old on the date of maturity, the following two options are not available without our consent:

 . Option A:  "life annuity with 5 years guaranteed" and

 . Option B:  "life annuity without further payment on the death of payee."

 VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

  We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTIONS FOLLOWING DEATH OF OWNER

     If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions and the effect of spousal continuation of the contract in the following box:

--------------------------------------------------------------------------------
     IF DEATH BENEFITS ARE PAYABLE UPON YOUR DEATH BEFORE ANNUITY PAYMENTS HAVE
     BEGUN:
     . if the contract's designated beneficiary is your surviving spouse, your spouse may elect to continue the contract in force as the owner. In that case:
          (1) we will not pay a death benefit, but the total value of your contract will equal the death benefit that would have been payable under your contract (including amounts payable under any optional death benefit riders). Any additional amount that we credit to your contract will be allocated to the investment options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges; and
          (2) your spouse may elect to add or continue any optional death benefit riders under his or her name, subject to our then current underwriting standards and the deduction of rider charges at our then current rates. For purposes of calculating the amount of your spouse's Death Benefit, we will treat the total value of your contract (including any step-up in value) as the initial premium and the date the rider is added or continued as the rider's date of issue. .if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:
          (1) paid out in full within five years of your death or
          (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
     . the "entire interest" in the contract on the date of your death equals the standard death benefit (or any enhanced death benefit) and, if an earnings enhancement benefit rider is then in force, any earnings enhancement death benefit amount, that may then be payable.

     IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

     . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use
--------------------------------------------------------------------------------

     The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

     Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

MISCELLANEOUS PROVISIONS

Assignment; change of owner or beneficiary

     To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

     Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Annuity Servicing Office. You choose the beneficiary in the application for the contract. You may change the beneficiary by written notice before receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect when we receive them, whether or not you or the annuitant is then alive. However, these changes are subject to:

..    the rights of any assignees of record and

..    certain other conditions referenced in the contract.

     An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

Our income taxes

     We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

     The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Special Considerations for Optional Benefit Riders

     If you have elected an optional death benefit rider, it is our understanding that the charges relating to these riders are not subject to current taxation. The Internal Revenue Service ("IRS") might take the position, however, that each charge associated with the rider is deemed a partial withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature distributions from annuities. We understand that you are not prevented from adding any of our optional death benefit riders to your contract if it is issued as an IRA. However, the law is unclear because IRAs generally may not invest in "life insurance contracts." Therefore, it is possible that a Contract may be disqualified as an IRA if it has an optional death benefit rider added to it. If so, you may be subject to increased taxes.

     At present, the IRS has not provided guidance as to the tax effect of adding an optional Accumulated Value Enhancement rider to an annuity contract. The IRS might take the position that each charge associated with these riders is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a competent tax adviser before electing any of these optional benefit riders.

Contracts not purchased to fund a tax qualified plan

     Undistributed gains

     We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you. However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

     Annuity payments

     When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

     The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

     Surrenders, withdrawals and death benefits

     When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

     When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain." Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

     For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by John Hancock or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

     All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

     Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution following death of owner."

     Penalty for premature withdrawals

     The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

     Puerto Rico annuity contracts not purchased to fund a tax qualified plan

     Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

Diversification requirements

     Each of the funds of the Series Funds intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

     The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

Contracts purchased for a tax qualified plan

     We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

     The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

     Tax-free rollovers

     For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

..    a traditional IRA to another traditional IRA,

..    a traditional IRA to another tax-qualified plan, including a Section 403(b)
     plan

..    any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

..    any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

..    a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

..    a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

     In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

     Traditional IRAs

     Annual contribution limit. A traditional individual retirement annuity (as
     -------------------------
defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

..    100% of compensation includable in your gross income, or

..    the IRA annual limit for that tax year. For tax years beginning in 2002,
     2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

     Catch-Up Contributions. An IRA holder age 50 or older may increase
     ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

     Spousal IRA. You may also purchase an IRA contract for the benefit of your
     -----------
spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

     Deductibility of contributions. You may be entitled to a full deduction, a
     ------------------------------
partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

The amount of your deduction is based on the following factors:

..    whether you or your spouse is an active participant in an employer sponsored retirement plan,

..    your federal income tax filing status, and

..    your "Modified Adjusted Gross Income."

     Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

     Distributions. In general, all amounts paid out from a traditional IRA
     -------------
contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

     The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

     Roth IRAs

     Annual contribution limit. A Roth IRA is a type of non-deductible IRA. In
     -------------------------
general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

     The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

     Catch-Up Contributions. A Roth IRA holder age 50 or older may increase
     ----------------------
contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

     Spousal IRA. You may also purchase a Roth IRA contract for the benefit of
     -----------
your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

     Distributions. If you hold your Roth IRA for at least five years the payee
     -------------
will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

..    after you reach age 59 1/2,

..    on your death or disability, or

..    to qualified first-time home buyers (not to exceed a lifetime limitation of
     $10,000) as specified in the Code.

  The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

  Conversion to a Roth IRA.  You can convert a traditional IRA to a Roth IRA,
  ------------------------
unless

..    you have adjusted gross income over $100,000, or

..    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

     You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

     SIMPLE IRA plans

     In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

     Catch-Up Contributions. A SIMPLE IRA holder age 50 or older may increase
     ----------------------
contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

     Distributions. The requirements for minimum distributions from a SIMPLE IRA
     -------------
retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

     Simplified Employee Pension plans (SEPs)

     SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

     Distributions. The requirements for minimum distributions from a SEP-IRA,
     -------------
and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

     Section 403(b) plans

     Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

     Annual Contribution Limit. In general, the amount of the non-taxable
     -------------------------
contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

     Catch-Up Contributions. A Section 403(b) plan participant age 50 or older
     ----------------------
may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments from a 403(b) contract on surrender of
     -------------
the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

..    on the employee's separation from service, death, or disability,

..    with respect to distributions of assets held under a 403(b) contract as of
     December 31, 1988, and

..    transfers and exchanges to other products that qualify under Section
     403(b).

     Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

     Pension and profit sharing plans qualified under Section 401(a)

     In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

     Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

     The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

     Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

     "Top-heavy" plans

     Certain plans may fall within the definition of "top-heavy plans" under
Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

     Section 457 deferred compensation plans

     Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

..    a state,

..    a political subdivision of a state,

..    an agency or instrumentality or a state or political subdivision of a state, or

..    a tax-exempt organization.

     As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

          The deferred compensation plan must satisfy several conditions, including the following:

..    the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

..    all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

     Annual contribution limit. The amount of the non-taxable contributions made
     -------------------------
for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

     Catch-Up Contributions. A 457 plan participant age 50 or older may increase
     ----------------------
contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

     Distributions. When we make payments under your contract in the form of an annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

     Elective Deferral Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

     Elective Catch-up Limits

     A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

     Withholding on rollover distributions

     The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

     Puerto Rico annuity contracts purchased to fund a tax-qualified plan

     The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

See your own tax adviser

     The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

     We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

     Total return at the Account level is the percentage change between:

..    the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

..    the value at the end of such period.

     At the Account level, total return reflects adjustments for:

..    the mortality and expense risk charges,

..    the annual contract fee, and

..    any withdrawal charge payable if the owner surrenders his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit riders. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

     We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any contract fee or withdrawal charge and it may be for additional durations.

     We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

     Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

     Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, or any charge for optional benefit riders.

REPORTS

     At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Funds.

VOTING PRIVILEGES

     At meetings of the Series Funds' shareholders, we will generally vote all the shares of each fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

Changes to the Account

     We reserve the right, subject to applicable law, including any required shareholder approval,

..    to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

..    to add or delete variable investment options,

..    to change the underlying investment vehicles,

..    to operate the Account in any form permitted by law, and

..    to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

     Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

Variations in charges or rates for eligible classes

     We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a fixed investment option. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

     The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

..    the size of the initial premium payment,

..    the size of the group or class,

..    the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

..    the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

..    the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

..    the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

     We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges or rates will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

     Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock.

     You can purchase a contract through registered representatives of broker-dealers and certain financial institutions who have entered into selling agreements with John Hancock and Signator. We pay broker-dealers compensation for promoting, marketing and selling our variable insurance and variable annuity products. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator will also pay its own registered representatives for sales of the contracts to their customers. We do not expect the compensation we pay to such broker-dealers (including Signator) and financial institutions to exceed 8.0% of premium payments (on a present value basis) for sales of the contracts described in this prospectus. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. We offer these contracts on a continuous basis, but neither John Hancock nor Signator is obligated to sell any particular amount of contracts. We also reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing of these contracts.

     From time to time, Signator, at its expense, may provide significant additional compensation to financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and/or other financial services firms-sponsored events or activities.

EXPERTS

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Life Insurance Company at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of John Hancock Variable Annuity Account H at December 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

 REGISTRATION STATEMENT

  This prospectus omits certain information contained in the Registration Statement on Form N-4 that we filed with the SEC relating to interests in the variable investment options. That registration statement contains condensed financial information for contracts other than Revolution Extra II contracts. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

  Among other things, that registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                           page of SAI
DISTRIBUTION ................................................   2
CALCULATION OF PERFORMANCE  DATA ............................   2
OTHER PERFORMANCE INFORMATION ...............................  14
CALCULATION OF ANNUITY PAYMENTS .............................  15
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES ........  17
PURCHASES AND REDEMPTIONS OF FUND SHARES ....................  18
THE ACCOUNT .................................................  18
DELAY OF CERTAIN PAYMENTS ...................................  18
LIABILITY FOR TELEPHONE TRANSFERS ...........................  19
VOTING PRIVILEGES ...........................................  19
FINANCIAL STATEMENTS ........................................  20

             APPENDIX A - EXAMPLES OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:

     On January 1, 2004, you make a $5,000 initial premium payment and we issue you a contract.

     On January 1, 2005, you make a $1,000 premium payment

     On January 1, 2006, you make a $1,000 premium payment.

     On January 1, 2007, the total value of your contract is $7,745 because of the extra credits and favorable investment earnings.

     Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2007. In this case, the charge would be $489.57, and we would withdraw a total of $7,489.57 from your contract:

  $7,000.00  --  withdrawal request payable to you
  +  489.57  --  withdrawal charge payable to us
  ---------
  $7,489.57  --  total amount withdrawn from your contract


HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

     (1) We FIRST distribute to you the $745 profit you have in your contract ($7,745 total contract value less $7,000 of premiums you have paid) under the free withdrawal provision. This includes $245 of extra credits.

     (2) Next we repay to you the $5,000 premium you paid in 2004. We assess a withdrawal charge on it, and because you made that premium payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $350 from your contract to cover the withdrawal charge on your 2004 premium payment. We pay the remainder of $4,650 to you as a part of your withdrawal request.

  $5,000
  x  .07
  -------
  $  350     --  withdrawal charge on 2004 premium payment (payable to us)

  $5,000
  -  350
  -------
  $4,650     --  part of withdrawal request payable to you

     (3) We NEXT deem the entire amount of your 2005 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 8%. We deduct the resulting $80 from your contract to cover the withdrawal charge on your 2005 premium payment. We pay the remainder of $920 to you as a part of your withdrawal request.

  $1,000
  x  .08
  -------
     $80     --  withdrawal charge on 2005 premium payment (payable to us)

  $1,000
  -   80
  -------
    $920     --  part of withdrawal request payable to you


     (4) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $745 from profits under paragraph 1 above, $4,650 from your 2004 premium payment under paragraph 2, and $920 from your 2005 premium payment under paragraph 3. Therefore, $685 is needed to reach $7,000.

   $7,000   --   total withdrawal amount requested
    - 745   --   profit
   -4,650   --   payment deemed from initial premium payment
    - 920   --   payment deemed from 2005 premium payment
    -----
    $ 685   --   additional payment to you needed to reach $7,000

  We know that the withdrawal charge percentage for this remaining amount is 8%, because you are already deemed to have withdrawn all premiums you paid prior to 2006. We use the following formula to determine how much more we need to withdraw:

  Remainder due to you =  Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

    $685      =  x - [.08x]
    $685      =  .92x
    $685/.92  =  x
    $744.57   =  x

    $744.57   -- deemed withdrawn from 2006 premium payment
  - $685.00   -- part of withdrawal request payable to you
  ---------
    $ 59.57   -- withdrawal charge on 2006 premium deemed withdrawn (payable to us).

     APPENDIX B - EXAMPLES OF OPTIONAL DEATH BENEFIT RIDER CALCULATIONS

     This Appendix provides sample calculations of the death benefit that would be payable under the optional highest anniversary value death benefit rider and under the optional earnings enhancement death benefit rider.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER

     We describe this optional benefit rider on page 22 in the prospectus, and show its charge in the Fee Tables.

Here is how the highest anniversary value death benefit rider works before you make a withdrawal

Assume:

..    On January 1, 2003, you make a $100,000 initial premium payment, we issue you a contract and we add an extra credit of $3,500 to the total value of your contract.

..    On January 1, 2006, your current account value is $95,000

..    On January 1, 2006, your highest anniversary value is $120,000. (This includes the extra credit.)

     (1) We FIRST determine your "standard" death benefit. This is the higher of your premiums and the extra credit ($103,500) and your current account value ($95,000). In this case, the standard death benefit is $103,500.

     (2) Next, we determine the greater of your standard death benefit ($103,500) and your highest anniversary value ($120,000).

The highest anniversary death benefit before a withdrawal would be $120,000.

Here is how the highest anniversary value death benefit rider works after you make a withdrawal

Assume the same facts as above. In addition, assume:

..    On January 2, 2006, you make a partial withdrawal of $10,000. This $10,000 includes all applicable surrender charges.

..    On January 2, 2006, your current account value would have been $95,000 if you had not made a withdrawal.

In this case:

     (1) We FIRST determine the proportion of your current account value that was reduced by the withdrawal: ($10,000/$95,000) or 10.52631%.

     (2) Next, we reduce your premium payments and the extra credit in the same proportion: $103,500 - ($103,500 x .1052631) = $92,605.27.

     (3) Next, we determine your revised standard benefit by comparing your current account value after the withdrawal ($85,000) to the reduced premium payments and the extra credit ($92,605.27). In this case, your revised standard death benefit is $92,605.27.

     (4) Next, we reduce your highest anniversary value in the same proportion as the reduction of current account value: $120,000 - ($120,000 x .1052631) = $107,368.42.

     (5) Next, we determine the greater of your revised standard death benefit ($92,605.27) and your revised highest anniversary value ($107,368.42).

     In this case, the highest anniversary value death benefit after the withdrawal is $107,368.42

 EARNINGS ENHANCEMENT DEATH BENEFIT RIDER

     We describe this optional benefit rider on page 22 in the prospectus, and show its charge in the Fee Tables. The following are examples of the optional earnings enhancement death benefit rider. We have assumed that there are earnings under the contracts in each case. Actual investment performance may be greater or lower than the amounts shown.

Here is how the earnings enhancement death benefit works with a standard death benefit and no adjustments for withdrawals or additional premium payments

Assume:

..    You elect the earnings enhancement death benefit rider (but not the highest anniversary value death benefit rider) when you purchase your contract,

..    At the time of purchase, you and the annuitant are each under age 70 and you pay an initial premium of $100,000,

..    You allocate the premium to a variable investment option, and make no transfers of contract value to other investment options,

..    We determine the death benefit before the maturity date, in the fourth year of your contract on a day when the total value of your contract is $180,000.

     Calculation of Standard Death Benefit

     We compare the total value of your contract ($180,000) to the total amount of premiums you paid ($100,000). The standard death benefit is the higher of the two, or $180,000.

     Calculation of Earnings Enhancement Amount

     Because you and the annuitant were both under age 70 when the rider was issued, the earnings enhancement amount is 40% of the difference between the standard death benefit and your "net premiums," up to a maximum benefit amount equal to 80% of your "Adjusted Net Premiums."

     Calculation of Net Premiums and Adjusted Net Premiums - To determine "net premiums," we reduce the premiums you paid ($100,000) by the amount of any withdrawals in excess of earnings ($0). In this example, the Net Premiums is $100,000. To determine "Adjusted Net Premiums," we reduce the net premiums ($100,000) by any premiums you made, other than the initial premium, during the 12 months before we calculated the death benefit ($0). In this example, the "Adjusted Net Premiums" is $100,000.

     Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 80% of the Adjusted Net Premiums ($100,000), or $80,000.

     The earnings enhancement amount is 40% of the difference between the standard death benefit ($180,000) and your net premiums ($100,000), up to the maximum benefit amount. In this example, 40% of the difference is $32,000, which is less than the maximum benefit amount ($80,000). The earnings enhancement amount is therefor $32,000.

     The total Death Benefit in this example is the standard death benefit ($180,000) plus the earnings enhancement amount ($32,000), or $212,000.

Here is how the earnings enhancement death benefit rider works with a highest anniversary value death benefit rider and adjustments for withdrawal and additional premium

Assume:

..    You elect the earnings enhancement death benefit rider and the enhanced death benefit rider when you purchase your contract,

..    At the time of purchase, you are over age 70 and you pay an initial premium of $100,000,

..    You allocate the premium to a variable investment option, and make no transfers of contract value to other investment options,

..    On the eighth anniversary of your contract, your total value in the contract is $175,000, which is the highest value on any anniversary date

..    On the day after the eighth anniversary of your contract, you make a withdrawal of $80,000,

..    On the ninth anniversary of your contract, the total value of your contract is $110,000, and you make an additional premium payment of $10,000 at the end of the ninth year of your contract

..    We determine the death benefit before the maturity date in the middle of the tenth year of your contract, on a day when the total value of your contract is $120,000.

     Calculation of Highest Anniversary Value Death Benefit

     In this example, the highest anniversary value death benefit is the greater of a highest anniversary value amount and the standard death benefit value on the date the death benefit is determined (the "determination date").

     Calculation of highest anniversary value - We determine the highest anniversary value of your contract on any anniversary date during the rider's measuring period ($175,000), plus any premiums since that date ($10,000), reduced proportionately for any withdrawals since that date ($80,000). In this example, the "highest anniversary value" is $105,000.

     We next calculate the standard death benefit value on the determination date to be the total value of your contract ($120,000), which is greater than the "highest anniversary value" amount ($105,000). The highest anniversary value death benefit is therefore $120,000.

     Calculation of Earnings Enhancement Amount

     Because you were over age 70 when the rider was issued, the earnings enhancement amount is 25% of the difference between the enhanced death benefit and your "net premiums," up to a maximum benefit amount equal to 50% of your "Adjusted Net Premiums."

     Calculation of Net Premiums and Adjusted Net Premiums - To determine "net premiums," we reduce the premiums you paid by the amount of any withdrawals in excess of earnings (including withdrawal charges). In this example, you withdrew $80,000 at a time when your earnings were $75,000 and no withdrawal charges were imposed. The amount withdrawn in excess of earnings is therefore $5,000. Net premiums is the amount of premiums paid ($110,000) less amounts withdrawn in excess of earnings ($5,000), or $105,000. To determine "Adjusted Net Premiums," we reduce the net premiums ($105,000) by any premiums you made during the 12 months before we calculated the death benefit ($10,000). In this example, the "Adjusted Net Premiums" is $95,000.

     Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 50% of your Adjusted Net Premiums ($95,000), or $47,500.

     The earnings enhancement amount is 25% of the difference between the enhanced death benefit ($120,000) and your net premiums ($105,000), up to the maximum benefit amount. In this example, 25% of the difference is $3,750, which is less than the maximum benefit amount ($47,500). The earnings enhancement amount is therefor $3,750.

     The total Death Benefit in this example is the highest anniversary value death benefit ($120,000) plus the earnings enhancement amount ($3,750), or $123,750.

                          SUPPLEMENT DATED MAY 1, 2003

                                       TO

                         PROSPECTUSES DATED MAY 1, 2003

                           __________________________


This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 for variable annuity contracts that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2003. The prospectuses involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY," "REVOLUTION VALUE VARIABLE ANNUITY" or "EVARIABLE ANNUITY." We refer to these prospectuses as the "Product Prospectuses."

                            __________________________


   THIS SUPPLEMENT IS ACCOMPANIED WITH PROSPECTUSES DATED MAY 1, 2003 FOR THE
     FIDELITY VIP GROWTH AND MFS NEW DISCOVERY FUNDS. BE SURE TO READ THESE PROSPECTUSES BEFORE SELECTING THE CORRESPONDING VARIABLE INVESTMENT OPTIONS.

                           __________________________


                       AMENDMENTS TO PRODUCT PROSPECTUSES


 1. The table on the cover page of each Product Prospectus is amended to include the following two additional variable investment options:

 VARIABLE INVESTMENT OPTION:                                      UNDERLYING FUNDMANAGED BY:
 ---------------------------                                      --------------------------
--------------------------------------------------------------------------------------------------------
 Equity Options:
  Fidelity VIP Growth                                             Fidelity Management & Research Company
  MFS New Discovery                                               MFS Investment Management(R)
--------------------------------------------------------------------------------------------------------

  If you select the Fidelity VIP Growth variable investment option, we will invest your money in the corresponding fund of Fidelity's Variable Insurance Products Fund (Service Class). If you select the MFS New Discovery variable investment option, we will invest your money in the corresponding fund of the
MFS Variable Insurance Trust (Initial Class).   In the Product Prospectuses, the
term funds includes the funds corresponding to the variable investment options shown above.

  The additional variable investment options shown above are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" in the Basic Information section of the prospectus.)

  We may modify or delete either of these additional variable investment options in the future.

  2. The fourth table in the "FEE TABLES" section of each Product Prospectus is amended to include the following at the end thereof:

                                                                                                                       TOTAL
                                                                                        TOTAL FUND                      FUND
                                                      DISTRIBUTION    OTHER OPERATING    OPERATING                   OPERATING
                                         INVESTMENT        AND           EXPENSES         EXPENSES                    EXPENSES
                                         MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE        WITH
                    FUND NAME                FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------

MFS/(R)/ VARIABLE INSURANCE TRUST -
 INITIAL CLASS SHARES (NOTE 2A):
---------------------------------------------------------------------------------------------------------------------------------
MFS/(R)/ New Discovery                     0.90%           N/A             0.15%           1.05%          0.00%         1.05
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND -
  SERVICE CLASS:
---------------------------------------------------------------------------------------------------------------------------------
Fidelity/(R)/ VIP Growth                   0.58%          0.10%            0.09%           0.77%          0.00%         0.77
---------------------------------------------------------------------------------------------------------------------------------

(2A) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, "Total Fund Operating Expenses with Reimbursement" would equal 1.04% for MFS New Discovery.

 3.  The following tables contain selected data to supplement the Condensed
Financial Information tables in the Product Prospectuses.   Information for
variable annuity contracts issued by John Hancock begins on page 2 of this Supplement. Information for variable annuity contracts issued by JHVLICO begins on page 3 of this Supplement.

Revolution Access variable annuity contracts issued by John Hancock

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account H.

                                                                                                                Period from
                                                                    Year Ended    Year Ended    Year Ended    August 10, 1999
                                                                   December 31,  December 31,  December 31,    to December 31,
                                                                       2002          2001          2000             1999
                                                                   ------------  ------------  ------------   ----------------
Revolution Access Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .       $8.59         $10.57        $12.04          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . .       $5.92          $8.59        $10.57          $12.04
 Number of Accumulation Shares outstanding at end of period  . .     363,639      8,938,569     3,596,153         277,617
MFS INVESTORS GROWTH STOCK - INITIAL CLASS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .       $8.58         $11.45        $12.36          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . .       $6.14          $8.58        $11.45          $12.36
 Number of Accumulation Shares outstanding at end of period  . .     131,699      2,881,024     1,176,147          67,322

Revolution Extra and Revolution Value variable annuity contracts issued by John Hancock

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account H.

                                                                                                                Period from
                                                                    Year Ended    Year Ended    Year Ended    August 10, 1999
                                                                   December 31,  December 31,  December 31,    to December 31,
                                                                       2002          2001          2000             1999
                                                                   ------------  ------------  ------------   ----------------
Revolution Extra Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .        $8.59        $10.57        $12.04          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . .        $5.92         $8.59        $10.57          $12.04
 Number of Accumulation Shares outstanding at end of period  . .    1,015,232     8,938,569     3,596,153         277,617
MFS INVESTORS GROWTH STOCK - INITIAL CLASS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .        $8.58        $11.45        $12.36          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . .        $6.14         $8.58        $11.45          $12.36
 Number of Accumulation Shares outstanding at end of period  . .      393,737     2,881,024     1,176,147          67,322

Revolution Value Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .        $8.59        $10.57        $12.04          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . .        $5.92         $8.59        $10.57          $12.04
 Number of Accumulation Shares outstanding at end of period  . .    7,024,465     8,938,569     3,596,153         277,617
MFS INVESTORS GROWTH STOCK - INITIAL CLASS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .        $8.58        $11.45        $12.36          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . .        $6.14         $8.58        $11.45          $12.36
 Number of Accumulation Shares outstanding at end of period  . .    1,930,773     2,881,024     1,176,147          67,322

Revolution Access variable annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account JF:


                                                                                                                      Period from
                                                                                                                       August 10,
                                                                             Year Ended    Year Ended    Year Ended       1999
                                                                            December 31,  December 31,  December 31, to December 31,
                                                                                2001          2001          2000          1999
                                                                            ------------  ------------  ------------  ------------
Revolution Access Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . .       $8.59         $10.57        $12.04       $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $5.92          $8.59        $10.57       $12.04
 Number of Accumulation Shares outstanding at end of period . . . . . . .     198,959      2,501,361     1,875,307      205,097
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . .      $13.85         $14.77        $15.26       $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $9.35         $13.85        $14.77       $15.26
 Number of Accumulation Shares outstanding at end of period . . . . . . .      83,268        533,377       431,090       36,557

Revolution Extra and Revolution Value variable annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account JF:

                                                                                                                     Period from
                                                                                                                      August 10,
                                                                           Year Ended    Year Ended    Year Ended        1999
                                                                          December 31,  December 31,  December 31,  to December 31,
                                                                              2001          2001          2000           1999
                                                                          ------------  ------------  ------------   ------------
Revolution Extra Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .       $8.59         $10.57        $12.04        $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $5.92          $8.59        $10.57        $12.04
 Number of Accumulation Shares outstanding at end of period . . . . . .     507,521      2,501,361     1,875,307       205,097
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .      $13.85         $14.77        $15.26        $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $9.35         $13.85        $14.77        $15.26
 Number of Accumulation Shares outstanding at end of period . . . . . .     144,140        533,377       431,090        36,557

Revolution Value Variable Annuity
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .       $8.59         $10.57        $12.04        $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $5.92          $8.59        $10.57        $12.04
 Number of Accumulation Shares outstanding at end of period . . . . . .     133,140      2,501,361     1,875,307       205,097
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .      $13.85         $14.77        $15.26        $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $9.35         $13.85        $14.77        $15.26
 Number of Accumulation Shares outstanding at end of period . . . . . .     277,963        533,377       431,090        36,557

eVariable Annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation units for the variable investment options held in John Hancock Variable Annuity Account I:

                                                                                        Period from
                                                                       Year ended     January 5, 2001
                                                                       December 31,   to December 31,
                                                                           2002             2001
                                                                      -------------   ---------------
FIDELITY VIP GROWTH - SERVICE CLASS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .       $8.25           $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .       $5.92            $8.25
 Number of Accumulation Shares outstanding at end of period . . . .         107               --
MFS NEW DISCOVERY - INITIAL CLASS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .       $9.74           $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .       $6.62            $9.74
 Number of Accumulation Shares outstanding at end of period . . . .          --               --

                          SUPPLEMENT DATED MAY 1, 2003

                                       TO

                          PROSPECTUSES DATED MAY 1, 2003

                            __________________________


     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 for variable annuity contracts issued by John Hancock Life Insurance Company. The prospectuses involved bear the title REVOLUTION ACCESS VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY or REVOLUTION EXTRA VARIABLE ANNUITY. We refer to these prospectuses as the "Product Prospectuses."

     This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.

                            __________________________


       THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2003 FOR THE M FUND, INC. THAT CONTAINS DETAILED INFORMATION ABOUT THE FUNDS.
          BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING ANY OF THE
                  FOUR ADDITIONAL VARIABLE INVESTMENT OPTIONS.

                           __________________________


                       AMENDMENTS TO PRODUCT PROSPECTUSES

1. The table on the cover page of each Product Prospectus is amended to include the following four additional variable investment options:

--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:        UNDERLYING FUNDMANAGED BY:
 ---------------------------        --------------------------
 Equity Options:
  Brandes International Equity      Brandes Investment Partners, L.P.
  Business Opportunity Value        Iridian Asset Management LLC
  Frontier Capital Appreciation     Frontier Capital Management Company, LLC
  Turner Core Growth                Turner Investment Partners, Inc.
--------------------------------------------------------------------------------

  When you select one or more of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation or Business Opportunity Value variable investment options, the assets of the subaccount(s) are invested in the corresponding investment option(s) of the M Fund, Inc. In this prospectus, the term "Series Fund" includes M Fund, Inc., and the term funds includes the investment options of M Fund, Inc.

REVMSUPP 5/03

2. The fourth table in the "FEE TABLES" section of each Product Prospectus is amended to include the following at the end thereof:

                                                                                  TOTAL FUND                     TOTAL FUND
                                                DISTRIBUTION    OTHER OPERATING    OPERATING                     OPERATING
                                   INVESTMENT        AND           EXPENSES         EXPENSES                     EXPENSES
                                   MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE         WITH
                    FUND NAME          FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
M FUND, INC. (NOTE 3):
---------------------------------------------------------------------------------------------------------------------------------
Brandes International Equity         0.73%           N/A             0.24%           0.97%          0.00%           0.97
---------------------------------------------------------------------------------------------------------------------------------
Business Opportunity Value           0.65%           N/A             1.25%           1.90%          1.00%           0.90
---------------------------------------------------------------------------------------------------------------------------------
Frontier Capital Appreciation        0.90%           N/A             0.23%           1.13%          0.00%           1.13
---------------------------------------------------------------------------------------------------------------------------------
Turner Core Growth                   0.45%           N/A             0.30%           0.75%          0.00%           0.75
---------------------------------------------------------------------------------------------------------------------------------

(3) For the period from May 1, 2003 to April 30, 2004, M Financial Investment Advisers has contractually agreed to reimburse each of the M Funds for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that they exceed 0.25% of the average daily net assets of the fund. Fees and expenses shown are for the year ended December 31, 2002. Future fees and expenses may be different.


3. The following tables contain selected data for accumulation shares for the four additional variable investment options. Each table supplements the Condensed Financial Information table contained in the denoted Product Prospectus.

        Revolution Access - supplemental condensed financial information
        ----------------------------------------------------------------

                                                                            Period from
                                     Year Ended         Year Ended         June 1, 2000 to
                                  December 31, 2002  December 31, 2001    December 31, 2000
                                  -----------------  -----------------   ------------------
BRANDES INTERNATIONAL EQUITY
Accumulation share value:
   Beginning of period ...........     $ 9.54             $11.07               $10.00
   End of period .................     $ 7.98             $ 9.54               $11.07
Number of Accumulation Shares
 outstanding at end of period ....         --              8,418                  901
TURNER CORE GROWTH
Accumulation share value:
   Beginning of period. ..........     $ 6.45             $ 8.56               $10.00
   End of period .................     $ 4.68             $ 6.45                $8.56
Number of Accumulation Shares
 outstanding at end of period ....         --              2,076                  911
FRONTIER CAPITAL APPRECIATION
Accumulation share value:
   Beginning of period ...........     $ 9.15             $ 9.36               $10.00
   End of period .................     $ 6.75             $ 9.15               $ 9.36
Number of Accumulation Shares
 outstanding at end of period ....         --              4,428                  889
BUSINESS OPPORTUNITY VALUE
Accumulation share value:
   Beginning of period
   (Note 1) ......................     $10.00                --                    --
   End of period .................     $ 7.78                --                    --
Number of Accumulation Shares
 outstanding at end of period ....         --                --                    --

         Revolution Extra - supplemental condensed financial information
         ---------------------------------------------------------------

                                                                                                 Period from
                                                        Year Ended         Year Ended         June 1, 2000 to
                                                     December 31, 2002  December 31, 2001    December 31, 2000
                                                     -----------------  -----------------   ------------------
BRANDES INTERNATIONAL EQUITY
Accumulation share value:
  Beginning of period .............................     $  9.54                $11.07              $10.00
  End of period ...................................     $  7.98                $ 9.54              $11.07
Number of Accumulation Shares outstanding
    at end of period ..............................      11,496                 8,418                 901
TURNER CORE GROWTH
Accumulation share value:
  Beginning of period. ............................     $  6.45                $ 8.56              $10.00
  End of period ...................................     $  4.68                $ 6.45              $ 8.56
Number of Accumulation Shares outstanding
    at end of period ..............................       3,152                 2,076                 911
FRONTIER CAPITAL APPRECIATION
Accumulation share value:
  Beginning of period .............................     $  9.15                $ 9.36              $10.00
  End of period ...................................     $  6.75                $ 9.15              $ 9.36
Number of Accumulation Shares outstanding
    at end of period ..............................       3,743                 4,428                 889
BUSINESS OPPORTUNITY VALUE
Accumulation share value:
  Beginning of period (Note 1) ....................     $ 10.00                    --                  --
  End of period ...................................     $  7.78                    --                  --
Number of Accumulation Shares outstanding
    at end of period ..............................         423                    --                  --

              Revolution Value Variable Annuity - supplemental condensed financial information
              --------------------------------------------------------------------------------
BRANDES INTERNATIONAL EQUITY
Accumulation share value:
  Beginning of period .............................     $  9.54                $11.07              $10.00
  End of period ...................................     $  7.98                $ 9.54              $11.07
Number of Accumulation Shares outstanding
    at end of period ..............................       2,357                 8,418                 901
TURNER CORE GROWTH
Accumulation share value:
  Beginning of period. ............................     $  6.45                $ 8.56              $10.00
  End of period ...................................     $  4.68                $ 6.45              $ 8.56
Number of Accumulation Shares outstanding
    at end of period ..............................       2,716                 2,076                 911
FRONTIER CAPITAL APPRECIATION
Accumulation share value:
  Beginning of period .............................     $  9.15                $ 9.36              $10.00
  End of period ...................................     $  6.75                $ 9.15              $ 9.36
Number of Accumulation Shares outstanding
    at end of period ..............................       2,450                 4,428                 889
BUSINESS OPPORTUNITY VALUE
Accumulation share value:
  Beginning of period (Note 1) ....................     $ 10.00                    --                  --
  End of period ...................................     $  7.78                    --                  --
Number of Accumulation Shares outstanding
    at end of period ..............................       1,149                    --                  --

    (1) Values shown for 2002 begin on May 1, 2002.

                          SUPPLEMENT DATED MAY 1, 2003

                                       TO

                          PROSPECTUS DATED MAY 1, 2003

 This Supplement is intended to be distributed with the "REVOLUTION EXTRA VARIABLE ANNUITY" prospectus dated May 1, 2003 for certain variable annuity contracts issued by John Hancock Life Insurance Company and sold through the above-referenced prospectus in:

                                    New York.

 Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to contracts delivered or issued for delivery in New
York:

 NO GUARANTEE PERIODS OR MARKET VALUE ADJUSTMENTS

  The "guarantee periods" described in the prospectus are NOT available as investment options. You may allocate premiums and transfer contract value only to the variable investment options. All references to "guarantee periods" in the prospectus should be disregarded.

  No "market value adjustment" or "MVA" will be applied to contract proceeds. All references to these terms in the prospectus should be disregarded.

 REVISED OPTIONAL BENEFIT RIDER CHARGES
 The following information replaces the Optional Benefit Rider charges shown in the Fee Tables section of the Revolution Extra Variable Annuity prospectus:


--------------------------------------------------------------------------------
Optional Benefit Rider Charges/6/:
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge         0.10% of that portion of your contract's
("CARESolutions") Rider             total value attributable to premiums that
                                    are still subject to surrender charges
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider        0.15% of your contract's total value
--------------------------------------------------------------------------------

/6/Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12/th/ of the annual charge shown in the table.

UNAVAILABLE OPTIONAL BENEFIT RIDERS
 The following optional benefit riders are NOT available for Revolution Extra Variable Annuity contracts issued in New York State, and all references to them in the prospectus should be disregarded:

.. the EARNINGS ENHANCEMENT DEATH BENEFIT RIDER,

.. the ACCUMULATED VALUE ENHANCEMENT RIDER,

.. the GUARANTEED RETIREMENT INCOME BENEFIT RIDER.

 MODIFIED ENHANCED DEATH BENEFIT RIDER
 The ENHANCED DEATH BENEFIT RIDER differs in New York from that described on page 21 of the Revolution Extra Variable Annuity prospectus. We describe the modification on the next page of this Supplement.

REVEXTNY 5/03

  Under the rider available in New York, we will pay an enhanced death benefit (in lieu of the standard death benefit) that is the greater of (i) the highest total value of your contract as of any anniversary of your contract during the rider's measuring period, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary or (ii) the total value of your contract as of the date we receive proof of death. The monthly charge for this rider is 1/12th of an annual percentage equal to 0.15% of your contract's total value. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request. This rider (and related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

MODIFIED WAIVER OF WITHDRAWAL CHARGE RIDER

  The age in which the waiver of withdrawal charge rider may be obtained differs in New York from that described beginning on page 18 of the prospectus. Under the rider available in New York, you may not purchase the rider if either of the covered persons is (1) older than 79 years at application or (2) was confined to a nursing home within the past two years. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

MODIFIED RIGHT TO RETURN

  If you return your contract for any reason within 10 days after you receive it, we will pay you the value of your contract, increased by any charges deducted from your premium payments before allocation to the variable investment options, and with no adjustments for the market value adjustment. If your contract has no value, we will pay you at least the amount we reserved for future liability under the contract.

                          SUPPLEMENT DATED MAY 1, 2003

                                       TO

                         PROSPECTUSES DATED MAY 1, 2003

This Supplement is intended to be distributed with prospectuses dated May 1, 2003 for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY" and are sold through the above-referenced prospectuses in:

                                    FLORIDA.

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to contracts delivered or issued for delivery in
Florida:

UNAVAILABLE OPTIONAL BENEFIT RIDER

  The ACCUMULATED VALUE ENHANCEMENT RIDER is NOT available with a Revolution Access Variable Annuity, Revolution Extra Variable Annuity or a Revolution Value Variable Annuity contract and all references to it in the prospectuses should be disregarded.

MODIFIED OPTIONAL BENEFIT RIDER

  The WAIVER OF WITHDRAWAL CHARGE RIDER that is available in Florida with a Revolution Extra Variable Annuity or a Revolution Value Variable Annuity contract differs from that described in the respective prospectuses. For contracts issued in Florida, or issued for delivery in Florida, the waiver of withdrawal charge rider does NOT provide a waiver of withdrawal charges if a "covered person" has been diagnosed with a critical illness. The waiver of withdrawal charge rider does provide benefits if a "covered person" satisfies the three conditions listed in the prospectuses, subject to the terms and conditions of this benefit.

REVISED MARKET VALUE ADJUSTMENT
The following information replaces the formula in the box in the "Calculation of Market Value Adjustment ('MVA')" section that begins on page 25 in the Revolution Access Variable Annuity prospectus and on page 27 in the Revolution Value Variable Annuity and Revolution Extra Variable Annuity prospectuses:

We compare:

.. the guaranteed rate of the guarantee period from which the assets are being taken WITH

.. the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

If the first rate exceeds the second by more than 1/4%, the market value adjustment produces an increase in your contract's value.

If the first rate does not exceed the second by at least 1/4%, the market value adjustment produces a decrease in your contract's value.


REVFLSUPP 5/03

REVISIONS TO APPENDIX A TO THE PROSPECTUSES

Revised MVA formula

The following factor replaces the factor shown in Appendix A that we will use to compute the Market Value Adjustment:

                                    1+g
                               (----------)n/12-1
                                1+c+0.0025

Revised Sample Calculations

The following equation replaces the equation in Sample Calculation 1: Positive Adjustment in Appendix A to determine the MARKET VALUE ADJUSTMENT and uses a 3.50% assumption for "G":

                                 1+0.035
                     10,712x[(-------------)36/12-1]= $78.00
                              1+0.03+0.0025

The amount withdrawn or transferred (adjusted for market value adjustment) is $10,712+$78 = $10,815

The following equation replaces the equation in Sample Calculation 2: Negative Adjustment in Appendix A to determine the MARKET VALUE ADJUSTMENT:

                                 1+0.05
                    11,025x[(--------------)36/12-1]= -$232.92
                             1+0.055+0.0025

The amount withdrawn or transferred (adjusted for market value adjustment) is $11,025 - $232.92 = $10,792.08

The following equation replaces the equation in Sample Calculation 3: Positive Adjustment Limited by Amount of Excess Interest in Appendix A to determine the MARKET VALUE ADJUSTMENT:

                                 1+0.05
                     11,025x[(-------------)36/12-1]= -$570.15
                              1+0.03+0.0025

Since the market value adjustment exceeds the amount of excess interest of $416, the actual market value adjustment is $416.

The following equation replaces the equation in Sample Calculation 4: Negative Adjustment Limited by Amount of Excess Interest in Appendix A to determine the MARKET VALUE ADJUSTMENT:

                                 1+0.04
                     10,816x[(-------------)36/12-1]= -$953.78
                              1+0.07+0.0025

Since the market value adjustment exceeds the amount of excess interest of $207, the actual market value adjustment is -$207.

                          SUPPLEMENT DATED MAY 1, 2003

                                       TO

                         PROSPECTUSES DATED MAY 1, 2003

 This Supplement is intended to be distributed with prospectuses dated May 1, 2003 for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY" and are sold through the above-referenced prospectuses in:

                                   WASHINGTON.

Notwithstanding any language in the prospectuses to the contrary, the following shall apply with respect to contracts delivered or issued for delivery in the state of Washington:

NO GUARANTEE PERIODS OR MARKET VALUE ADJUSTMENTS

  The "guarantee periods" described in the prospectuses are NOT available as investment options. You may allocate premiums and transfer contract value only to the variable investment options. All references to "guarantee periods" in the prospectus should be disregarded.

  No "market value adjustment" or "MVA" will be applied to contract proceeds. All references to these terms in the prospectus should be disregarded.

REVISED OPTIONAL BENEFIT RIDER CHARGE
The following information replaces the Optional Benefit Rider charge shown for the ENHANCED DEATH BENEFIT RIDER in the Fee Tables section of the prospectuses:

--------------------------------------------------------------------------------
Optional Benefit Rider Charges/6/:
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider           0.15% of your contract's total value
--------------------------------------------------------------------------------

/6/Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12/th/ of the annual charge shown in the table.

MODIFIED ENHANCED DEATH BENEFIT RIDER

  The ENHANCED DEATH BENEFIT RIDER that is available in Washington differs from that described in the prospectuses. Under the rider available in the state of Washington, we will pay an enhanced death benefit (in lieu of the standard death benefit) that is the greater of (i) the highest total value of your contract as of any anniversary of your contract during the rider's measuring period, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary or (ii) the total value of your contract as of the date we receive proof of death. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request. This rider (and related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

UNAVAILABLE OPTIONAL BENEFIT RIDER

  The EARNINGS ENHANCEMENT DEATH BENEFIT RIDER is not available for contracts issued in Washington and all references to it in the prospectuses should be disregarded.

REVWASUPP 5/03

                          SUPPLEMENT DATED MAY 1, 2003

                                       TO

                         PROSPECTUSES DATED MAY 1, 2003

 This Supplement is intended to be distributed with prospectuses dated May 1, 2003 for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY" and are sold through the above-referenced prospectuses in:

                                     Oregon.

 Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to contracts delivered or issued for delivery in
Oregon:

 NO GUARANTEE PERIODS OR MARKET VALUE ADJUSTMENTS

  The "guarantee periods" described in the prospectuses are NOT available as investment options. You may allocate premiums and transfer contract value only to the variable investment options. All references to "guarantee periods" in the prospectuses should be disregarded.

  No "market value adjustment" or "MVA" will be applied to contract proceeds. All references to these terms in the prospectuses should be disregarded.

REVISED OPTIONAL BENEFIT RIDER CHARGE
The following information replaces the Optional Benefit Rider charge shown for the ENHANCED DEATH BENEFIT RIDER in the Fee Tables section of the prospectuses:

-------------------------------------------------------------------------------
Optional Benefit Rider Charges/6/:
-------------------------------------------------------------------------------
Enhanced Death Benefit Rider           0.15% of your contract's total value
-------------------------------------------------------------------------------

/6/Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12/th/ of the annual charge shown in the table.

UNAVAILABLE OPTIONAL BENEFIT RIDERS
The following optional benefit riders are NOT AVAILABLE for contracts issued in Oregon, and all references to them in the prospectuses should be disregarded:

.. the EARNINGS ENHANCEMENT DEATH BENEFIT RIDER, and

.. the ACCUMULATED VALUE ENHANCEMENT RIDER.

REVORSUPP  5/03

                          SUPPLEMENT DATED MAY 1, 2003
                                        TO
                          PROSPECTUSES DATED MAY 1, 2003

This Supplement is intended to be distributed with prospectuses dated May 1, 2003 for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY" and are sold through the above-referenced prospectuses in:

                             ILLINOIS and MINNESOTA.

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to contracts delivered or issued for delivery in Illinois or Minnesota:

REVISED OPTIONAL BENEFIT RIDER CHARGE
The following information replaces the Optional Benefit Rider charge for the enhanced death benefit rider shown in the Fee Tables section of the prospectuses:

Optional Benefit Rider Charges/6/:
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                0.15% of your contract's total value
--------------------------------------------------------------------------------
/6/Charges for optional benefit riders are assessed monthly. The monthly charge for the enhanced death benefit rider is 1/12/th/ of the annual charge shown above.

UNAVAILABLE OPTIONAL BENEFIT RIDERS
The following optional benefit riders are NOT available in the states noted below, and all references to them in the prospectuses should be disregarded in such states:

.. The EARNINGS ENHANCEMENT DEATH BENEFIT RIDER is unavailable in Illinois and Minnesota.

..  The GUARANTEED RETIREMENT INCOME BENEFIT RIDER is unavailable in
   Minnesota.

MODIFIED DEATH BENEFITS
The following question and response replace the question and response to the question "What happens if the owner or the annuitant dies before my contract's date of maturity?" in the prospectuses:

What happens if the annuitant dies before my contract's date of maturity?

If the annuitant dies before your contract's date of maturity, we will pay a death benefit to the contract's beneficiary. If you have named more than one annuitant, the death benefit will be payable upon the death of the surviving annuitant prior to the date of maturity.

If your contract has joint owners, each owner will automatically be deemed to be the beneficiary of the other. This means that any death benefit payable upon the death of one owner who is the annuitant will be paid to the other owner. In that case, any other beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable. (For a description of what happens upon the death of an owner who is not the annuitant, see "Distribution requirements following death of owner," on page 3 of this Supplement.)


REVILMNSUPP  5/03

We will pay a "standard" death benefit, unless you have chosen an "enhanced death benefit rider," as discussed below.

   Standard death benefit

   The standard death benefit is the greater of:

.. the total value of your contract, adjusted by any then-applicable market value adjustment, or

.. the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges.

We calculate the death benefit value as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

..  proof of the annuitant's death, and

..  any required instructions as to method of settlement.

Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election.

   Enhanced death benefit rider

If you are under age 80 when you apply for your contract, you may elect to enhance the standard death benefit by purchasing the ENHANCED DEATH BENEFIT RIDER currently available in your state. Under this rider, if the annuitant dies before the contract's date of maturity, we will pay the beneficiary (in lieu of the standard benefit) the greatest of:

.. the amount of each premium you have paid, accumulated at 5% effective annual interest (less any partial withdrawals you have taken and not including any interest on such amounts after they are withdrawn);

.. the highest total value of your contract (adjusted by any market value adjustment) as of any anniversary of your contract to date, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken (and any related withdrawal charges) since that anniversary; or

.. the total value of your contract (adjusted by any market value adjustment) as of the date we receive due proof of the annuitant's death.

For these purposes, however, we count only those contract anniversaries that occur (1) before we receive proof of death and (2) before the annuitant attains age 81.

You may elect this rider ONLY when you apply for the contract. As long as the rider is in effect, you will pay a monthly charge for this benefit that differs in the state of Illinois and Minnesota from that described in the prospectus for the enhanced death benefit rider. The monthly charge for the modified enhanced death benefit rider currently available in Illinois and Minnesota is 1/12th of an annual percentage equal to 0.15% of your contract's total value. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

This rider (and related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER
The following information replaces the section of the prospectuses entitled "Distributions following death of owner":

If you did not purchase your contract under a tax qualified plan (as that term is used in the "Tax Information" section of the prospectus), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the box below. (If your contract has joint owners, these provisions apply upon the death of the first to die.)

In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

--------------------------------------------------------------------------------
   IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:
   .  if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.
   .  if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:
      (1)  paid out in full within five years of your death or
      (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
      If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the last surviving annuitant, the entire interest equals:
   .  the surrender value if paid out in full within five years of your death,
      or
   .  the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.
   IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:
   .  any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
-------------------------------------------------------------------------------

The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Annuity Servicing Office.

                          SUPPLEMENT DATED MAY 1, 2003
                                       TO
                         PROSPECTUSES DATED MAY 1, 2003

This Supplement is intended to be distributed with prospectuses dated May 1, 2003 for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY" and are sold through the above-referenced prospectuses in:

                                  North Dakota.

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to contracts delivered or issued for delivery in North
Dakota:

REVISED OPTIONAL BENEFIT RIDER CHARGE
The following information replaces the Optional Benefit Rider charge shown for the ENHANCED DEATH BENEFIT RIDER in the Fee Tables section of the prospectuses:

--------------------------------------------------------------------------------
Optional Benefit Rider Charges/6/:
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider              0.15% of your contract's total value
--------------------------------------------------------------------------------

/6/Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12/th/ of the annual charge shown in the table.

UNAVAILABLE OPTIONAL BENEFIT RIDERS

The following optional benefit riders are NOT AVAILABLE for contracts issued in North Dakota, and all references to them in the prospectuses should be disregarded:

 .  the EARNINGS ENHANCEMENT DEATH BENEFIT RIDER, and

 .  the ACCUMULATED VALUE ENHANCEMENT RIDER.



 REVNDSUPP  5/03

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2003

                          DECLARATION VARIABLE ANNUITY,
                             PATRIOT VARIABLE ANNUITY,
                        REVOLUTION ACCESS VARIABLE ANNUITY,
                           REVOLUTION VARIABLE ANNUITY,
                         REVOLUTION EXTRA VARIABLE ANNUITY,
                       REVOLUTION EXTRA II VARIABLE ANNUITY,
                         REVOLUTION VALUE VARIABLE ANNUITY,
                       REVOLUTION VALUE II VARIABLE ANNUITY,
                        WEALTH BUILDER VARIABLE ANNUITY, AND
                         WEALTH BUILDER II VARIABLE ANNUITY

           DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                   funded in

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

                                -----------------

 This statement of additional information ("SAI"), dated May 1, 2003 is not a prospectus. It is intended that this SAI be read in conjunction with one of the Declaration Variable Annuity, Patriot Variable Annuity, Revolution Access Variable Annuity, Revolution Variable Annuity, Revolution Extra Variable Annuity, Revolution Extra II Variable Annuity, Revolution Value Variable Annuity, Revolution Value II Variable Annuity, Wealth Builder Variable Annuity, or Wealth Builder II Variable Annuity prospectuses dated May 1, 2003, of John Hancock Variable Annuity Account H (the "Account"). Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A prospectus for the Revolution Access Variable Annuity, Revolution Variable Annuity, Revolution Extra Variable Annuity, Revolution Extra II Variable Annuity, Revolution Value Variable Annuity, or Revolution Value II Variable Annuity may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 772, Boston, Massachusetts 02117, telephone number 1-800-824-0335. A prospectus for the Declaration Variable Annuity, Patriot Variable Annuity, Wealth Builder Variable Annuity, or Wealth Builder II Variable Annuity may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 772, Boston, Massachusetts 02117, telephone number 1-800-732-5543.

                               TABLE OF CONTENTS
                               -----------------

                                                       PAGE OF SAI
                                                       -----------
Distribution.........................................        2
Calculation of Performance Data......................        2
Other Performance Information........................
Calculation of Annuity Payments......................
Additional Information About Determining Unit Values
Purchases and Redemptions of Fund Shares.............       18
The Account..........................................
Delay of Certain Payments............................       18
Liability for Telephone Transfers....................       19
Voting Privileges....................................       19
Financial Statements.................................       20



ACCT. H SAI 5/03

                                  DISTRIBUTION

     The distribution of the contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and John Hancock Funds, Inc. ("JHFI") we also paid JHFI under that agreement for such services during two of the past three fiscal years as follows:

  YEAR     AMOUNT PAID TO JHFI   AMOUNT PAID TO SIGNATOR
  ----     -------------------   -----------------------
 2002
 2001         $6,274,420              $15,034,580
 2000         $5,895,812              $29,888,062

                        CALCULATION OF PERFORMANCE DATA

     The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTIONS

     We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but the withdrawal charge and any charge for premium taxes and optional benefits are not.

     The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

             Effective yield = (Base period return + 1)/(365/7)/ - 1


                 CONTRACTS                   CURRENT YIELD    EFFECTIVE YIELD
                 ---------                   -------------    ---------------
Declaration Variable Annuity (initial
 premium under $250,000) ....................   (0.15)%           (0.15)%
Declaration Variable Annuity (initial
 premium of $250,000 or above) ..............    0.10 %            0.10 %
Patriot Variable Annuity (initial premium
 under $250,000) ............................   (0.15)%           (0.15)%
Patriot Variable Annuity (initial premium
 of $250,000 or above) ......................    0.10 %            0.10 %
Revolution Access Variable Annuity ..........   (0.15)%           (0.15)%
Revolution Extra Variable Annuity ...........   (0.15)%           (0.15)%
Revolution Extra II Variable Annuity* .......      --                --
Revolution Variable Annuity* ................      --                --
Revolution Value Variable Annuity ...........   (0.15)%           (0.15)%
Revolution Value II Variable Annuity* .......      --                --
Wealth Builder Variable Annuity** ...........   (0.82)%           (0.82)%

---------------------------------------------
  * Because no contracts were issued as of December 31, 2002, no Money Market option's current yield and effective yield at the Account level have been calculated.
 ** Calculation for the HSBC Variable Cash Management Fund.

Money Market variable investment option's current yield for the 7-day period ending December 31, 2002

OTHER VARIABLE INVESTMENT OPTIONS

"Standardized" Total Return

     Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

     We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                              P x (1 + T)/n/ = ERV

 where                P = a hypothetical initial premium payment of $1,000
                      T = average annual total return
                      n =  number of years
                      ERV = ending redeemable value of a hypothetical
                            $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

     The following table shows average total returns for the variable investment options, other than the money market options, that were available on December 31, 2002. The table shows values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. The table also shows values from the date a variable investment option was first available in the Account. Ten year periods are not shown because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date shown may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

     On the basis described above, the following table shows the average total return for each variable investment option available on December 31, 2002 for the periods ended December 31, 2002:

                                         For the
                                         1 Year        For the          For the          For the           From
                                         Period     3 Year Period    5 Year Period    10 Year Period   Inception in     Date of
                                          Ended         Ended            Ended            Ended         Account to     Inception
     Variable Investment Option*        12/31/02      12/31/02         12/31/02          12/31/02        12/31/02     in Account**
-----------------------------------------------------------------------------------------------------------------------------------
       Table of Standardized Performance for Contracts With Initial Premiums Payments of Less Than $250,000
DECLARATION CONTRACTS:
Equity Index                            (28.85%)      (18.02%)          (2.54%)            N/A             4.55%     8/29/1996
Growth and Income                       (28.74%)      (20.46%)          (4.73%)            N/A             2.08%     8/29/1996
Fundamental Growth                      (36.78%)      (26.74%)            N/A              N/A           (12.84%)    8/30/1999
Small Cap Growth                        (36.44%)      (25.39%)          (3.13%)            N/A            (1.06%)    8/29/1996
International Opportunities             (24.78%)      (22.07%)          (5.32%)            N/A            (2.90%)    4/30/1996
Financial Industries                    (26.02%)       (8.46%)          (3.49%)            N/A             2.20%     4/29/1997
Active Bond                               0.51%         5.71%            4.64%             N/A             5.88%     8/29/1996
-----------------------------------------------------------------------------------------------------------------------------------
        Table of Standardized Performance for Contracts With Initial Premiums Payments of $250,000 or More
DECLARATION CONTRACTS:
Equity Index                            (28.61%)      (17.75%)          (2.26%)            N/A             4.85%     8/29/1996
Growth and Income                       (28.50%)      (20.21%)          (4.46%)            N/A             2.37%     8/29/1996
-----------------------------------------------------------------------------------------------------------------------------------

                                         For the
                                         1 Year        For the          For the          For the           From
                                         Period     3 Year Period    5 Year Period    10 Year Period   Inception in     Date of
                                          Ended         Ended            Ended            Ended         Account to     Inception
     Variable Investment Option*        12/31/02      12/31/02         12/31/02          12/31/02        12/31/02     in Account**
-----------------------------------------------------------------------------------------------------------------------------------
DECLARATION CONTRACTS - CONTINUED:
Fundamental Growth                      (36.57%)      (26.50%)            N/A              N/A           (12.58%)    8/30/1999
Small Cap Growth                        (36.23%)      (25.14%)          (2.86%)            N/A            (0.78%)    8/29/1996
International Opportunities             (24.55%)      (21.82%)          (5.05%)            N/A            (2.64%)    4/30/1996
Financial Industries                    (25.79%)       (8.19%)          (3.22%)            N/A             2.49%     4/29/1997
Active Bond                               0.82%         6.02%            4.93%             N/A             6.18%     8/29/1996
-----------------------------------------------------------------------------------------------------------------------------------
       Table of Standardized Performance for Contracts With Initial Premiums Payments of Less Than $250,000
PATRIOT CONTRACTS:
Growth and Income                       (28.74%)      (20.46%)          (4.73%)            N/A             2.08%     8/29/1996
Fundamental Growth                      (36.78%)      (26.74%)            N/A              N/A           (12.84%)    8/30/1999
Small Cap Growth                        (36.44%)      (25.39%)          (3.13%)            N/A            (1.06%)    8/29/1996
Financial Industries                    (26.02%)       (8.46%)          (3.49%)            N/A             2.20%     4/29/1997
Active Bond                               0.51%         5.71%            4.64%             N/A             5.88%     8/29/1996
-----------------------------------------------------------------------------------------------------------------------------------
        Table of Standardized Performance for Contracts With Initial Premiums Payments of $250,000 or More
PATRIOT CONTRACTS:
Growth and Income                       (28.50%)      (20.21%)          (4.46%)            N/A             2.37%     8/29/1996
Fundamental Growth                      (36.57%)      (26.50%)            N/A              N/A           (12.58%)    8/30/1999
Small Cap Growth                        (36.23%)      (25.14%)          (2.86%)            N/A            (0.78%)    8/29/1996
Financial Industries                    (25.79%)       (8.19%)          (3.22%)            N/A             2.49%     4/29/1997
Active Bond                               0.82%         6.02%            4.93%             N/A             6.18%     8/29/1996
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION ACCESS CONTRACTS:
Equity Index                            (23.41%)      (15.82%)          (2.01%)            N/A             4.72%     8/29/1996
Large Cap Value                         (14.46%)       (1.58%)           0.94%             N/A             6.29%     8/29/1996
Large Cap Value CORE                    (19.36%)       (7.70%)            N/A              N/A            (6.08%)    8/30/1999
Large Cap Growth                        (28.86%)      (22.30%)          (4.58%)            N/A             2.08%     8/29/1996
Large Cap Aggressive Growth             (32.36%)      (23.00%)            N/A              N/A           (16.56%)    8/30/1999
Growth and Income                       (23.30%)      (18.12%)          (4.14%)            N/A             2.27%     8/29/1996
Fundamental Value                       (18.58%)       (5.77%)            N/A              N/A            (4.01%)    8/30/1999
Earnings Growth                         (33.36%)      (35.99%)          (4.89%)            N/A            (1.20%)    8/29/1996
Fundamental Growth                      (31.29%)      (23.96%)            N/A              N/A           (11.03%)    8/30/1999
Small/Mid Cap CORE                      (16.39%)       (5.03%)            N/A              N/A            (1.97%)    4/30/1998
Small/Mid Cap Growth                    (22.25%)       (5.24%)          (1.64%)            N/A             1.18%     8/29/1996
Small Cap Value                          (7.73%)       12.83%             N/A              N/A            12.99%     8/30/1999
Small Cap Growth                        (30.96%)      (22.72%)          (2.58%)            N/A            (0.82%)    8/29/1996
Small Cap Emerging Growth               (29.24%)      (15.45%)         (11.78%)            N/A            (5.16%)    8/29/1996
AIM V.I. Premier Equity                 (31.27%)      (20.65%)            N/A              N/A           (14.85%)     8/1/1999
AIM V.I. Capital Development               N/A           N/A              N/A              N/A           (25.58%)    4/30/2002
Fidelity VIP Contrafund                 (10.69%)      (10.74%)            N/A              N/A            (6.22%)     8/1/1999
MFS Investors Growth Stock              (28.57%)      (20.89%)            N/A              N/A           (13.68%)     8/1/1999
-----------------------------------------------------------------------------------------------------------------------------------

                                         For the
                                         1 Year        For the          For the          For the           From
                                         Period     3 Year Period    5 Year Period    10 Year Period   Inception in     Date of
                                          Ended         Ended            Ended            Ended         Account to     Inception
     Variable Investment Option*        12/31/02      12/31/02         12/31/02          12/31/02        12/31/02     in Account**
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION ACCESS CONTRACTS -
 CONTINUED:
MFS Research                            (25.61%)      (18.43%)            N/A              N/A           (12.49%)    8/1/1999
International Equity Index              (16.38%)      (18.78%)          (3.77%)            N/A            (3.24%)    8/29/1996
International Opportunities             (19.37%)      (19.63%)          (4.71%)            N/A            (2.76%)    8/29/1996
Overseas Equity                          (7.62%)       (8.54%)          (1.56%)            N/A            (0.14%)    8/29/1996
Fidelity VIP Overseas Equity            (21.47%)      (21.34%)            N/A              N/A           (13.03%)    8/1/1999
Emerging Markets Equity                  (8.03%)      (19.72%)            N/A              N/A            (8.71%)    4/30/1998
Janus Aspen Worldwide Growth            (26.77%)         N/A              N/A              N/A           (27.21%)    11/1/2000
Real Estate Equity                       (0.04%)       10.85%            1.67%             N/A             6.58%     8/29/1996
Health Sciences                         (21.13%)         N/A              N/A              N/A           (14.63%)    4/27/2001
Financial Industries                    (20.60%)       (6.74%)          (2.93%)            N/A             2.57%     4/29/1997
Managed                                 (14.45%)       (6.79%)           0.72%             N/A             4.25%     8/29/1996
Short-Term Bond                           4.22%         5.81%            4.69%             N/A             4.85%     8/29/1996
Bond Index                                8.45%         8.37%             N/A              N/A             5.82%     4/30/1998
Active Bond                               5.77%         6.94%            5.02%             N/A             6.03%     8/29/1996
High Yield Bond                          (5.83%)       (5.82%)            N/A              N/A            (3.82%)    4/30/1998
Global Bond                              17.24%         8.01%            5.57%             N/A             6.37%     8/29/1996
Brandes International Equity            (16.50%)         N/A              N/A              N/A            (9.88%)    6/1/2000
Turner Core Growth                      (27.57%)         N/A              N/A              N/A           (25.05%)    6/1/2000
Frontier Capital Appreciation           (26.35%)         N/A              N/A              N/A           (14.14%)    6/1/2000
Business Opportunity Value                 N/A           N/A              N/A              N/A           (22.25%)    4/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION CONTRACTS:
Because no Revolution contracts to which this SAI applies had been issued at December 31, 2002, no return figures at the Account level have been calculated.
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION EXTRA CONTRACTS:
Equity Index                            (25.58%)      (16.55%)          (2.23%)            N/A             4.80%     8/29/1996
Large Cap Value                         (16.97%)       (2.58%)           0.69%             N/A             6.42%     8/29/1996
Large Cap Value CORE                    (21.68%)       (8.59%)            N/A              N/A            (6.90%)    8/30/1999
Large Cap Growth                        (30.83%)      (22.89%)          (4.78%)            N/A             2.08%     8/29/1996
Large Cap Aggressive Growth             (34.20%)      (23.57%)            N/A              N/A           (17.19%)    8/30/1999
Growth and Income                       (25.48%)      (18.81%)          (4.34%)            N/A             2.28%     8/29/1996
Fundamental Value                       (20.93%)       (6.69%)            N/A              N/A            (4.86%)    8/30/1999
Earnings Growth                         (35.16%)      (36.22%)          (5.08%)            N/A            (1.23%)    8/29/1996
Fundamental Growth                      (33.17%)      (24.51%)            N/A              N/A           (11.76%)    8/30/1999
Small/Mid Cap CORE                      (18.82%)       (5.96%)            N/A              N/A            (2.40%)    4/30/1998
Small/Mid Cap Growth                    (24.46%)       (6.17%)          (1.87%)            N/A             1.15%     8/29/1996
Small Cap Value                         (10.49%)       12.31%             N/A              N/A            12.60%     8/30/1999
Small Cap Growth                        (32.85%)      (23.30%)          (2.79%)            N/A            (0.85%)    8/29/1996
Small Cap Emerging Growth               (31.19%)      (16.19%)         (11.91%)            N/A            (5.17%)    8/29/1996
-----------------------------------------------------------------------------------------------------------------------------------

                                         For the
                                         1 Year        For the          For the          For the           From
                                         Period     3 Year Period    5 Year Period    10 Year Period   Inception in     Date of
                                          Ended         Ended            Ended            Ended         Account to     Inception
     Variable Investment Option*        12/31/02      12/31/02         12/31/02          12/31/02        12/31/02     in Account**
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION EXTRA CONTRACTS -
 CONTINUED:
AIM V.I. Premier Equity                 (33.15%)      (21.27%)            N/A              N/A           (15.49%)    8/1/1999
AIM V.I. Capital Development               N/A           N/A              N/A              N/A           (27.67%)    4/30/2002
Fidelity VIP Contrafund                 (13.34%)      (11.57%)            N/A              N/A            (7.01%)    8/1/1999
MFS Investors Growth Stock              (30.55%)      (21.51%)            N/A              N/A           (14.34%)    8/1/1999
MFS Research                            (27.70%)      (19.10%)            N/A              N/A           (13.17%)    8/1/1999
International Equity Index              (18.81%)      (19.44%)          (3.97%)            N/A            (3.26%)    8/29/1996
International Opportunities             (21.69%)      (20.27%)          (4.91%)            N/A            (2.78%)    8/29/1996
Overseas Equity                         (10.38%)       (9.41%)          (1.79%)            N/A            (0.17%)    8/29/1996
Fidelity VIP Overseas Equity            (23.71%)      (21.95%)            N/A              N/A           (13.70%)    8/1/1999
Emerging Markets Equity                 (10.78%)      (20.36%)            N/A              N/A            (9.06%)    4/30/1998
Janus Aspen Worldwide Growth            (28.82%)         N/A              N/A              N/A           (28.01%)    11/1/2000
Real Estate Equity                       (3.09%)       10.24%            1.44%             N/A             6.72%     8/29/1996
Health Sciences                         (23.39%)         N/A              N/A              N/A           (16.09%)    4/27/2001
Financial Industries                    (22.88%)       (7.64%)          (3.14%)            N/A             2.42%     4/29/1997
Managed                                 (16.96%)       (7.69%)           0.47%             N/A             4.33%     8/29/1996
Short-Term Bond                           1.01%         4.95%            4.59%             N/A             4.93%     8/29/1996
Bond Index                                5.25%         7.64%             N/A              N/A             5.57%     4/30/1998
Active Bond                               2.51%         6.14%            4.93%             N/A             6.15%     8/29/1996
High Yield Bond                          (8.66%)       (6.74%)            N/A              N/A            (4.23%)    4/30/1998
Global Bond                              14.35%         7.27%            5.50%             N/A             6.50%     8/29/1996
Brandes International Equity            (18.93%)         N/A              N/A              N/A           (10.87%)    6/1/2000
Turner Core Growth                      (29.59%)         N/A              N/A              N/A           (25.71%)    6/1/2000
Frontier Capital Appreciation           (28.41%)         N/A              N/A              N/A           (15.05%)    6/1/2000
Business Opportunity Value                 N/A           N/A              N/A              N/A           (24.47%)    4/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION EXTRA II CONTRACTS:
Because no Revolution Extra II contracts to which this SAI applies had been issued at December 31, 2002, no return figures at the Account level have been calculated.
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE CONTRACTS:
Equity Index                            (27.41%)      (16.77%)          (2.36%)            N/A             4.59%     8/29/1996
Large Cap Value                         (19.00%)       (2.77%)           0.57%             N/A             6.17%     8/29/1996
Large Cap Value CORE                    (23.60%)       (8.79%)            N/A              N/A            (7.08%)    8/30/1999
Large Cap Growth                        (32.53%)      (23.12%)          (4.91%)            N/A             1.94%     8/29/1996
Large Cap Aggressive Growth             (35.82%)      (23.81%)            N/A              N/A           (17.39%)    8/30/1999
Growth and Income                       (27.31%)      (19.03%)          (4.48%)            N/A             2.13%     8/29/1996
Fundamental Value                       (22.87%)       (6.89%)            N/A              N/A            (5.04%)    8/30/1999
Earnings Growth                         (36.76%)      (36.52%)          (5.22%)            N/A            (1.34%)    8/29/1996
Fundamental Growth                      (34.82%)      (24.75%)            N/A              N/A           (11.95%)    8/30/1999
-----------------------------------------------------------------------------------------------------------------------------------

                                         For the
                                         1 Year        For the          For the          For the           From
                                         Period     3 Year Period    5 Year Period    10 Year Period   Inception in     Date of
                                          Ended         Ended            Ended            Ended         Account to     Inception
     Variable Investment Option*        12/31/02      12/31/02         12/31/02          12/31/02        12/31/02     in Account**
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE CONTRACTS -
 CONTINUED:
Small/Mid Cap CORE                      (20.81%)       (6.16%)            N/A              N/A            (2.53%)    4/30/1998
Small/Mid Cap Growth                    (26.32%)       (6.37%)          (2.00%)            N/A             1.04%     8/29/1996
Small Cap Value                         (12.67%)       11.77%             N/A              N/A            12.08%     8/30/1999
Small Cap Growth                        (34.51%)      (23.54%)          (2.92%)            N/A            (0.96%)    8/29/1996
Small Cap Emerging Growth               (32.89%)      (16.41%)         (12.07%)            N/A            (5.29%)    8/29/1996
AIM V.I. Premier Equity                 (34.80%)      (21.50%)            N/A              N/A           (15.69%)    8/1/1999
AIM V.I. Capital Development               N/A           N/A              N/A              N/A           (30.09%)    4/30/2002
Fidelity VIP Contrafund                 (15.45%)      (11.78%)            N/A              N/A            (7.19%)    8/1/1999
MFS Investors Growth Stock              (32.26%)      (21.74%)            N/A              N/A           (14.53%)    8/1/1999
MFS Research                            (29.48%)      (19.32%)            N/A              N/A           (13.36%)    8/1/1999
International Equity Index              (20.80%)      (19.67%)          (4.11%)            N/A            (3.37%)    8/29/1996
International Opportunities             (23.61%)      (20.50%)          (5.04%)            N/A            (2.89%)    8/29/1996
Overseas Equity                         (12.57%)       (9.61%)          (1.92%)            N/A            (0.28%)    8/29/1996
Fidelity VIP Overseas Equity            (25.59%)      (22.18%)            N/A              N/A           (13.90%)    8/1/1999
Emerging Markets Equity                 (12.95%)      (20.59%)            N/A              N/A            (9.21%)    4/30/1998
Janus Aspen Worldwide Growth            (30.57%)         N/A              N/A              N/A           (28.58%)    11/1/2000
Real Estate Equity                       (5.44%)        9.76%            1.29%             N/A             6.46%     8/29/1996
Health Sciences                         (25.27%)         N/A              N/A              N/A           (17.33%)    4/27/2001
Financial Industries                    (24.77%)       (7.84%)          (3.27%)            N/A             2.25%     4/29/1997
Managed                                 (18.99%)       (7.89%)           0.35%             N/A             4.13%     8/29/1996
Short-Term Bond                          (1.44%)        4.60%            4.35%             N/A             4.72%     8/29/1996
Bond Index                                2.54%         7.22%             N/A              N/A             5.29%     4/30/1998
Active Bond                               0.02%         5.76%            4.69%             N/A             5.91%     8/29/1996
High Yield Bond                         (10.88%)       (6.94%)            N/A              N/A            (4.37%)    4/30/1998
Global Bond                              11.24%         6.85%            5.24%             N/A             6.25%     8/29/1996
Brandes International Equity            (20.91%)         N/A              N/A              N/A           (11.41%)    6/1/2000
Turner Core Growth                      (31.32%)         N/A              N/A              N/A           (26.21%)    6/1/2000
Frontier Capital Appreciation           (30.17%)         N/A              N/A              N/A           (15.57%)    6/1/2000
Business Opportunity Value                 N/A           N/A              N/A              N/A           (27.00%)    4/30/2002
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II CONTRACTS:
Because no Revolution Value II contracts to which this SAI applies had been issued at December 31, 2002, no return figures at the Account level have been calculated.
-----------------------------------------------------------------------------------------------------------------------------------
WEALTH BUILDER CONTRACTS:
AllianceBernstein Growth & Income
                                        (27.37%)         N/A              N/A              N/A           (21.29%)    10/22/2001
Lord Abbett Growth & Income             (23.44%)         N/A              N/A              N/A           (14.56%)    10/22/2001
Growth and Income                       (27.31%)      (19.03%)          (4.48%)            N/A             2.13%     8/29/1996
MFS Research                            (29.65%)         N/A              N/A              N/A           (22.04%)    10/22/2001
Putnam Investors                        (28.86%)         N/A              N/A              N/A           (22.18%)    10/22/2001
-----------------------------------------------------------------------------------------------------------------------------------

                                         For the
                                         1 Year        For the          For the          For the           From
                                         Period     3 Year Period    5 Year Period    10 Year Period   Inception in     Date of
                                          Ended         Ended            Ended            Ended         Account to     Inception
     Variable Investment Option*        12/31/02      12/31/02         12/31/02          12/31/02        12/31/02     in Account**
-----------------------------------------------------------------------------------------------------------------------------------
WEALTH BUILDER CONTRACTS - CONTINUED:
Fidelity VIP Growth                     (34.83%)         N/A              N/A              N/A           (26.19%)    10/22/2001
Oppenheimer Capital Apprec              (31.85%)         N/A              N/A              N/A           (23.34%)    10/22/2001
AllianceBernstein  Premier Growth       (35.33%)         N/A              N/A              N/A           (26.49%)    10/22/2001
Franklin Mutual Shares                  (17.67%)         N/A              N/A              N/A           (11.58%)    10/22/2001
Lord Abbett Mid Cap Value               (15.79%)         N/A              N/A              N/A            (8.89%)    10/22/2001
Dreyfus Mid Cap Stock                   (18.44%)         N/A              N/A              N/A            (8.85%)    10/22/2001
MFS Mid Cap Growth                      (47.04%)         N/A              N/A              N/A           (36.82%)    10/22/2001
Putnam Vista                            (35.12%)         N/A              N/A              N/A           (23.04%)    10/22/2001
Delaware VIP Small Cap Val              (12.01%)         N/A              N/A              N/A            (2.96%)    10/22/2001
Dreyfus Emerging Leaders                (25.31%)         N/A              N/A              N/A           (14.10%)    10/22/2001
Delaware VIP Trend                      (25.33%)         N/A              N/A              N/A           (13.17%)    10/22/2001
Franklin Small Cap                      (33.17%)         N/A              N/A              N/A           (20.67%)    10/22/2001
MFS New Discovery                       (36.23%)         N/A              N/A              N/A           (21.41%)    10/22/2001
Fidelity VIP Overseas                   (25.70%)         N/A              N/A              N/A           (19.48%)    10/22/2001
Putnam International Equity             (23.10%)         N/A              N/A              N/A           (16.13%)    10/22/2001
Active Bond                               0.02%         5.76%            4.69%             N/A             5.91%     8/29/1996
Franklin US Government                    2.36%          N/A              N/A              N/A             1.13%     10/22/2001
Putnam American Government Inc            1.53%          N/A              N/A              N/A             0.36%     10/22/2001
-----------------------------------------------------------------------------------------------------------------------------------
WEALTH BUILDER II CONTRACTS:
Because no Wealth Builder II contracts to which this SAI applies had been issued at December 31, 2002,  no return figures at the Account level have been calculated.
-----------------------------------------------------------------------------------------------------------------------------------

  * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.

 ** or since the inception of a predecessor to the applicable fund.

Yield

     We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC: LOGO where: a = net investment income earned during the period by the fund whose shares are owned by the variable investment option
       b = expenses accrued for the period (net of any reimbursements)
       c = the average daily number of accumulation units outstanding during the period
       d = the offering price per accumulation unit on the last day of the period


     According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Neither the withdrawal charge nor any charges for premium taxes or optional rider benefits are reflected in the calculation.

"Non-Standardized" Performance

     We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, withdrawal charge or charges for optional rider benefits described in the prospectus.

     The following table shows Account level "non-standardized" average total return for the variable investment options, except the money market variable investment options, that were available on December 31, 2002. The table shows values for one, three, five and ten year periods, or fractional period thereof starting on the date a fund commenced operations. The table also shows values from the date of inception of a Fund. Returns of less than 1 year are not annualized. Each of the periods shown ended December 31, 2002.

     Although the contracts did not exist during all the periods shown, we have adjusted the returns of the variable investment options by the contracts' asset-based charge.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                     For the         For the         For the          For the         From
                                  1 Year Period   3 Year Period   5 Year Period   10 Year Period    Inception     Date of
                                      Ended           Ended           Ended            Ended       of Fund to    Inception
  Variable Investment Option*        12/31/02        12/31/02        12/31/02        12/31/02       12/31/02     of Fund**
----------------------------------------------------------------------------------------------------------------------------
        Table of Non-Standardized Performance for Contracts With Initial Premiums Payments of Less Than $250,000
DECLARATION CONTRACTS:
Equity Index                         (23.27%)        (15.72%)         (1.92%)            N/A          4.58%     4/30/1996
Growth and Income                    (23.16%)        (18.02%)         (4.05%)           6.06%         8.25%     3/28/1986
Fundamental Growth                   (31.15%)        (23.85%)           N/A              N/A        (10.94%)    8/30/1999
Small Cap Growth                     (30.82%)        (22.61%)         (2.49%)            N/A         (0.28%)    4/30/1996
International Opportunities          (19.23%)        (19.52%)         (4.62%)            N/A         (2.56%)    4/30/1996
Financial Industries                 (20.46%)         (6.64%)         (2.84%)            N/A          2.64%     4/29/1997
Active Bond                            5.91%           7.03%           5.10%            5.94%         6.64%     3/28/1986
----------------------------------------------------------------------------------------------------------------------------

                                      For the
                                      1 Year         For the         For the         For the          From
                                      Period      3 Year Period   5 Year Period   10 Year Period  Inception in    Date of
                                       Ended          Ended           Ended           Ended        Account to    Inception
     Variable Investment Option*     12/31/02       12/31/02        12/31/02         12/31/02       12/31/02    in Account**
------------------------------------------------------------------------------------------------------------------------------
        Table of Non-Standardized Performance for Contracts With Initial Premiums Payments of $250,000 or More
DECLARATION CONTRACTS:
Equity Index                         (23.07%)        (15.50%)         (1.67%)            N/A          4.85%     4/30/1996
Growth and Income                    (22.96%)        (17.81%)         (3.81%)           6.33%         8.52%     3/28/1986
Fundamental Growth                   (30.98%)        (23.66%)           N/A              N/A        (10.72%)    8/30/1999
Small Cap Growth                     (30.65%)        (22.41%)         (2.25%)            N/A         (0.03%)    4/30/1996
International Opportunities          (19.04%)        (19.32%)         (4.38%)            N/A         (2.32%)    4/30/1996
Financial Industries                 (20.27%)         (6.41%)         (2.60%)            N/A          2.90%     4/29/1997
Active Bond                            6.18%           7.30%           5.36%            6.21%         6.93%     3/28/1986
------------------------------------------------------------------------------------------------------------------------------
        Table of Non-Standardized Performance for Contracts With Initial Premiums Payments of Less Than $250,000
PATRIOT CONTRACTS:
Growth and Income                    (23.16%)        (18.02%)         (4.05%)           6.06%         8.25%     3/28/1986
Fundamental Growth                   (31.15%)        (23.85%)           N/A              N/A        (10.94%)    8/30/1999
Small Cap Growth                     (30.82%)        (22.61%)         (2.49%)            N/A         (0.28%)    4/30/1996
Financial Industries                 (20.46%)         (6.64%)         (2.84%)            N/A          2.64%     4/29/1997
Active Bond                            5.91%           7.03%           5.10%            5.94%         6.64%     3/28/1986
------------------------------------------------------------------------------------------------------------------------------
        Table of Non-Standardized Performance for Contracts With Initial Premiums Payments of $250,000 or More
PATRIOT CONTRACTS:
Growth and Income                    (22.96%)        (17.81%)         (3.81%)           6.33%         8.52%     3/28/1986
Fundamental Growth                   (30.98%)        (23.66%)           N/A              N/A        (10.72%)    8/30/1999
Small Cap Growth                     (30.65%)        (22.41%)         (2.25%)            N/A         (0.03%)    4/30/1996
Financial Industries                 (20.27%)         (6.41%)         (2.60%)            N/A          2.90%     4/29/1997
Active Bond                            6.18%           7.30%           5.36%            6.21%         6.93%     3/28/1986
------------------------------------------------------------------------------------------------------------------------------
REVOLUTION ACCESS CONTRACTS:
Equity Index                         (23.27%)        (15.72%)         (1.92%)            N/A          4.58%     4/30/1996
Large Cap Value                      (14.32%)         (1.49%)          1.02%             N/A          6.35%     4/30/1996
Large Cap Value CORE                 (19.22%)         (7.60%)           N/A              N/A         (5.99%)    8/30/1999
Large Cap Growth                     (28.72%)        (22.19%)         (4.49%)           5.54%         2.03%     3/28/1986
Large Cap Aggressive Growth          (32.22%)        (22.89%)           N/A              N/A        (16.47%)    8/30/1999
Growth and Income                    (23.16%)        (18.02%)         (4.05%)           6.06%         8.25%     8/28/1986
Fundamental Value                    (18.44%)         (5.67%)           N/A              N/A         (3.92%)    8/30/1999
Earnings Growth                      (33.22%)        (35.86%)         (4.80%)            N/A         (1.26%)    4/30/1996
Fundamental Growth                   (31.15%)        (23.85%)           N/A              N/A        (10.94%)    8/30/1999
Small/Mid Cap CORE                   (16.25%)         (4.93%)           N/A              N/A         (1.89%)    4/30/1998
Small/Mid Cap Growth                 (22.11%)         (5.14%)         (1.56%)            N/A          5.79%     5/5/1994
Small Cap Value                       (7.59%)         12.92%            N/A              N/A         13.07%     8/30/1999
Small Cap Growth                     (30.82%)        (22.61%)         (2.49%)            N/A         (0.28%)    4/30/1996
Small Cap Emerging Growth            (29.10%)        (15.35%)        (11.69%)            N/A         (4.62%)    4/30/1996
AIM V.I. Premier Equity              (31.13%)        (20.54%)         (3.40%)            N/A          6.51%     5/5/1993
AIM V.I. Capital Development         (22.30%)         (8.01%)           N/A              N/A         (1.69%)    5/1/1998
Fidelity VIP Contrafund              (10.55%)        (10.64%)          2.33%             N/A         10.81%     1/3/1995
----------------------------------------------------------------------------------------------------------------------------

                                      For the
                                      1 Year          For the         For the         For the          From
                                      Period      3 Year Period   5 Year Period   10 Year Period  Inception in   Date of
                                       Ended           Ended           Ended           Ended        Account to   Inception
     Variable Investment Option*     12/31/02        12/31/02        12/31/02         12/31/02       12/31/02   in Account**
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION ACCESS CONTRACTS -
  CONTINUED:
MFS Investors Growth Stock           (28.43%)        (20.78%)           N/A              N/A         (9.63%)     5/3/1999
MFS Research                         (25.47%)        (18.32%)         (4.02%)            N/A          3.47%     7/26/1995
International Equity Index           (16.24%)        (18.67%)         (3.68%)           0.79%         2.11%      5/5/1988
International Opportunities          (19.23%)        (19.52%)         (4.62%)            N/A         (2.56%)    4/30/1996
Overseas Equity                       (7.48%)         (8.44%)         (1.48%)            N/A         (0.06%)    4/30/1996
Fidelity VIP Overseas Equity         (21.33%)        (21.23%)         (5.23%)           3.34%         2.91%     1/28/1987
Emerging Markets Equity               (7.89%)        (19.61%)           N/A              N/A         (8.63%)    4/30/1998
Janus Aspen Worldwide Growth         (26.63%)        (22.48%)           N/A              N/A        (22.48%)   12/31/1999
Real Estate Equity                     0.10%          10.94%           1.75%            8.03%         7.12%     5/16/1988
Health Sciences                      (20.99%)           N/A             N/A              N/A        (14.54%)    4/27/2001
Financial Industries                 (20.46%)         (6.64%)         (2.84%)            N/A          2.64%     4/29/1997
Managed                              (14.31%)         (6.69%)          0.80%            5.95%         7.19%     8/28/1986
Short-Term Bond                        4.36%           5.90%           4.77%             N/A          4.68%      5/1/1994
Bond Index                             8.59%           8.46%            N/A              N/A          5.89%     4/30/1998
Active Bond                            5.91%           7.03%           5.10%            5.94%         6.64%      6/2/1980
High Yield Bond                       (5.69%)         (5.72%)           N/A              N/A         (3.74%)    4/30/1998
Global Bond                           17.38%           8.10%           5.65%             N/A          6.27%     4/30/1996
Brandes International Equity         (16.36%)         (9.28%)          4.47%             N/A          3.08%      1/8/1996
Turner Core Growth                   (27.43%)        (21.66%)         (2.40%)            N/A          4.19%      1/8/1996
Frontier Capital Appreciation        (26.21%)         (8.44%)          1.91%             N/A          7.36%      1/8/1996
Business Opportunity Value              N/A             N/A             N/A              N/A        (21.89%)     2/1/2002
----------------------------------------------------------------------------------------------------------------------------
REVOLUTION CONTRACTS:
Because no Revolution contracts to which this SAI applies had been issued at December 31, 2002,  no return figures at the Account level have been calculated.
----------------------------------------------------------------------------------------------------------------------------
REVOLUTION EXTRA CONTRACTS:
Equity Index                         (23.27%)        (15.72%)         (1.92%)            N/A          4.58%     4/30/1996
Large Cap Value                      (14.32%)         (1.49%)          1.02%             N/A          6.35%     4/30/1996
Large Cap Value CORE                 (19.22%)         (7.60%)           N/A              N/A         (5.99%)    8/30/1999
Large Cap Growth                     (28.72%)        (22.19%)         (4.49%)           5.54%         2.03%     3/28/1986
Large Cap Aggressive Growth          (32.22%)        (22.89%)           N/A              N/A        (16.47%)    8/30/1999
Growth and Income                    (23.16%)        (18.02%)         (4.05%)           6.06%         8.25%     8/28/1986
Fundamental Value                    (18.44%)         (5.67%)           N/A              N/A         (3.92%)    8/30/1999
Earnings Growth                      (33.22%)        (35.86%)         (4.80%)            N/A         (1.26%)    4/30/1996
Fundamental Growth                   (31.15%)        (23.85%)           N/A              N/A        (10.94%)    8/30/1999
Small/Mid Cap CORE                   (16.25%)         (4.93%)           N/A              N/A         (1.89%)    4/30/1998
Small/Mid Cap Growth                 (22.11%)         (5.14%)         (1.56%)            N/A          5.79%      5/5/1994
Small Cap Value                       (7.59%)         12.92%            N/A              N/A         13.07%     8/30/1999
Small Cap Growth                     (30.82%)        (22.61%)         (2.49%)            N/A         (0.28%)    4/30/1996
Small Cap Emerging Growth            (29.10%)        (15.35%)        (11.69%)            N/A         (4.62%)    4/30/1996
AIM V.I. Premier Equity              (31.13%)        (20.54%)         (3.40%)            N/A          6.51%      5/5/1993
AIM V.I. Capital Development         (22.30%)         (8.01%)           N/A              N/A         (1.69%)     5/1/1998
----------------------------------------------------------------------------------------------------------------------------

                                      For the
                                      1 Year        For the          For the          For the           From
                                      Period     3 Year Period    5 Year Period    10 Year Period   Inception in     Date of
                                       Ended         Ended            Ended            Ended         Account to     Inception
     Variable Investment Option*     12/31/02      12/31/02         12/31/02          12/31/02        12/31/02     in Account**
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION EXTRA CONTRACTS -
 CONTINUED:
Fidelity VIP Contrafund              (10.55%)        (10.64%)          2.33%             N/A         10.81%     1/3/1995
MFS Investors Growth Stock           (28.43%)        (20.78%)           N/A              N/A         (9.63%)    5/3/1999
MFS Research                         (25.47%)        (18.32%)         (4.02%)            N/A          3.47%     7/26/1995
International Equity Index           (16.24%)        (18.67%)         (3.68%)                         2.11%     5/5/1988
International Opportunities          (19.23%)        (19.52%)         (4.62%)            N/A         (2.56%)    4/30/1996
Overseas Equity                       (7.48%)         (8.44%)         (1.48%)            N/A         (0.06%)    4/30/1996
Fidelity VIP Overseas Equity         (21.33%)        (21.23%)         (5.23%)           3.34%         2.91%     1/28/1987
Emerging Markets Equity               (7.89%)        (19.61%)           N/A              N/A         (8.63%)    4/30/1998
Janus Aspen Worldwide Growth         (26.63%)        (22.48%)           N/A              N/A        (22.48%)    12/31/1999
Real Estate Equity                     0.10%          10.94%           1.75%            8.03%         7.12%     5/16/1988
Health Sciences                      (20.99%)           N/A             N/A              N/A        (14.54%)    4/27/2001
Financial Industries                 (20.46%)         (6.64%)         (2.84%)            N/A          2.64%     4/29/1997
Managed                              (14.31%)         (6.69%)          0.80%            5.95%         7.19%     8/28/1986
Short-Term Bond                        4.36%           5.90%           4.77%             N/A          4.68%     5/1/1994
Bond Index                             8.59%           8.46%            N/A              N/A          5.89%     4/30/1998
Active Bond                            5.91%           7.03%           5.10%            5.94%         6.64%     6/2/1980
High Yield Bond                       (5.69%)         (5.72%)           N/A              N/A         (3.74%)    4/30/1998
Global Bond                           17.38%           8.10%           5.65%             N/A          6.27%     4/30/1996
Brandes International Equity         (16.36%)         (9.28%)          4.47%             N/A          3.08%     1/8/1996
Turner Core Growth                   (27.43%)        (21.66%)         (2.40%)            N/A          4.19%     1/8/1996
Frontier Capital Appreciation        (26.21%)         (8.44%)          1.91%             N/A          7.36%     1/8/1996
Business Opportunity Value              N/A             N/A             N/A              N/A        (21.89%)    2/1/2002
----------------------------------------------------------------------------------------------------------------------------
REVOLUTION EXTRA II CONTRACTS:
Because no Revolution Extra II contracts to which this SAI applies had been issued at December 31, 2002, no return figures at the Account level have been calculated.
---------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE CONTRACTS:
Equity Index                         (23.27%)        (15.72%)         (1.92%)            N/A          4.58%     4/30/1996
Large Cap Value                      (14.32%)         (1.49%)          1.02%             N/A          6.35%     4/30/1996
Large Cap Value CORE                 (19.22%)         (7.60%)           N/A              N/A         (5.99%)    8/30/1999
Large Cap Growth                     (28.72%)        (22.19%)         (4.49%)           5.54%         2.03%     3/28/1986
Large Cap Aggressive Growth          (32.22%)        (22.89%)           N/A              N/A        (16.47%)    8/30/1999
Growth and Income                    (23.16%)        (18.02%)         (4.05%)           6.06%         8.25%     8/28/1986
Fundamental Value                    (18.44%)         (5.67%)           N/A              N/A         (3.92%)    8/30/1999
Earnings Growth                      (33.22%)        (35.86%)         (4.80%)            N/A         (1.26%)    4/30/1996
Fundamental Growth                   (31.15%)        (23.85%)           N/A              N/A        (10.94%)    8/30/1999
Small/Mid Cap CORE                   (16.25%)         (4.93%)           N/A              N/A         (1.89%)    4/30/1998
Small/Mid Cap Growth                 (22.11%)         (5.14%)         (1.56%)            N/A          5.79%     5/5/1994
Small Cap Value                       (7.59%)         12.92%            N/A              N/A         13.07%     8/30/1999
----------------------------------------------------------------------------------------------------------------------------

                                      For the
                                      1 Year        For the          For the          For the          From
                                      Period     3 Year Period    5 Year Period    10 Year Period  Inception in   Date of
                                       Ended         Ended            Ended            Ended        Account to   Inception
     Variable Investment Option*     12/31/02      12/31/02         12/31/02          12/31/02       12/31/02   in Account**
-----------------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE CONTRACTS -
 CONTINUED:
Small Cap Growth                     (30.82%)        (22.61%)         (2.49%)            N/A         (0.28%)    4/30/1996
Small Cap Emerging Growth            (29.10%)        (15.35%)        (11.69%)            N/A         (4.62%)    4/30/1996
AIM V.I. Premier Equity              (31.13%)        (20.54%)         (3.40%)            N/A          6.51%     5/5/1993
AIM V.I. Capital Development         (22.30%)         (8.01%)           N/A              N/A         (1.69%)    5/1/1998
Fidelity VIP Contrafund              (10.55%)        (10.64%)          2.33%             N/A         10.81%     1/3/1995
MFS Investors Growth Stock           (28.43%)        (20.78%)           N/A              N/A         (9.63%)    5/3/1999
MFS Research                         (25.47%)        (18.32%)         (4.02%)            N/A          3.47%     7/26/1995
International Equity Index           (16.24%)        (18.67%)         (3.68%)           0.79%         2.11%     5/5/1988
International Opportunities          (19.23%)        (19.52%)         (4.62%)            N/A         (2.56%)    4/30/1996
Overseas Equity                       (7.48%)         (8.44%)         (1.48%)            N/A         (0.06%)    4/30/1996
Fidelity VIP Overseas Equity         (21.33%)        (21.23%)         (5.23%)           3.34%         2.91%     1/28/1987
Emerging Markets Equity               (7.89%)        (19.61%)           N/A              N/A         (8.63%)    4/30/1998
Janus Aspen Worldwide Growth         (26.63%)        (22.48%)           N/A              N/A        (22.48%)    12/31/1999
Real Estate Equity                     0.10%          10.94%           1.75%            8.03%         7.12%     5/16/1988
Health Sciences                      (20.99%)           N/A             N/A              N/A        (14.54%)    4/27/2001
Financial Industries                 (20.46%)         (6.64%)         (2.84%)            N/A          2.64%     4/29/1997
Managed                              (14.31%)         (6.69%)          0.80%            5.95%         7.19%     8/28/1986
Short-Term Bond                        4.36%           5.90%           4.77%             N/A          4.68%     5/1/1994
Bond Index                             8.59%           8.46%            N/A              N/A          5.89%     4/30/1998
Active Bond                            5.91%           7.03%           5.10%            5.94%         6.64%     6/2/1980
High Yield Bond                       (5.69%)         (5.72%)           N/A              N/A         (3.74%)    4/30/1998
Global Bond                           17.38%           8.10%           5.65%             N/A          6.27%     4/30/1996
Brandes International Equity         (16.36%)         (9.28%)          4.47%             N/A          3.08%     1/8/1996
Turner Core Growth                   (27.43%)        (21.66%)         (2.40%)            N/A          4.19%     1/8/1996
Frontier Capital Appreciation        (26.21%)         (8.44%)          1.91%             N/A          7.36%     1/8/1996
Business Opportunity Value              N/A             N/A             N/A              N/A        (21.89%)    2/1/2002
----------------------------------------------------------------------------------------------------------------------------
REVOLUTION VALUE II CONTRACTS:
Because no Revolution Value II contracts to which this SAI applies had been issued at December 31, 2002, no return figures at the Account level have been calculated.
----------------------------------------------------------------------------------------------------------------------------
WEALTH BUILDER CONTRACTS:
AllianceBernstein Growth &
 Income                              (23.23%)         (5.20%)           N/A              N/A         (4.08%)    6/1/1999
Lord Abbett Growth & Income          (19.05%)         (5.17%)          1.85%            0.89%         9.85%     12/11/1989
Growth and Income                    (23.16%)        (18.02%)         (4.05%)           6.06%         8.25%     8/28/1986
MFS Research                         (25.65%)           N/A             N/A              N/A        (22.06%)    5/1/2000
Putnam Investors                     (24.81%)        (23.42%)           N/A              N/A         (8.36%)    4/30/1998
Fidelity VIP Growth                  (31.16%)        (21.36%)         (1.93%)           0.69%         8.91%     10/9/1986
Oppenheimer Capital Apprec           (27.99%)           N/A             N/A              N/A        (14.48%)    9/17/2001
----------------------------------------------------------------------------------------------------------------------------

                                         For the
                                         1 Year        For the          For the          For the           From
                                         Period     3 Year Period    5 Year Period    10 Year Period   Inception in     Date of
                                          Ended         Ended            Ended            Ended         Account to     Inception
     Variable Investment Option*        12/31/02      12/31/02         12/31/02          12/31/02        12/31/02     in Account**
-----------------------------------------------------------------------------------------------------------------------------------
WEALTH BUILDER CONTRACTS -
 CONTINUED:
AllianceBernstein Premier Growth     (31.70%)        (22.91%)           N/A              N/A        (17.42%)    7/14/1999
Franklin Mutual Shares               (12.91%)          0.98%            N/A              N/A          2.83%     1/6/1999
Lord Abbett Mid Cap Value            (10.91%)         12.68%            N/A              N/A         10.92%     9/15/1999
Dreyfus Mid Cap Stock                (13.73%)           N/A             N/A              N/A         (9.24%)    12/29/2000
MFS Mid Cap Growth                   (44.15%)           N/A             N/A              N/A        (26.62%)    5/1/2000
Putnam Vista                         (31.47%)        (28.38%)         (9.72%)            N/A         (5.14%)    1/2/1997
Delaware VIP Small Cap Val            (6.89%)           N/A             N/A              N/A          6.97%     4/28/2000
Dreyfus Emerging Leaders             (21.04%)           N/A             N/A              N/A         (7.95%)    12/29/2000
Delaware VIP Trend                   (21.06%)           N/A             N/A              N/A        (19.92%)    4/28/2000
Franklin Small Cap                   (29.40%)        (20.75%)           N/A              N/A         (1.83%)    1/6/1999
MFS New Discovery                    (32.65%)           N/A             N/A              N/A        (18.21%)    5/1/2000
Fidelity VIP Overseas                (21.45%)        (21.42%)         (5.36%)           3.28%         2.87%     1/28/1987
Putnam International Equity          (18.69%)        (23.17%)         (3.53%)            N/A         (0.99%)    1/2/1997
Active Bond                            5.91%           7.03%           5.10%            5.94%         6.64%     6/2/1980
Franklin US Government                 8.40%           8.13%            N/A              N/A          5.44%     1/6/1999
Putnam American Government Inc         7.52%            N/A             N/A              N/A          6.92%     1/31/2000
----------------------------------------------------------------------------------------------------------------------------
WEALTH BUILDER II CONTRACTS:
Because no Wealth Builder II contracts to which this SAI applies had been issued at December 31, 2002, no return figures at the Account level have been calculated.
----------------------------------------------------------------------------------------------------------------------------

  * Absent expense reimbursements to certain funds, total return figures for the related variable investment options would have been lower.
  ** or since the inception of a predecessor to the applicable fund.

                         OTHER PERFORMANCE INFORMATION

     You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

     We also use Ibottson and Associates, CDA Weisenberger, and F.C. Towers for comparison purposes, as well as the Russell and Wilshire indexes. We may also use performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's. Such performance figures are calculated in accordance with standardized methods established by each reporting service.

                        CALCULATION OF ANNUITY PAYMENTS


CALCULATION OF ANNUITY UNITS

     We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

     The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

     To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

     For each variable investment option, we THEN divide:

                      -------------------------------------
                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000
                      -------------------------------------

and multiply the result by

                      -------------------------------------
                      the applicable annuity purchase rate
                          set forth in the contract and
                                   reflecting

                      (1) the age and, possibly, sex of the
                          payee and

                      (2) the assumed investment rate
                          (discussed below)
                      -------------------------------------

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                      -------------------------------------
                        the amount of the initial monthly
                       variable annuity payment from that
                            variable annuity option

                                       by

                         the annuity unit value of that
                        variable investment option as of
                       10 calendar days prior to the date
                           the initial payment is due
                      -------------------------------------

     For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                          4000.000 x 12.000000 x 5.47
                          ---------------------------
                                     1,000

     If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES

     The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

     We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

     The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

     The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

              ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

     The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE

     For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

(2) for each calendar day in the period, a deduction of 0.003425% or 0.003151% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES

     We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

HYPOTHETICAL EXAMPLES ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES

     Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $137.00 assuming a one day period. The $137.00 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003425. By substituting in the first formula above, the net investment rate is equal to $3863.00 ($2000 + $3000 - $1000 - $137.00)
divided by $4,000,000 or 0.0009658.

     Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be $11.250000 x (1 + .0009658) or $11.260865. The value of an annuity unit at the end of the period would be $1.0850000 x (1 + .0009658) x .999905754 or
$1.085946. The final figure, .999905754, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                    PURCHASES AND REDEMPTIONS OF FUND SHARES


     John Hancock purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Trusts, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Trust share for each fund determined on that same date.

                                  THE ACCOUNT

     In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by John Hancock to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

                           DELAY OF CERTAIN PAYMENTS

      Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(2)  when trading on that Exchange is restricted;

(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

(4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

     We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

     We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                       LIABILITY FOR TELEPHONE TRANSFERS


     If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

..    requiring personal identification,

..    tape recording calls, and

..    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                                VOTING PRIVILEGES

     Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                      -------------------------------------
                      the total value of your accumulation
                      units value in a variable investment
                                     option

                                   divided by

                      the net asset value of 1 share of the
                               corresponding fund
                      -------------------------------------

     At a shareholders' meeting, you may give instructions regarding:

     (1) the election of a Board of Trustees,

     (2) the ratification of the selection of independent auditors,

     (3) the approval of a Series Fund's investment management agreements,

     (4) and other matters requiring a vote under the 1940 Act.

     The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

     We will furnish you information and forms so that you may give voting instructions.

     We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

     We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

               Report of Ernst & Young LLP, Independent Auditors


To the Contract Owners of
John Hancock Variable Annuity Account H of
  John Hancock Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account H (the Account) (comprising of, respectively, the V.A. Relative Value, V.A. Financial Industries, V.A. Strategic Income, V.A. Sovereign Investors, V.A. Technology, Fundamental Growth, Small Cap Growth, Global Balanced, Large Cap Value CORE, Fundamental Value (formerly Large/Mid Cap Value), Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Short-Term Bond, Equity Index, High Yield Bond, Multi Cap Growth (formerly Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Small Cap Equity, Global Bond, AIM V.I. Growth, AIM V.I. Premier Equity (formerly AIM V.I. Value), MFS Growth Series, MFS New Discovery Series, MFS Research Series, Fidelity VIP II Contrafund, Fidelity VIP Growth, Fidelity VIP II Overseas Equity, Templeton International, Templeton Development Market, Janus Aspen Worldwide Growth, Brandes International Equity, Clifton Enhanced US Equity, Frontier Capital Appreciation, Turner Core Growth, Active Bond, Emerging Markets Equity, Health Sciences, International Opportunities, Large Cap Growth , Large Cap Value, Money Market , Alliance Growth & Income, Alliance Premier Growth, Delaware Small Value, Delaware Trend, Dreyfus Emerging Leaders, Dreyfus Mid Cap Stock, Fidelity VIP Growth, Fidelity VIP Overseas, Franklin Mutual Shares, Franklin Small Cap, Franklin US Government II, HSBC Fixed Income, HSBC Growth & Income, HSBC Cash Management, Lord Abbett Growth & Income, Lord Abbett Mid Cap Value, MFS Mid Cap Growth, MFS New Discovery Series SC, MFS Research Series SC, Oppenheimer Capital Appreciation, Putnam American Government, Putnam International Growth, Putnam Investors, Putnam Vista, International Equity Index, AIM V.I. Capital Development Series, and M Fund Business Opportunity Value Subaccounts) as of December 31, 2002, and the related statement of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account H at December 31, 2002, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2003

                    John Hancock Variable Annuity Account H

                      Statement of Assets and Liabilities

                               December 31, 2002


                        V.A. RELATIVE  V.A. FINANCIAL  V.A. STRATEGIC  V.A. SOVEREIGN      V.A.
                            VALUE        INDUSTRIES        INCOME        INVESTORS      TECHNOLOGY
                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                        -------------  --------------  --------------  --------------   ----------
ASSETS
Investment in shares
 of portfolios of:
John Hancock,
 Declaration Trust, at
 value. . . . . . . .    $22,084,936    $35,447,401     $54,172,723     $26,504,641     $9,828,097
Receivable from
 portfolio/JHLICO . .             --             --           9,697              --             --
                         -----------    -----------     -----------     -----------     ----------
Total assets. . . . .     22,084,936     35,447,401      54,182,420      26,504,641      9,828,097
LIABILITIES
Payable to
 portfolio/JHLICO . .             --             --              --              --             --
                         -----------    -----------     -----------     -----------     ----------
Total liabilities . .             --             --              --              --             --
                         -----------    -----------     -----------     -----------     ----------
                         $22,084,936    $35,447,401     $54,182,420     $26,504,641     $9,828,097
                         ===========    ===========     ===========     ===========     ==========
NET ASSETS:
Contracts in
 accumulation . . . .    $22,084,936    $35,409,895     $54,182,420     $26,504,641     $9,828,097
Contracts in payout
 (annuitization). . .             --         37,506              --              --             --
                         -----------    -----------     -----------     -----------     ----------
Total net assets. . .    $22,084,936    $35,447,401     $54,182,420     $26,504,641     $9,828,097
                         ===========    ===========     ===========     ===========     ==========
Units outstanding . .      3,954,041      3,056,532       3,897,727       2,292,597      4,653,094
                         ===========    ===========     ===========     ===========     ==========
Unit value (in
 accumulation). . . .    $      5.59    $     11.60     $     13.90     $     11.56     $     2.11
                         ===========    ===========     ===========     ===========     ==========

                                                                    LARGE CAP
                           FUNDAMENTAL   SMALL CAP     GLOBAL         VALUE
                             GROWTH       GROWTH      BALANCED        CORE
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                           -----------  ----------   ----------    ----------
ASSETS
Investment in shares of
 portfolios of:
John Hancock Variable
 Series Trust I, at value  $12,693,147  $31,133,451    8,274,667   $27,171,385
Receivable from
 portfolio/JHLICO. . . .            --           --           --            --
                           -----------  -----------  -----------   -----------
Total assets . . . . . .    12,693,147   31,133,451    8,274,667    27,171,385
LIABILITIES
Payable to
 portfolio/JHLICO. . . .            --           --           --            --
                           -----------  -----------  -----------   -----------
Total liabilities. . . .            --           --           --            --
                           -----------  -----------  -----------   -----------
                           $12,693,147  $31,133,451   $8,274,667   $27,171,385
                           ===========  ===========  ===========   ===========
NET ASSETS:
Contracts in accumulation  $12,693,147  $31,133,451   $8,274,667   $27,171,385
Contracts in payout
 (annuitization) . . . .            --           --           --            --
                           -----------  -----------  -----------   -----------
Total net assets . . . .   $12,693,147  $31,133,451   $8,274,667   $27,171,385
                           ===========  ===========  ===========   ===========
Units outstanding. . . .     1,868,236    3,167,966      830,906     3,340,050
                           ===========  ===========  ===========   ===========
Unit value (in
 accumulation) . . . . .   $      6.79  $      9.83   $     9.96   $      8.14
                           ===========  ===========  ===========   ===========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                               December 31, 2002


                                                                   LARGE CAP
                        FUNDAMENTAL  SMALL/MID CAP      BOND      AGGRESSIVE    SMALL/MID CAP
                           VALUE        GROWTH         INDEX        GROWTH          CORE
                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                        -----------  -------------   ----------   ----------    -------------
ASSETS
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I,
 at value . . . . . .   $31,743,083   $20,622,353   $106,086,823  $15,584,648    $13,189,227
Receivable from
 portfolio/JHLICO . .            --            --             --           --             --
                        -----------   -----------   ------------  -----------    -----------
Total assets. . . . .    31,743,083    20,622,353    106,086,823   15,584,648     13,189,227
LIABILITIES
Payable to
 portfolio/JHLICO . .            --            --             --           --             --
                        -----------   -----------   ------------  -----------    -----------
Total liabilities . .            --            --             --           --             --
                        -----------   -----------   ------------  -----------    -----------
                        $31,743,083   $20,622,353   $106,086,823  $15,584,648    $13,189,227
NET ASSETS:
Contracts in
 accumulation . . . .   $31,743,083   $20,622,353   $106,086,823  $15,584,648    $13,189,227
Contracts in payout
 (annuitization). . .            --            --             --           --             --
                        -----------   -----------   ------------  -----------    -----------
Total net assets. . .   $31,743,083   $20,622,353   $106,086,823  $15,584,648    $13,189,227
                        ===========   ===========   ============  ===========    ===========
Units outstanding . .     3,627,074     1,273,552      8,635,904    2,842,711      1,205,442
                        ===========   ===========   ============  ===========    ===========
Unit value (in
 accumulation). . . .   $      8.75   $     16.19   $      12.28  $      5.48    $     10.94
                        ===========   ===========   ============  ===========    ===========

                           SMALL CAP    SHORT-TERM     EQUITY      HIGH YIELD
                             VALUE         BOND         INDEX         BOND
                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                          ----------    ----------   ----------    ----------
ASSETS
Investment in shares of
 portfolios of:
John Hancock Variable
 Series Trust I, at
 value. . . . . . . . .   $68,797,502  $100,929,027  $83,434,893   $26,854,516
Receivable from
 portfolio/JHLICO . . .            --            --           --            --
                          -----------  ------------  -----------   -----------
Total assets. . . . . .    68,797,502   100,929,027   83,434,893    26,854,516
LIABILITIES
Payable to
 portfolio/JHLICO . . .            --            --           --            --
                          -----------  ------------  -----------   -----------
Total liabilities . . .            --            --           --            --
                          -----------  ------------  -----------   -----------
                          $68,797,502  $100,929,027  $83,434,893   $26,854,516
                          ===========  ============  ===========   ===========
NET ASSETS:
Contracts in
 accumulation . . . . .   $68,797,502  $100,929,027  $83,434,893   $26,854,516
Contracts in payout
 (annuitization). . . .            --            --           --            --
                          -----------  ------------  -----------   -----------
Total net assets. . . .   $68,797,502  $100,929,027  $83,434,893   $26,854,516
                          ===========  ============  ===========   ===========
Units outstanding . . .     4,564,485     6,809,099    6,192,420     3,122,336
                          ===========  ============  ===========   ===========
Unit value (in
 accumulation). . . . .   $     15.07  $      14.82  $     13.47   $      8.60
                          ===========  ============  ===========   ===========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                               December 31, 2002


                         MULTI CAP   REAL ESTATE    GROWTH &                   SMALL CAP
                          GROWTH       EQUITY        INCOME       MANAGED        EQUITY
                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        ----------   -----------   ----------    ----------    ----------
ASSETS
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $36,509,229  $33,924,029  $171,845,375  $451,353,591   $6,118,681
Receivable from
 portfolio/JHLICO . .            --           --            --            --           --
                        -----------  -----------  ------------  ------------   ----------
Total assets. . . . .    36,509,229   33,924,029   171,845,375   451,353,591    6,118,681
LIABILITIES
Payable to
 portfolio/JHLICO . .            --           --            --            --           --
                        -----------  -----------  ------------  ------------   ----------
Total liabilities . .            --           --            --            --           --
                        -----------  -----------  ------------  ------------   ----------
                        $36,509,229  $33,924,029  $171,845,375  $451,353,591   $6,118,681
                        ===========  ===========  ============  ============   ==========
NET ASSETS:
Contracts in
 accumulation . . . .   $36,509,229  $33,918,926  $171,824,452  $451,320,413   $6,118,681
Contracts in payout
 (annuitization). . .            --        5,103        20,923        33,178           --
                        -----------  -----------  ------------  ------------   ----------
Total net assets. . .   $36,509,229  $33,924,029  $171,845,375  $451,353,591   $6,118,681
                        ===========  ===========  ============  ============   ==========
Units outstanding . .    12,342,433    2,964,664    30,323,769    56,402,592    1,092,289
                        ===========  ===========  ============  ============   ==========
Unit value (in
 accumulation). . . .   $      2.96  $     11.44  $       5.67  $       8.00   $     5.60
                        ===========  ===========  ============  ============   ==========

                                                      AIM V.I.         MFS
                             GLOBAL      AIM V.I.      PREMIER       GROWTH
                              BOND        GROWTH       EQUITY        SERIES
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                           ----------   ----------   ----------    ----------
ASSETS
Investment in shares of
 portfolios of:
John Hancock Variable
 Series Trust I, at value  $26,432,920  $        --  $        --   $        --
Outside Trust, at value.            --   21,140,913   40,385,133    15,080,004
Receivable from
 portfolio/JHLICO. . . .            --           --           --            --
                           -----------  -----------  -----------   -----------
Total assets . . . . . .    26,432,920   21,140,913   40,385,133    15,080,004
LIABILITIES
Payable to
 portfolio/JHLICO. . . .            --           --           --            --
                           -----------  -----------  -----------   -----------
Total liabilities. . . .            --           --           --            --
                           -----------  -----------  -----------   -----------
                           $26,432,920  $21,140,913  $40,385,133   $15,080,004
                           ===========  ===========  ===========   ===========
NET ASSETS:
Contracts in accumulation  $26,432,920  $21,140,913  $40,359,109   $15,080,004
Contracts in payout
 (annuitization) . . . .            --           --       26,024            --
                           -----------  -----------  -----------   -----------
Total net assets . . . .   $26,432,920  $21,140,913  $40,385,133   $15,080,004
                           ===========  ===========  ===========   ===========
Units outstanding. . . .     2,184,215    4,917,387    6,842,039     2,456,209
                           ===========  ===========  ===========   ===========
Unit value (in
 accumulation) . . . . .   $     12.10  $      4.30  $      5.90   $      6.14
                           ===========  ===========  ===========   ===========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                               December 31, 2002


                          MFS NEW        MFS                                      FIDELITY VIP II
                         DISCOVERY    RESEARCH    FIDELITY VIP II  FIDELITY VIP      OVERSEAS
                          SERIES       SERIES       CONTRAFUND        GROWTH          EQUITY
                        SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                        ----------   ----------   ---------------  ------------   ---------------
ASSETS
Investment in shares
 of portfolios of:
Outside Trust, at
 value. . . . . . . .   $14,488,855  $10,150,817    $52,538,325    $49,760,819      $13,147,336
Receivable from
 portfolio/JHLICO . .            --           --             --             --               --
                        -----------  -----------    -----------    -----------      -----------
Total assets. . . . .    14,488,855   10,150,817     52,538,325     49,760,819       13,147,336
LIABILITIES
Payable to
 portfolio/JHLICO . .            --           --             --             --               --
                        -----------  -----------    -----------    -----------      -----------
Total liabilities . .            --           --             --             --               --
                        -----------  -----------    -----------    -----------      -----------
                        $14,488,855  $10,150,817    $52,538,325    $49,760,819      $13,147,336
                        ===========  ===========    ===========    ===========      ===========
NET ASSETS:
Contracts in
 accumulation . . . .   $14,488,855  $10,150,817    $52,538,325    $49,760,819      $13,147,336
Contracts in payout
 (annuitization). . .            --           --             --             --               --
                        -----------  -----------    -----------    -----------      -----------
Total net assets. . .   $14,488,855  $10,150,817    $52,538,325    $49,760,819      $13,147,336
                        ===========  ===========    ===========    ===========      ===========
Units outstanding . .     1,549,006    1,571,721      6,346,859      8,404,386        2,156,552
                        ===========  ===========    ===========    ===========      ===========
Unit value (in
 accumulation). . . .   $      9.35  $      6.46    $      8.28    $      5.92      $      6.10
                        ===========  ===========    ===========    ===========      ===========

                                        TEMPLETON   JANUS ASPEN      BRANDES
                          TEMPLETON    DEVELOPMENT   WORLDWIDE    INTERNATIONAL
                        INTERNATIONAL    MARKET       GROWTH         EQUITY
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                        -------------  -----------  -----------   -------------
ASSETS
Investment in shares
 of portfolios of:
Outside Trust, at
 value. . . . . . . .    $4,696,299    $3,125,313   $9,524,455      $110,568
Receivable from
 portfolio/JHLICO . .            --            --           --            --
                         ----------    ----------   ----------      --------
Total assets. . . . .     4,696,299     3,125,313    9,524,455       110,568
LIABILITIES
Payable to
 portfolio/JHLICO . .            --            --           --            --
                         ----------    ----------   ----------      --------
Total liabilities . .            --            --           --            --
                         ----------    ----------   ----------      --------
                         $4,696,299    $3,125,313   $9,524,455      $110,568
                         ==========    ==========   ==========      ========
NET ASSETS:
Contracts in
 accumulation . . . .    $4,696,299    $3,125,313   $9,524,455      $110,568
Contracts in payout
 (annuitization). . .            --            --           --            --
                         ----------    ----------   ----------      --------
Total net assets. . .    $4,696,299    $3,125,313   $9,524,455      $110,568
                         ==========    ==========   ==========      ========
Units outstanding . .       662,205       438,743    1,880,169        13,853
                         ==========    ==========   ==========      ========
Unit value (in
 accumulation). . . .    $     7.09    $     7.12   $     5.07      $   7.98
                         ==========    ==========   ==========      ========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                               December 31, 2002


                         CLIFTON      FRONTIER      TURNER                    EMERGING
                         ENHANCED     CAPITAL        CORE        ACTIVE       MARKETS
                        US EQUITY   APPRECIATION    GROWTH        BOND         EQUITY
                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                        ----------  ------------  ----------   ----------    ----------
ASSETS
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I, at
 value. . . . . . . .    $     --     $    --      $    --    $194,086,570   $5,174,580
Outside Trust, at
 value. . . . . . . .     143,369      41,823       27,489              --           --
Receivable from
 portfolio/JHLICO . .          --          --           --              --           --
                         --------     -------      -------    ------------   ----------
Total assets. . . . .     143,369      41,823       27,489     194,086,570    5,174,580
LIABILITIES
Payable to
 portfolio/JHLICO . .          --          --           --              --           --
                         --------     -------      -------    ------------   ----------
Total liabilities . .          --          --           --              --           --
                         --------     -------      -------    ------------   ----------
                         $143,369     $41,823      $27,489    $194,086,570   $5,174,580
                         ========     =======      =======    ============   ==========
NET ASSETS:
Contracts in
 accumulation . . . .    $143,369     $41,823      $27,489    $194,081,381   $5,174,580
Contracts in payout
 (annuitization). . .          --          --           --           5,189           --
                         --------     -------      -------    ------------   ----------
Total net assets. . .    $143,369     $41,823      $27,489    $194,086,570   $5,174,580
                         ========     =======      =======    ============   ==========
Units outstanding . .      24,682       6,193        5,868      17,616,422      570,235
                         ========     =======      =======    ============   ==========
Unit value (in
 accumulation). . . .    $   5.81     $  6.75      $  4.68    $      11.02   $     9.07
                         ========     =======      =======    ============   ==========

                            HEALTH    INTERNATIONAL   LARGE CAP     LARGE CAP
                           SCIENCES   OPPORTUNITIES    GROWTH         VALUE
                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                          ----------  -------------  ----------    ----------
ASSETS
Investment in shares of
 portfolios of:
John Hancock Variable
 Series Trust I, at
 value. . . . . . . . .   $8,673,816   $19,174,606   $30,735,728   $49,666,916
Outside Trust, at value           --            --            --            --
Receivable from
 portfolio/JHLICO . . .           --            --            --            --
                          ----------   -----------   -----------   -----------
Total assets. . . . . .    8,673,816    19,174,606    30,735,728    49,666,916
LIABILITIES
Payable to
 portfolio/JHLICO . . .           --            --            --            --
                          ----------   -----------   -----------   -----------
Total liabilities . . .           --            --            --            --
                          ----------   -----------   -----------   -----------
                          $8,673,816   $19,174,606   $30,735,728   $49,666,916
                          ==========   ===========   ===========   ===========
NET ASSETS:
Contracts in
 accumulation . . . . .   $8,673,816   $19,174,606   $30,735,728   $49,666,916
Contracts in payout
 (annuitization). . . .           --            --            --            --
                          ----------   -----------   -----------   -----------
Total net assets. . . .   $8,673,816   $19,174,606   $30,735,728   $49,666,916
                          ==========   ===========   ===========   ===========
Units outstanding . . .    1,128,027     2,851,394     5,304,985     5,095,559
                          ==========   ===========   ===========   ===========
Unit value (in
 accumulation). . . . .   $     7.69   $      6.72   $      5.79   $      9.75
                          ==========   ===========   ===========   ===========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                               December 31, 2002


                                       ALLIANCE    ALLIANCE    DELAWARE
                           MONEY       GROWTH &    PREMIER      SMALL       DELAWARE
                           MARKET       INCOME      GROWTH      VALUE        TREND
                         SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                         ----------   ----------  ----------  ----------   ----------
ASSETS
Investment in shares
 of portfolios of:
John Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $253,773,195  $       --   $     --    $     --     $    --
Outside Trust, at
 value. . . . . . . .             --   1,198,890    234,277     427,794      50,238
Receivable from
 portfolio/JHLICO . .             --          --         --          --          --
                        ------------  ----------   --------    --------     -------
Total assets. . . . .    253,773,195   1,198,890    234,277     427,794      50,238
LIABILITIES
Payable to
 portfolio/JHLICO . .             --          --         --          --          --
                        ------------  ----------   --------    --------     -------
Total liabilities . .             --          --         --          --          --
                        ------------  ----------   --------    --------     -------
                        $253,773,195  $1,198,890   $234,277    $427,794     $50,238
                        ============  ==========   ========    ========     =======
NET ASSETS:
Contracts in
 accumulation . . . .   $253,773,195  $1,198,890   $234,277    $427,794     $50,238
Contracts in payout
 (annuitization). . .             --          --         --          --          --
                        ------------  ----------   --------    --------     -------
Total net assets. . .   $253,773,195  $1,198,890   $234,277    $427,794     $50,238
                        ============  ==========   ========    ========     =======
Units outstanding . .     24,997,865     148,745     31,541      41,484       5,536
                        ============  ==========   ========    ========     =======
Unit value (in
 accumulation). . . .   $      10.15  $     8.06   $   7.43    $  10.31     $  9.07
                        ============  ==========   ========    ========     =======

                            DREYFUS     DREYFUS
                            EMERGING    MID CAP    FIDELITY VIP   FIDELITY VIP
                            LEADERS      STOCK        GROWTH        OVERSEAS
                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                           ----------  ----------  ------------   ------------
ASSETS
Investment in shares of
 portfolios of:
Outside Trust, at value.    $142,201     384,257      395,171        248,174
Receivable from
 portfolio/JHLICO. . . .          --          --           --             --
                            --------   ---------    ---------      ---------
Total assets . . . . . .     142,201     384,257      395,171        248,174
LIABILITIES
Payable to
 portfolio/JHLICO. . . .          --          --           --             --
                            --------   ---------    ---------      ---------
Total liabilities. . . .          --          --           --             --
                            --------   ---------    ---------      ---------
                            $142,201    $384,257     $395,171       $248,174
                            ========   =========    =========      =========
NET ASSETS:
Contracts in accumulation   $142,201    $384,257     $395,171       $248,174
Contracts in payout
 (annuitization) . . . .          --          --           --             --
                            --------   ---------    ---------      ---------
Total net assets . . . .    $142,201    $384,257     $395,171       $248,174
                            ========   =========    =========      =========
Units outstanding. . . .      15,899      40,067       53,046         30,295
                            ========   =========    =========      =========
Unit value (in
 accumulation) . . . . .    $   8.94    $   9.59     $   7.45       $   8.19
                            ========   =========    =========      =========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                               December 31, 2002


                         FRANKLIN                                 HSBC         HSBC
                          MUTUAL     FRANKLIN    FRANKLIN US     FIXED       GROWTH &
                          SHARES    SMALL CAP   GOVERNMENT II    INCOME       INCOME
                        SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                        ----------  ----------  -------------  ----------   ----------
ASSETS
Investment in shares
 of portfolios of:
Outside Trust, at
 value. . . . . . . .    $426,969    $227,063    $1,983,576    $1,009,467    $474,539
Receivable from
 portfolio/JHLICO . .          --          --            --            --          --
                         --------    --------    ----------    ----------    --------
Total assets. . . . .     426,969     227,063     1,983,576     1,009,467     474,539
LIABILITIES
Payable to
 portfolio/JHLICO . .          --          --            --            --          --
                         --------    --------    ----------    ----------    --------
Total liabilities . .          --          --            --            --          --
                         --------    --------    ----------    ----------    --------
                         $426,969    $227,063    $1,983,576    $1,009,467    $474,539
                         ========    ========    ==========    ==========    ========
NET ASSETS:
Contracts in
 accumulation . . . .    $426,969    $227,063    $1,983,576    $1,009,467    $474,539
Contracts in payout
 (annuitization). . .          --          --            --            --          --
                         --------    --------    ----------    ----------    --------
Total net assets. . .    $426,969    $227,063    $1,983,576    $1,009,467    $474,539
                         ========    ========    ==========    ==========    ========
Units outstanding . .      46,347      28,061       184,972        94,126      61,718
                         ========    ========    ==========    ==========    ========
Unit value (in
 accumulation). . . .    $   9.21    $   8.09    $    10.72    $    10.72    $   7.69
                         ========    ========    ==========    ==========    ========

                                HSBC     LORD ABBETT  LORD ABBETT      MFS
                                CASH      GROWTH &      MID CAP      MID CAP
                             MANAGEMENT    INCOME        VALUE        GROWTH
                             SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                             ----------  -----------  -----------   ----------
ASSETS
Investment in shares of
 portfolios of:
Outside Trust, at value. .   $1,392,089   $504,711     $305,291      $221,123
Receivable from
 portfolio/JHLICO. . . . .           --         --           --            --
                             ----------   --------     --------      --------
Total assets . . . . . . .    1,392,089    504,711      305,291       221,123
LIABILITIES
Payable to portfolio/JHLICO          --         --           --            --
                             ----------   --------     --------      --------
Total liabilities. . . . .           --         --           --            --
                             ----------   --------     --------      --------
                             $1,392,089   $504,711     $305,291      $221,123
                             ==========   ========     ========      ========
NET ASSETS:
Contracts in accumulation.   $1,392,089   $504,711     $305,291      $221,123
Contracts in payout
 (annuitization) . . . . .           --         --           --            --
                             ----------   --------     --------      --------
Total net assets . . . . .   $1,392,089   $504,711     $305,291      $221,123
                             ==========   ========     ========      ========
Units outstanding. . . . .      139,852     56,661       31,858        36,078
                             ==========   ========     ========      ========
Unit value (in
 accumulation) . . . . . .   $     9.95   $   8.91     $   9.58      $   6.13
                             ==========   ========     ========      ========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                               December 31, 2002


                         MFS NEW       MFS      OPPENHEIMER     PUTNAM        PUTNAM
                        DISCOVERY    RESEARCH     CAPITAL      AMERICAN    INTERNATIONAL
                        SERIES SC   SERIES SC   APPRECIATION  GOVERNMENT      GROWTH
                        SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                        ----------  ----------  ------------  ----------   -------------
ASSETS
Investment in shares
 of portfolios of:
Outside Trust, at
 value. . . . . . . .      76,759    $130,006     $753,294      150,522        366,156
Receivable from
 portfolio/JHLICO . .          --          --           --           --             --
                         --------    --------     --------    ---------      ---------
Total assets. . . . .      76,759     130,006      753,294      150,522        366,156
LIABILITIES
Payable to
 portfolio/JHLICO . .          --          --           --           --             --
                         --------    --------     --------    ---------      ---------
Total liabilities . .          --          --           --           --             --
                         --------    --------     --------    ---------      ---------
                          $76,759    $130,006     $753,294     $150,522       $366,156
                         ========    ========     ========    =========      =========
NET ASSETS:
Contracts in
 accumulation . . . .     $76,759    $130,006     $753,294     $150,522       $366,156
Contracts in payout
 (annuitization). . .          --          --           --           --             --
                         --------    --------     --------    ---------      ---------
Total net assets. . .     $76,759    $130,006     $753,294     $150,522       $366,156
                         ========    ========     ========    =========      =========
Units outstanding . .       9,579      16,265       96,214       14,144         42,520
                         ========    ========     ========    =========      =========
Unit value (in
 accumulation). . . .     $  8.01    $   7.99     $   7.83     $  10.64       $   8.61
                         ========    ========     ========    =========      =========

                                                                    AIM V.I.
                                                   INTERNATIONAL     CAPITAL
                             PUTNAM      PUTNAM       EQUITY       DEVELOPMENT
                           INVESTORS     VISTA         INDEX         SERIES
                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                           ----------  ----------  -------------   -----------
ASSETS
Investment in shares of
 portfolios of:
John Hancock Variable
 Series Trust I, at value   $    --     $    --     $1,142,985      $     --
Outside Trust, at value.     63,551      61,711             --       606,737
Receivable from
 portfolio/JHLICO. . . .         --          --             --            --
                            -------     -------     ----------      --------
Total assets . . . . . .     63,551      61,711      1,142,985       606,737
LIABILITIES
Payable to
 portfolio/JHLICO. . . .         --          --             --            --
                            -------     -------     ----------      --------
Total liabilities. . . .         --          --             --            --
                            -------     -------     ----------      --------
                            $63,551     $61,711     $1,142,985      $606,737
                            =======     =======     ==========      ========
NET ASSETS:
Contracts in accumulation   $63,551     $61,711     $1,142,985      $606,737
Contracts in payout
 (annuitization) . . . .         --          --             --            --
                            -------     -------     ----------      --------
Total net assets . . . .    $63,551     $61,711     $1,142,985      $606,737
                            =======     =======     ==========      ========
Units outstanding. . . .      7,998       7,865        168,854        81,453
                            =======     =======     ==========      ========
Unit value (in
 accumulation) . . . . .    $  7.95     $  7.85     $     6.77      $   7.45
                            =======     =======     ==========      ========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                               December 31, 2002


                                                              M FUND BUSINESS
                                                             OPPORTUNITY VALUE
                                                                SUBACCOUNT
                                                             -----------------
ASSETS
Investment in shares of portfolios of:
Outside Trust, at value . . . . . . . . . . . . . . . . .         $12,240
Receivable from portfolio/JHLICO. . . . . . . . . . . . .              --
                                                                  -------
Total assets. . . . . . . . . . . . . . . . . . . . . . .          12,240
LIABILITIES
Payable to portfolio/JHLICO . . . . . . . . . . . . . . .              --
                                                                  -------
Total liabilities . . . . . . . . . . . . . . . . . . . .              --
                                                                  -------
                                                                  $12,240
NET ASSETS:
Contracts in accumulation . . . . . . . . . . . . . . . .         $12,240
Contracts in payout (annuitization) . . . . . . . . . . .              --
                                                                  -------
Total net assets. . . . . . . . . . . . . . . . . . . . .         $12,240
                                                                  =======
Units outstanding . . . . . . . . . . . . . . . . . . . .           1,572
                                                                  =======
Unit value (in accumulation). . . . . . . . . . . . . . .         $  7.79
                                                                  =======



See accompanying notes.

                    John Hancock Variable Annuity Account H

                            Statement of Operations

                      For the year ended December 31, 2002


                            V.A.           V.A.          V.A.           V.A.
                          RELATIVE      FINANCIAL      STRATEGIC      SOVEREIGN
                           VALUE        INDUSTRIES      INCOME        INVESTORS
                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        -------------  -------------  ------------  -----------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $    173,814   $    395,471   $ 3,860,951    $   395,298
                        ------------   ------------   -----------    -----------
Total investment
 income . . . . . . .        173,814        395,471     3,860,951        395,298
Expenses:
 Mortality and expense
  risk. . . . . . . .        387,909        566,294       667,237        433,007
                        ------------   ------------   -----------    -----------
Net investment income
 (loss) . . . . . . .       (214,095)      (170,823)    3,193,714        (37,709)
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .     (6,234,417)    (1,931,390)   (1,151,716)    (2,737,897)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio        65,911             --            --             --
                        ------------   ------------   -----------    -----------
Realized losses . . .     (6,168,506)    (1,931,390)   (1,151,716)    (2,737,897)
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    (13,040,551)    (8,659,867)    1,333,635     (6,468,473)
                        ------------   ------------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(19,423,152)  $(10,762,080)  $ 3,375,633    $(9,244,079)
                        ============   ============   ===========    ===========

                           V.A.       FUNDAMENTAL    SMALL CAP        GLOBAL
                        TECHNOLOGY       GROWTH        GROWTH        BALANCED
                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        ------------  ------------  -------------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $        --   $        --   $         --    $ 103,097
                        -----------   -----------   ------------    ---------
Total investment
 income . . . . . . .            --            --             --      103,097
Expenses:
 Mortality and expense
  risk. . . . . . . .       154,747       214,866        491,348       99,015
                        -----------   -----------   ------------    ---------
Net investment income
 (loss) . . . . . . .      (154,747)     (214,866)      (491,348)       4,082
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .    (8,001,908)   (7,755,938)   (10,424,984)    (336,791)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio           --            --             --           --
                        -----------   -----------   ------------    ---------
Realized losses . . .    (8,001,908)   (7,755,938)   (10,424,984)    (336,791)
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .      (119,192)    1,255,701     (4,293,406)    (202,227)
                        -----------   -----------   ------------    ---------
Net decrease in net
 assets resulting from
 operations . . . . .   $(8,275,847)  $(6,715,103)  $(15,209,738)   $(534,936)
                        ===========   ===========   ============    =========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                      For the year ended December 31, 2002


                         LARGE CAP    FUNDAMENTAL   SMALL/MID CAP      BOND
                           VALUE         VALUE         GROWTH         INDEX
                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        ------------  ------------  -------------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $   386,496   $   477,764   $        --     $4,662,424
                        -----------   -----------   -----------     ----------
Total investment
 income . . . . . . .       386,496       477,764            --      4,662,434
Expenses:
 Mortality and expense
  risk. . . . . . . .       410,964       473,568       289,776      1,101,472
                        -----------   -----------   -----------     ----------
Net investment income
 (loss) . . . . . . .       (24,468)        4,196      (289,776)     3,560,962
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .    (1,603,665)   (1,938,234)   (1,435,177)       215,184
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio           --            --       253,334        161,090
                        -----------   -----------   -----------     ----------
Realized gains
 (losses) . . . . . .    (1,603,665)   (1,938,234)   (1,181,843)       376,274
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    (5,630,449)   (6,344,118)   (4,578,807)     3,449,105
                        -----------   -----------   -----------     ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(7,258,582)  $(8,278,156)  $(6,050,426)    $7,386,341
                        ===========   ===========   ===========     ==========

                         LARGE CAP
                        AGGRESSIVE    SMALL/MID CAP   SMALL CAP     SHORT-TERM
                          GROWTH          CORE          VALUE          BOND
                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        ------------  -------------  ------------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $        --   $    68,916    $   462,670    $3,510,968
                        -----------   -----------    -----------    ----------
Total investment
 income . . . . . . .            --        68,916        462,670     3,510,968
Expenses:
 Mortality and expense
  risk. . . . . . . .       259,301       175,309        957,000     1,028,389
                        -----------   -----------    -----------    ----------
Net investment income
 (loss) . . . . . . .      (259,301)     (106,393)      (494,330)    2,482,579
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .    (4,296,882)     (501,968)       204,194       321,397
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio           --            --      1,346,573        98,905
                        -----------   -----------    -----------    ----------
Realized gains
 (losses) . . . . . .    (4,296,882)     (501,968)     1,550,767       420,302
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    (3,822,434)   (2,101,770)    (8,710,544)      645,298
                        -----------   -----------    -----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(8,378,617)  $(2,710,131)   $(7,654,107)   $3,548,179
                        ===========   ===========    ===========    ==========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                      For the year ended December 31, 2002


                           EQUITY      HIGH YIELD     MULTI CAP      REAL ESTATE
                           INDEX          BOND          GROWTH          EQUITY
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        -------------  ------------  -------------  --------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $  1,365,406   $ 2,598,267   $         --    $ 1,436,491
                        ------------   -----------   ------------    -----------
Total investment
 income . . . . . . .      1,365,406     2,598,267             --      1,436,491
Expenses:
 Mortality and expense
  risk. . . . . . . .      1,244,418       330,046        568,112        380,599
                        ------------   -----------   ------------    -----------
Net investment income
 (loss) . . . . . . .        120,988     2,268,221       (568,112)     1,055,892
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .     (7,033,053)   (1,221,479)   (11,592,674)      (167,901)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio       103,089            --             --        849,175
                        ------------   -----------   ------------    -----------
Realized gains
 (losses) . . . . . .     (6,929,964)   (1,221,479)   (11,592,674)       681,274
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    (20,756,343)   (2,731,360)    (7,729,310)    (2,211,432)
                        ------------   -----------   ------------    -----------
Net decrease in net
 assets resulting from
 operations . . . . .   $(27,565,319)  $(1,684,618)  $(19,890,096)   $  (474,266)
                        ============   ===========   ============    ===========

                          GROWTH &                     SMALL CAP       GLOBAL
                           INCOME        MANAGED        EQUITY          BOND
                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        -------------  -------------  ------------  ------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $  1,569,302   $  9,448,530   $    14,169    $  971,238
                        ------------   ------------   -----------    ----------
Total investment
 income . . . . . . .      1,569,302      9,448,530        14,169       971,238
Expenses:
 Mortality and expense
  risk. . . . . . . .      2,716,238      6,684,545        95,665       199,692
                        ------------   ------------   -----------    ----------
Net investment income
 (loss) . . . . . . .     (1,146,936)     2,763,985       (81,496)      771,546
Realized gains
 (losses) on
 investments:
 Realized gains
  (losses) on sale of
  portfolio shares  .    (13,554,328)   (21,476,641)     (615,230)      263,029
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio            --             --            --       198,557
                        ------------   ------------   -----------    ----------
Realized gains
 (losses) . . . . . .    (13,554,328)   (21,476,641)     (615,230)      461,586
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .    (44,425,483)   (68,668,042)   (1,997,402)    1,445,624
                        ------------   ------------   -----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(59,126,747)  $(87,380,698)  $(2,694,128)   $2,678,756
                        ============   ============   ===========    ==========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                      For the year ended December 31, 2002


                                         AIM V.I.         MFS          MFS NEW
                          AIM V.I.       PREMIER        GROWTH        DISCOVERY
                           GROWTH         EQUITY        SERIES         SERIES
                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        -------------  -------------  ------------  --------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $         --   $    163,050   $        --    $        --
                        ------------   ------------   -----------    -----------
Total investment
 income . . . . . . .             --        163,050            --             --
Expenses:
 Mortality and expense
  risk. . . . . . . .        362,942        668,655       249,079        225,191
                        ------------   ------------   -----------    -----------
Net investment loss .       (362,942)      (505,605)     (249,079)      (225,191)
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .    (12,724,474)   (10,743,889)   (4,854,568)    (2,307,547)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio            --             --            --             --
                        ------------   ------------   -----------    -----------
Realized losses . . .    (12,724,474)   (10,743,889)   (4,854,568)    (2,307,547)
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .      1,278,129    (10,007,250)   (1,868,630)    (4,896,336)
                        ------------   ------------   -----------    -----------
Net decrease in net
 assets resulting from
 operations . . . . .   $(11,809,287)  $(21,256,744)  $(6,972,277)   $(7,429,074)
                        ============   ============   ===========    ===========

                            MFS                                        FIDELITY VIP II
                         RESEARCH     FIDELITY VIP II  FIDELITY VIP       OVERSEAS
                          SERIES        CONTRAFUND        GROWTH           EQUITY
                        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                        ------------  ---------------  -------------  -----------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $    35,790    $   411,833     $     94,022     $   110,537
                        -----------    -----------     ------------     -----------
Total investment
 income . . . . . . .        35,790        411,833           94,022         110,537
Expenses:
 Mortality and expense
  risk. . . . . . . .       158,785        712,311          796,139         193,630
                        -----------    -----------     ------------     -----------
Net investment loss .      (122,995)      (300,478)        (702,117)        (83,093)
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .    (3,485,144)    (3,713,680)     (11,890,329)     (2,982,356)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio           --             --               --              --
                        -----------    -----------     ------------     -----------
Realized losses . . .    (3,485,144)    (3,713,680)     (11,890,329)     (2,982,356)
Change in unrealized
 depreciation during
 the year . . . . . .      (309,463)    (2,470,008)     (12,089,230)       (443,784)
                        -----------    -----------     ------------     -----------
Net decrease in net
 assets resulting from
 operations . . . . .   $(3,917,602)   $(6,484,166)    $(24,681,676)    $(3,509,233)
                        ===========    ===========     ============     ===========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                      For the year ended December 31, 2002


                                        TEMPLETON   JANUS ASPEN       BRANDES
                          TEMPLETON    DEVELOPMENT   WORLDWIDE     INTERNATIONAL
                        INTERNATIONAL    MARKET        GROWTH         EQUITY
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                        -------------  -----------  ------------  --------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $    97,687    $  54,746    $    66,165      $  1,540
                        -----------    ---------    -----------      --------
Total investment
 income . . . . . . .        97,687       54,746         66,165         1,540
Expenses:
 Mortality and expense
  risk. . . . . . . .        74,186       45,326        142,675         1,433
                        -----------    ---------    -----------      --------
Net investment income
 (loss) . . . . . . .        23,501        9,420        (76,510)          107
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .    (1,218,720)    (456,864)      (881,593)       (5,494)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio           --           --             --         3,767
                        -----------    ---------    -----------      --------
Realized losses . . .    (1,218,720)    (456,864)      (881,593)       (1,727)
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . .       (42,754)     368,826     (2,632,744)      (24,004)
                        -----------    ---------    -----------      --------
Net decrease in net
 assets resulting from
 operations . . . . .   $(1,237,973)   $ (78,618)   $(3,590,847)     $(25,624)
                        ===========    =========    ===========      ========


                            CLIFTON      FRONTIER      TURNER
                            ENHANCED     CAPITAL        CORE        ACTIVE
                           US EQUITY   APPRECIATION    GROWTH        BOND
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           ----------  ------------  ----------  --------------
Investment Income:
 Distributions received
  from net investment
  income of the
  underlying portfolio .   $  5,827     $     --      $    72     $ 9,623,248
                           --------     --------      -------     -----------
Total investment income.      5,827           --           72       9,623,248
Expenses:
 Mortality and expense
  risk . . . . . . . . .      1,635          646          306       2,291,726
                           --------     --------      -------     -----------
Net investment income
 (loss). . . . . . . . .      4,192         (646)        (234)      7,331,522
Realized gains (losses)
 on investments:
 Realized losses on sale
  of portfolio shares  .       (649)      (4,201)         (38)        (30,393)
 Distributions received
  from realized capital
  gains of the underlying
  portfolio. . . . . . .         --           --           --         525,088
                           --------     --------      -------     -----------
Realized gains (losses).       (649)      (4,201)         (38)        494,695
Change in unrealized
 appreciation
 (depreciation) during
 the year. . . . . . . .    (48,380)     (15,286)      (8,266)      2,892,482
                           --------     --------      -------     -----------
Net increase (decrease)
 in net assets resulting
 from operations . . . .   $(44,837)    $(20,133)     $(8,538)    $10,718,699
                           ========     ========      =======     ===========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                      For the year ended December 31, 2002


                         EMERGING
                         MARKETS      HEALTH      INTERNATIONAL    LARGE CAP
                          EQUITY     SCIENCES     OPPORTUNITIES      GROWTH
                        SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                        ----------  ------------  -------------  ---------------
Investment Income:
 Distributions
  received from net
  investment income of
  the underlying
  portfolio . . . . .   $  13,515   $    21,265   $    61,803     $    124,881
                        ---------   -----------   -----------     ------------
Total investment
 income . . . . . . .      13,515        21,265        61,803          124,881
Expenses:
 Mortality and expense
  risk. . . . . . . .      61,037       107,376       116,215          474,465
                        ---------   -----------   -----------     ------------
Net investment loss .     (47,522)      (86,111)      (54,412)        (349,584)
Realized gains
 (losses) on
 investments:
 Realized losses on
  sale of portfolio
  shares  . . . . . .     (35,212)     (456,359)     (663,542)      (2,406,753)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio         --            --            --               --
                        ---------   -----------   -----------     ------------
Realized losses . . .     (35,212)     (456,359)     (663,542)      (2,406,753)
Change in unrealized
 depreciation during
 the year . . . . . .    (669,811)   (1,585,911)     (309,961)     (10,570,206)
                        ---------   -----------   -----------     ------------
Net decrease in net
 assets resulting from
 operations . . . . .   $(752,545)  $(2,128,381)  $(1,027,915)    $(13,326,543)
                        =========   ===========   ===========     ============

                                                        ALLIANCE     ALLIANCE
                              LARGE CAP      MONEY      GROWTH &     PREMIER
                                VALUE        MARKET      INCOME       GROWTH
                             SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                             ------------  ----------  ----------  ------------
Investment Income:
 Distributions received
  from net investment
  income of the underlying
  portfolio. . . . . . . .   $   806,641   $3,390,396  $   3,809    $     --
                             -----------   ----------  ---------    --------
Total investment income. .       806,641    3,390,396      3,809          --
Expenses:
 Mortality and expense risk      595,633    2,894,227      9,330       1,899
                             -----------   ----------  ---------    --------
Net investment income
 (loss). . . . . . . . . .       211,008      496,169     (5,521)     (1,899)
Realized gains (losses) on
 investments:
 Realized losses on sale of
  portfolio shares . . . .    (1,609,890)          --   (110,065)     (4,602)
 Distributions received
  from realized capital
  gains of the underlying
  portfolio. . . . . . . .       693,694           --     23,410          --
                             -----------   ----------  ---------    --------
Realized losses. . . . . .      (916,196)          --    (86,655)     (4,602)
Change in unrealized
 depreciation during the
 year. . . . . . . . . . .    (7,443,463)          --   (103,886)    (49,579)
                             -----------   ----------  ---------    --------
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . .   $(8,148,651)  $  496,169  $(196,062)   $(56,080)
                             ===========   ==========  =========    ========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                      For the year ended December 31, 2002


                                DELAWARE                DREYFUS      DREYFUS
                                 SMALL      DELAWARE    EMERGING     MID CAP
                                 VALUE       TREND      LEADERS       STOCK
                               SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                               ----------  ----------  ----------  ------------
Investment Income:
 Distributions received from
  net investment income of
  the underlying portfolio .   $  1,213     $    --    $     --     $    848
                               --------     -------    --------     --------
Total investment income. . .      1,213          --          --          848
Expenses:
 Mortality and expense risk.      2,949         345       1,492        3,194
                               --------     -------    --------     --------
Net investment loss. . . . .     (1,736)       (345)     (1,492)      (2,346)
Realized gains (losses) on
 investments:
 Realized gains (losses) on
  sale of portfolio shares .    (45,338)       (738)    (36,486)         714
 Distributions received from
  realized capital gains of
  the underlying portfolio .         --          --          --           --
                               --------     -------    --------     --------
Realized gains (losses). . .    (45,338)       (738)    (36,486)         714
Change in unrealized
 appreciation (depreciation)
 during the year . . . . . .     (1,767)     (4,219)      3,407      (45,394)
                               --------     -------    --------     --------
Net decrease in net assets
 resulting from operations .   $(48,841)    $(5,302)   $(34,571)    $(47,026)
                               ========     =======    ========     ========

                                                        FRANKLIN
                           FIDELITY VIP  FIDELITY VIP    MUTUAL      FRANKLIN
                              GROWTH       OVERSEAS      SHARES     SMALL CAP
                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           ------------  ------------  ----------  ------------
Investment Income:
 Distributions received
  from net investment
  income of the
  underlying portfolio .    $     70      $    366     $  1,427     $    321
                            --------      --------     --------     --------
Total investment income.          70           366        1,427          321
Expenses:
 Mortality and expense
  risk . . . . . . . . .       2,167         1,441        2,448        1,655
                            --------      --------     --------     --------
Net investment loss. . .      (2,097)       (1,075)      (1,021)      (1,334)
Realized gains (losses)
 on investments:
 Realized losses on sale
  of portfolio shares  .     (13,846)       (3,995)      (4,902)      (9,184)
 Distributions received
  from realized capital
  gains of the underlying
  portfolio. . . . . . .          --            --        3,539           --
                            --------      --------     --------     --------
Realized losses. . . . .     (13,846)       (3,995)      (1,363)      (9,184)
Change in unrealized
 depreciation during the
 year. . . . . . . . . .     (52,087)      (25,965)     (27,899)     (29,122)
                            --------      --------     --------     --------
Net decrease in net
 assets resulting from
 operations. . . . . . .    $(68,030)     $(31,035)    $(30,283)    $(39,640)
                            ========      ========     ========     ========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                      For the year ended December 31, 2002


                                                          HSBC         HSBC
                            FRANKLIN US      HSBC       GROWTH &       CASH
                            GOVERNMENT   FIXED INCOME    INCOME     MANAGEMENT
                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            -----------  ------------  ----------  ------------
Investment Income:
 Distributions received
  from net investment
  income of the underlying
  portfolio . . . . . . .     $42,139      $15,613     $  1,273      $ 1,450
                              -------      -------     --------      -------
Total investment income .      42,139       15,613        1,273        1,450
Expenses:
 Mortality and expense
  risk. . . . . . . . . .      11,727        6,749        4,015        2,671
                              -------      -------     --------      -------
Net investment income
 (loss) . . . . . . . . .      30,412        8,864       (2,742)      (1,221)
Realized gains (losses) on
 investments:
 Realized gains (losses)
  on sale of portfolio
  shares  . . . . . . . .         737        3,078      (23,014)          17
 Distributions received
  from realized capital
  gains of the underlying
  portfolio . . . . . . .          --           --           --           --
                              -------      -------     --------      -------
Realized gains (losses) .         737        3,078      (23,014)          17
Change in unrealized
 appreciation
 (depreciation) during the
 year . . . . . . . . . .      43,370       48,391      (73,336)          --
                              -------      -------     --------      -------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . .     $74,519      $60,333     $(99,092)     $(1,204)
                              =======      =======     ========      =======

                             LORD ABBETT  LORD ABBETT     MFS        MFS NEW
                              GROWTH &      MID CAP     MID CAP     DISCOVERY
                               INCOME        VALUE       GROWTH     SERIES SC
                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                             -----------  -----------  ----------  ------------
Investment Income:
 Distributions received
  from net investment
  income of the underlying
  portfolio. . . . . . . .    $  3,022     $  1,749    $     --     $     --
                              --------     --------    --------     --------
Total investment income. .       3,022        1,749          --           --
Expenses:
 Mortality and expense risk      2,519        2,321       1,182          489
                              --------     --------    --------     --------
Net investment income
 (loss). . . . . . . . . .         503         (572)     (1,182)        (489)
Realized gains (losses) on
 investments:
 Realized losses on sale of
  portfolio shares . . . .      (2,093)     (36,618)     (8,350)      (2,351)
 Distributions received
  from realized capital
  gains of the underlying
  portfolio. . . . . . . .          64           --          --           --
                              --------     --------    --------     --------
Realized losses. . . . . .      (2,029)     (36,618)     (8,350)      (2,351)
Change in unrealized
 appreciation
 (depreciation) during the
 year. . . . . . . . . . .     (32,341)       2,775     (32,352)     (12,175)
                              --------     --------    --------     --------
Net decrease in net assets
 resulting from operations    $(33,867)    $(34,415)   $(41,884)    $(15,015)
                              ========     ========    ========     ========

See accompanying notes.

                    John Hancock Variable Annuity Account H

                 For the year or period ended December 31, 2002


                             MFS      OPPENHEIMER     PUTNAM        PUTNAM
                           RESEARCH     CAPITAL      AMERICAN    INTERNATIONAL
                          SERIES SC   APPRECIATION  GOVERNMENT      GROWTH
                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                          ----------  ------------  ----------  ---------------
Investment Income:
 Distributions received
  from net investment
  income of the
  underlying portfolio.   $     63     $   1,399      $1,084       $    763
                          --------     ---------      ------       --------
Total investment income         63         1,399       1,084            763
Expenses:
 Mortality and expense
  risk. . . . . . . . .      1,077         5,685         934          2,373
                          --------     ---------      ------       --------
Net investment income
 (loss) . . . . . . . .     (1,014)       (4,286)        150         (1,610)
Realized gains (losses)
 on investments:
 Realized gains (losses)
  on sale of portfolio
  shares  . . . . . . .     (3,492)      (20,500)        214         (5,795)
 Distributions received
  from realized capital
  gains of the
  underlying portfolio.         --            --          --             --
                          --------     ---------      ------       --------
Realized gains (losses)     (3,492)      (20,500)        214         (5,795)
Change in unrealized
 appreciation
 (depreciation) during
 the year . . . . . . .    (21,466)     (117,314)      4,813        (37,571)
                          --------     ---------      ------       --------
Net increase (decrease)
 in net assets resulting
 from operations. . . .   $(25,972)    $(142,100)     $5,177       $(44,976)
                          ========     =========      ======       ========

                                                                    AIM V.I.
                                                   INTERNATIONAL     CAPITAL
                             PUTNAM      PUTNAM       EQUITY       DEVELOPMENT
                           INVESTORS     VISTA         INDEX         SERIES
                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT*    SUBACCOUNT*
                           ----------  ----------  -------------  -------------
Investment Income:
 Distributions received
  from net investment
  income of the
  underlying portfolio .   $     65    $     --      $ 10,495       $    --
                           --------    --------      --------       -------
Total investment income.         65          --        10,495            --
Expenses:
 Mortality and expense
  risk . . . . . . . . .        668         526         4,775           976
                           --------    --------      --------       -------
Net investment income
 (loss). . . . . . . . .       (603)       (526)        5,720          (976)
Realized gains (losses)
 on investments:
 Realized gains (losses)
  on sale of portfolio
  shares . . . . . . . .     (9,916)     (5,394)      (66,781)       25,975
 Distributions received
  from realized capital
  gains of the underlying
  portfolio. . . . . . .         --          --            --            --
                           --------    --------      --------       -------
Realized gains (losses).     (9,916)     (5,394)      (66,781)       25,975
Change in unrealized
 appreciation
 (depreciation) during
 the year or period. . .     (4,363)     (7,791)       38,874        (2,046)
                           --------    --------      --------       -------
Net increase (decrease)
 in net assets resulting
 from operations . . . .   $(14,882)   $(13,711)     $(22,187)      $22,953
                           ========    ========      ========       =======

 * From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                     For the period ended December 31, 2002


                                                              M FUND BUSINESS
                                                             OPPORTUNITY VALUE
                                                                SUBACCOUNT*
                                                            -------------------
Investment Income:
 Distributions received from net investment income of the
  underlying portfolio. . . . . . . . . . . . . . . . . .         $  77
                                                                  -----
Total investment income . . . . . . . . . . . . . . . . .            77
Expenses:
 Mortality and expense risk . . . . . . . . . . . . . . .            56
                                                                  -----
Net investment income . . . . . . . . . . . . . . . . . .            21
Realized gains (losses) on investments:
 Realized losses on sale of portfolio shares  . . . . . .            (2)
 Distributions received from realized capital gains of the
  underlying portfolio. . . . . . . . . . . . . . . . . .            --
                                                                  -----
Realized losses . . . . . . . . . . . . . . . . . . . . .            (2)
Change in unrealized depreciation during the period . . .          (872)
                                                                  -----
Net decrease in net assets resulting from operations. . .         $(853)
                                                                  =====

*  From June 26, 2002 commencement of operations

See accompanying notes.

                    John Hancock Variable Annuity Account H

                      Statements of Changes in Net Assets

                        For the years ended December 31,



                            V.A. RELATIVE VALUE          V.A. FINANCIAL INDUSTRIES
                                SUBACCOUNT                      SUBACCOUNT
                        ----------------------------   ----------------------------
                            2002            2001           2002            2001
                        --------------  -------------  -------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss.   $   (214,095)   $   (296,894)  $   (170,823)   $   (239,772)
 Realized gains
  (losses). . . . . .     (6,168,506))    (1,795,233)    (1,931,390)      1,914,826
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .    (13,040,551)      1,028,542     (8,659,867)    (10,246,674)
                        ------------    ------------   ------------    ------------
Net decrease in net
 assets resulting from
 operations . . . . .    (19,423,152)     (1,063,585)   (10,762,080)     (8,571,620)
                        ------------    ------------   ------------    ------------
Contract transactions:
 Net payments received
  from contract owners     2,484,079      25,533,138      2,046,046      24,067,446
 Net transfers for
  contract benefits
  and terminations. .     (3,582,715)    (12,341,877)    (7,008,346)    (11,320,883)
 Net transfers between
  subaccounts . . . .     (3,413,181)     14,236,841     (4,173,135)     14,988,668
                        ------------    ------------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions    (4,511,817)     27,428,102     (9,135,435)     27,735,231
                        ------------    ------------   ------------    ------------
Total increase
 (decrease) in net
 assets . . . . . . .    (23,934,969)     26,364,517    (19,897,515)     19,163,611
Net assets at
 beginning of year. .     46,019,905      19,655,388     55,344,916      36,181,305
                        ------------    ------------   ------------    ------------
Net assets at end of
 year . . . . . . . .   $ 22,084,936    $ 46,019,905   $ 35,447,401    $ 55,344,916
                        ============    ============   ============    ============





                          V.A. STRATEGIC INCOME       V.A. SOVEREIGN INVESTORS
                               SUBACCOUNT                    SUBACCOUNT
                        -------------------------   ---------------------------
                           2002          2001           2002           2001
                        ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $ 3,193,714   $ 2,157,951   $    (37,709)   $   186,571
 Realized losses. . .    (1,151,716)     (558,349)    (2,737,897)      (137,337)
 Change in unrealized
  depreciation during
  the year. . . . . .     1,333,635      (493,580)    (6,468,473)    (2,403,479)
                        -----------   -----------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     3,375,633     1,106,022     (9,244,079)     2,354,245
                        -----------   -----------   ------------    -----------
Contract transactions:
 Net payments received
  from contract owners    5,509,137    27,131,937        340,982     16,531,991
 Net transfers for
  contract benefits
  and terminations. .    (8,409,266)   (7,605,254)    (5,405,453)    (7,949,633)
 Net transfers between
  subaccounts . . . .     2,503,336    14,222,759     (2,800,256)     7,266,739
                        -----------   -----------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions     (396,793)   33,749,442     (7,864,727)    15,849,097
                        -----------   -----------   ------------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .     2,978,840    34,855,464    (17,108,806)    13,494,852
Net assets at
 beginning of year. .    51,203,580    16,348,116     43,613,447     30,118,595
                        -----------   -----------   ------------    -----------
Net assets at end of
 year . . . . . . . .   $54,182,420   $51,203,580   $ 26,504,641    $43,613,447
                        ===========   ===========   ============    ===========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                        For the years ended December 31,



                             V.A. TECHNOLOGY             FUNDAMENTAL GROWTH
                               SUBACCOUNT                    SUBACCOUNT
                        -------------------------   ---------------------------
                           2002          2001           2002           2001
                        ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss.   $  (154,747)  $  (156,574)  $   (214,866)   $  (235,589)
 Realized losses. . .    (8,001,908)   (2,091,991)    (7,755,938)    (2,729,332)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .      (119,192)   (4,698,946)     1,255,701     (4,651,821)
                        -----------   -----------   ------------    -----------
Net decrease in net
 assets resulting from
 operations . . . . .    (8,275,847)   (6,947,511)    (6,715,103)    (7,616,742)
                        -----------   -----------   ------------    -----------
Contract transactions:
 Net payments received
  from contract owners    2,135,126    10,297,014        941,525      4,624,150
 Net transfers for
  contract benefits
  and terminations. .    (1,184,020)   (4,008,611)    (2,195,959)    (4,842,554)
 Net transfers between
  subaccounts . . . .       649,709     8,496,378     (2,270,145)    11,091,870
                        -----------   -----------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions    1,600,815    14,784,781     (3,524,579)    10,873,466
                        -----------   -----------   ------------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (6,675,032)    7,837,270    (10,239,682)     3,256,724
Net assets at
 beginning of year. .    16,503,129     8,665,859     22,932,829     19,676,105
                        -----------   -----------   ------------    -----------
Net assets at end of
 year . . . . . . . .   $ 9,828,097   $16,503,129   $ 12,693,147    $22,932,829
                        ===========   ===========   ============    ===========





                             SMALL CAP GROWTH             GLOBAL BALANCED
                                SUBACCOUNT                  SUBACCOUNT
                        --------------------------   ------------------------
                            2002          2001          2002          2001
                        -------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (491,348)  $  (366,722)  $    4,082    $     (591)
 Realized losses. . .    (10,424,984)   (1,404,945)    (336,791)      (35,673)
 Change in unrealized
  depreciation during
  the year. . . . . .     (4,293,406)     (987,179)    (202,227)     (233,697)
                        ------------   -----------   ----------    ----------
Net decrease in net
 assets resulting from
 operations . . . . .    (15,209,738)   (2,758,846)    (534,936)     (269,961)
                        ------------   -----------   ----------    ----------
Contract transactions:
 Net payments received
  from contract owners     4,344,485    23,768,242    1,163,107     4,743,847
 Net transfers for
  contract benefits
  and terminations. .     (4,415,104)   (8,053,729)    (760,922)     (433,113)
 Net transfers between
  subaccounts . . . .     (3,374,675)   17,275,465    1,341,922     1,146,676
                        ------------   -----------   ----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions    (3,445,294)   32,989,978    1,744,107     5,457,410
                        ------------   -----------   ----------    ----------
Total increase
 (decrease) in net
 assets . . . . . . .    (18,655,032)   30,231,132    1,209,171     5,187,449
Net assets at
 beginning of year. .     49,788,483    19,557,351    7,065,496     1,878,047
                        ------------   -----------   ----------    ----------
Net assets at end of
 year . . . . . . . .   $ 31,133,451   $49,788,483   $8,274,667    $7,065,496
                        ============   ===========   ==========    ==========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                        For the years ended December 31,



                          LARGE CAP VALUE CORE           FUNDAMENTAL VALUE
                               SUBACCOUNT                    SUBACCOUNT
                        -------------------------   ---------------------------
                           2002          2001           2002           2001
                        ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (24,468)  $   (61,095)  $      4,196    $   (61,602)
 Realized losses. . .    (1,603,665)     (127,033)    (1,938,234)       (12,139)
 Change in unrealized
  depreciation during
  the year. . . . . .    (5,630,449)   (1,461,711)    (6,344,118)    (1,852,852)
                        -----------   -----------   ------------    -----------
Net decrease in net
 assets resulting from
 operations . . . . .    (7,258,582)   (1,649,839)    (8,278,156)    (1,926,593)
                        -----------   -----------   ------------    -----------
Contract transactions:
 Net payments received
  from contract owners    2,783,396    26,421,395      3,473,782     34,186,475
 Net transfers for
  contract benefits
  and terminations. .    (3,239,826)   (4,520,345)    (4,207,004)    (3,965,433)
 Net transfers between
  subaccounts . . . .    (1,545,314)    9,354,037     (1,366,376)     8,768,105
                        -----------   -----------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions   (2,001,744)   31,255,087     (2,099,598)    38,989,147
                        -----------   -----------   ------------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (9,260,326)   29,605,248    (10,377,754)    37,062,554
Net assets at
 beginning of year. .    36,431,711     6,826,463     42,120,837      5,058,283
                        -----------   -----------   ------------    -----------
Net assets at end of
 year . . . . . . . .   $27,171,385   $36,431,711   $ 31,743,083    $42,120,837
                        ===========   ===========   ============    ===========





                          SMALL/MID CAP GROWTH               BOND INDEX
                               SUBACCOUNT                    SUBACCOUNT
                        -------------------------   ---------------------------
                           2002          2001           2002           2001
                        ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $  (289,776)  $  (151,940)  $  3,560,962    $ 1,762,641
 Realized gains
  (losses). . . . . .    (1,181,843)      (70,052)       376,274        405,665
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .    (4,578,807)    1,215,478      3,449,105       (253,670)
                        -----------   -----------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    (6,050,426)      993,486      7,386,341      1,914,636
                        -----------   -----------   ------------    -----------
Contract transactions:
 Net payments received
  from contract owners    3,142,477    18,181,304     11,334,305     47,962,039
 Net transfers for
  contract benefits
  and terminations. .    (2,403,663)   (2,181,410)   (11,521,785)    (7,519,196)
 Net transfers between
  subaccounts . . . .     1,110,957     3,890,506     27,983,995     20,746,788
                        -----------   -----------   ------------    -----------
Net increase in net
 assets resulting from
 contract transactions    1,849,771    19,890,400     27,796,515     61,189,631
                        -----------   -----------   ------------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (4,200,655)   20,883,886     35,182,856     63,104,267
Net assets at
 beginning of year. .    24,823,008     3,939,122     70,903,967      7,799,700
                        -----------   -----------   ------------    -----------
Net assets at end of
 year . . . . . . . .   $20,622,353   $24,823,008   $106,086,823    $70,903,967
                        ===========   ===========   ============    ===========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                        For the years ended December 31,



                        LARGE CAP AGGRESSIVE GROWTH        SMALL/MID CAP CORE
                                 SUBACCOUNT                    SUBACCOUNT
                        ----------------------------   --------------------------
                            2002            2001          2002           2001
                        --------------  -------------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss.   $   (259,301)   $  (233,501)   $  (106,393)   $   (50,409)
 Realized losses. . .     (4,296,882)      (574,898)      (501,968)       (57,373)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .     (3,822,434)    (1,633,571)    (2,101,770)       414,206
                        ------------    -----------    -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     (8,378,617)    (2,441,970)    (2,710,131)       306,424
                        ------------    -----------    -----------    -----------
Contract transactions:
 Net payments received
  from contract owners     1,573,708     16,851,084      1,987,955      6,633,071
 Net transfers for
  contract benefits
  and terminations. .     (2,387,027)    (3,260,352)    (1,163,912)    (1,293,219)
 Net transfers between
  subaccounts . . . .     (1,953,295)     5,078,201      2,696,316      3,497,696
                        ------------    -----------    -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions    (2,766,614)    18,668,933      3,520,359      8,837,548
                        ------------    -----------    -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (11,145,231)    16,226,963        810,228      9,143,972
Net assets at
 beginning of year. .     26,729,879     10,502,916     12,378,999      3,235,027
                        ------------    -----------    -----------    -----------
Net assets at end of
 year . . . . . . . .   $ 15,584,648    $26,729,879    $13,189,227    $12,378,999
                        ============    ===========    ===========    ===========





                             SMALL CAP VALUE               SHORT-TERM BOND
                                SUBACCOUNT                    SUBACCOUNT
                        --------------------------   ---------------------------
                           2002           2001           2002           2001
                        ------------  -------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $  (494,330)  $   (115,392)  $  2,482,579    $ 1,342,330
 Realized gains . . .     1,550,767        597,235        420,302         30,271
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .    (8,710,544)     3,683,165        645,298        310,452
                        -----------   ------------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    (7,654,107)     4,165,008      3,548,179      1,683,053
                        -----------   ------------   ------------    -----------
Contract transactions:
 Net payments received
  from contract owners    8,897,857     39,597,137     12,731,653     42,910,893
 Net transfers for
  contract benefits
  and terminations. .    (7,600,686)   (12,075,133)   (11,569,951)    (6,631,878)
 Net transfers between
  subaccounts . . . .     6,592,146     27,672,540     29,669,776     20,212,609
                        -----------   ------------   ------------    -----------
Net increase in net
 assets resulting from
 contract transactions    7,889,317     55,194,544     30,831,478     56,491,624
                        -----------   ------------   ------------    -----------
Total increase in net
 assets . . . . . . .       235,210     59,359,552     34,379,657     58,174,677
Net assets at
 beginning of year. .    68,562,292      9,202,740     66,549,370      8,374,693
                        -----------   ------------   ------------    -----------
Net assets at end of
 year . . . . . . . .   $68,797,502   $ 68,562,292   $100,929,027    $66,549,370
                        ===========   ============   ============    ===========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                        For the years ended December 31,



                               EQUITY INDEX                 HIGH YIELD BOND
                                SUBACCOUNT                    SUBACCOUNT
                        ---------------------------   --------------------------
                            2002           2001          2002           2001
                        -------------  -------------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $    120,988   $     11,445   $ 2,268,221    $ 1,236,408
 Realized losses. . .     (6,929,964)      (557,132)   (1,221,479)      (452,111)
 Change in unrealized
  depreciation during
  the year. . . . . .    (20,756,343)    (6,963,612)   (2,731,360)    (1,613,650)
                        ------------   ------------   -----------    -----------
Net decrease in net
 assets resulting from
 operations . . . . .    (27,565,319)    (7,509,299)   (1,684,618)      (829,353)
                        ------------   ------------   -----------    -----------
Contract transactions:
 Net payments received
  from contract owners    10,535,690     79,568,324     4,111,746     15,111,200
 Net transfers for
  contract benefits
  and terminations. .    (10,972,204)   (13,611,563)   (4,354,777)    (4,770,980)
 Net transfers between
  subaccounts . . . .     (2,690,318)    28,293,217     3,762,673     10,711,064
                        ------------   ------------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions    (3,126,832)    94,249,978     3,519,642     21,051,284
                        ------------   ------------   -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (30,692,151)    86,740,679     1,835,024     20,221,931
Net assets at
 beginning of year. .    114,127,044     27,386,365    25,019,492      4,797,561
                        ------------   ------------   -----------    -----------
Net assets at end of
 year . . . . . . . .   $ 83,434,893   $114,127,044   $26,854,516    $25,019,492
                        ============   ============   ===========    ===========





                             MULTI CAP GROWTH             REAL ESTATE EQUITY
                                SUBACCOUNT                    SUBACCOUNT
                        ---------------------------   --------------------------
                            2002           2001          2002           2001
                        -------------  -------------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (568,112)  $   (399,663)  $ 1,055,892    $   432,357
 Realized gains
  (losses). . . . . .    (11,592,674)    (1,924,881)      681,274        688,080
 Change in unrealized
  depreciation during
  the year. . . . . .     (7,729,310)    (8,812,909)   (2,211,432)      (539,607)
                        ------------   ------------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    (19,890,096)   (11,137,453)     (474,266)       580,830
                        ------------   ------------   -----------    -----------
Contract transactions:
 Net payments received
  from contract owners     5,587,232     50,817,932     6,243,002     17,546,446
 Net transfers for
  contract benefits
  and terminations. .     (5,280,833)    (7,593,133)   (4,421,724)    (4,093,204)
 Net transfers between
  subaccounts . . . .       (888,261)    14,436,079    10,307,751      8,135,158
                        ------------   ------------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions      (581,862)    57,660,878    12,129,029     21,588,400
                        ------------   ------------   -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (20,471,958)    46,523,425    11,654,763     22,169,230
Net assets at
 beginning of year. .     56,981,187     10,457,762    22,269,266        100,036
                        ------------   ------------   -----------    -----------
Net assets at end of
 year . . . . . . . .   $ 36,509,229   $ 56,981,187   $33,924,029    $22,269,266
                        ============   ============   ===========    ===========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                        For the years ended December 31,



                              GROWTH & INCOME                    MANAGED
                                SUBACCOUNT                      SUBACCOUNT
                        ---------------------------   -----------------------------
                            2002           2001           2002             2001
                        -------------  -------------  --------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $ (1,146,936)  $   (518,216)  $   2,763,985    $  2,268,371
 Realized gains
  (losses). . . . . .    (13,554,328)      (176,737)    (21,476,641)      3,885,319
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .    (44,425,483)    (8,998,386)    (68,668,042)     (8,821,239)
                        ------------   ------------   -------------    ------------
Net decrease in net
 assets resulting from
 operations . . . . .    (59,126,747)    (9,693,339)    (87,380,698)     (2,667,549)
                        ------------   ------------   -------------    ------------
Contract transactions:
 Net payments received
  from contract owners    25,784,788    220,218,218      71,913,870     564,406,581
 Net transfers for
  contract benefits
  and terminations. .    (26,844,431)   (17,794,345)    (81,732,340)    (35,357,311)
 Net transfers between
  subaccounts . . . .    (15,632,226)    54,694,894     (24,490,138)     43,793,048
                        ------------   ------------   -------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions   (16,691,869)   257,118,767     (34,308,608)    572,842,318
                        ------------   ------------   -------------    ------------
Total increase
 (decrease) in net
 assets . . . . . . .    (75,818,616)   247,425,428    (121,689,306)    570,174,769
Net assets at
 beginning of year. .    247,663,991        238,563     573,042,897       2,868,128
                        ------------   ------------   -------------    ------------
Net assets at end of
 year . . . . . . . .   $171,845,375   $247,663,991   $ 451,353,591    $573,042,897
                        ============   ============   =============    ============





                            SMALL CAP EQUITY                GLOBAL BOND
                               SUBACCOUNT                   SUBACCOUNT
                        -------------------------   --------------------------
                           2002          2001          2002           2001
                        ------------  ------------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (81,496)  $   (35,293)  $   771,546    $   384,445
 Realized gains
  (losses). . . . . .      (615,230)       (6,835)      461,586          7,580
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .    (1,997,402)      204,474     1,445,624       (401,794)
                        -----------   -----------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    (2,694,128)      162,346     2,678,756         (9,769)
                        -----------   -----------   -----------    -----------
Contract transactions:
 Net payments received
  from contract owners    1,537,176     6,120,995     2,306,687      9,893,595
 Net transfers for
  contract benefits
  and terminations. .      (697,847)   (1,824,587)   (2,163,188)      (849,823)
 Net transfers between
  subaccounts . . . .      (220,175)    3,709,426    13,292,530      1,283,039
                        -----------   -----------   -----------    -----------
Net increase in net
 assets resulting from
 contract transactions      619,154     8,005,834    13,436,029     10,326,811
                        -----------   -----------   -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (2,074,974)    8,168,180    16,114,785     10,317,042
Net assets at
 beginning of year. .     8,193,655        25,475    10,318,135          1,093
                        -----------   -----------   -----------    -----------
Net assets at end of
 year . . . . . . . .   $ 6,118,681   $ 8,193,655   $26,432,920    $10,318,135
                        ===========   ===========   ===========    ===========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                        For the years ended December 31,



                              AIM V.I. GROWTH           AIM V.I. PREMIER EQUITY
                                SUBACCOUNT                     SUBACCOUNT
                        ---------------------------   ---------------------------
                            2002           2001           2002           2001
                        -------------  -------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss.   $   (362,942)  $   (332,717)  $   (505,605)   $  (561,409)
 Realized gains
  (losses). . . . . .    (12,724,474)    (2,743,154)   (10,743,889)       587,393
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .      1,278,129    (10,426,001)   (10,007,250)    (7,358,036)
                        ------------   ------------   ------------    -----------
Net decrease in net
 assets resulting from
 operations . . . . .    (11,809,287)   (13,501,872)   (21,256,744)    (7,332,052)
                        ------------   ------------   ------------    -----------
Contract transactions:
 Net payments received
  from contract owners     1,067,617     15,961,791      3,410,457     36,683,504
 Net transfers for
  contract benefits
  and terminations. .     (3,340,003)    (7,883,753)    (6,628,213)    (8,813,747)
 Net transfers between
  subaccounts . . . .     (3,071,071)    13,641,838     (3,632,684)    15,367,323
                        ------------   ------------   ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions    (5,343,457)    21,719,876     (6,850,440)    43,237,080
                        ------------   ------------   ------------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (17,152,744)     8,218,004    (28,107,184)    35,905,028
Net assets at
 beginning of year. .     38,293,657     30,075,653     68,492,317     32,587,289
                        ------------   ------------   ------------    -----------
Net assets at end of
 year . . . . . . . .   $ 21,140,913   $ 38,293,657   $ 40,385,133    $68,492,317
                        ============   ============   ============    ===========





                            MFS GROWTH SERIES        MFS NEW DISCOVERY SERIES
                               SUBACCOUNT                   SUBACCOUNT
                        -------------------------   --------------------------
                           2002          2001          2002           2001
                        ------------  ------------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $  (249,079)  $   (93,019)  $  (225,191)   $   243,926
 Realized losses. . .    (4,854,568)     (645,705)   (2,307,547)      (219,224)
 Change in unrealized
  depreciation during
  the year. . . . . .    (1,868,630)   (4,242,373)   (4,896,336)      (787,210)
                        -----------   -----------   -----------    -----------
Net decrease in net
 assets resulting from
 operations . . . . .    (6,972,277)   (4,981,097)   (7,429,074)      (762,508)
                        -----------   -----------   -----------    -----------
Contract transactions:
 Net payments received
  from contract owners    1,498,720    13,705,766     1,494,730      6,680,559
 Net transfers for
  contract benefits
  and terminations. .    (2,399,162)   (3,926,944)   (1,694,998)    (2,415,848)
 Net transfers between
  subaccounts . . . .    (1,765,174)    6,385,798       552,928      4,987,099
                        -----------   -----------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions   (2,665,616)   16,164,620       352,660      9,251,810
                        -----------   -----------   -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (9,637,893)   11,183,523    (7,076,414)     8,489,302
Net assets at
 beginning of year. .    24,717,897    13,534,374    21,565,269     13,075,967
                        -----------   -----------   -----------    -----------
Net assets at end of
 year . . . . . . . .   $15,080,004   $24,717,897   $14,488,855    $21,565,269
                        ===========   ===========   ===========    ===========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                        For the years ended December 31,



                           MFS RESEARCH SERIES        FIDELITY VIP CONTRAFUND
                               SUBACCOUNT                   SUBACCOUNT
                        -------------------------   --------------------------
                           2002          2001          2002           2001
                        ------------  ------------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss.   $  (122,995)  $   (27,462)  $  (300,478)   $  (344,535)
 Realized gains
  (losses). . . . . .    (3,485,144)      739,719    (3,713,680)       432,188
 Change in unrealized
  depreciation during
  the year. . . . . .      (309,463)   (3,784,058)   (2,470,008)    (4,642,693)
                        -----------   -----------   -----------    -----------
Net decrease in net
 assets resulting from
 operations . . . . .    (3,917,602)   (3,071,801)   (6,484,166)    (4,555,040)
                        -----------   -----------   -----------    -----------
Contract transactions:
 Net payments received
  from contract owners    1,126,226     7,017,065     6,037,256     31,209,369
 Net transfers for
  contract benefits
  and terminations. .    (1,313,743)   (2,322,359)   (7,170,038)    (6,310,679)
 Net transfers between
  subaccounts . . . .    (1,168,184)    4,681,844     2,636,529     11,325,788
                        -----------   -----------   -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions   (1,355,701)    9,376,550     1,503,747     36,224,478
                        -----------   -----------   -----------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (5,273,303)    6,304,749    (4,980,419)    31,669,438
Net assets at
 beginning of year. .    15,424,120     9,119,371    57,518,744     25,849,306
                        -----------   -----------   -----------    -----------
Net assets at end of
 year . . . . . . . .   $10,150,817   $15,424,120   $52,538,325    $57,518,744
                        ===========   ===========   ===========    ===========





                            FIDELITY VIP GROWTH       FIDELITY VIP II OVERSEAS EQUITY
                                SUBACCOUNT                      SUBACCOUNT
                        ---------------------------   --------------------------------
                            2002           2001            2002              2001
                        -------------  -------------  ---------------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (702,117)  $   (721,837)   $   (83,093)      $   395,460
 Realized losses. . .    (11,890,329)     1,720,375     (2,982,356)          (46,893)
 Change in unrealized
  depreciation during
  the year. . . . . .    (12,089,230)   (12,006,695)      (443,784)       (4,105,469)
                        ------------   ------------    -----------       -----------
Net decrease in net
 assets resulting from
 operations . . . . .    (24,681,676)   (11,008,157)    (3,509,233)       (3,756,902)
                        ------------   ------------    -----------       -----------
Contract transactions:
 Net payments received
  from contract owners     6,302,149     41,445,486      1,091,460         5,815,734
 Net transfers for
  contract benefits
  and terminations. .     (6,971,072)   (10,389,598)    (1,509,116)       (2,984,659)
 Net transfers between
  subaccounts . . . .     (1,667,091)    18,479,435        434,634         5,723,342
                        ------------   ------------    -----------       -----------
Net increase decrease
 in net assets
 resulting from
 contract transactions    (2,336,014)    49,535,323         16,978         8,554,417
                        ------------   ------------    -----------       -----------
Total increase
 (decrease) in net
 assets . . . . . . .    (27,017,690)    38,527,166     (3,492,255)        4,797,515
Net assets at
 beginning of year. .     76,778,509     38,251,343     16,639,591        11,842,076
                        ------------   ------------    -----------       -----------
Net assets at end of
 year . . . . . . . .   $ 49,760,819   $ 76,778,509    $13,147,336       $16,639,591
                        ============   ============    ===========       ===========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                        For the years ended December 31,



                         TEMPLETON INTERNATIONAL    TEMPLETON DEVELOPMENT MARKET
                               SUBACCOUNT                    SUBACCOUNT
                        -------------------------   -----------------------------
                           2002          2001           2002             2001
                        ------------  ------------  --------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $    23,501   $   131,159    $    9,420       $  (13,214)
 Realized gains
  (losses). . . . . .    (1,218,720)    1,062,010      (456,864)        (382,724)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . .       (42,754)   (2,475,665)      368,826           31,735
                        -----------   -----------    ----------       ----------
Net decrease in net
 assets resulting from
 operations . . . . .    (1,237,973)   (1,282,496)      (78,618)        (364,203)
                        -----------   -----------    ----------       ----------
Contract transactions:
 Net payments received
  from contract owners       17,874     1,470,337        20,836          239,966
 Net transfers for
  contract benefits
  and terminations. .      (560,447)   (1,244,922)     (488,298)        (659,180)
 Net transfers between
  subaccounts . . . .      (300,383)    2,447,018       116,981        1,175,290
                        -----------   -----------    ----------       ----------
Net increase
 (decrease) in net
 assets resulting from
 contract transactions     (842,956)    2,672,433      (350,481)         756,076
                        -----------   -----------    ----------       ----------
Total increase
 (decrease) in net
 assets . . . . . . .    (2,080,929)    1,389,937      (429,099)         391,873
Net assets at
 beginning of year. .     6,777,228     5,387,291     3,554,412        3,162,539
                        -----------   -----------    ----------       ----------
Net assets at end of
 year . . . . . . . .   $ 4,696,299   $ 6,777,228    $3,125,313       $3,554,412
                        ===========   ===========    ==========       ==========





                        JANUS ASPEN WORLDWIDE GROWTH    BRANDEN INTERNATIONAL EQUITY
                                 SUBACCOUNT                      SUBACCOUNT
                        -----------------------------   -----------------------------
                            2002            2001            2002             2001
                        --------------  --------------  --------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .    $   (76,510)    $   (61,927)     $    107         $    283
 Realized losses. . .       (881,593)        (69,160)       (1,727)          (5,759)
 Change in unrealized
  depreciation during
  the year. . . . . .     (2,632,744)     (1,385,111)      (24,004)          (5,424)
                         -----------     -----------      --------         --------
Net decrease in net
 assets resulting from
 operations . . . . .     (3,590,847)     (1,516,198)      (25,624)         (10,900)
                         -----------     -----------      --------         --------
Contract transactions:
 Net payments received
  from contract owners     1,118,268      12,416,837        30,680           11,311
 Net transfers for
  contract benefits
  and terminations. .     (1,104,803)       (894,139)          212          (52,968)
 Net transfers between
  subaccounts . . . .        338,701       2,487,619        24,974          122,905
                         -----------     -----------      --------         --------
Net increase in net
 assets resulting from
 contract transactions       352,166      14,010,317        55,866           81,248
                         -----------     -----------      --------         --------
Total increase
 (decrease) in net
 assets . . . . . . .     (3,238,681)     12,494,119        30,242           70,348
Net assets at
 beginning of year. .     12,763,136         269,017        80,326            9,978
                         -----------     -----------      --------         --------
Net assets at end of
 year . . . . . . . .    $ 9,524,455     $12,763,136      $110,568         $ 80,326
                         ===========     ===========      ========         ========




See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                        CLIFTON ENHANCED US EQUITY    FRONTIER CAPITAL APPRECIATION
                                SUBACCOUNT                     SUBACCOUNT
                        ---------------------------   ------------------------------
                            2002           2001           2002             2001
                        -------------  -------------  --------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .     $  4,192       $  2,560       $   (646)        $   (264)
 Realized losses. . .         (649)        (3,537)        (4,201)          (8,789)
 Change in unrealized
  appreciation
  (depreciation)
  during the year or
  period. . . . . . .      (48,380)        (9,086)       (15,286)           7,721
                          --------       --------       --------         --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .      (44,837)       (10,063)       (20,133)          (1,332)
                          --------       --------       --------         --------
Contract transactions:
 Net payments received
  from contract owners      46,369         69,116         14,443          (11,453)
 Net transfers for
  contract benefits
  and terminations. .          368         (8,130)           121          (60,742)
 Net transfers between
  subaccounts . . . .       67,565         14,350          6,871          105,730
                          --------       --------       --------         --------
Net increase in net
 assets resulting from
 contract transactions     114,302         75,336         21,435           33,535
                          --------       --------       --------         --------
Total increase in net
 assets . . . . . . .       69,465         65,273          1,302           32,203
Net assets at
 beginning of year or
 period . . . . . . .       73,904          8,631         40,521            8,318
                          --------       --------       --------         --------
Net assets at end of
 year or period . . .     $143,369       $ 73,904       $ 41,823         $ 40,521
                          ========       ========       ========         ========





                            TURNER CORE GROWTH            ACTIVE BOND
                                SUBACCOUNT                SUBACCOUNT
                            -------------------  ----------------------------
                             2002       2001         2002           2001*
                            --------  ---------  -------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss). . . . . . . . .   $  (234)  $   (188)  $  7,331,522    $  1,889,689
 Realized gains (losses).       (38)   (15,065)       494,695          15,017
 Change in unrealized
  appreciation
  (depreciation) during
  the year or period. . .    (8,266)     3,639      2,892,482        (738,867)
                            -------   --------   ------------    ------------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . .    (8,538)   (11,614)    10,718,699       1,165,839
                            -------   --------   ------------    ------------
Contract transactions:
 Net payments received
  from contract owners. .     9,035     (5,299)    27,558,936      90,452,491
 Net transfers for
  contract benefits and
  terminations. . . . . .        78    (53,511)   (25,365,036)     (7,722,015)
 Net transfers between
  subaccounts . . . . . .    13,513     76,027     17,234,809      80,042,847
                            -------   --------   ------------    ------------
Net increase in net assets
 resulting from contract
 transactions . . . . . .    22,626     17,217     19,428,709     162,773,323
                            -------   --------   ------------    ------------
Total increase in net
 assets . . . . . . . . .    14,088      5,603     30,147,408     163,939,162
Net assets at beginning of
 year or period . . . . .    13,401      7,798    163,939,162              --
                            -------   --------   ------------    ------------
Net assets at end of year
 or period. . . . . . . .   $27,489   $ 13,401   $194,086,570    $163,939,162
                            =======   ========   ============    ============




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                          EMERGING MARKETS EQUITY        HEALTH SCIENCES
                                SUBACCOUNT                  SUBACCOUNT
                          ------------------------  -------------------------
                             2002        2001*         2002          2001*
                          -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss. .   $  (47,522)  $   (4,747)  $   (86,111)   $  (27,125)
 Realized losses. . . .      (35,212)     (16,873)     (456,359)      (15,240)
 Change in unrealized
  appreciation
  (depreciation) during
  the year or period. .     (669,811)     175,030    (1,585,911)      (76,967)
                          ----------   ----------   -----------    ----------
Net increase (decrease)
 in net assets resulting
 from operations. . . .     (752,545)     153,410    (2,128,381)     (119,332)
                          ----------   ----------   -----------    ----------
Contract transactions:
 Net payments received
  from contract owners.      972,455    2,003,365     2,442,088     6,179,240
 Net transfers for
  contract benefits and
  terminations. . . . .     (516,156)     (82,292)     (823,507)     (656,088)
 Net transfers between
  subaccounts . . . . .    3,157,772      238,571     1,703,641     2,076,155
                          ----------   ----------   -----------    ----------
Net increase in net
 assets resulting from
 contract transactions.    3,614,071    2,159,644     3,322,222     7,599,307
                          ----------   ----------   -----------    ----------
Total increase in net
 assets . . . . . . . .    2,861,526    2,313,054     1,193,841     7,479,975
Net assets at beginning
 of year or period. . .    2,313,054           --     7,479,975            --
                          ----------   ----------   -----------    ----------
Net assets at end of
 year or period . . . .   $5,174,580   $2,313,054   $ 8,673,816    $7,479,975
                          ==========   ==========   ===========    ==========





                        INTERNATIONAL OPPORTUNTIES         LARGE CAP GROWTH
                                SUBACCOUNT                    SUBACCOUNT
                        ---------------------------  ---------------------------
                            2002          2001*          2002           2001*
                        -------------  ------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss.   $   (54,412)   $  (14,084)   $   (349,584)   $   (87,695)
 Realized losses. . .      (663,542)      (37,729)     (2,406,753)      (118,076)
 Change in unrealized
  appreciation
  (depreciation)
  during the year or
  period. . . . . . .      (309,961)       54,704     (10,570,206)       508,067
                        -----------    ----------    ------------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    (1,027,915)        2,891     (13,326,543)       302,296
                        -----------    ----------    ------------    -----------
Contract transactions:
 Net payments received
  from contract owners    1,891,652     3,623,511       9,649,682     37,519,091
 Net transfers for
  contract benefits
  and terminations. .      (860,871)     (408,903)     (4,604,941)    (3,737,717)
 Net transfers between
  subaccounts . . . .    14,432,657     1,521,584      (1,540,588)     6,474,448
                        -----------    ----------    ------------    -----------
Net increase in net
 assets resulting from
 contract transactions   15,463,438     4,736,192       3,504,153     40,255,822
                        -----------    ----------    ------------    -----------
Total increase
 (decrease) in net
 assets . . . . . . .    14,435,523     4,739,083      (9,822,390)    40,558,118
Net assets at
 beginning of year or
 period . . . . . . .     4,739,083            --      40,558,118             --
                        -----------    ----------    ------------    -----------
Net assets at end of
 year or period . . .   $19,174,606    $4,739,083    $ 30,735,728    $40,558,118
                        ===========    ==========    ============    ===========




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                             LARGE CAP VALUE                MONEY MARKET
                               SUBACCOUNT                    SUBACCOUNT
                        -------------------------   ----------------------------
                           2002          2001*          2002           2001*
                        ------------  ------------  -------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $   211,008   $    44,175   $    496,169    $    576,581
 Realized gains
  (losses). . . . . .      (916,196)      463,828             --              --
 Change in unrealized
  depreciation during
  the year or period.    (7,443,463)      (95,076)            --              --
                        -----------   -----------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    (8,148,651)      412,927        496,169         576,581
                        -----------   -----------   ------------    ------------
Contract transactions:
 Net payments received
  from contract owners   10,329,665    32,642,174     55,999,041      97,085,506
 Net transfers for
  contract benefits
  and terminations. .    (4,318,345)   (2,158,196)   (74,925,958)    (47,215,616)
 Net transfers between
  subaccounts . . . .    12,679,411     8,227,931     55,254,435     166,503,037
                        -----------   -----------   ------------    ------------
Net increase in net
 assets resulting from
 contract transactions   18,690,731    38,711,909     36,327,514     216,372,927
                        -----------   -----------   ------------    ------------
Total increase in net
 assets . . . . . . .    10,542,080    39,124,836     36,823,687     216,949,508
Net assets at
 beginning of year or
 period . . . . . . .    39,124,836            --    216,949,508              --
                        -----------   -----------   ------------    ------------
Net assets at end of
 year or period . . .   $49,666,916   $39,124,836   $253,773,195    $216,949,508
                        ===========   ===========   ============    ============





                         ALLIANCE GROWTH & INCOME    ALLIANCE PREMIER GROWTH
                                SUBACCOUNT                  SUBACCOUNT
                         -------------------------  -------------------------
                             2002         2001*        2002          2001*
                         -------------  ----------  ------------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss .    $   (5,521)    $   (61)    $ (1,899)      $    (8)
 Realized gains
  (losses) . . . . . .       (86,655)          1       (4,602)           --
                          ----------     -------     --------       -------
 Change in unrealized
  appreciation
  (depreciation) during
  the year or period .      (103,886)        691      (49,579)          232
                          ----------     -------     --------       -------
Net increase (decrease)
 in net assets
 resulting from
 operations. . . . . .      (196,062)        631      (56,080)          224
Contract transactions:
 Net payments received
  from contract owners       715,453      45,347      165,856        18,790
 Net transfers for
  contract benefits and
  terminations . . . .      (263,345)         --       (3,562)           --
 Net transfers between
  subaccounts. . . . .       875,376      21,490      108,894           155
                          ----------     -------     --------       -------
Net increase in net
 assets resulting from
 contract transactions     1,327,484      66,837      271,188        18,945
                          ----------     -------     --------       -------
Total increase in net
 assets. . . . . . . .     1,131,422      67,468      215,108        19,169
Net assets at beginning
 of year or period . .        67,468          --       19,169            --
                          ----------     -------     --------       -------
Net assets at end of
 year or period. . . .    $1,198,890     $67,468     $234,277       $19,169
                          ==========     =======     ========       =======




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                                     DELAWARE SMALL VALUE     DELAWARE TREND
                                          SUBACCOUNT            SUBACCOUNT
                                     ---------------------  -----------------
                                       2002       2001*      2002      2001*
                                     ----------  ---------  --------  -------
Increase (decrease) in net assets
 from operations:
 Net investment loss . . . . . . .   $ (1,736)   $   (21)   $  (345)   $   (1)
 Realized gains (losses) . . . . .    (45,338)        19       (738)       --
 Change in unrealized appreciation
  (depreciation) during the year or
  period . . . . . . . . . . . . .     (1,767)       854     (4,219)       35
                                     --------    -------    -------    ------
Net increase (decrease) in net
 assets resulting from operations.    (48,841)       852     (5,302)       34
                                     --------    -------    -------    ------
Contract transactions:
 Net payments received from
  contract owners. . . . . . . . .    297,210     15,488     24,152        12
 Net transfers for contract
  benefits and terminations. . . .    (10,063)        --     (5,639)       --
 Net transfers between subaccounts    169,905      3,243     35,855     1,126
                                     --------    -------    -------    ------
Net increase in net assets
 resulting from contract
 transactions. . . . . . . . . . .    457,052     18,731     54,368     1,138
                                     --------    -------    -------    ------
Total increase in net assets . . .    408,211     19,583     49,066     1,172
Net assets at beginning of year or
 period. . . . . . . . . . . . . .     19,583         --      1,172        --
                                     --------    -------    -------    ------
Net assets at end of year or period  $427,794    $19,583    $50,238    $1,172
                                     ========    =======    =======    ======





                           DREYFUS EMERGING LEADERS    DREYFUS MID CAP STOCK
                                  SUBACCOUNT                 SUBACCOUNT
                           -------------------------  -----------------------
                              2002         2001*         2002         2001*
                           ------------  -----------  -----------  ----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) . . . . . . . .    $ (1,492)     $   (14)     $ (2,346)     $     1
 Realized gains (losses)     (36,486)           1           714            1
 Change in unrealized
  appreciation
  (depreciation) during
  the year or period . .       3,407          801       (45,394)       1,165
                            --------      -------      --------      -------
Net increase (decrease)
 in net assets resulting
 from operations . . . .     (34,571)         788       (47,026)       1,167
                            --------      -------      --------      -------
Contract transactions:
 Net payments received
  from contract owners .      53,831        5,801       202,239       24,669
 Net transfers for
  contract benefits and
  terminations . . . . .      (3,381)          --       (16,719)        (135)
 Net transfers between
  subaccounts. . . . . .     113,113        6,620       210,384        9,678
                            --------      -------      --------      -------
Net increase in net
 assets resulting from
 contract transactions .     163,563       12,421       395,904       34,212
                            --------      -------      --------      -------
Total increase in net
 assets. . . . . . . . .     128,992       13,209       348,878       35,379
Net assets at beginning
 of year or period . . .      13,209           --        35,379           --
                            --------      -------      --------      -------
Net assets at end of year
 or period . . . . . . .    $142,201      $13,209      $384,257      $35,379
                            ========      =======      ========      =======




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                               FIDELITY VIP GROWTH     FIDELITY VIP OVERSEAS
                                    SUBACCOUNT               SUBACCOUNT
                               --------------------   -----------------------
                                 2002       2001*        2002         2001*
                               ----------  ---------  -----------  ----------
Increase (decrease) in net
 assets from operations:
 Net investment loss . . . .   $ (2,097)   $   (10)    $ (1,075)     $   (10)
 Realized gains (losses) . .    (13,846)         9       (3,995)          37
 Change in unrealized
  appreciation (depreciation)
  during the year or period.    (52,087)       207      (25,965)           3
                               --------    -------     --------      -------
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . . .    (68,030)       206      (31,035)          30
                               --------    -------     --------      -------
Contract transactions:
 Net payments received from
  contract owners. . . . . .    332,965      7,574      143,850       20,733
 Net transfers for contract
  benefits and terminations.     (5,639)      (105)     (10,077)          (1)
 Net transfers between
  subaccounts. . . . . . . .    125,484      2,716      121,629        3,045
                               --------    -------     --------      -------
Net increase in net assets
 resulting from contract
 transactions. . . . . . . .    452,810     10,185      255,402       23,777
                               --------    -------     --------      -------
Total increase in net assets    384,780     10,391      224,367       23,807
Net assets at beginning of
 year or period. . . . . . .     10,391         --       23,807           --
                               --------    -------     --------      -------
Net assets at end of year or
 period. . . . . . . . . . .   $395,171    $10,391     $248,174      $23,807
                               ========    =======     ========      =======





                                 FRANKLIN MUTUAL SHARES   FRANKLIN SMALL CAP
                                      SUBACCOUNT*            SUBACCOUNT*
                                 -----------------------  -------------------
                                    2002        2001        2002       2001
                                 -----------  ----------  ---------  --------
Increase (decrease) in net
 assets from operations:
 Net investment loss . . . . .    $ (1,021)    $   (24)   $ (1,334)   $    (9)
 Realized gains (losses) . . .      (1,363)          1      (9,184)        24
 Change in unrealized
  appreciation (depreciation)
  during the year or period. .     (27,899)        507     (29,122)        73
                                  --------     -------    --------    -------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . .     (30,283)        484     (39,640)        88
                                  --------     -------    --------    -------
Contract transactions:
 Net payments received from
  contract owners. . . . . . .     189,581      18,439     151,103     12,887
 Net transfers for contract
  benefits and terminations. .     (13,983)         --      (5,694)        --
 Net transfers between
  subaccounts. . . . . . . . .     259,259       3,472     105,984      2,335
                                  --------     -------    --------    -------
Net increase in net assets
 resulting from contract
 transactions. . . . . . . . .     434,857      21,911     251,393     15,222
                                  --------     -------    --------    -------
Total increase in net assets .     404,574      22,395     211,753     15,310
Net assets at beginning of year
 or period . . . . . . . . . .      22,395          --      15,310         --
                                  --------     -------    --------    -------
Net assets at end of year or
 period. . . . . . . . . . . .    $426,969     $22,395    $227,063    $15,310
                                  ========     =======    ========    =======




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                               FRANKLIN US GOVERNMENT     HSBC FIXED INCOME
                                     SUBACCOUNT               SUBACCOUNT
                               -----------------------  ---------------------
                                  2002        2001*        2002        2001*
                               ------------  ---------  -----------  --------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)  $   30,412    $   (61)   $    8,864    $    39
 Realized gains (losses) . .          737        (30)        3,078        (60)
 Change in unrealized
  appreciation during the
  year or period . . . . . .       43,370        231        48,391        320
                               ----------    -------    ----------    -------
Net increase in net assets
 resulting from operations .       74,519        140        60,333        299
                               ----------    -------    ----------    -------
Contract transactions:
 Net payments received from
  contract owners. . . . . .      742,503     63,668       534,631     67,641
 Net transfers for contract
  benefits and terminations.      (52,443)        --       (29,390)        --
 Net transfers between
  subaccounts. . . . . . . .    1,142,591     12,598       366,173      9,780
                               ----------    -------    ----------    -------
Net increase in net assets
 resulting from contract
 transactions. . . . . . . .    1,832,651     76,266       871,414     77,421
                               ----------    -------    ----------    -------
Total increase in net assets    1,907,170     76,406       931,747     77,720
Net assets at beginning of
 year or period. . . . . . .       76,406         --        77,720         --
                               ----------    -------    ----------    -------
Net assets at end of year or
 period. . . . . . . . . . .   $1,983,576    $76,406    $1,009,467    $77,720
                               ==========    =======    ==========    =======





                                HSBC GROWTH & INCOME     HSBC CASH MANAGEMENT
                                     SUBACCOUNT               SUBACCOUNT
                                ---------------------   ----------------------
                                  2002        2001*        2002        2001*
                                ----------  ----------  -----------  ---------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)   $ (2,742)   $    203    $   (1,221)   $    (1)
 Realized gains (losses). . .    (23,014)        144            17         --
 Change in unrealized
  appreciation (depreciation)
  during the year or period .    (73,336)       (238)           --         --
                                --------    --------    ----------    -------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . .    (99,092)        109        (1,204)        (1)
                                --------    --------    ----------    -------
Contract transactions:
 Net payments received from
  contract owners . . . . . .    277,616     105,039       101,247     14,097
 Net transfers for contract
  benefits and terminations .    (24,512)         --       (14,478)        --
 Net transfers between
  subaccounts . . . . . . . .    211,672       3,707     1,289,294      3,134
                                --------    --------    ----------    -------
Net increase in net assets
 resulting from contract
 transactions . . . . . . . .    464,776     108,746     1,376,063     17,231
                                --------    --------    ----------    -------
Total increase in net assets.    365,684     108,855     1,374,859     17,230
Net assets at beginning of
 year or period . . . . . . .    108,855          --        17,230         --
                                --------    --------    ----------    -------
Net assets at end of year or
 period . . . . . . . . . . .   $474,539    $108,855    $1,392,089    $17,230
                                ========    ========    ==========    =======




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                        LORD ABBETT GROWTH & INCOME    LORD ABBETT MID CAP VALUE
                                SUBACCOUNT                     SUBACCOUNT
                        ----------------------------  ---------------------------
                            2002          2001*           2002           2001*
                        -------------  -------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .     $    503       $    (7)       $   (572)       $   (21)
 Realized gains
  (losses). . . . . .       (2,029)           --         (36,618)             1
 Change in unrealized
  appreciation
  (depreciation)
  during the year or
  period. . . . . . .      (32,341)           50           2,775            409
                          --------       -------        --------        -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .      (33,867)           43         (34,415)           389
                          --------       -------        --------        -------
Contract transactions:
 Net payments received
  from contract owners     328,545        17,722         162,712         19,551
 Net transfers for
  contract benefits
  and terminations. .      (18,096)           --          (3,066)            --
 Net transfers between
  subaccounts . . . .      210,364            --         157,525          2,595
                          --------       -------        --------        -------
Net increase in net
 assets resulting from
 contract transactions     520,813        17,722         317,171         22,146
                          --------       -------        --------        -------
Total increase in net
 assets . . . . . . .      486,946        17,765         282,756         22,535
Net assets at
 beginning of year or
 period . . . . . . .       17,765            --          22,535             --
                          --------       -------        --------        -------
Net assets at end of
 year or period . . .     $504,711       $17,765        $305,291        $22,535
                          ========       =======        ========        =======





                          MFS MID CAP GROWTH     MFS NEW DISCOVERY SERIES SC
                              SUBACCOUNT                  SUBACCOUNT
                          -------------------   -----------------------------
                            2002       2001*        2002            2001*
                          ----------  --------  --------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . .   $ (1,182)   $   (3)     $   (489)         $   (3)
 Realized gains (losses)    (8,350)       --        (2,351)             --
 Change in unrealized
  appreciation
  (depreciation) during
  the year or period. .    (32,532)       89       (12,175)            215
                          --------    ------      --------          ------
Net increase (decrease)
 in net assets resulting
 from operations. . . .    (41,884)       86       (15,015)            212
                          --------    ------      --------          ------
Contract transactions:
 Net payments received
  from contract owners.    168,835     1,744        64,508           1,127
 Net transfers for
  contract benefits and
  terminations. . . . .    (12,613)       --          (594)             --
 Net transfers between
  subaccounts . . . . .    102,511     2,444        24,623           1,898
                          --------    ------      --------          ------
Net increase in net
 assets resulting from
 contract transactions.    258,733     4,188        88,537           3,025
                          --------    ------      --------          ------
Total increase in net
 assets . . . . . . . .    216,849     4,274        73,522           3,237
Net assets at beginning
 of year or period. . .      4,274        --         3,237              --
                          --------    ------      --------          ------
Net assets at end of
 year or period . . . .   $221,123    $4,274      $ 76,759          $3,237
                          ========    ======      ========          ======




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                        MFS RESEARCH SERIES SC     OPPENHEIMER CAPITAL APPRECIATION
                              SUBACCOUNT                      SUBACCOUNT
                        -----------------------   ----------------------------------
                           2002         2001*          2002              2001*
                        ------------  ----------  ----------------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment loss.    $ (1,014)     $   (6)       $  (4,286)         $   (49)
 Realized gains
  (losses). . . . . .      (3,492)         --          (20,500)             192
 Change in unrealized
  appreciation
  (depreciation)
  during the year or
  period. . . . . . .     (21,466)        (69)        (117,314)             361
                         --------      ------        ---------          -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     (25,972)        (75)        (142,100)             504
                         --------      ------        ---------          -------
Contract transactions:
 Net payments received
  from contract owners     95,096       6,596          431,110           64,514
 Net transfers for
  contract benefits
  and terminations. .      (7,596)         --          (43,645)              --
 Net transfers between
  subaccounts . . . .      61,957          --          421,127           21,784
                         --------      ------        ---------          -------
Net increase in net
 assets resulting from
 contract transactions    149,457       6,596          808,592           86,298
                         --------      ------        ---------          -------
Total increase in net
 assets . . . . . . .     123,485       6,521          666,492           86,802
Net assets at
 beginning of year or
 period . . . . . . .       6,521          --           86,802               --
                         --------      ------        ---------          -------
Net assets at end of
 year or period . . .    $130,006      $6,521        $ 753,294          $86,802
                         ========      ======        =========          =======





                        PUTNAM AMERICAN GOVERNMENT     PUTNAM INTERNATIONAL GROWTH
                                SUBACCOUNT                      SUBACCOUNT
                        ---------------------------   -----------------------------
                            2002           2001*          2002            2001*
                        --------------  ------------  --------------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .     $    150         $ (1)        $ (1,610)        $   (43)
 Realized gains
  (losses). . . . . .          214           --           (5,795)             23
 Change in unrealized
  appreciation
  (depreciation)
  during the year or
  period. . . . . . .        4,813           --          (37,571)            528
                          --------         ----         --------         -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .        5,177           (1)         (44,976)            508
                          --------         ----         --------         -------
Contract transactions:
 Net payments received
  from contract owners      95,688          375          235,552          34,872
 Net transfers for
  contract benefits
  and terminations. .      (10,327)          --           (8,055)             --
 Net transfers between
  subaccounts . . . .       59,083          527          145,289           2,966
                          --------         ----         --------         -------
Net increase in net
 assets resulting from
 contract transactions     144,444          902          372,786          37,838
                          --------         ----         --------         -------
Total increase in net
 assets . . . . . . .      149,621          901          372,810          38,346
Net assets at
 beginning of year or
 period . . . . . . .          901           --           38,346              --
                          --------         ----         --------         -------
Net assets at end of
 year or period . . .     $150,522         $901         $366,156         $38,346
                          ========         ====         ========         =======




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                  For the years and periods ended December 31,



                                      PUTNAM INVESTORS        PUTNAM VISTA
                                         SUBACCOUNT            SUBACCOUNT
                                      -----------------   -------------------
                                        2002     2001*      2002       2001*
                                      ---------  -------  ---------  --------
Increase (decrease) in net assets
 from operations:
 Net investment loss. . . . . . . .   $   (603)  $   (3)  $   (526)   $   (11)
 Realized gains (losses). . . . . .     (9,916)      --     (5,394)       157
 Change in unrealized depreciation
  during the year or period . . . .     (4,363)      --     (7,791)       (68)
                                      --------   ------   --------    -------
Net increase (decrease) in net
 assets resulting from operations .    (14,882)      (3)   (13,711)        78
                                      --------   ------   --------    -------
Contract transactions:
 Net payments received from contract    61,716
  owners. . . . . . . . . . . . . .               5,000     26,303     14,415
 Net transfers for contract benefits    (1,738)             (5,257)
  and terminations. . . . . . . . .                  --                    --
 Net transfers between subaccounts.     13,458       --     37,830      2,053
                                      --------   ------   --------    -------
Net increase in net assets resulting                        58,876
 from contract transactions . . . .     73,436    5,000   --------     16,468
                                      --------   ------               -------
Total increase in net assets. . . .     58,554    4,997     45,165     16,546
Net assets at beginning of year or
 period . . . . . . . . . . . . . .      4,997       --     16,546         --
                                      --------   ------   --------    -------
Net assets at end of year or period   $ 63,551   $4,997   $ 61,711    $16,546
                                      --------   ------   --------    -------





                         INTERNATIONAL   AIM V.I. CAPITAL     M FUND BUSINESS
                         EQUITY INDEX   DEVELOPMENT SERIES   OPPORTUNITY VALUE
                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                         -------------  ------------------  -------------------
                             2002*            2002*                2002*
                         -------------  ------------------  -------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) . . . . . . .    $    5,720        $   (976)            $    21
 Realized gains
  (losses) . . . . . .       (66,781)         25,975                  (2)
 Change in unrealized
  appreciation
  (depreciation) during
  the period . . . . .        38,874          (2,046)               (872)
                          ----------        --------             -------
Net increase (decrease)
 in net assets
 resulting from
 operations. . . . . .       (22,187)         22,953                (853)
                          ----------        --------             -------
Contract transactions:
 Net payments received
  from contract owners       488,409          46,971               4,501
 Net transfers for
  contract benefits and
  terminations . . . .       (15,588)         (1,190)             (2,426)
 Net transfers between
  subaccounts. . . . .       692,351         538,003              11,018
                          ----------        --------             -------
Net increase in net
 assets resulting from
 contract transactions     1,165,172         583,784              13,093
                          ----------        --------             -------
Total increase in net
 assets. . . . . . . .     1,142,985         606,737              12,240
Net assets at beginning
 of period . . . . . .            --              --                  --
                          ----------        --------             -------
Net assets at end of
 period. . . . . . . .    $1,142,985        $606,737             $12,240
                          ==========        ========             =======




* From commencement of operations (refer to footnote c in notes to financial statements #5)

See accompanying notes.

                    John Hancock Variable Annuity Account H

                         Notes to Financial Statements

                               December 31, 2002


1.  ORGANIZATION

John Hancock Variable Annuity Account H (the Account) is a separate investment account of John Hancock Life Insurance Company (JHLICO), a wholly-owned subsidiary of John Hancock Financial Services, Inc. (John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHLICO. Currently, the Account funds the Declaration, Patriot, Revolution Access, Revolution Extra, Revolution Standard, Revolution Value, and Revolution Wealth Builder Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of seventy-three Subaccounts. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust), John Hancock Declaration Trust (Declaration Trust), or of other Outside Investment Trust (Outside Trusts). New Subaccounts may be added as new Funds are added to the Trust, Declaration Trust or to the Outside Trusts, or as other investment options are developed, and made available to contract owners. The seventy-three Portfolios of the Trust, Declaration Trust and Outside Trust which are currently available, are the V.A. Relative Value, V.A. Financial Industries, V.A. Strategic Income, V.A. Sovereign Investors, V.A. Technology, Fundamental Growth, Small Cap Growth, Global Balanced, Large Cap Value CORE, Fundamental Value (formerly Large/Mid Cap Value), Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Short-Term Bond, Equity Index, High Yield Bond, Multi Cap Growth (formerly Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Small Cap Equity, Global Bond, AIM V.I. Growth, AIM V.I. Premier Equity (formerly AIM V.I. Value), MFS Growth Series, MFS New Discovery Series, MFS Research Series, Fidelity VIP II Contrafund, Fidelity VIP Growth, Fidelity VIP II Overseas Equity, Templeton International, Templeton Development Market, Janus Aspen Worldwide Growth, Brandes International Equity, Clifton Enhanced US Equity, Frontier Capital Appreciation, Turner Core Growth, Active Bond, Emerging Markets Equity, Health Sciences, International Opportunities, Large Cap Growth, Large Cap Value, Money Market , Alliance Growth & Income, Alliance Premier Growth, Delaware Small Value, Delaware Trend, Dreyfus Emerging Leaders, Dreyfus Mid Cap Stock, Fidelity VIP Growth, Fidelity VIP Overseas, Franklin Mutual Shares, Franklin Small Cap, Franklin US Government II, HSBC Fixed Income, HSBC Growth & Income, HSBC Cash Management, Lord Abbett Growth & Income, Lord Abbett Mid Cap Value, MFS Mid Cap Growth, MFS New Discovery Series SC, MFS Research Series SC, Oppenheimer Capital Appreciation, Putnam American Government, Putnam International Growth, Putnam Investors, Putnam Vista, International Equity Index, AIM V.I. Capital Development Series, and M Fund Business Opportunity Value Subaccounts. Each Portfolio has a different investment objective.

The assets of the Account are the property of JHLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHLICO may conduct.

                    John Hancock Variable Annuity Account H

2.  SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investments in shares of the Trust, Declaration Trust and of the Outside Trusts are valued at the reported net asset values of the respective underlying Portfolios. Investment transactions are recorded on the trade date. Realized gains and losses on sales of respective Fund shares are determined on the basis of identified cost. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A small portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. For any particular policy, the mortality assumption may be based on the Annuity 2000 Table, the 1983a Individual Annuity Mortality Table, the 1971 Individual Annuity Mortality Table (modified), or the Annuity Mortality Table for 1949 (modified). The assumed interest rate is 3.5%, unless the annuitant elects otherwise, in which case the rate may be 5.0% or 6.0%, as regulated by the laws of the respective states. The mortality risk is borne entirely by JHLICO and may result in additional amounts being transferred into the variable annuity account by JHLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of JHLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                    John Hancock Variable Annuity Account H

EXPENSES

JHLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which assets charges are deducted at various annual rates ranging from 1.00% to 1.25%, depending on the type of contract, of net assets of the Account.

JHLICO makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefit, sales charges on purchases (Accommodator only) and the surrender fee and annual contract fee (Independence only), which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables to/from Portfolios/JHLICO are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/from either the respective Portfolio and/or John Hancock Life Insurance Company for the benefit of contract owners.


3.  TRANSACTION WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHLICO or the Trust.

                    John Hancock Variable Annuity Account H

4.  DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts at December 31, 2002 were as follows:


SUBACCOUNT                           SHARES OWNED      COST          VALUE
----------                           ------------      ----          -----
V.A. Relative Value. . . . . . . .     3,950,793   $ 39,065,432   $ 22,084,936
V.A. Financial Industries. . . . .     3,055,810     48,103,099     35,447,401
V.A. Strategic Income. . . . . . .     6,248,296     54,402,151     54,172,723
V.A. Sovereign Investors . . . . .     2,339,333     34,575,374     26,504,641
V.A. Technology. . . . . . . . . .     4,508,301     17,080,815      9,828,097
Fundamental Growth . . . . . . . .     2,146,219     21,213,280     12,693,147
Small Cap Growth . . . . . . . . .     3,775,172     43,345,152     31,133,451
Global Balanced. . . . . . . . . .     1,044,276      8,809,432      8,274,667
Large Cap Value CORE . . . . . . .     3,419,393     34,049,701     27,171,385
Fundamental Value. . . . . . . . .     3,650,619     39,623,073     31,743,083
Small/Mid Cap Growth . . . . . . .     1,878,228     24,302,263     20,622,353
Bond Index . . . . . . . . . . . .    10,300,437    102,672,599    106,086,823
Large Cap Aggressive Growth. . . .     2,796,986     23,076,288     15,584,648
Small/Mid Cap CORE . . . . . . . .     1,592,119     15,024,188     13,189,227
Small Cap Value. . . . . . . . . .     5,483,330     74,196,119     68,797,502
Short-Term Bond. . . . . . . . . .     9,865,092     99,869,580    100,929,027
Equity Index . . . . . . . . . . .     7,341,925    114,183,041     83,434,893
High Yield Bond. . . . . . . . . .     4,545,103     31,790,577     26,854,516
Multi Cap Growth . . . . . . . . .     5,487,867     57,366,277     36,509,229
Real Estate Equity . . . . . . . .     2,652,539     36,674,386     33,924,029
Growth & Income. . . . . . . . . .    18,644,980    225,311,651    171,845,375
Managed. . . . . . . . . . . . . .    40,490,622    529,015,707    451,353,591
Small Cap Equity . . . . . . . . .       971,783      7,911,591      6,118,681
Global Bond. . . . . . . . . . . .     2,389,342     25,389,094     26,432,920
AIM V.I. Growth. . . . . . . . . .     1,870,877     38,779,486     21,140,913
AIM V.I. Premier Equity. . . . . .     2,489,836     63,456,736     40,385,133
MFS Growth Series. . . . . . . . .     2,129,944     22,412,449     15,080,004
MFS New Discovery Series . . . . .     1,387,821     21,111,889     14,488,855
MFS Research Series. . . . . . . .       941,634     15,200,398     10,150,817
Fidelity VIP II Contrafund . . . .     2,912,324     61,428,957     52,538,325
Fidelity VIP Growth. . . . . . . .     2,131,997     79,218,173     49,760,819
Fidelity VIP II Overseas Equity. .     1,201,767     19,405,283     13,147,336
Templeton International. . . . . .       498,545      7,274,391      4,696,299
Templeton Development Market . . .       666,378      3,552,991      3,125,313
Janus Aspen Worldwide Growth . . .       454,628     13,555,737      9,524,455
Brandes International Equity . . .        11,090        140,120        110,568

                    John Hancock Variable Annuity Account H

4.  DETAILS OF INVESTMENTS (CONTINUED)


SUBACCOUNT                            SHARES OWNED      COST           VALUE
----------                            ------------      ----           -----
Clifton Enhanced US Equity. . . . .         14,720  $    202,645   $    143,369
Frontier Capital Appreciation . . .          3,306        52,497         41,823
Turner Core Growth. . . . . . . . .          2,799        34,857         27,489
Active Bond . . . . . . . . . . . .     20,016,231   191,932,955    194,086,570
Emerging Markets Equity . . . . . .        863,671     5,669,361      5,174,580
Health Sciences . . . . . . . . . .      1,108,104    10,336,694      8,673,816
International Opportunities . . . .      2,537,565    19,429,863     19,174,606
Large Cap Growth. . . . . . . . . .      2,748,716    40,797,867     30,735,728
Large Cap Value . . . . . . . . . .      4,170,353    57,205,455     49,666,916
Money Market. . . . . . . . . . . .    253,773,170   253,773,195    253,773,195
Alliance Growth & Income. . . . . .         72,704     1,302,085      1,198,890
Alliance Premier Growth . . . . . .         13,550       283,624        234,277
Delaware Small Value. . . . . . . .         23,596       428,707        427,794
Delaware Trend. . . . . . . . . . .          2,497        54,422         50,238
Dreyfus Emerging Leaders. . . . . .          9,608       137,993        142,201
Dreyfus Mid Cap Stock . . . . . . .         31,968       428,486        384,257
Fidelity VIP Growth . . . . . . . .         17,026       447,051        395,171
Fidelity VIP Overseas . . . . . . .         22,768       274,136        248,174
Franklin Mutual Shares. . . . . . .         35,522       454,361        426,969
Franklin Small Cap. . . . . . . . .         17,879       256,112        227,063
Franklin US Government. . . . . . .        147,041     1,939,975      1,983,576
HSBC Fixed Income . . . . . . . . .         93,556       960,756      1,009,467
HSBC Growth & Income. . . . . . . .         74,731       548,113        474,539
HSBC Cash Management. . . . . . . .      1,392,089     1,392,089      1,392,089
Lord Abbett Growth & Income . . . .         26,803       537,002        504,711
Lord Abbett Mid Cap Value . . . . .         22,027       302,107        305,291
MFS Mid Cap Growth. . . . . . . . .         49,358       253,386        221,123
MFS New Discovery Series SC . . . .          7,395        88,719         76,759
MFS Research Series SC. . . . . . .         12,105       151,541        130,006
Oppenheimer Capital Appreciation. .         28,394       870,247        753,294
Putnam American Government. . . . .         12,238       145,709        150,522
Putnam International Growth . . . .         36,253       403,199        366,156
Putnam Investors. . . . . . . . . .          9,027        67,914         63,551
Putnam Vista. . . . . . . . . . . .          7,841        69,570         61,711
International Equity Index. . . . .        113,701     1,104,111      1,142,985
AIM Capital Development Series. . .         64,822       608,783        606,737
M Fund Business Opportunity Value .          1,563        13,112         12,240

                    John Hancock Variable Annuity Account H

4.  DETAILS OF INVESTMENTS (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust, Declaration Trust and of the Outside Trusts during 2002 were as follows:


SUBACCOUNT                                           PURCHASES       SALES
----------                                           ---------       -----
V.A. Relative Value . . . . . . . . . . . . . . .   $ 4,682,321   $  9,342,322
V.A. Financial Industries . . . . . . . . . . . .     7,475,138     16,781,396
V.A. Strategic Income . . . . . . . . . . . . . .    14,462,844     11,675,620
V.A. Sovereign Investors. . . . . . . . . . . . .     1,703,276      9,605,712
V.A. Technology . . . . . . . . . . . . . . . . .     9,222,890      7,776,822
Fundamental Growth. . . . . . . . . . . . . . . .     2,825,404      6,564,849
Small Cap Growth. . . . . . . . . . . . . . . . .    11,904,314     15,840,956
Global Balanced . . . . . . . . . . . . . . . . .     8,763,548      7,015,358
Large Cap Value CORE. . . . . . . . . . . . . . .     6,391,203      8,417,415
Fundamental Value . . . . . . . . . . . . . . . .     6,716,717      8,812,119
Small/Mid Cap Growth. . . . . . . . . . . . . . .    17,243,771     15,430,442
Bond Index. . . . . . . . . . . . . . . . . . . .    43,655,468     12,136,901
Large Cap Aggressive Growth . . . . . . . . . . .     3,014,311      6,040,227
Small/Mid Cap CORE. . . . . . . . . . . . . . . .    10,239,642      6,825,675
Small Cap Value . . . . . . . . . . . . . . . . .    32,583,899     23,842,339
Short-Term Bond . . . . . . . . . . . . . . . . .    45,969,109     12,556,148
Equity Index. . . . . . . . . . . . . . . . . . .    16,603,717     19,506,472
High Yield Bond . . . . . . . . . . . . . . . . .    11,686,854      5,898,991
Multi Cap Growth. . . . . . . . . . . . . . . . .    12,663,657     13,813,631
Real Estate Equity. . . . . . . . . . . . . . . .    19,827,058      5,792,962
Growth & Income . . . . . . . . . . . . . . . . .    24,266,901     42,105,706
Managed . . . . . . . . . . . . . . . . . . . . .    74,488,018    106,032,641
Small Cap Equity. . . . . . . . . . . . . . . . .     6,854,936      6,317,278
Global Bond . . . . . . . . . . . . . . . . . . .    22,052,519      7,646,387
AIM V.I. Growth . . . . . . . . . . . . . . . . .     1,905,116      7,611,515
AIM V.I. Premier Equity . . . . . . . . . . . . .     5,215,776     12,571,821
MFS Growth Series . . . . . . . . . . . . . . . .     3,267,717      6,182,412
MFS New Discovery Series. . . . . . . . . . . . .     4,533,779      4,406,309
MFS Research Series . . . . . . . . . . . . . . .     2,882,754      4,361,450
Fidelity VIP II Contrafund. . . . . . . . . . . .    10,768,835      9,565,566
Fidelity VIP Growth . . . . . . . . . . . . . . .    10,057,738     13,095,869
Fidelity VIP II Overseas Equity . . . . . . . . .    19,037,926     19,104,042
Templeton International . . . . . . . . . . . . .       824,631      1,644,086
Templeton Development Market. . . . . . . . . . .       967,829      1,308,890
Janus Aspen Worldwide Growth. . . . . . . . . . .    13,648,025     13,372,369
Brandes International Equity. . . . . . . . . . .        80,066         20,326

                    John Hancock Variable Annuity Account H

4.  DETAILS OF INVESTMENTS (CONTINUED)


SUBACCOUNT                                           PURCHASES        SALES
----------                                           ---------        -----
Clifton Enhanced US Equity . . . . . . . . . . .   $    120,055   $      1,561
Frontier Capital Appreciation. . . . . . . . . .         37,724         16,935
Turner Core Growth . . . . . . . . . . . . . . .         22,694            302
Active Bond. . . . . . . . . . . . . . . . . . .     49,917,675     22,632,356
Emerging Markets Equity. . . . . . . . . . . . .     13,983,355     10,416,806
Health Sciences. . . . . . . . . . . . . . . . .      6,091,305      2,855,193
International Opportunities. . . . . . . . . . .     32,386,652     16,977,625
Large Cap Growth . . . . . . . . . . . . . . . .     11,420,216      8,265,646
Large Cap Value. . . . . . . . . . . . . . . . .     27,941,700      8,346,268
Money Market . . . . . . . . . . . . . . . . . .    210,058,236    173,234,552
Alliance Growth & Income . . . . . . . . . . . .      1,763,584        418,211
Alliance Premier Growth. . . . . . . . . . . . .        296,371         27,082
Delaware Small Value . . . . . . . . . . . . . .        727,598        272,282
Delaware Trend . . . . . . . . . . . . . . . . .         59,653          5,630
Dreyfus Emerging Leaders . . . . . . . . . . . .        413,147        251,076
Dreyfus Mid Cap Stock. . . . . . . . . . . . . .        449,579         56,021
Fidelity VIP Growth. . . . . . . . . . . . . . .        493,875         43,162
Fidelity VIP Overseas. . . . . . . . . . . . . .        280,339         26,013
Franklin Mutual Shares . . . . . . . . . . . . .        475,285         37,910
Franklin Small Cap . . . . . . . . . . . . . . .        289,352         39,293
Franklin US Government . . . . . . . . . . . . .      1,943,862         80,799
HSBC Fixed Income. . . . . . . . . . . . . . . .      1,002,013        121,735
HSBC Growth & Income . . . . . . . . . . . . . .        565,541        103,507
HSBC Cash Management . . . . . . . . . . . . . .      1,450,951         76,109
Lord Abbett Growth & Income. . . . . . . . . . .        556,243         34,863
Lord Abbett Mid Cap Value. . . . . . . . . . . .        597,100        280,501
MFS Mid Cap Growth . . . . . . . . . . . . . . .        271,887         14,336
MFS New Discovery Series SC. . . . . . . . . . .         95,075          7,027
MFS Research Series SC . . . . . . . . . . . . .        175,177         26,734
Oppenheimer Capital Appreciation . . . . . . . .        865,444         61,138
Putnam American Government . . . . . . . . . . .        162,169         17,575
Putnam International Growth. . . . . . . . . . .        409,103         37,927
Putnam Investors . . . . . . . . . . . . . . . .        112,825         39,992
Putnam Vista . . . . . . . . . . . . . . . . . .         76,170         17,820
International Equity Index . . . . . . . . . . .      8,901,342      7,730,450
AIM Capital Development Series . . . . . . . . .      1,615,633      1,032,825
M Fund Business Opportunity Value. . . . . . . .         13,171             57

                    John Hancock Variable Annuity Account H

5. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:


                                                                           FOR THE YEARS AND PERIODS ENDED
                                      AT DECEMBER 31,                                DECEMBER 31,
                             ----------------------------------  ----------------------------------------------------
                                           UNIT                      EXPENSES       INVESTMENT           TOTAL
                             UNITS       FAIR VALUE     ASSETS        RATIO*          INCOME           RETURN***
     SUBACCOUNT              (000S)  LOWEST TO HIGHEST  (000S)   LOWEST TO HIGHEST    RATIO**      LOWEST TO HIGHEST
---------------------        ------  -----------------  -------  -----------------  -----------  --------------------
V.A. Relative Value    2002   3,954  $ 5.07 to $ 9.72   $22,085     1% to 1.25%        0.54%      (42.65)% to (42.52)%
                       2001   4,674    8.84 to  16.91    46,020      1 to 1.25         0.23         (4.01) to (3.76)

V.A. Financial
 Industries            2002   3,057   11.60 to  11.76    35,447      1 to 1.25         0.87        (20.44) to (20.27)
                       2001   3,795   10.78 to  14.75    55,345      1 to 1.25         0.69        (18.55) to (18.53)

V.A. Strategic Income  2002   3,898   13.90 to  14.13    54,182      1 to 1.25         7.28           6.51 to 6.80
                       2001   3,924   10.68 to  13.23    51,204      1 to 1.25         7.88           3.24 to 3.52

V.A. Sovereign
 Investors             2002   2,293   11.55 to  11.74    26,505      1 to 1.25         1.13        (22.27) to (22.05)
                       2001  29,323    9.44 to  15.06    43,613      1 to 1.25         1.76         (6.78) to (6.52)

V.A. Technology        2002   4,653        2.11           9,828        1.25              --/b/          (47.51)
                       2001   4,103    4.02 and  4.03    16,503        1.25            0.01             (44.78)

Fundamental Growth     2002   1,868    6.97 to   7.20    12,693      1 to 1.25           --/b/     (31.14) to (30.97)
                       2001   2,324    9.86 to  10.43    22,933      1 to 1.25           --/b/     (33.11) to 4.30/d/

Small Cap Growth       2002   3,168    9.80 to  11.49    31,113      1 to 1.25           --/b/     (31.07) to (30.87)
                       2001   3,505    9.96 to  16.57    49,788      1 to 1.25           --/b/     (13.69) to 65.70/d/

Global Balanced        2002     831        9.96           8,275        1.25            1.31              (7.43)
                       2001     656    8.82 and 10.76     7,065        1.25            1.20              (7.64)

Large Cap Value CORE   2002   3,340        8.13          27,171        1.25            1.18             (19.27)
                       2001   3,617   10.07 and 10.10    36,432        1.25            1.00              (5.98)


Fundamental Value      2002   3,627        8.75          31,743        1.25            1.27             (18.45)
                       2001   3,926   10.73 and 10.75    42,121        1.25            0.99              (8.13)


                    John Hancock Variable Annuity Account H

5. UNIT VALUES (CONTINUED)

                                                                                FOR THE YEARS AND PERIODS ENDED
                                          AT DECEMBER 31,                                DECEMBER 31,
                                -----------------------------------  -------------------------------------------------
                                              UNIT                       EXPENSES       INVESTMENT            TOTAL
                                UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME            RETURN***
       SUBACCOUNT               (000S)  LOWEST TO HIGHEST   (000S)   LOWEST TO HIGHEST    RATIO**       LOWEST TO HIGHEST
------------------------        ------  -----------------  --------  -----------------  -----------  -----------------------
Small/Mid Cap Growth      2002   1,274       $16.19        $ 20,622        1.25%             --/b/           (22.13)%
                          2001   1,194   11.53 and 20.79     24,823        1.25              --/b/             1.56

Bond Index                2002   8,636        12.28         106,087        1.25            5.32                8.58
                          2001   6,268   13.31 and 11.75     70,904        1.25            5.93                6.40

Large Cap Aggressive
 Growth                   2002   2,843         5.48          15,585        1.25              --/b/           (32.26)
                          2001   3,305    8.09 and 8.11      26,730        1.25              --/b/           (15.73)

Small/Mid Cap CORE        2002   1,205        10.94          13,189        1.25            0.50              (16.23)
                          2001     948   11.90 and 13.06     12,379        1.25            0.52               (0.76)

Small Cap Value           2002   4,564        15.07          68,798        1.25            0.61               (7.60)
                          2001   4,203   16.31 and 16.35     68,562        1.25            0.90               17.59/d/

Short-Term Bond           2002   6,809        14.82         100,929        1.25            4.28                4.37
                          2001   4,685   11.54 and 14.20     66,549        1.25            5.17                6.69

Equity Index              2002   6,192   11.20 to 13.49      83,435      1 to 1.25         1.38         (23.27) to (23.08)
                          2001   6,499    8.67 to 17.58     114,127      1 to 1.25         1.26         (13.06) to 75.80/d/

High Yield Bond           2002   3,122         8.60          26,855        1.25            9.90               (5.70)
                          2001   2,743    9.10 and 9.12      25,019        1.25            9.64                0.88

Multi Cap Growth          2002  12,342         2.96          36,509        1.25              --/b/           (33.18)
                          2001  12,864    4.43 and 4.44      56,981        1.25              --/b/           (37.69)

Real Estate Equity        2002   2,965        11.44          33,924        1.25            4.73                0.09
                          2001   1,948   11.43 and 11.45     22,269        1.25            5.78                4.38

Growth & Income           2002  30,324    5.66 to 9.99      171,845      1 to 1.25         0.73         (23.10) to (22.98)
                          2001  33,579    7.36 to 12.97     247,664      1 to 1.25         0.62       (26.4)/d/ to 29.70/d/

Managed                   2002  56,403         8.00         451,354        1.25            1.79              (14.35)
                          2001  61,363    9.34 and 9.35     573,043        1.25            2.09               (4.01)

Small Cap Equity          2002   1,092         5.60           6,119        1.25            0.19              (29.11)
                          2001   1,037    7.90 and 7.91       8,194        1.25            0.14               (4.93)

                    John Hancock Variable Annuity Account H

5. UNIT VALUES (CONTINUED)

                                                                             FOR THE YEARS AND PERIODS ENDED
                                         AT DECEMBER 31,                              DECEMBER 31,
                                ----------------------------------  -------------------------------------------------
                                              UNIT                      EXPENSES       INVESTMENT          TOTAL
                                UNITS       FAIR VALUE     ASSETS        RATIO*          INCOME          RETURN***
       SUBACCOUNT               (000S)  LOWEST TO HIGHEST  (000S)   LOWEST TO HIGHEST    RATIO**     LOWEST TO HIGHEST
------------------------        ------  -----------------  -------  -----------------  -----------  -------------------

Global Bond               2002  2,184        $12.10         26,433        1.25%           5.97%           17.36%
                          2001  1,001    10.31 and 10.32    10,318        1.25            9.33            (2.74)

AIM V.I. Growth           2002  4,917         4.30          21,141        1.25              --/b/        (31.85)
                          2001  6,072     6.31 and 6.32     38,294        1.25            0.27           (34.68)

AIM V.I. Premier Equity   2002  6,842         5.90          40,385        1.25            0.30           (31.16)
                          2001  7,993     8.57 and 8.59     68,492        1.25            0.17           (13.61)

MFS Growth Series         2002  2,456         6.14          15,080        1.25              --/b/        (28.44)
                          2001  2,881     8.58 and 8.60     24,718        1.25            0.77           (25.07)

MFS New Discovery Series  2002  1,549         9.35          14,489        1.25              --/b/        (32.49)
                          2001  1,557    13.85 and 13.89    21,565        1.25            2.75            (6.23)

MFS Research Series       2002  1,572         6.46          10,151        1.25            0.28           (25.49)
                          2001  1,780     8.67 and 8.69     15,424        1.25            1.06           (22.17)

Fidelity VIP II
 Contrafund               2002  6,347          8.28         52,538        1.25            0.72           (10.49)
                          2001  6,215     9.25 and 9.28     57,519        1.25            0.42           (13.47)

Fidelity VIP Growth       2002  8,404         5.92          49,761        1.25            0.15           (31.08)
                          2001  8,939     8.59 and 8.61     76,779        1.25              --/b/        (18.73)

Fidelity VIP II Overseas
 Equity                   2002  2,157         6.10          13,147        1.25            0.72           (21.29)
                          2001  2,147     7.75 and 7.77     16,640        1.25            4.06           (22.27)

Templeton International   2002    662         7.09           4,696        1.25            1.65           (19.61)
                          2001    769     8.82 and 8.84      6,777        1.25            3.33           (17.03)

Templeton Development
 Market                   2002    439         7.12           3,125        1.25            1.55            (1.66)
                          2001    492     7.22 and 7.24      3,554        1.25            0.90            (9.05)



                    John Hancock Variable Annuity Account H

5. UNIT VALUES (CONTINUED)

                                                                                FOR THE YEARS AND PERIODS ENDED
                                           AT DECEMBER 31,                               DECEMBER 31,
                                 -----------------------------------  -----------------------------------------------------
                                               UNIT                       EXPENSES       INVESTMENT           TOTAL
                                 UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME           RETURN***
       SUBACCOUNT                (000S)  LOWEST TO HIGHEST   (000S)   LOWEST TO HIGHEST    RATIO**      LOWEST TO HIGHEST
------------------------         ------  -----------------  --------  -----------------  -----------  ---------------------
Janus Aspen Worldwide
 Growth                   2002    1,880        $5.01           9,524           1.25%         0.59%            (26.52)%
                          2001    1,848    6.90 and 6.91      12,763           1.25          0.37             (23.59)

Brandes International
 Equity                   2002       14        7.98              111           1.25          1.37             (16.35)
                          2001        8    9.54 and 9.56          80           1.25          2.07             (13.82)

Clifton Enhanced US
 Equity                   2002       25        5.81              143           1.25          4.44             (25.99)
                          2001        9    7.85 and 7.87          74           1.25          4.69             (14.11)

Frontier Capital
 Appreciation             2002        6        6.75               42           1.25            --/b/          (26.33)
                          2001        4    9.15 and 9.17          41           1.25            --/b/           (2.24)

Turner Core Growth        2002        6        4.68               27           1.25          0.29             (27.44)
                          2001        2    6.45 and 6.47          13           1.25          0.20             (35.50)/d/

Active Bond               2002   17,616   11.00 to 14.02     194,087         1 to 1.25       5.30          5.87 to 6.21
                          2001   15,778   10.39 to 13.20     163,939         1 to 1.25       4.26/c/    3.90/d/ to 32.00/d/

Emerging Markets Equity   2002      570        9.01            5,175           1.25          0.30             (7.92)
                          2001      235    9.81 and 9.85       2,313           1.25          0.32/c/          (1.50)/d/

Health Sciences           2002    1,128         7.69           8,674           1.25          0.25             (20.97)
                          2001      769    9.73 and 9.75       7,480           1.25            --/b/           (2.70)/d/

International                                                                                            (19.33) to 0.89/d/
 Opportunities            2002    2,851    6.72 to 6.79       19,175         1 to 1.25       0.59
                          2001      569    8.33 and 8.55       4,739           1.25          0.22/c/          (16.70)/d/

Large Cap Growth          2002    5,305        5.79           30,736           1.25          0.34             (28.78)
                          2001    4,990    8.13 and 9.11      40,558           1.25          0.35/c/          (18.70)/d/

Large Cap Value           2002    5,096        9.75           49,667           1.25          1.73             (14.32)
                          2001    3,439   9.94 and 11.38      39,125           1.25          1.25/c/          (13.80)/d/


                                       68

                    John Hancock Variable Annuity Account H

5. UNIT VALUES (CONTINUED)

                                                                               FOR THE YEARS AND PERIODS ENDED
                                          AT DECEMBER 31,                               DECEMBER 31,
                                -----------------------------------  -------------------------------------------------
                                              UNIT                       EXPENSES       INVESTMENT           TOTAL
                                UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME           RETURN***
       SUBACCOUNT               (000S)  LOWEST TO HIGHEST   (000S)   LOWEST TO HIGHEST    RATIO**      LOWEST TO HIGHEST
------------------------        ------  -----------------  --------  -----------------  -----------  ---------------------
Money Market              2002  24,998   $10.15 to $12.17   253,773     1% to 1.25%       1.47%           0.30% to 0.50%
                          2001  21,414    10.12 to 12.11    216,950      1 to 1.25        0.52/c/       1.20/d/ to 21.10/d/

Alliance Growth & Income  2002     149         8.06           1,199       1.25            0.54                (23.24)
                          2001       6        10.50              67       1.25              --/b/               5.00/d/

Alliance Premier Growth   2002      32         7.34             234       1.25              --/b/             (31.71)
                          2001       2        10.88              19       1.25              --/b/               8.80/d/

Delaware Small Value      2002      41        10.31             428       1.25            0.50                 (6.95)
                          2001       2        11.08              20       1.25              --/b/              10.80/d/

Delaware Trend            2002       6         9.08              50       1.25              --/b/             (21.04)
                          2001      --/a/     11.50               1       1.25              --/b/              15.00/d/

Dreyfus Emerging Markets  2002      16         8.94             142       1.25              --/b/             (21.09)
                          2001       1        11.33              13       1.25              --/b/              13.30/d/

Dreyfus Mid Cap Stock     2002      40         9.59             384       1.25            0.35                (13.76)
                          2001       3        11.12              35       1.25            0.41/c/              11.20/d/

Fidelity VIP Growth       2002      53         7.45             395       1.25            0.04                (31.15)
                          2001       1        10.82              10       1.25              --/b/               8.20/d/

Fidelity VIP Overseas     2002      30         8.19             248       1.25            0.31                (21.48)
                          2001       2        10.43              24       1.25              --/b/               4.30/d/

Franklin Mutual Shares    2002      46         9.21             427       1.25            0.70                (12.95)
                          2001       2        10.58              22       1.25              --/b/               5.80/d/

Franklin Small Cap        2002      28         8.11             227       1.25            0.25                (29.36)
                          2001       1        11.48              15       1.25              --/b/              14.80/d/

Franklin US Government    2002     185        10.72           1,984       1.25            4.41                  8.39
                          2001       8         9.89              76       1.25              --/b/              (1.10)/d/


                    John Hancock Variable Annuity Account H

5. UNIT VALUES (CONTINUED)

                                                                            FOR THE YEARS AND PERIODS ENDED
                                         AT DECEMBER 31,                             DECEMBER 31,
                                ---------------------------------  -------------------------------------------------
                                              UNIT                     EXPENSES       INVESTMENT          TOTAL
                                UNITS       FAIR VALUE     ASSETS       RATIO*          INCOME          RETURN***
       SUBACCOUNT               (000S)  LOWEST TO HIGHEST  (000S)  LOWEST TO HIGHEST    RATIO**     LOWEST TO HIGHEST
------------------------        ------  -----------------  ------  -----------------  -----------  -------------------
HSBC Fixed Income         2002    94         $10.65         1,009        1.25%           2.87%           8.56%
                          2001     8           9.81            78        1.25            0.51/c/        (1.90)/d/

HSBC Growth & Income      2002    62           7.69           475        1.25            0.40          (25.84)
                          2001    11          10.37           109        1.25            1.29            3.70/d/

HSBC Variable Cash
 Management               2002   140           9.95         1,392        1.25            0.39           (0.50)
                          2001     2          10.00            17        1.25            0.10/c/           --

Lord Abbett Growth &
 Income                   2002    57           8.91            505       1.25            1.44          (16.81)
                          2001     2          10.71            18        1.25              --/b/         7.10/d/

Lord Abbett Mid Cap
 Value                    2002    32           9.58           305        1.25            0.93          (10.38)
                          2001     2          10.69            23        1.25              --/b/         6.90/d/

MFS Mid Cap Growth        2002    36           6.13           221        1.25              --/b/       (44.12)
                          2001    --/a/       10.97             4        1.25              --/b/         9.70/d/

MFS New Discovery Series
 SC                       2002    10           8.01            77        1.25              --/b/       (32.69)
                          2001    --/a/       11.90             3        1.25              --/b/        19.00/d/

MFS Research Series SC    2002    16           7.99           130        1.25            0.08          (25.67)
                          2001     1          10.75             7        1.25              --/b/         7.50/d/

Oppenheimer Capital
 Appreciation             2002    96           7.83           753        1.25            0.32          (27.97)
                          2001     8          10.87            87        1.25              --/b/         8.70/d/

Putnam American
 Government               2002    14          10.64           151        1.25            1.49            7.47
                          2001    --/a/        9.90             1        1.25              --/b/        (1.00)/d/

Putnam International
 Growth                   2002    43           8.61           366        1.25            0.39          (18.70)
                          2001     4          10.59            38        1.25              --/b/         5.90/d/

                    John Hancock Variable Annuity Account H

5. UNIT VALUES (CONTINUED)

                                                                             FOR THE YEARS AND PERIODS ENDED
                                          AT DECEMBER 31,                             DECEMBER 31,
                                 ---------------------------------  -------------------------------------------------
                                               UNIT                    EXPENSES
                                             FAIR VALUE                  RATIO*       INVESTMENT          TOTAL
                                  UNIT      LOWEST TO       ASSETS     LOWEST TO        INCOME          RETURN***
       SUBACCOUNT                (000s)       HIGHEST       (000s)       HIGHEST       RATIO**      LOWEST TO HIGHEST
------------------------         ----        --------       ------     --------        -------      -----------------
Putnam Investors          2002      8         $ 7.95            64        1.25%          0.14%           (24.93)%
                          2001     --/a/       10.59             5        1.25             --/b/           5.90 /d/

Putnam Vista              2002      8           7.85            62        1.25             --/b/         (31.44)
                          2001      1          11.45            17        1.25             --/b/          14.50 /d/

International Equity
 Index                    2002    169           6.77         1,143        1.25           2.55/c/         (18.63)/d/

AIM V.I. Capital
Development Series        2002     81           7.45           607        1.25             --/b/         (24.44)/d/

M Fund Business
 Opportunity Value        2002      2           7.78            12        1.25           1.60/c/         (14.79)/d/




* These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated, divided by average net assets. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the distributions from net investment income income received by the Subaccount from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccounts invest.

*** These amounts represents the total return for the periods indicated, including changes in the value of the underlying portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account (the date of the first contract transfer into the Subaccount subsequent to the inception of the investment option). The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                    John Hancock Variable Annuity Account H
a  Total accumulation units not greater than 500 units.

b  Portfolio distributed no dividends during the period.

c From commencement of Subaccount operations as follows (Investment Income Ratio is annualized):

SUBACCOUNT                                        2002              2001
----------                                        ----              ----
Active Bond Portfolio                                               May 1
Emerging Markets Equity                                             May 1
Health Sciences                                                     May 1
International Opportunities                                         May 1
Large Cap Growth                                                    May 1
Large Cap Value                                                     May 1
Money Market                                                        May 1
Alliance Growth & Income                                         October 22
Alliance Premier Growth                                          October 22
Delaware Small Value                                             October 22
Delaware Trend                                                   October 22
Dreyfus Emerging Leaders                                         October 22
Dreyfus Mid Cap Stock                                            October 22
Fidelity VIP Growth                                              October 22
Fidelity VIP Overseas                                            October 22
Franklin Mutual Shares                                           October 22
Franklin Small Cap                                               October 22
Franklin US Government                                           October 22
HSBC Fixed Income                                                October 22
HSBC Growth & Income                                             October 22
HSBC Money Market                                                October 22
Lord Abbett Growth & Income                                      October 22
Lord Abbett Mid Cap Value                                        October 22
MFS Mid Cap Growth                                               October 22
MFS New Discovery Series SC                                      October 22
MFS Research Series SC                                           October 22
Oppenheimer Capital Appreciation                                 October 22
Putnam American Government                                       October 22
Putnam International Growth                                      October 22
Putnam Investors                                                 October 22
Putnam Vista                                                     October 22
International Equity Index                        May 6
AIM V.I. Capital Development Series               May 3
M Fund Business Opportunity Value                June 26

                    John Hancock Variable Annuity Account H
d From commencement of product operations as follows (For the year or period ending December 31, 2001, total return was calculated using a beginning accumulation unit value of $10. This value represents the accumulation unit value at the inception of the investment option):


SUBACCOUNT                          2002                     2001
----------                          ----                     ----
Fundamental Growth                                       November 15
International Equity                                     November 15
Small Cap Growth                                         November 15
Equity Index                                             November 15
Growth & Income                                          November 15
Active Bond Portfolio                               May 1 and November 15,
                                                         respectively
Emerging Markets                                            May 1
Health Sciences                                             May 1
International Opportunities     September 16                May 1
Large Cap Growth                                            May 1
Large Cap Value                                             May 1
Money Market                                        May 1 and November 15,
                                                         respectively
Alliance Growth & Income                                  October 22
Alliance Premier Growth                                   October 22
Delaware Small Value                                      October 22
Delaware Trend                                            October 22
Dreyfus Emerging Leaders                                  October 22
Dreyfus Mid Cap Stock                                     October 22
Fidelity VIP Growth SC2                                   October 22
Fidelity VIP Overseas SC2                                 October 22
Franklin Mutual Shares Sec                                October 22
Franklin Small Cap                                        October 22
Franklin US Government II                                 October 22
HSBC Fixed Income                                         October 22
HSBC Growth & Income                                      October 22
HSBC Money Market                                         October 22
Lord Abbett Growth & Income                               October 22
Lord Abbett Mid Cap Value                                 October 22
MFS Mid Cap Growth                                        October 22
MFS New Discovery SC                                      October 22
MFS Research SC                                           October 22
Oppenheimer Cap. Appreciation                             October 22
Putnam American Government                                October 22
Putnam International Growth                               October 22
Putnam Investors                                          October 22
Putnam Vista                                              October 22
International Equity Index         May 6
AIM V.I. Capital Development
 Series                            May 3
M Fund Business Opportunity
 Value                            June 26

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (the Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2002. Our audits also included the financial statement schedules listed in the Index at Item 15(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and other intangible assets and in 2001 the Company changed its method of accounting for its employee pension plan and postretirement health and welfare plans and derivatives.


                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 14, 2003

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS



                                                              DECEMBER 31
                                                          --------------------
                                                            2002        2001
                                                          ---------  -----------
                                                             (IN MILLIONS)
ASSETS
Investments - Notes 3 and 5
Fixed maturities:
 Held-to-maturity-at amortized cost
  (fair value: 2002-$1,777.2; 2001-$1,908.2). . . . . .   $ 1,727.0   $ 1,923.5
 Available-for-sale-at fair value
 (cost: 2002-$41,206.5; 2001-$35,778.0) . . . . . . . .    42,046.3    36,072.1
Equity securities:
 Available-for-sale-at fair value
 (cost: 2002-$307.5; 2001-$433.1) . . . . . . . . . . .       349.6       562.3
 Trading securities-at fair value
  (cost: 2002-$0.3; 2001-$2.7). . . . . . . . . . . . .         0.7         1.4
Mortgage loans on real estate . . . . . . . . . . . . .    10,296.5     9,667.0
Real estate . . . . . . . . . . . . . . . . . . . . . .       255.3       380.4
Policy loans. . . . . . . . . . . . . . . . . . . . . .     2,014.2     1,927.0
Short-term investments. . . . . . . . . . . . . . . . .       137.3        78.6
Other invested assets . . . . . . . . . . . . . . . . .     2,839.1     1,676.9
                                                          ---------   ---------
 Total Investments. . . . . . . . . . . . . . . . . . .    59,666.0    52,289.2
Cash and cash equivalents . . . . . . . . . . . . . . .       897.0     1,025.3
Accrued investment income . . . . . . . . . . . . . . .       743.2       745.9
Premiums and accounts receivable. . . . . . . . . . . .       114.1       117.2
Deferred policy acquisition costs . . . . . . . . . . .     3,352.6     3,186.3
Reinsurance recoverable - Note 10 . . . . . . . . . . .     2,958.9     2,464.3
Other assets. . . . . . . . . . . . . . . . . . . . . .     2,660.3     2,298.4
Separate account assets . . . . . . . . . . . . . . . .    17,414.9    18,998.1
                                                          ---------   ---------
 Total Assets . . . . . . . . . . . . . . . . . . . . .   $87,807.0   $81,124.7
                                                          =========   =========



The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                             DECEMBER 31,
                                                         --------------------
                                                           2002        2001
                                                         ---------  -----------
                                                            (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits . . . . . . . . . . . . . . . .   $34,233.8   $29,715.0
Policyholders' funds . . . . . . . . . . . . . . . . .    22,571.0    20,530.3
Consumer notes - Note 8. . . . . . . . . . . . . . . .       290.2          --
Unearned revenue . . . . . . . . . . . . . . . . . . .       368.9       346.0
Unpaid claims and claim expense reserves . . . . . . .       160.7       203.8
Dividends payable to policyholders . . . . . . . . . .       463.0       472.8
Short-term debt - Note 8 . . . . . . . . . . . . . . .        99.5       124.6
Long-term debt - Note 8. . . . . . . . . . . . . . . .       703.9       661.7
Income taxes - Note 6. . . . . . . . . . . . . . . . .       925.0       803.9
Other liabilities. . . . . . . . . . . . . . . . . . .     4,397.3     3,632.5
Separate account liabilities . . . . . . . . . . . . .    17,414.9    18,998.1
                                                         ---------   ---------
 Total Liabilities . . . . . . . . . . . . . . . . . .    81,628.2    75,488.7
Minority interest - Note 9 . . . . . . . . . . . . . .         7.3        28.8
Commitments and contingencies - Note 12
Shareholder's Equity - Note 13
Common stock, $10,000 par value; 1,000 shares
  authorized and outstanding . . . . . . . . . . . . .        10.0        10.0
Additional paid in capital . . . . . . . . . . . . . .     4,763.2     4,763.4
Retained earnings. . . . . . . . . . . . . . . . . . .       956.1       608.2
Accumulated other comprehensive income . . . . . . . .       442.2       225.6
                                                         ---------   ---------
 Total Shareholder's Equity. . . . . . . . . . . . . .     6,171.5     5,607.2
                                                         ---------   ---------
 Total Liabilities and Shareholder's Equity. . . . . .   $87,807.0   $81,124.7
                                                         =========   =========



The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                 YEARS ENDED DECEMBER 31,
                                               ------------------------------
                                                 2002       2001        2000
                                               ---------  ---------  ----------
                                                       (IN MILLIONS)
REVENUES
 Premiums. . . . . . . . . . . . . . . . . .   $1,984.2   $2,351.9    $2,390.7
 Universal life and investment-type product
  charges. . . . . . . . . . . . . . . . . .      606.0      600.8       591.4
 Net investment income - Note 3. . . . . . .    3,581.0    3,646.2     3,563.9
 Net realized investment and other gains
  (losses), net of related amortization of
  deferred policy acquisition costs, amounts
  credited to participating pension
  contractholders and the policyholder
  dividend obligation ($(74.2), $(4.1), and
  $11.6, respectively) - Notes 1, 3 and 14 .     (450.5)    (245.8)       78.3
 Investment management revenues, commissions
  and other fees . . . . . . . . . . . . . .      507.6      585.1       746.5
 Other revenue . . . . . . . . . . . . . . .      241.5      185.8         3.4
                                               --------   --------    --------
   Total revenues. . . . . . . . . . . . . .    6,469.8    7,124.0     7,374.2

BENEFITS AND EXPENSES
 Benefits to policyholders, excluding amounts
  related to net realized investment and
  other gains (losses) credited to
  participating pension contractholders and
  the policyholder dividend obligation
  ($(35.3), $25.3, and $21.0,
  respectively) - Notes 1, 3 and 14. . . . .    3,805.2    4,328.1     4,247.4
 Other operating costs and expenses. . . . .    1,227.5    1,227.8     1,288.8
 Amortization of deferred policy acquisition
  costs, excluding amounts related to net
  realized investment and other gains
  (losses) ($(38.9) $(29.4) and $(9.4),
  respectively) - Notes 1, 3 and 14. . . . .      313.4      249.0       187.1
 Dividends to policyholders. . . . . . . . .      556.2      551.7       539.2
 Demutualization expenses. . . . . . . . . .         --         --        10.6
                                               --------   --------    --------
   Total benefits and expenses . . . . . . .    5,902.3    6,356.6     6,273.1
                                               --------   --------    --------
Income before income taxes and cumulative
 effect of accounting changes. . . . . . . .      567.5      767.4     1,101.1
Income taxes - Note 6. . . . . . . . . . . .      108.6      200.7       308.9
                                               --------   --------    --------
Income before cumulative effect of accounting
 changes . . . . . . . . . . . . . . . . . .      458.9      566.7       792.2
Cumulative effect of accounting changes, net
 of income tax - Note 1. . . . . . . . . . .         --        7.2          --
                                               --------   --------    --------
Net income . . . . . . . . . . . . . . . . .   $  458.9      573.9    $  792.2
                                               ========   ========    ========



The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                             ACCUMULATED
                                     ADDITIONAL                 OTHER          TOTAL
                          COMMON     PAID IN     RETAINED   COMPREHENSIVE  SHAREHOLDER'S    OUTSTANDING
                          STOCK      CAPITAL     EARNINGS   INCOME (LOSS)     EQUITY          SHARES
                        ----------  ----------  ----------  -------------  -------------   -------------
                                            (IN MILLIONS, EXCEPT FOR SHARE AMOUNTS)
Balance at January 1,
 2000 . . . . . . . .            --        --    $ 4,352.5      $  5.4        $4,357.9            --
 Demutualization
  transaction . . . .   $      10.0  $4,722.1     (4,394.4)                      337.7         1,000
 Comprehensive income:
   Net income before
    demutualization .                                 41.9                        41.9
   Net income after
    demutualization .                                750.3                       750.3
                                                 ---------                    --------
    Net income. . . .                                792.2                       792.2
 Other comprehensive
  income, net of tax:
   Net unrealized
    investment gains.                                             54.6            54.6
   Foreign currency
    translation
    adjustment. . . .                                             (1.5)           (1.5)
   Minimum pension
    liability . . . .                                              8.2             8.2
                                                                              --------
 Comprehensive income                                                            853.5
 Capital contributions
  from parent company                    42.5                                     42.5
 Dividend paid to
  parent company. . .                               (466.0)                     (466.0)
                        -----------  --------    ---------      ------        --------         -----
Balance at December
 31, 2000 . . . . . .          10.0   4,764.6        284.3        66.7         5,125.6         1,000

 Demutualization
  transaction . . . .                    (1.2)                                    (1.2)
 Comprehensive income:
    Net income. . . .                                573.9                       573.9
   Other comprehensive
    income, net of
    tax:
    Net unrealized
     investment losses                                           (81.1)          (81.1)
    Foreign currency
     translation
     adjustment . . .                                              1.0             1.0
    Minimum pension
     liability. . . .                                             15.2            15.2
    Cash flow hedges.                                             (3.8)           (3.8)
                                                                              --------
 Comprehensive income                                                            505.2
 Dividend paid to
  parent company. . .                               (250.0)                     (250.0)
 Change in accounting
  principles. . . . .                                            227.6           227.6
                        -----------  --------    ---------      ------        --------         -----
Balance at December
 31, 2001 . . . . . .          10.0   4,763.4        608.2       225.6         5,607.2         1,000

 Demutualization
  transaction . . . .                    (0.2)                                    (0.2)
 Comprehensive income:
   Net income . . . .                                458.9                       458.9
 Other comprehensive
  income, net of tax:
    Net unrealized
     investment gains                                             65.7            65.7
    Minimum pension
     liability. . . .                                            (24.4)          (24.4)
    Cash flow hedges.                                            175.3           175.3
                                                                              --------
 Comprehensive income                                                            675.5
 Dividends paid to
  parent company. . .                               (111.0)                     (111.0)
                        -----------  --------    ---------      ------        --------         -----
Balance at December
 31, 2002 . . . . . .   $      10.0  $4,763.2        956.1      $442.2        $6,171.5         1,000
                        ===========  ========    =========      ======        ========         =====

 The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                              YEARS ENDED DECEMBER 31,
                                         -------------------------------------
                                            2002         2001         2000
                                         -----------  -----------  -----------
                                                    (IN MILLIONS)
Cash flows from operating activities:
Net income . . . . . . . . . . . . . .   $    458.9   $    573.9    $   792.2
 Adjustments to reconcile net income to
  net cash provided by operating
  activities:
   Amortization of discount - fixed
    maturities . . . . . . . . . . . .        (78.3)      (134.0)      (102.9)
   Net realized investment and other
    (gains) losses . . . . . . . . . .        450.5        245.8        (78.3)
   Change in deferred policy
    acquisition costs. . . . . . . . .       (194.1)      (204.0)      (235.4)
   Depreciation and amortization . . .         47.4         72.1         78.8
   Net cash flows from trading
    securities . . . . . . . . . . . .          0.7          0.2         (0.1)
   Decrease (increase) in accrued
    investment income. . . . . . . . .          2.7        (46.5)       (89.8)
   Decrease in premiums and accounts
    Receivable . . . . . . . . . . . .          3.1         11.8          8.4
   Increase in other assets and other
    liabilities, net . . . . . . . . .       (308.4)      (263.5)      (464.5)
   Increase in policy liabilities and
    accruals, net. . . . . . . . . . .      2,086.8      2,323.7      1,798.1
   Increase (decrease) in income taxes         (2.7)       195.4        336.7
                                         ----------   ----------    ---------
    Net cash provided by operating
     activities. . . . . . . . . . . .      2,466.6      2,774.9      2,043.2
Cash flows used in investing
 activities:
 Sales of:
   Fixed maturities available-for-sale      4,897.1     16,058.9      4,360.5
   Equity securities available-for-sale       316.4        614.6        669.9
   Real estate . . . . . . . . . . . .        127.7         53.8         59.8
   Short-term investments and other
    invested assets. . . . . . . . . .        458.7        113.4         81.5
 Maturities, prepayments and scheduled
  redemptions of:
   Fixed maturities held-to-maturity .        214.2        241.8      1,807.2
   Fixed maturities available-for-sale      2,720.1      3,087.0      1,490.0
   Short-term investments and other
    invested assets. . . . . . . . . .        149.3        168.4        418.8
   Mortgage loans on real estate . . .      1,520.6      1,342.0      1,447.4
 Purchases of:
   Fixed maturities held-to-maturity .        (27.6)       (66.7)    (2,092.4)
   Fixed maturities available-for-sale    (12,984.7)   (26,321.9)    (6,961.4)
   Equity securities available-for-sale       (90.9)      (285.8)      (425.3)
   Real estate . . . . . . . . . . . .         (8.1)       (52.8)       (58.7)
   Short-term investments and other
    invested assets. . . . . . . . . .     (1,369.2)      (448.5)      (784.8)
 Mortgage loans on real estate issued.     (2,036.5)    (1,204.5)    (1,499.9)
 Net cash (paid) received related to
  acquisition/sale of businesses . . .           --        (28.2)       141.3
 Other, net. . . . . . . . . . . . . .        (99.7)       177.4        (25.7)
                                         ----------   ----------    ---------
    Net cash used in investing
     activities. . . . . . . . . . . .   $ (6,212.6)  $ (6,551.1)   $(1,371.8)

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                               YEARS ENDED DECEMBER 31,
                                           ---------------------------------
                                             2002        2001         2000
                                           ----------  ----------  ------------
                                                     (IN MILLIONS)
Cash flows from financing activities:
 Issuance of common stock. . . . . . . .          --          --         10.0
 Contribution from Parent. . . . . . . .          --          --      1,552.0
 Payments to eligible policyholders under
  Plan of Reorganization                          --          --     (1,076.7)
 Dividend paid to parent company . . . .   $  (111.0)  $  (250.0)      (466.0)
 Universal life and investment-type
  contract deposits. . . . . . . . . . .     8,999.4    10,520.3      7,918.2
 Universal life and investment-type
  contract maturities and withdrawals. .    (5,505.4)   (8,271.8)    (7,034.2)
 Issuance of consumer notes. . . . . . .       290.2          --           --
 Issuance of short-term debt . . . . . .        92.8       105.4           --
 Issuance of long-term debt. . . . . . .        20.0         6.5         20.0
 Repayment of short-tem debt . . . . . .      (110.6)      (23.0)           -
 Repayment of long-term debt . . . . . .       (57.7)      (29.9)       (73.2)
 Net decrease in commercial paper. . . .          --      (222.3)      (158.2)
                                           ---------   ---------    ---------
 Net cash provided by financing
  activities . . . . . . . . . . . . . .     3,617.7     1,835.2        691.9
                                           ---------   ---------    ---------
 Net (decrease) increase in cash and cash
  equivalents. . . . . . . . . . . . . .      (128.3)   (1,941.0)     1,363.3
Cash and cash equivalents at beginning of
 year. . . . . . . . . . . . . . . . . .     1,025.3     2,966.3      1,603.0
                                           ---------   ---------    ---------
Cash and cash equivalents at end of year   $   897.0   $ 1,025.3    $ 2,966.3
                                           =========   =========    =========



The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

John Hancock Life Insurance Company, (the Company), formerly known as John Hancock Mutual Life Insurance Company (the Mutual Company), is a diversified financial services organization that provides a broad range of insurance and investment products and investment management and advisory services.


BASIS OF PRESENTATION

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the current year presentation.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and controlled subsidiaries, and investment partnerships, other equity investments and special purpose entities (SP-Es) in which the Company has a controlling financial interest. All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. SPEs in which the Company does not have a controlling financial interest are accounted for under guidance appropriate to each relationship, whether the Company invests in the debt or equity securities of the SPE, issues funding agreements to the SPE, manages the SPE as investment advisor, or performs other services for them. Please refer to the Recent Accounting Pronouncements section below for a discussion of new accounting guidance relative to Variable Interest Entities (VIEs).

In December 2001, the Company transferred both its remaining portion of John Hancock Canadian Holdings Limited and certain international subsidiaries held by the Company, with a carrying value at December 31, 2001 of $300.1 million, to its parent, John Hancock Financial Services, Inc. (JHFS or the Parent Company), which is a holding company, in the form of a dividend. The transfer was accounted for as a transfer of entities under common control. As a result of the transfer, all current and prior period consolidated financial data was restated to exclude the results of operations, financial position, and cash flows of these transferred foreign subsidiaries from the Company's financial statements. No gain or loss was recognized on the transaction.


RECENT ACQUISITIONS

The acquisitions described under the table below were recorded under the purchase method of accounting and, accordingly, the operating results have been included in the Company's consolidated results of operations from the applicable date of acquisition. Each purchase price was allocated to the assets acquired and the liabilities assumed based on estimated fair values, with the excess, if any, of the applicable purchase price over the estimated fair values of the acquired assets and liabilities recorded as goodwill. These entities or books of business generally were acquired by the Company in execution of its plan to acquire businesses that have strategic value, meet its earnings requirements and advance the growth of its current businesses. The following table presents actual and proforma data for comparative purposes, for the periods indicated to demonstrate the proforma effect of all acquisitions as if they occurred on January 1, 2000.

                                              YEAR ENDED DECEMBER 31,
                        ---------------------------------------------------------------------
                           2002                   2001                   2000
                         PROFORMA      2002     PROFORMA      2001     PROFORMA       2000
                        -----------  --------  -----------  --------  -----------  ----------
                                       (IN MILLIONS, EXCEPT PER SHARE DATA)
                        (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
Revenue . . . . . . .    $6,557.2    $6,469.8   $7,266.5    $7,124.0   $7,715.1     $7,374.2
Net income. . . . . .    $  471.5    $  458.9   $  582.7    $  573.9   $  791.7     $  792.2

                      JOHN HANCOCK LIFE INSURANCE COMPANY

On December 31, 2002, the Company acquired the fixed universal life insurance business of Allmerica Financial Corporation (Allmerica) through a reinsurance agreement for approximately $104.3 million. There was no impact on the Company's results of operations from the acquired insurance business during 2002.

On April 2, 2001, a subsidiary of the Company, Signature Fruit Company, LLC (Signature Fruit), purchased certain assets and assumed certain liabilities out of the bankruptcy proceedings of Tri Valley Growers, Inc., a cooperative association, for approximately $53.0 million. The net losses related to the acquired operations included in the Company's results from the date of acquisition through December 31, 2001 were $3.4 million.

On March 1, 2000, the Company acquired the individual long-term care insurance business of Fortis, Inc. (Fortis) through a coinsurance agreement for approximately $165.0 million. The net income relating to the acquired operations is included in the Company's results from the date of acquisition through December 31, 2000.


REORGANIZATION

In connection with the Mutual Company's Plan of Reorganization (the Plan), effective February 1, 2000, the Mutual Company converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly-owned subsidiary of JHFS. All policyholder membership interests in the Mutual Company were extinguished on that date and eligible policyholders of the Mutual Company received, in the aggregate, 212.8 million shares of common stock of JHFS, $1,438.7 million of cash and $43.7 million of policy credits as compensation. In addition, the Company established a closed block to fund the guaranteed benefits and dividends of certain participating insurance policies. In connection with the Plan, the Mutual Company changed its name to John Hancock Life Insurance Company.

In addition, on February 1, 2000, JHFS completed its initial public offering
(IPO), in which 102.0 million shares of common stock were issued at a price of $17.00 per share. Net proceeds from the IPO were $1,657.7 million, of which $105.7 million was retained by JHFS and $1,552.0 million was contributed to the Company.


INVESTMENTS

The Company classifies its debt and equity investment securities into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs, amounts credited to participating pension contractholders, amounts credited to the policyholder dividend obligation, and applicable taxes. Interest income is generally recorded on an accrual basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary and such adjustments are reported as a component of net realized investment and other gains (losses).

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses). Gains and losses, both realized and unrealized, on equity securities classified as trading are included in net realized investment and other gains (losses).

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate to be disposed of, including the Company's Home Office, which is held in the Corporate and Other segment, is carried at the lower of cost or fair value less costs to sell. Any change to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of. During the fourth quarter of 2002, the Company announced its intent to sell the majority of its Home Office real estate and ceased depreciating its Home Office real estate held for sale. As of December 31, 2002 the Home Office real estate held for sale had a carrying value of $314.6 million and was reported in other assets on the consolidated balance sheets. The carrying value of the Company's other real estate to be disposed of was $143.8 million and $280.0 million at December 31, 2002 and 2001, respectively and is reported in real estate in the Investment section of the consolidated balance sheets.

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-term investments are carried at amortized cost, which approximates fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs, amounts credited to participating pension contractholder accounts, and amounts credited to the policyholder dividend obligation.


DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities. All derivative instruments are carried on the consolidated balance sheets at fair value.

In certain cases, the Company uses hedge accounting as allowed by Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards
(SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any change in fair value of the derivative instrument as well as the offsetting change in fair value of the hedged items are recorded in net realized investment and other gains (losses). For fair value hedges, when the derivative has been terminated, a final fair value change will be recorded in net realized investment and other gains (losses), as well as the offsetting changes in fair value for the hedged item. At maturity, expiry or sale of the hedged item, a final fair value change for the hedged item will be recorded in net realized investment and other gains (losses), as well as the offsetting changes in fair value for the derivative.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Basis adjustments are amortized into income through net realized investment and other gains (losses). For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss will continue to be reported in other comprehensive income and then reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the accumulated derivative gain or loss included in other comprehensive income would be immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).


CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.


DEFERRED POLICY ACQUISITION COSTS

Deferred acquisition costs (DAC) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. The Company tests the recoverability of its DAC quarterly with a model that uses data such as market performance, lapse rates and expense levels. As of December 31, 2002, the Company's DAC costs are deemed recoverable.

Similarly, any amounts assessed as initiation fees, or front-end loads are recorded as unearned revenue. For non-participating term life and long-term care insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts.

Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs and revenues are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results and mortality and expense margins.

In the development of expected gross profits, the Company is required to estimate the growth in the policyholder account balances upon which certain asset-based fees are charged. In doing so, the Company assumes that, over the long term, account balances will grow from investment performance. The rate of growth takes into account the current fixed income/equity mix of account balances as well as historical fixed income and equity returns. The Company also assumes that historical variances from the long-term rate will reverse over the next five-year period. The resulting rates for the next five years are reviewed for reasonableness, and they are raised or lowered if they produce an annual growth rate that the Company believes to be unreasonable.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The effects on the amortization of DAC and unearned revenues of revisions to estimated gross margins and profits are reflected in earnings in the period such revisions are made. Expected gross profits or expected gross margins are discounted at periodically revised interest rates and are applied to the remaining benefit period. At December 31, 2002, the average discount rate was 8.4% for participating traditional life insurance products and 6.2% for universal life products. The total amortization period was 30 years for both participating traditional life insurance products and universal life products.

As of September 30, 2002, the Company changed several future assumptions with respect to the expected gross profits in its variable life and variable annuity businesses. First, we lowered the long-term growth rate assumption from 9%, to 8%, gross of fees. Second, we lowered the average growth rates for the next five years from the mid-teens to 13%. In addition, we increased certain fee rates on these policies (the variable series trust (VST) fee increase). These three changes are referred to collectively as the Q3 Unlocking. The direct effect of the Q3 Unlocking at September 30, 2002 was an acceleration of amortization of DAC of $36.1 million in the variable annuity business in the Asset Gathering Segment and $13.1 million (net of $12.3 million of unearned revenue and $2.5 million in policy benefit reserves) in the variable life business in the Protection Segment. The impact on net income of the Q3 Unlocking was a reduction of approximately $27.5 million. Total amortization of DAC, including the acceleration of amortization of DAC mentioned above, was $313.4 million, $249.0 million and $187.1 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Amortization of DAC is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of DAC; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the DAC asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of DAC as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains (losses), management believes that presenting realized investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.


REINSURANCE

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.


GOODWILL AND OTHER INTANGIBLE ASSETS

The excess of cost over the fair value of net assets of businesses acquired in business combinations (goodwill) is recognized as indefinite-lived intangible assets which are included in other assets in the consolidated balance sheets. Starting in 2002, goodwill is not amortized, rather it is reviewed for impairment annually using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers, and additionally reviewed whenever significant events or changing circumstances indicate that an impairment may exist. Prior to 2002, goodwill relating to acquisitions completed before July 1, 2001 was amortized on a systematic basis over periods not exceeding 40 years.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The Company records intangible assets representing the present value of estimated future profits of insurance policies inforce related to businesses acquired. These assets are recorded as the value of business acquired (VOBA), and are included in other assets in the consolidated balance sheets. VOBA is amortized over the related policy periods, up to 30 years. VOBA amortization expense is recognized each period in proportion to the change in the present value of expected gross profits, or in proportion to the recognition of premiums related to the policies acquired, depending on the nature of the policies acquired.

The cost of mutual fund investment management contracts acquired is recorded as indefinite-lived intangible assets and is included in other assets in the consolidated balance sheets. These management contract intangible assets are not amortized, instead they are reviewed for impairment using the same testing regimen as is used for goodwill. Refer to Note 17 - Goodwill and Other Intangible Assets for presentation of summarized financial information regarding all of these intangible assets.


SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.


FUTURE POLICY BENEFITS AND POLICYHOLDERS' FUNDS

Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 2.5% to 6.2%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.5% to 9.5% for life insurance liabilities, from 2.0% to 14.2% for individual annuity liabilities and from 2.0% to 11.3% for group annuity liabilities.

Future policy benefits for long-term care insurance policies are based on the net level premium method. Assumptions established at policy issue as to mortality, morbidity, persistency, interest and expenses, which include a margin for adverse deviation, are based on estimates developed by management. Interest rates used in establishing such liabilities range from 6.0% to 8.5%.

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual and group life, long-term care, and group accident and health insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Policyholders' funds for universal life and investment-type products, including guaranteed investment contracts and funding agreements, are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 4.25% to 7.17% for universal life products and from 1.4% to 13.8% for investment-type products.

Major components of policyholders' funds presented in the consolidated balance sheets are summarized as follows:



                                                            DECEMBER 31,
                                                        ---------------------
                                                          2002        2001
                                                        ---------  ----------
                                                           (IN MILLIONS)
Liabilities for policyholders' funds
 Guaranteed investment contracts. . . . . . . . . . .   $ 5,952.4   $ 6,808.5
 U.S. funding agreements. . . . . . . . . . . . . . .       143.4        67.1
 Global funding agreements backing medium-term notes.    12,264.7     9,490.4
   Other investment-type contracts. . . . . . . . . .     2,274.3     2,247.7
                                                        ---------   ---------
    Total liabilities for investment type contracts .    20,634.8    18,613.7
Liabilities for individual annuities. . . . . . . . .        54.8        56.6
Universal life and other reserves . . . . . . . . . .     1,881.4     1,860.0
                                                        ---------   ---------
    Total liabilities for policyholders' funds. . . .   $22,571.0   $20,530.3
                                                        =========   =========




Global Funding Agreements

The Company has two distribution programs for global funding agreements that back medium-term notes sold world-wide. Under these programs, global funding agreements are purchased by special purpose entities (SPEs) that fund their purchases of the global funding agreements with the proceeds from their issuance of medium-term notes to investors. These entities pledge the global funding agreements as security for the repayment of their medium-term notes, but the notes are non-recourse to the Company and its subsidiaries. Under the two distribution programs, as of December 31, 2002 and 2001, the Company had $12.0 billion and $9.5 billion, respectively, of global funding agreements outstanding. These global funding agreements are investment products that pay a stated rate of interest on the principal amount and repay the principal at maturity, and may not be terminated or surrendered prior to maturity. Claims for principal and interest under these kinds of global funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under the insolvency provisions of the Massachusetts Insurance Laws. If a medium-term note issued by one of the SPEs is denominated in a currency different from the currency of the related global funding agreement, the Company also enters into a currency swap with the SPE, or with a third party, to match currencies. Similarly, the Company may enter into an interest rate swap with the SPE to match the interest rate characteristics of the global funding agreement to those of the related medium-term note.

Under the first program, established in May 1998 for $2.5 billion, expanded to $7.5 billion in 1999, an SPE issued medium-term notes in Europe, Asia and Australia. As of December 31, 2002 and 2001, there was $3.8 billion and $3.9 billion, respectively, outstanding under this program. This SPE is consolidated in the Company's financial statements. The medium-term notes issued by this SPE are reported with global funding agreements in the Company's consolidated balance sheets.

Under the second program, established in June 2000, for $5.0 billion, expanded to $7.5 billion in 2001 and expanded again to $10.0 billion in 2002, an SPE issued medium-term notes in Europe, Asia, and to institutional investors in the United States. As of December 31, 2002 and 2001, there was $8.2 billion and $5.6 billion, respectively, outstanding under this program. This SPE is a qualifying special purpose entity (QSPE) in accordance with SFAS No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities", and is therefore not consolidated in the Company's financial statements. The funding agreements backing the related medium-term notes are included in policyholders' funds in the Company's consolidated balance sheets.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

At December 31, 2002, the annual contractual maturities of global funding agreements on notes issued under both programs were as follows: 2003 - $1,761.0 million; 2004 - $2,004.5 million; 2005 - $1,897.0 million; 2006 - $2,144.5 million; 2007 - $661.6 million; 2008 and thereafter - $3,531.8 million.


PARTICIPATING INSURANCE

Participating business represents approximately 81.6%, 76.6%, and 86.3% of the Company's life insurance in force, 96.3%, 98.1%, and 97.9% of the number of life insurance policies in force, and 92.5%, 92.1% and 99.6%, of life insurance premiums in 2002, 2001 and 2000, respectively.

The portion of earnings allocated to participating pension contractholders and closed block policyholders that cannot be expected to inure to the Company is excluded from net income and shareholder's equity.

The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company. For policies included in the closed block, expense experience is not included in determining policyholders' dividends.


REVENUE RECOGNITION

Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

Premiums from long-term care insurance contracts are recognized as income when due. Premiums from group life and health insurance contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

Investment advisory, transfer agent, distribution and service fees are recognized as revenues when services are performed. Commissions related to security transactions and related expenses are recognized as income on the trade date. Contingent deferred selling charge commissions are recognized as income in the year received. Selling commissions paid to the selling broker/dealer for sales of mutual funds that do not have a front-end sales charge are deferred and amortized on a straight-line basis over periods not exceeding six years. This is the approximate period of time expected to be benefited and during which fees earned pursuant to Rule 12b-1 distribution plans are received from the funds and contingent deferred sales charges are received from shareholders of the funds.


STOCK-BASED COMPENSATION

At December 31, 2002, the Company has two stock-based compensation plans, which are described more fully in Note 16 - Stock Compensation Plans. For the periods covered by this report, the Company applies the recognition and measurement provisions of Accounting Principles Board (APB) Opinion No. 25, "Accounting for Stock Issued to Employees," and related Interpretations in accounting for those plans. No compensation expense is reflected in net income for stock option grants to employees and non-employee board members of the Company. All options granted under those plans had an exercise price equal to the market value of JHFS common stock on the date of grant. The Company did recognize compensation expense for grants of non-vested stock to employees and non-employee board members and grants of stock options to non-employee general agents. See Note 16
- Stock Compensation Plans for additional discussion. The following table illustrates the pro forma effect on net income if the Company had applied the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation," to stock-based employee compensation.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                  FOR THE PERIOD     YEAR ENDED
                                                    FEBRUARY 1      DECEMBER 31,
                         YEAR ENDED   YEAR ENDED     THROUGH            2000
                        DECEMBER 31, DECEMBER 31,  DECEMBER 31,      PRO FORMA
                            2002         2001          2000         (UNAUDITED)
                        ----------   -----------  --------------  --------------
                                                (IN MILLIONS)
Net income, as
 reported . . . . . .       $458.9      $573.9        $750.3           $792.2
Add: Stock-based
 employee compensation
 expense included in
 reported net income,
 net of related tax
 effects. . . . . . .          0.9         0.8            --               --
Deduct: Total
 stock-based employee
 compensation expense
 determined under fair
 value method for all
 awards, net of
 related tax effects
 (unaudited). . . . .         55.0        34.1           1.5              2.2
                        ----------   -----------  --------------  --------------
Pro forma net income
 (unaudited). . . . .       $404.8      $540.6        $748.8           $790.0
                        ==========   ===========  ==============  ==============

FEDERAL INCOME TAXES

The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Foreign subsidiaries and U.S. subsidiaries operating outside of the United States are taxed under applicable foreign statutory rates.


FOREIGN CURRENCY TRANSLATION

The assets and liabilities of operations in foreign currencies are translated into United States dollars at current exchange rates. Revenues and expenses are translated at average rates during the year. The resulting net translation adjustments for each year are accumulated and included in shareholder's equity. Gains or losses on foreign currency transactions are reflected in earnings.


SEVERANCE

During 2002, the Company continued its ongoing Competitive Position Project. This project was initiated in the first quarter of 1999 to reduce costs and increase future operating efficiency by consolidating portions of the Company's operations and is expected to continue through at least 2003. The project consists primarily of reducing staff in the home office and terminating certain operations outside the home office.

Since the inception of the project, approximately 1,400 employees have been terminated. As of December 31, 2002 and 2001, the liability for employee termination costs included in other liabilities was $12.4 million and $18.0 million, respectively. Employee termination costs, net of related pension and other post employment benefit curtailment gains, are included in other operating costs and expenses and were $18.6 million, $40.0 million and $18.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. Benefits paid since the inception of the project were $97.1 million through December 31, 2002.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

CUMULATIVE EFFECT OF ACCOUNTING CHANGES

During the first quarter of 2001, the Company changed the method of accounting for the recognition of deferred gains and losses considered in the calculation of the annual expense for its employee pension plan under SFAS No. 87, "Employers' Accounting for Pensions," and for its postretirement health and welfare plans under SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." The Company changed the method of recognizing gains and losses from deferral within a 10% corridor and amortization of gains outside this corridor over the future working careers of the participants to deferral within a 5% corridor and amortization of gains and losses outside this corridor over the future working careers of the participants. The new method is preferable because in the Company's situation, it produces results that more closely match current economic realities of the Company's retirement and welfare plans through the use of the current fair values of assets while still mitigating the impact of extreme gains and losses. As a result, on January 1, 2001, the Company recorded a credit of $18.6 million (net of tax of $9.9 million), related to its employee benefit pension plans, and a credit of $4.7 million (net of tax of $2.6 million), related to its postretirement health and welfare plans. The total credit recorded as a cumulative effect of an accounting change was $23.3 million (net of tax of $12.5 million) for the year ended December 31, 2001. This change in accounting increased net income for the year ended December 31, 2001 by $4.4 million. The unaudited pro forma results for the years ended December 31, 2001 and 2000, assuming this change in accounting had taken place as of the beginning of 2001 and 2000, would not be materially different from the reported results.

On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement 133." The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $16.1 million (net of tax benefit of $8.3 million) as of January 1, 2001. In addition, as of January 1, 2001, a $227.6 million (net of tax of $122.6 million) cumulative effect of accounting change was recorded in other comprehensive income for (1) the transition adjustment in the adoption of SFAS No. 133, as amended, an increase of $40.5 million (net of tax of $21.8 million), and (2) the reclassification of $12.1 billion in securities from the held-to-maturity category to the available-for-sale category, an increase of $187.1 million (net of tax of $100.8 million).


RECENT ACCOUNTING PRONOUNCEMENTS

FASB Derivative Implementation Group Issue No. 36 - Embedded Derivatives:
Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument

In February 2002, the Derivative Implementation Group (DIG) exposed for comment SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). DIG B36 addresses whether FAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36 modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. DIG B36 is not expected to be finalized by the FASB until the second quarter of 2003.

If DIG B36 is finalized in its current form, the Company has determined that certain of its reinsurance receivables/(payables) and certain of its insurance products would contain embedded derivatives requiring bifurcation. The Company has not yet determined the fair value of the related embedded derivatives in these products. Management believes that the embedded derivatives would not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Interpretation 46 - Consolidation of Variable Interest Entities, and Interpretation of ARB No. 51

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51," (FIN 46) which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," (ARB No. 51) to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Such entities are known as variable interest entities (VIEs).

Controlling financial interests of a VIE are identified by the exposure of a party to the VIE to a majority of either the expected losses or residual rewards of the VIE, or both. Such parties are primary beneficiaries of the VIE and FIN 46 requires that the primary beneficiary of a VIE consolidate the VIE. FIN 46 also requires new disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated. The consolidation requirements of FIN 46 apply immediately to VIEs created after January 31, 2003 and to VIEs in which an enterprise obtains an interest after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003.

The Company cannot, at this time, reliably estimate the future potential impact of consolidating any VIEs with which it is involved. Additional liabilities recognized as a result of consolidating VIEs with which the Company is involved would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized by the Company as a result of consolidating the VIEs. Conversely, additional assets recognized as a result of consolidating these VIEs would not represent additional assets which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs. Refer to Note 4 - Relationships with Variable Interest Entities for a more complete discussion of the Company's relationships with VIEs, their assets and liabilities, and the Company's maximum exposure to loss as a result of its involvement with them.


SFAS No. 148 - Accounting for Stock-Based Compensation - Transition and Disclosure, an amendment of FASB Statement No. 123

In December 2002, FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure, an amendment of SFAS No. 123." SFAS No. 148 provides alternative methods of transition for a voluntary change to the fair value method of accounting for stock-based employee compensation which is an optional alternative method of accounting presented in SFAS No. 123, "Accounting for Stock-Based Compensation." In addition, SFAS No. 148 amends the disclosure requirements of SFAS No. 123 to require more prominent disclosures in both annual and interim financial statements about the method of accounting for stock-based employee compensation and the effect of the method used on reported results. SFAS No. 148's amendment of the transition and annual disclosure provisions of SFAS No. 123 are effective for fiscal years ending after December 15, 2002. The Company will adopt the fair value provisions of SFAS No. 123 as of January 1, 2003 and utilize the transition provisions described in SFAS No. 148, on a prospective basis to awards granted after December 31, 2002. Adoption of the fair value provisions of SFAS No. 123 will have a material impact on the Company's net income. The Company has adopted the disclosure provisions of SFAS No. 148, see Note 1 - Summary of Significant Accounting Policies, Stock-Based Compensation above, and Note 16 - Stock Compensation Plans.

For the periods covered by this report, Accounting Principles Board Opinion
(APB) No. 25, "Accounting for Stock Issued to Employees" was applied. APB No. 25 provides guidance on how to account for the issuance of stock and stock options to employees. The Company adopted APB No. 25 upon its demutualization and JHFS' IPO effective February 1, 2000. Compensation cost for stock options, if any, is measured as the excess of the quoted market price of JHFS' stock at the date of grant over the amount an employee must pay to acquire the stock. Any resulting compensation cost is recognized over the requisite vesting period based on market value on the date of the grant. APB No. 25 was amended by SFAS No. 123, to require pro forma disclosures of net income and earnings per share as if a "fair value" based method was used. On March 31, 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation, an interpretation of APB No. 25" (FIN 44). FIN 44 clarifies guidance for certain issues that arose in the application of APB No. 25. The Company was required to adopt the Interpretation on July 1, 2000. FIN 44 did not have a material impact on the Company's results of operations or financial position.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

FASB Interpretation No. 45 - Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN 45). FIN 45 requires certain types of guarantees to be recorded by the guarantor as liabilities to the guarantor, at fair value.
 This differs from current practice, which generally requires recognition of a liability only when a potential loss is deemed to be probable and is reasonably estimable in amount. FIN 45 does not apply to guarantees that are accounted for under existing insurance accounting principles. FIN 45 requires more extensive disclosures of certain other types of guarantees, including certain categories of guarantees which are already accounted for under specialized accounting principles, such as SFAS No. 133, even when the likelihood of making any payments under the guarantee is remote.

Disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002. Refer to Note 12 - Commitments, Guarantees and Contingencies. Initial recognition and initial measurement provisions are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company cannot determine the impact, if any, of adopting FIN 45.


SFAS No. 146 - Accounting for Costs Associated with Exit or Disposal Activities

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 requires recognition of a liability for exit or disposal costs, including restructuring costs, when the liability is incurred rather than at the date of an entity's commitment to a formal plan of action. SFAS No. 146 applies to one-time termination benefits provided to current employees that are involuntarily terminated under the terms of a one-time benefit arrangement. An ongoing benefit arrangement is presumed to exist if a company has a past practice of providing similar benefits. SFAS No. 146 is effective for exit or disposal activities that are initiated after December 31, 2002.


SFAS No. 142 - Goodwill and Other Intangible Assets

In January 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The Company's adoption of SFAS No. 142 on January 1, 2002, and the cessation of amortization of previously amortizable goodwill and management contracts resulted in an increase in net income of $7.4 million (net of tax of $3.4 million) for the year ended December 31, 2002. The Company has performed the required initial impairment tests of goodwill and management contracts as of January 1, 2002, and has also performed the first annual impairment test as of September 30, 2002, based on the guidance in SFAS No. 142. The Company evaluated the goodwill and indefinite lived management contracts for impairment using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill or management contract impairments resulted from these required impairment tests.


Issue 01-10 - Accounting for the Impact of the Terrorist Attacks of September 11, 2001

In September 2001, FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.


SFAS No. 141 - Business Combinations

In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 is effective for business combinations initiated after June 30, 2001.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Issue No. 99-20 - Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In January 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's results of operations or financial position.


Statement of Position 00-3 - Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and Certain Long-Duration Participating Contracts

In December 2000, the AICPA issued SOP 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and Certain Long-Duration Participating Contracts." The SOP, which was adopted with respect to accounting for demutualization expenses by the Company on December 31, 2000, requires that demutualization related expenses be classified as a single line item within income from continuing operations and should not be classified as an extraordinary item. On October 1, 2001, the Company adopted the remaining provisions of SOP 00-3 which required the reclassification of $9,710.0 million and $12,035.9 million of closed block assets and liabilities, respectively at December 31, 2000, and $1,467.7 million and $1,343.6 million of closed block revenues, and benefits and expenses, respectively, for the period from February 1, 2000 (date of demutualization) to December 31, 2000, all of which were reclassified to other existing asset, liability, revenue, and benefit and expense accounts. The required implementation of SOP 00-3 also resulted in a reduction of net income of $20.2 million (net of tax of $6.6 million), for the period from February 1, 2000 to December 31, 2000 and $3.4 million (net of tax of $1.8 million), for the nine months ended September 30, 2001. Previously reported net income included higher than expected closed block results primarily due to higher investment earnings and better mortality and lapse experience, which upon the adoption of SOP 00-3, were excluded from net income and set up in the PDO liability. Finally, adoption also resulted in the recognition of a policyholder dividend obligation of $77.0 million at December 31, 2000, which represents cumulative actual closed block earnings in excess of expected periodic amounts calculated at the date of the demutualization. See Note 7 for a summary description of the closed block assets, liabilities, revenues and expenses.


SFAS No. 140 - Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's results of operations or financial position.


CODIFICATION

In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and its domestic life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiaries have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. Implementation of Codification did not have a material impact on the Company's domestic life insurance subsidiaries' statutory-basis capital and surplus, and these companies remain in compliance with all regulatory and contractual obligations.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 2 - RELATED PARTY TRANSACTIONS

Certain directors of the Company are members or directors of other entities that periodically perform services for or have other transactions with the Company. Such transactions are either subject to bidding procedures or are otherwise entered into on terms comparable to those that would be available to unrelated third parties and are not material to the Company's results of operations or financial condition.

The Company provides JHFS, its parent, with personnel, property, and facilities in carrying out certain of its corporate functions. The Company annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in other operating costs and expenses within the Company's income statements. The Company charged JHFS service fees of $23.0 million, $28.5 million and $19.8 million for the years ending December 31, 2002, 2001 and 2000, respectively. As of December 31, 2002, JHFS was current in its payments to the Company related to these services.

The Company provides certain administrative and asset management services to its pension plans and employee welfare trust (the Plans). Fees paid to the Company for these services were $6.9 million, $8.4 million and $6.4 million during the years ended December 31, 2002, 2001 and 2000, respectively.

During the year ended 2002, the Company paid approximately $180.0 million in premiums to an affiliate, John Hancock Insurance Company of Vermont (JHIC of Vermont) for certain insurance services. Approximately $100.0 million of these premiums were for corporate owned life insurance (COLI), which provides insurance coverage for key management employees. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development. The remaining $80.0 million were in Trust Owned Health Insurance (TOHI) premiums, a funding vehicle for postretirement medical benefit plans, which offers customers an insured medical benefit-funding program in conjunction with a broad range of investment options.

The Company has reinsured certain portions of its long term care insurance and group pension businesses with John Hancock Reassurance Company, Ltd. of Bermuda (JHReCo), an affiliate and wholly owned subsidiary of JHFS. The Company entered into these reinsurance contracts in order to facilitate its capital management process. These reinsurance contracts are primarily written on a funds withheld basis where the related financial assets remain invested at the Company. As a result, the Company recorded a liability for coinsurance amounts withheld from JHReCo of $1,631.5 million and $1,158.9 million at December 31, 2002 and 2001, respectively, which are included with other liabilities in the consolidated balance sheets and recorded reinsurance recoverable from JHReCo of $2,043.7 million and $1,504.6 million at December 31, 2002 and 2001, respectively, which are included with other reinsurance recoverables on the consolidated balance sheets. Premiums ceded to JHReCo were $596.8 million, $740.8 million and $396.7 during the years ended December 31, 2002, 2001 and 2000 respectively.

During the year ended 2002, the Company reinsured certain portions of its group pension businesses with an affiliate, JHIC of Vermont. The Company entered into these reinsurance contracts in order to facilitate its capital management process. These reinsurance contracts are primarily written on a funds withheld basis where the related financial assets remain invested at the Company. As a result, the Company recorded a liability for coinsurance amounts withheld from JHIC of Vermont of $98.6 million at December 31, 2002, which is included with other liabilities in the consolidated balance sheets. At December 31, 2002, the Company had not recorded any reinsurance recoverable from JHIC of Vermont. Reinsurance recoverable is typically recorded with other reinsurance recoverables on the consolidated balance sheet. Premiums ceded by the Company to JHIC of Vermont were $0.8 million during the year ended December 31, 2002.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 3 - INVESTMENTS

The following information summarizes the components of net investment income and net realized investment and other gains (losses):



                                                 YEARS ENDED DECEMBER 31,
                                              ------------------------------
                                                2002       2001        2000
                                              ---------  ---------  -----------
                                                      (IN MILLIONS)
NET INVESTMENT INCOME
 Fixed maturities . . . . . . . . . . . . .   $3,017.3   $2,721.2    $2,456.2
 Equity securities. . . . . . . . . . . . .       10.6       29.7        23.3
 Mortgage loans on real estate. . . . . . .      775.8      774.4       796.2
 Real estate. . . . . . . . . . . . . . . .       72.1       67.7        82.7
 Policy loans . . . . . . . . . . . . . . .      120.1      118.4       112.7
 Short-term investments . . . . . . . . . .       20.5       73.9       147.1
 Other. . . . . . . . . . . . . . . . . . .     (210.4)     101.4       200.7
                                              --------   --------    --------
 Gross investment income. . . . . . . . . .    3,806.0    3,886.7     3,818.9
   Less investment expenses . . . . . . . .      225.0      240.5       255.0
                                              --------   --------    --------
    Net investment income . . . . . . . . .   $3,581.0   $3,646.2    $3,563.9
                                              --------   --------    --------

NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES),  NET OF RELATED AMORTIZATION OF
 DEFERRED POLICY ACQUISITION COSTS, AMOUNTS
 CREDITED TO THE POLICYHOLDER DIVIDEND
 OBLIGATION AND AMOUNTS CREDITED TO
 PARTICIPATING PENSION CONTRACTHOLDERS
 Fixed maturities . . . . . . . . . . . . .     (660.9)    (392.6)   $ (135.3)
 Equity securities. . . . . . . . . . . . .      101.2      165.7       196.1
 Mortgage loans on real estate and real
  estate to be disposed of. . . . . . . . .       (7.9)     (71.2)      (15.2)
 Derivatives and other invested assets. . .       43.0       48.2        44.3
 Amortization adjustment for deferred policy
  acquisition costs . . . . . . . . . . . .       38.9       29.4         9.4
 Amounts credited to the policyholder
  dividend obligation . . . . . . . . . . .       11.9       17.0       (14.1)
 Amounts credited to participating pension
  contractholders . . . . . . . . . . . . .       23.3      (42.3)       (6.9)
                                              --------   --------    --------
 Net realized investment and other gains
  (losses), net of related amortization of
  deferred policy acquisition costs, amounts
  credited to the policyholder
  dividend obligation and amounts credited
  to participating pension contractholders    $ (450.5)  $ (245.8)   $   78.3
                                              ========   ========    ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Gross gains of $320.0 million in 2002, $433.1 million in 2001 and $294.6 million in 2000, and gross losses of $176.0 million in 2002, $150.6 million in 2001 and $123.6 million in 2000, were realized on the sale of available-for-sale securities.

The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:



                                              GROSS       GROSS
                                 AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                   COST       GAINS       LOSSES       VALUE
                                 ---------  ----------  ----------  -----------
                                                (IN MILLIONS)
DECEMBER 31, 2002
HELD-TO-MATURITY:
 Corporate securities. . . . .   $ 1,189.6   $   32.2    $    4.5    $ 1,217.3
 Mortgage-backed securities. .       533.3       30.0         7.6        555.7
 Obligations of states and
  political subdivisions . . .         4.1        0.1          --          4.2
                                 ---------   --------    --------    ---------
   Total fixed maturities
    held-to-maturity . . . . .   $ 1,727.0   $   62.3    $   12.1    $ 1,777.2
                                 =========   ========    ========    =========
AVAILABLE-FOR-SALE:
 Corporate securities. . . . .   $33,569.7   $1,815.7    $1,156.2    $34,229.2
 Mortgage-backed securities. .     6,874.2      384.0       268.4      6,989.8
 Obligations of states and
  political subdivisions . . .       295.4       22.5          --        317.9
 Debt securities issued by
  foreign governments. . . . .       291.5       36.0         2.5        325.0
 U.S. Treasury securities and
  obligations of U.S.
  government corporations and
  agencies . . . . . . . . . .       175.7        8.7          --        184.4
                                 ---------   --------    --------    ---------
 Fixed maturities
  available-for-sale . . . . .    41,206.5    2,266.9     1,427.1     42,046.3
 Equity securities . . . . . .       307.5       69.4        27.3        349.6
                                 ---------   --------    --------    ---------
   Total fixed maturities and
    equity securities
    available-for-sale . . . .   $41,514.0   $2,336.3    $1,454.4    $42,395.9
                                 =========   ========    ========    =========





                                              GROSS       GROSS
                                 AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                   COST       GAINS       LOSSES       VALUE
                                 ---------  ----------  ----------  -----------
                                                (IN MILLIONS)
DECEMBER 31, 2001
HELD-TO-MATURITY:
 Corporate securities. . . . .   $ 1,073.9   $   28.3    $   15.2    $ 1,087.0
 Mortgage-backed securities. .       844.9       14.5        43.0        816.4
 Obligations of states and
  political subdivisions . . .         4.7        0.1          --          4.8
                                 ---------   --------    --------    ---------
   Total fixed maturities
    held-to-maturity . . . . .   $ 1,923.5   $   42.9    $   58.2    $ 1,908.2
                                 =========   ========    ========    =========
AVAILABLE-FOR-SALE:
 Corporate securities. . . . .   $29,680.2   $1,103.5    $  879.1    $29,904.6
 Mortgage-backed securities. .     5,252.7      125.1        98.7      5,279.1
 Obligations of states and
  political subdivisions . . .        93.3        5.5         0.2         98.6
 Debt securities issued by
  foreign governments. . . . .       457.1       44.7         4.0        497.8
 U.S. Treasury securities and
  obligations of U.S.
  government corporations and
  agencies . . . . . . . . . .       294.7        3.8         6.5        292.0
                                 ---------   --------    --------    ---------
 Fixed maturities
  available-for-sale . . . . .    35,778.0    1,282.6       988.5     36,072.1
 Equity securities . . . . . .       433.1      175.5        46.3        562.3
                                 ---------   --------    --------    ---------
   Total fixed maturities and
    equity securities
    available-for-sale . . . .   $36,211.1   $1,458.1    $1,034.8    $36,634.4
                                 =========   ========    ========    =========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below:



                                                         AMORTIZED      FAIR
                                                            COST        VALUE
                                                         ----------  -----------
                                                             (IN MILLIONS)
HELD-TO-MATURITY:
Due in one year or less. . . . . . . . . . . . . . . .   $    17.7    $    18.1
Due after one year through five years. . . . . . . . .        30.7         42.3
Due after five years through ten years . . . . . . . .       194.1        200.3
Due after ten years. . . . . . . . . . . . . . . . . .       951.2        960.8
                                                         ---------    ---------
                                                           1,193.7      1,221.5
Mortgage-backed securities . . . . . . . . . . . . . .       533.3        555.7
                                                         ---------    ---------
Total. . . . . . . . . . . . . . . . . . . . . . . . .   $ 1,727.0    $ 1,777.2
                                                         =========    =========
AVAILABLE-FOR-SALE:
Due in one year or less. . . . . . . . . . . . . . . .   $ 2,049.3    $ 2,090.1
Due after one year through five years. . . . . . . . .    10,509.1     10,700.3
Due after five years through ten years . . . . . . . .    12,421.6     12,768.1
Due after ten years. . . . . . . . . . . . . . . . . .     9,352.3      9,498.0
                                                         ---------    ---------
                                                          34,332.3     35,056.5
Mortgage-backed securities . . . . . . . . . . . . . .     6,874.2      6,989.8
                                                         ---------    ---------
Total. . . . . . . . . . . . . . . . . . . . . . . . .   $41,206.5    $42,046.3
                                                         =========    =========



Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

The change in net unrealized gains (losses) on trading securities that has been included in earnings during 2002, 2001 and 2000 amounted to $1.7 million, $(1.8) million and $0.1 million, respectively.

The Company participates in a security lending program for the purpose of enhancing income on securities held. At December 31, 2002 and 2001, $625.5 million and $775.4 million, respectively, of the Company's securities, at market value, were on loan to various brokers/dealers, and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102.0% of the loaned securities' market value.

For 2002, 2001 and 2000, investment results passed through to participating pension contractholders as interest credited to policyholders' account balances amounted to $168.3 million, $170.5 million and $171.7 million, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired mortgage loans that may be susceptible to significant change.

Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.



                                BALANCE AT                          BALANCE AT
                                BEGINNING                              END
                                 OF YEAR    ADDITIONS  DEDUCTIONS    OF YEAR
                                ----------  ---------  ----------  ------------
                                                (IN MILLIONS)
Year ended December 31, 2002
 Mortgage loans on real estate    $112.8      $ 8.0      $ 59.1       $ 61.7
 Real estate to be disposed of      83.6       29.6       113.2           --
                                  ------      -----      ------       ------
 Total. . . . . . . . . . . .     $196.4      $37.6      $172.3       $ 61.7
                                  ======      =====      ======       ======
Year ended December 31, 2001
 Mortgage loans on real estate    $ 81.6      $37.8      $  6.6       $112.8
 Real estate to be disposed of      43.5       46.0         5.9         83.6
                                  ------      -----      ------       ------
 Total. . . . . . . . . . . .     $125.1      $83.8      $ 12.5       $196.4
                                  ======      =====      ======       ======
Year ended December 31, 2000
 Mortgage loans on real estate    $107.9      $ 4.6      $ 30.9       $ 81.6
 Real estate to be disposed of      58.1       17.1        31.7         43.5
                                  ------      -----      ------       ------
 Total. . . . . . . . . . . .     $166.0      $21.7      $ 62.6       $125.1
                                  ======      =====      ======       ======



At December 31, 2001 and 2000, the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:



                                                              DECEMBER 31,
                                                            ------------------
                                                             2002       2001
                                                            --------  --------
                                                             (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses . . . . . . . . . . . . . . . . . . . . . . . . .   $ 57.2     $ 92.5
Provision for losses. . . . . . . . . . . . . . . . . . .    (17.1)     (42.6)
                                                            ------     ------
Net impaired mortgage loans on real estate. . . . . . . .   $ 40.1     $ 49.9
                                                            ======     ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                   -------------------------
                                                    2002     2001       2000
                                                   -------  -------  ----------
                                                         (IN MILLIONS)
Average recorded investment in impaired loans. .    $74.9    $62.5     $100.3
Interest income recognized on impaired loans . .      5.0      8.4        2.9

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

Restructured mortgage loans aggregated $54.8 million and $285.4 million as of December 31, 2002 and 2001, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                   -------------------------
                                                    2002      2001      2000
                                                   -------  --------  ---------
                                                         (IN MILLIONS)
Expected . . . . . . . . . . . . . . . . . . . .    $4.8     $24.3      $16.7
Actual . . . . . . . . . . . . . . . . . . . . .     4.7      23.0       16.6

At December 31, 2002, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

COLLATERAL                CARRYING     GEOGRAPHIC                  CARRYING
PROPERTY TYPE              AMOUNT      CONCENTRATION                AMOUNT
----------------------  -------------  -----------------------  ---------------
                        (IN MILLIONS)                            (IN MILLIONS)
Apartments. . . . . .    $ 1,416.8     East North Central . .     $ 1,108.6
Hotels. . . . . . . .        450.0     East South Central . .         433.1
Industrial. . . . . .        921.9     Middle Atlantic. . . .       1,456.1
Office buildings  . .      2,796.4     Mountain . . . . . . .         491.4
Retail. . . . . . . .      1,790.0     New England. . . . . .         799.5
Multi family. . . . .          1.4     Pacific. . . . . . . .       2,147.5
Mixed Use . . . . . .        156.1     South Atlantic . . . .       2,242.7
Agricultural. . . . .      2,648.6     West North Central . .         453.2
Other . . . . . . . .        177.0     West South Central . .         957.8
                                       Canada/Other . . . . .         268.3
Allowance for losses.        (61.7)    Allowance for losses .         (61.7)
                         ---------                                ---------
Total . . . . . . . .    $10,296.5     Total. . . . . . . . .     $10,296.5
                         =========                                =========

Mortgage loans with outstanding principal balances of $18.1 million, bonds with amortized cost of $365.0 million and real estate with a carrying value of $0.5 million were non-income producing for the year ended December 31, 2002.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The Company originates commercial mortgages and sells them to Commercial Mortgage Backed Securities Trusts (Trusts), and in certain cases, retains servicing rights to the mortgages sold. These Trusts are QSPEs in accordance with SFAS No. 140 and therefore, as transferor of financial assets to these Trusts, the Company is prohibited from using consolidation accounting for its relationships with them. In accordance with FIN 46, this prohibition will continue. During 2002, 2001 and 2000, the Company sold $343.5 million, $542.9 million and $359.2 million of commercial mortgage loans in securitization transactions, respectively, for which it received net proceeds of $345.2 million, $546.5 million and $362.2 million, respectively, from which it recognized pre-tax gains of $1.9 million, $4.1 million and $3.4 million, respectively, and from which it retained servicing assets of $0.3 million, $0.5 million and $0.4 million, respectively. The Company's mortgage servicing assets were valued, in the aggregate, at $1.3 million and $1.2 million at December 31, 2002 and 2001, respectively.

Depreciation expense on investment real estate was $3.0 million, $4.6 million, and $7.9 million in 2002, 2001, and 2000, respectively. Accumulated depreciation was $49.4 million and $65.1 million at December 31, 2002 and 2001, respectively.

Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for using the equity method of accounting totaled $1,341.0 million and $1,062.1 million at December 31, 2002 and 2001, respectively. Total combined assets of such investments were $13,864.9 million and $12,541.6 million (consisting primarily of investments), and total combined liabilities were $2,107.5 million and $1,108.6 million (including $1,109.6 million and $580.0 million of loans payable) at December 31, 2002 and 2001, respectively. Total combined revenues and expenses of these investments in 2002 were $779.9 million and $819.1 million, respectively, resulting in ($39.2) million of total combined loss from operations. Total combined revenues and expenses were $942.5 million and $645.2 million, respectively, resulting in 297.3 million of total combined income from operation in 2001. Net investment income on investments accounted for on the equity method totaled $67.7 million, $56.4 million and $143.8 million in 2002, 2001, and 2000, respectively.


NOTE 4 - RELATIONSHIPS WITH VARIABLE INTEREST ENTITIES

The Company has relationships with various types of special purpose entities
(SPEs) and other entities, some of which are variable interest entities (VIEs), as discussed in Note 1 - Summary of Significant Accounting Policies above. Presented below are discussions of the Company's significant relationships with and certain summarized financial information for these entities.

As explained in Note 1 - Summary of Significant Accounting Policies above, additional liabilities recognized as a result of consolidating VIEs in which the Company is involved would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized by the Company as a result of consolidating the VIEs. These additional liabilities are non-recourse to the general assets of the Company. Conversely, additional assets recognized as a result of consolidating these VIEs would not represent additional assets which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.


Collateralized Debt Obligations (CDOs)

The Company acts as investment advisor to certain asset backed investment vehicles, commonly known as collateralized debt obligations (CDOs). The Company also invests in the debt and/or equity of these CDOs, and in the debt and/or equity of CDOs managed by others. CDOs raise capital by issuing debt and equity securities, and use their capital to invest in portfolios of interest bearing securities. The returns from a CDOs portfolio of investments are used by the CDO to finance its operations including paying interest on its debt and paying advisory fees and other expenses. Any net income or net loss is shared by the CDO's equity owners and, in certain circumstances where we manage the CDO, positive investment experience is shared by the Company through variable performance management fees. Any net losses are borne first by the equity owners to the extent of their investments, and then by debt owners in ascending order of subordination or are borne by the issuer of separate account insurance policies. See Note 1 - Summary of Significant Accounting Policies above for a discussion of separate account accounting.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

If a CDO does not have sufficient controlling equity capital to finance its expected losses at its origination, in accordance with FASB Interpretation No. 46 - "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" (FIN 46), the CDO is defined as a VIE for purposes of determining and evaluating the appropriate consolidation criteria. While not all CDOs are VIEs, in accordance with FIN 46, where the Company is the primary beneficiary of the CDO, and the CDO is a VIE, the Company will consolidate the financial statements of the CDO into its own financial statements as of July 1, 2003.

In accordance with previous consolidation accounting principles, the Company currently consolidates a CDO only when the Company owns a majority of the CDO's equity, and will continue this practice for CDOs which are not considered VIEs. The Company has not yet finalized its determination of whether each CDO should be considered a VIE, or if each is a VIE, whether the Company would be the primary beneficiary of each.

Owners of securities of CDOs advised by the Company have no recourse to the Company's assets in the event of default by the CDO, unless the Company has guaranteed such securities directly for investors. The Company's risk of loss from any CDO it manages, or in which it invests, is limited to its investment in
the CDO and any such guarantees it may have made.   All of these guarantees are
accounted for under existing insurance industry accounting principles, and the guaranteed assets are recorded on the Company's consolidated balance sheet, at their fair value, as separate account assets. The Company believes it is reasonably possible that it may consolidate one or more of the CDOs which it manages, or will be required to disclose information related to them, or both, as of September 30, 2003, as a result of adopting FIN 46. The table below presents summary financial data for CDOs which the Company manages, and data relating to the Company's maximum exposure to loss as a result of its relationships with them. The Company has determined that it is not the primary beneficiary of any CDO in which it invests in but does not manage and thus will
not be required to consolidate any of them.   Credit ratings are provided by
credit rating agencies, and relate to the debt issued by the CDOs in which the Company has invested.

                                                             DECEMBER 31,
                                                          ------------------
                                                            2002       2001
                                                          --------  ----------
                                                            (IN MILLIONS)
TOTAL SIZE OF COMPANY-MANAGED CDOS
Total assets. . . . . . . . . . . . . . . . . . . . . .   $6,220.9   $6,368.3
                                                          ========   ========

      Total debt. . . . . . . . . . . . . . . . . . . .    3,564.4    3,436.0
      Total other liabilities . . . . . . . . . . . . .    2,429.7    2,664.3
                                                          --------   --------
Total liabilities . . . . . . . . . . . . . . . . . . .    5,994.1    6,100.3
                                                          --------   --------
Total equity. . . . . . . . . . . . . . . . . . . . . .      226.8      268.0
                                                          --------   --------
Total liabilities and equity. . . . . . . . . . . . . .   $6,220.9   $6,368.3
                                                          ========   ========




                                           DECEMBER 31,
                              --------------------------------------
                                    2002                  2001
                              ---------------        ---------------
                                   (IN MILLIONS, EXCEPT PERCENTS)
MAXIMUM EXPOSURE OF THE
 COMPANY TO LOSSES FROM
 COMPANY-MANAGED CDOS
Investments in Tranches of
 Company-managed CDOs, by
 credit rating (Moody's/
 Standard & Poor's):
   Aaa/AAA. . . . . . . . .    $380.2     53.8%      $502.9    58.9%
   A3/A-. . . . . . . . . .      14.5      2.1         14.5     1.7
   Baa2/BBB . . . . . . . .     218.0     31.0        218.0    25.6
   Ba2/BB . . . . . . . . .       7.0      1.0         18.5     2.2
   B3/B-. . . . . . . . . .       6.0      0.8           --      --
   Not rated (equity) . . .      79.8     11.3         98.9    11.6
                               ------    -----       ------   -----
Total Company exposure. . .    $705.5    100.0%      $852.8   100.0%
                               ======    =====       ======   =====

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The Company has determined that each of its relationships with any CDO which it does not manage is not significant, and has therefore not included information related to CDOs which it does not manage above.


LOW-INCOME HOUSING PROPERTIES

The Company generates income tax benefits by investing in apartment properties (the Properties) that qualify for low income housing and/or historic tax credits. The Company invests in the Properties directly, and also invests indirectly via limited partnership real estate investment funds (the Funds), and which are consolidated into the Company's financial statements. The Properties are each organized as limited partnerships or limited liability companies each having a managing general partner or a managing member. The Company is usually the sole limited partner or investor member in each Property; it is not the general partner or managing member in any Property.

The Properties typically raise additional capital by qualifying for long-term debt, which at times is guaranteed or otherwise subsidized by federal or state agencies, or by Fannie Mae. In certain cases, the Company invests in the mortgages of the Properties, which are non-recourse to the general assets of the Company. In the event of default by a mortgagee of a Property, the mortgage is subject to foreclosure. Conversely, the assets of the Properties are not available to satisfy claims against the general assets of the Company. No Property in which the Company has been involved has undergone foreclosure. The Company's maximum loss in relation to the Properties is limited to its equity investment in the Properties, future equity commitments made, and where the Company is the mortgagor, the outstanding balance of the mortgages originated for the Properties, and outstanding mortgage commitments the Company has made to the Properties.

The Company currently uses the equity method of accounting for its investments in the Properties. In some cases, the Company receives distributions from the Properties which are based on a portion of the actual cash flows and receives Federal income tax credits in recognition of its investments in each of the Properties for a period of ten years.

The Company is evaluating whether the Properties are VIEs in accordance with FIN
46. The Company considers it reasonably possible that it may consolidate each property, or be required to disclose information about them, as a result of adopting FIN 46. The table below presents summary financial data for the Properties, and data relating to the Company's maximum exposure to loss as a result of these relationships.

                                                               DECEMBER 31,
                                                             ----------------
                                                              2002      2001
                                                             -------  -------
                                                               (IN MILLIONS)
TOTAL SIZE OF PROPERTIES (1)
Total assets . . . . . . . . . . . . . . . . . . . . . . .   $682.2    $550.2
                                                             ======    ======

      Total debt . . . . . . . . . . . . . . . . . . . . .    396.4     326.6
      Total other liabilities. . . . . . . . . . . . . . .    101.8      81.1
                                                             ------    ------
Total liabilities. . . . . . . . . . . . . . . . . . . . .    498.2     407.7
                                                             ------    ------
Total equity . . . . . . . . . . . . . . . . . . . . . . .    184.0     142.5
                                                             ------    ------
Total liabilities and equity . . . . . . . . . . . . . . .   $682.2    $550.2
                                                             ======    ======

                                      102

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 4 - RELATIONSHIPS WITH VARIABLE INTEREST ENTITIES (CONTINUED)

                                                                   DECEMBER 31,
                                                                  ----------------
                                                                   2002      2001
                                                                  -------  -------
                                                                   (IN MILLIONS)
MAXIMUM EXPOSURE OF THE COMPANY TO LOSSES FROM PROPERTIES
Equity investment in the Properties (1) . . . . . . . . . . . .   $177.0    $134.3
Outstanding equity capital commitments to the Properties. . . .    139.4     102.9
Carrying value of mortgages for the Properties. . . . . . . . .     65.2      62.5
Outstanding mortgage commitments to the Properties. . . . . . .      5.1       4.8
                                                                  ------    ------
Total Company exposure. . . . . . . . . . . . . . . . . . . . .   $386.7    $304.5
                                                                  ======    ======


(1) Certain data is reported with a one-year delay, due to the delayed availability of audited financial statements of the Funds.


OTHER

The Company has a number of relationships with a disparate group of entities (Other Entities), which result from the Company's direct investment in the equity and/or debt of the Other Entities. Two are energy investment partnerships, one is an investment fund organized as a limited partnership, one is a ski resort developer/operator, one is a step van manufacturer and one is a manufacturing company whose debt the Company invested in, and which subsequently underwent a corporate reorganization. The Company is evaluating whether each is a VIE, but considers it reasonably possible that it may consolidate each of these entities, or be required to disclose information about them, as a result of adopting FIN 46. The Company has made no guarantees to any other parties involved with these entities, and has no further equity or debt commitments to them. The Company's maximum exposure to loss as a result of its relationships with these entities is limited to its investment in them.

The table below presents summary financial data for the Properties, and data relating to the Company's maximum exposure to loss as a result of its relationships with the Other Entities.

                                                              DECEMBER 31,
                                                             ----------------
                                                              2002      2001
                                                             -------  -------
                                                              (IN MILLIONS)
TOTAL SIZE OF OTHER EQUITIES (1)
Total assets . . . . . . . . . . . . . . . . . . . . . . .   $301.6    $339.7
                                                             ======    ======

      Total debt . . . . . . . . . . . . . . . . . . . . .    310.7     308.3
      Total other liabilities. . . . . . . . . . . . . . .     66.2      88.0
                                                             ------    ------
Total liabilities. . . . . . . . . . . . . . . . . . . . .    376.9     396.3
Total equity (2) . . . . . . . . . . . . . . . . . . . . .    (75.3)    (56.6)
                                                             ------    ------
Total liabilities and equity . . . . . . . . . . . . . . .   $301.6    $339.7
                                                             ======    ======

                                                                DECEMBER 31,
                                                               ----------------
                                                                2002      2001
                                                               -------  -------
                                                                (IN MILLIONS)
MAXIMUM EXPOSURE OF THE COMPANY TO LOSSES FROM OTHER EQUITIES
Combined equity and debt investments in the Other Entities .   $153.7    $126.8
                                                               ------    ------
Total Company exposure . . . . . . . . . . . . . . . . . . .   $153.7    $126.8
                                                               ======    ======



(1) Certain data is reported with a one-year delay, due to the delayed availability of audited financial statements of the Other Entities.

(2) The negative equity results from the inclusion of the ski resort operator mentioned above in the table. The entity has an accumulated deficit from prior operations, but is current on its debt service and is cash flow positive. The total equity shown above has not been adjusted to remove the portion attributable to other shareholders.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 5 - DERIVATIVES AND HEDGING INSTRUMENTS

The fair value of derivative instruments classified as assets at December 31, 2002 and 2001 were $346.9 million and $331.2 million, respectively, and appear on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2002 and 2001were $1,165.2 million and $580.0 million, respectively, and appear on the consolidated balance sheet in other liabilities.


Fair Value Hedges

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company also manages interest rate exposure by using interest rate swap agreements to modify certain liabilities, such as fixed rate debt and Constant Maturity Treasuries (CMT) indexed liabilities, by converting them to a LIBOR-based floating rate.

The Company enters into purchased interest rate cap agreements, cancelable interest rate swap agreements, and written swaptions to manage the interest rate exposure of options that are embedded in certain assets and liabilities. A written swaption obligates the Company to enter into an interest rate agreement on the expiration date contingent on future interest rates. Purchased interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income.

The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

For the years ended December 31, 2002 and 2001, the Company recognized a net loss of $ 19.5 million and a net loss of $16.5 million, respectively, related to the ineffective portion of its fair value hedges, and a net loss of $ 6.4 million and a net gain of $1.9 million, respectively, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. For years ended December 31, 2002 and 2001, all of the Company's hedged firm commitments qualified as fair value hedges.


Cash Flow Hedges

The Company uses forward starting interest rate swap agreements to hedge the variable cash flows associated with future fixed income asset acquisitions, which will support the Company's long-term care and life insurance businesses. These agreements will reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. During the periods in the future when the acquired assets are held by the Company, the accumulated gain or loss will be amortized into investment income as a yield adjustment on the assets.

The Company used interest rate futures contracts to hedge the variable cash flows associated with variable benefit payments that it will make on certain annuity contracts. Amounts are reclassified from other comprehensive income when benefit payments are made.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

For the years ended December 31, 2002 and 2001, the Company recognized a gain of $7.2 million and a loss of $0.2 million, respectively, related to the ineffective portion of its cash flow hedges. These amounts are recorded in net realized investment and other gains and losses. For the years ended December 31, 2002 and 2001, all of the Company's hedged forecast transactions qualified as cash flow hedges.

For the years ended December 31, 2002 and 2001, a net gain of $0.5 million and a net loss of $0.2 million, respectively, were reclassified from other accumulated comprehensive income to earnings. It is anticipated that approximately $3.5 million will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The maximum length for which variable cash flows are hedged is 24 years.

For the years ended December 31, 2002 and 2001, none of the Company's cash flow hedges have been discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

The transition adjustment for the adoption of SFAS No. 133, as amended, resulted in an increase in other comprehensive income of $23.0 million (net of tax of $12.3 million) representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. For the years ended December 31, 2002 and 2001, $175.4 million of gains (net of tax of $94.5 million) and $3.8 million of loss (net of tax of $2.1 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges was added to accumulated other comprehensive income, resulting in balances of $194.5 million (net of tax of $104.8 million) and $19.1 million (net of tax of $10.3 million), respectively.


Derivatives Not Designated as Hedging Instruments

The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses without designating the derivatives as hedging instruments.


NOTE 6 - INCOME TAXES

The Company participates in the filing of a life/non-life insurance consolidated federal income tax return. The life insurance company sub-group includes three domestic life insurance companies (the Company, John Hancock Variable Life Insurance Company and Investors Partner Life Insurance Company) and a Bermuda life insurance company (John Hancock Reassurance Company, Ltd.) that is treated as a U.S. company for federal income tax purposes. The non-life insurance company subgroup consists of John Hancock Financial Services, Inc., John Hancock Subsidiaries, LLC and John Hancock International Holdings, Inc.

In addition to taxes on operations, mutual life insurance companies are charged an equity base tax. The Mutual Company was a mutual life insurance company for the entire year 1999, therefore it was subject to the re-computation of its 1999 equity base tax liability in its 2000 tax return. The equity base tax is determined by application of an industry-based earnings rate to the Mutual Company's average equity base, as defined by the Internal Revenue Code. The industry earnings rate is determined by the Internal Revenue Service (IRS) and is not finalized until the subsequent year.

Income before income taxes and cumulative effect of accounting changes includes the following:

                                                          DECEMBER 31,
                                                    --------------------------
                                                     2002     2001      2000
                                                    -------  ------  ---------
                                                          (IN MILLIONS)
Domestic. . . . . . . . . . . . . . . . . . . . .   $559.5   $761.8   $1,093.5
Foreign . . . . . . . . . . . . . . . . . . . . .      8.0      5.6        7.6
                                                    ------   ------   --------
Income before income taxes and cumulative effect
 of accounting changes. . . . . . . . . . . . . .   $567.5   $767.4   $1,101.1
                                                    ======   ======   ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The components of income taxes were as follows:




                                                          DECEMBER 31,
                                                    --------------------------
                                                     2002     2001      2000
                                                    -------  -------  --------
                                                          (IN MILLIONS)
Current taxes:
 Federal. . . . . . . . . . . . . . . . . . . . .   $ 93.4   $ (9.9)   $ 15.7
 Foreign. . . . . . . . . . . . . . . . . . . . .      2.0      3.1       1.2
 State. . . . . . . . . . . . . . . . . . . . . .      4.6      4.6      12.0
                                                    ------   ------    ------
                                                     100.0     (2.2)     28.9
                                                    ------   ------    ------
Deferred taxes:
 Federal. . . . . . . . . . . . . . . . . . . . .     14.6    210.5     279.4
 Foreign. . . . . . . . . . . . . . . . . . . . .      0.7     (0.9)      1.6
 State. . . . . . . . . . . . . . . . . . . . . .     (6.7)    (6.7)     (1.0)
                                                    ------   ------    ------
                                                       8.6    202.9     280.0
                                                    ------   ------    ------
 Total income taxes . . . . . . . . . . . . . . .   $108.6   $200.7    $308.9
                                                    ======   ======    ======


A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:



                                                          DECEMBER 31,
                                                    --------------------------
                                                     2002     2001      2000
                                                    -------  -------  --------
                                                          (IN MILLIONS)
Tax at 35%. . . . . . . . . . . . . . . . . . . .   $198.6   $268.6    $385.4
Add (deduct):
 Equity base tax. . . . . . . . . . . . . . . . .       --    (13.4)    (46.0)
 Prior year taxes . . . . . . . . . . . . . . . .     (2.7)     9.9      (0.3)
 Tax credits. . . . . . . . . . . . . . . . . . .    (36.4)   (28.1)    (20.6)
 Foreign taxes. . . . . . . . . . . . . . . . . .      2.0      1.3       0.4
 Tax exempt investment income . . . . . . . . . .    (25.7)   (25.7)    (11.5)
 Lease income . . . . . . . . . . . . . . . . . .    (25.5)      --        --
 Other. . . . . . . . . . . . . . . . . . . . . .     (1.7)   (11.9)      1.5
                                                    ------   ------    ------
   Total income taxes . . . . . . . . . . . . . .   $108.6   $200.7    $308.9
                                                    ======   ======    ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                              DECEMBER 31
                                                           -------------------
                                                             2002       2001
                                                           --------  ---------
                                                              (IN MILLIONS)
DEFERRED TAX ASSETS:
 Policy reserve adjustments. . . . . . . . . . . . . . .   $  550.2   $  555.4
 Other employee benefits . . . . . . . . . . . . . . . .      154.5      144.8
 Book over tax basis of investments. . . . . . . . . . .      329.6      268.9
 Dividends payable to policyholders. . . . . . . . . . .      135.2      158.6
 Interest. . . . . . . . . . . . . . . . . . . . . . . .       32.5       26.0
                                                           --------   --------
   Total deferred tax assets . . . . . . . . . . . . . .    1,202.0    1,153.7
                                                           --------   --------
DEFERRED TAX LIABILITIES:
 Deferred policy acquisition costs . . . . . . . . . . .      879.4      829.0
 Depreciation. . . . . . . . . . . . . . . . . . . . . .       13.3       27.7
 Basis in partnerships . . . . . . . . . . . . . . . . .       65.1       61.7
 Market discount on bonds. . . . . . . . . . . . . . . .       18.9       18.0
 Pension plan expense. . . . . . . . . . . . . . . . . .       73.9       80.3
 Capitalized charges related to mutual funds . . . . . .       12.7       31.5
 Lease income. . . . . . . . . . . . . . . . . . . . . .      772.7      623.9
 Unrealized gains. . . . . . . . . . . . . . . . . . . .      156.4      135.8
 Other . . . . . . . . . . . . . . . . . . . . . . . . .       29.9       48.7
                                                           --------   --------
   Total deferred tax liabilities. . . . . . . . . . . .    2,022.3    1,856.6
                                                           --------   --------
   Net deferred tax liabilities. . . . . . . . . . . . .   $  820.3   $  702.9
                                                           ========   ========

(1) Reclassifications of certain prior year data have been made for comparative purposes.

The Company made income tax payments of $104.9 million and $3.7 million, and received an income tax refund of $21.7 million in 2002, 2001 and 2000, respectively.


NOTE 7 - CLOSED BLOCK

As of February 1, 2000, the Company established a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies for which the Company had a dividend scale payable in 1999 and individual term life insurance policies that were in force on February 1, 2000. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales payable in 1999, assuming experience underlying such dividend scales continues. Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without approval of the Massachusetts Division of Insurance.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 7 - CLOSED BLOCK

The assets and liabilities allocated to the closed block are recorded in the Company's financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date of demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to closed block policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:



                                                           DECEMBER 31,
                                                       ----------------------
                                                         2002         2001
                                                       ----------  ----------
                                                           (IN MILLIONS)
LIABILITIES
Future policy benefits . . . . . . . . . . . . . . .   $10,509.0    $10,198.7
Policyholder dividend obligation . . . . . . . . . .       288.9        251.2
Policyholders' funds . . . . . . . . . . . . . . . .     1,504.0      1,460.9
Policyholder dividends payable . . . . . . . . . . .       432.3        433.4
Other closed block liabilities . . . . . . . . . . .       111.7         53.7
                                                       ---------    ---------
 Total closed block liabilities. . . . . . . . . . .   $12,845.9    $12,397.9
                                                       ---------    ---------
ASSETS
Investments
Fixed maturities:
 Held-to-maturity-at amortized cost (fair value:
  2002-$97.1; 2001-$100.7) . . . . . . . . . . . . .   $    86.0    $   103.3
 Available-for-sale-at fair value (cost:
  2002-$5,580.2; 2001-$5,204.0). . . . . . . . . . .     5,823.2      5,320.7
Equity securities: . . . . . . . . . . . . . . . . .
 Available-for-sale-at fair value (cost: 2002-$10.5;
  2001-$8.8) . . . . . . . . . . . . . . . . . . . .        12.4         13.4
Mortgage loans on real estate. . . . . . . . . . . .     1,665.8      1,837.0
Policy loans . . . . . . . . . . . . . . . . . . . .     1,555.1      1,551.9
Short-term investments . . . . . . . . . . . . . . .        25.2           --
Other invested assets. . . . . . . . . . . . . . . .       212.4         83.1
                                                       ---------    ---------
 Total investments . . . . . . . . . . . . . . . . .     9,380.1      8,909.4
Cash and cash equivalents. . . . . . . . . . . . . .       244.0        192.1
Accrued investment income. . . . . . . . . . . . . .       156.3        158.9
Other closed block assets. . . . . . . . . . . . . .       327.6        297.5
                                                       ---------    ---------
 Total closed block assets . . . . . . . . . . . . .   $10,108.0    $ 9,557.9
                                                       ---------    ---------
Excess of reported closed block liabilities over
 assets designated to the closed block . . . . . . .   $ 2,737.9    $ 2,840.0
                                                       ---------    ---------
Portion of above representing other comprehensive
 income:
 Unrealized appreciation (depreciation), net of tax
  of $(84.0) million and $(43.3) million at 2002 and
  2001, respectively . . . . . . . . . . . . . . . .       155.9         80.1
 Allocated to the policyholder dividend obligation,
  net of tax of $88.8 million and $50.8 million at
  2002 and 2001, respectively. . . . . . . . . . . .      (164.9)       (94.4)
                                                       ---------    ---------
   Total . . . . . . . . . . . . . . . . . . . . . .        (9.0)       (14.3)
                                                       ---------    ---------
Maximum future earnings to be recognized from closed
 block assets and liabilities. . . . . . . . . . . .   $ 2,728.9    $ 2,825.7
                                                       =========    =========
Change in the policyholder dividend obligation:
 Balance at beginning of period. . . . . . . . . . .   $   251.2    $    77.0
   Impact on net income before income taxes. . . . .       (70.8)        42.5
   Unrealized investment gains (losses). . . . . . .       108.5         67.1
   Cumulative effect of change in accounting
    principle (1). . . . . . . . . . . . . . . . . .          --         64.6
                                                       ---------    ---------
 Balance at end of period. . . . . . . . . . . . . .   $   288.9    $   251.2
                                                       =========    =========



(1) The cumulative effect of change in accounting principle represents the impact of transferring fixed maturities from held-to-maturity to available-for-sale as part of the adoption of SFAS No. 133 effective January 1, 2001. See Note 1.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                FOR THE PERIOD
                                             YEARS ENDED          FEBRUARY 1
                                            DECEMBER 31,           THROUGH
                                         -------------------     DECEMBER 31,
                                           2002       2001           2000
                                         ---------  --------   ----------------
                                                    (IN MILLIONS)
REVENUES
 Premiums. . . . . . . . . . . . . . .   $  969.9   $  940.0      $  865.0
 Net investment income . . . . . . . .      663.9      667.5         591.6
 Net realized investment and other
  gains (losses), net of amounts
  credited to the policyholder dividend
  obligation of $(11.9) million,
  $(17.0) million and $14.1 million,
  respectively . . . . . . . . . . . .       (5.2)      (3.6)         (2.9)
 Other closed block revenues . . . . .        0.1        0.6          (0.6)
                                         --------   --------      --------
   Total closed block revenues . . . .    1,628.7    1,604.5       1,453.1


BENEFITS AND EXPENSES
 Benefits to policyholders . . . . . .    1,057.6      924.4         870.0
 Change in the policyholder dividend
  obligation . . . . . . . . . . . . .      (60.2)      54.9          46.6
 Other closed block operating costs and
  expenses . . . . . . . . . . . . . .       (5.2)      (6.3)        (10.0)
 Dividends to policyholders. . . . . .      489.7      474.9         407.1
                                         --------   --------      --------
   Total benefits and expenses . . . .    1,481.9    1,447.9       1,313.7
                                         --------   --------      --------
 Closed block revenues, net of closed
  block benefits and expenses, before
  income taxes and cumulative effect of
  accounting change. . . . . . . . . .      146.8      156.6         139.4
 Income taxes, net of amounts credited
  to the policyholder dividend
  obligation of $1.3 million, $4.6
  million, and $2.8 million,
  respecitively. . . . . . . . . . . .       50.0       53.0          52.3
                                         --------   --------      --------
 Closed block revenues, net of closed
  block benefits and expenses and
  income taxes, before cumulative
  effect of accounting change. . . . .       96.8      103.6          87.1
                                         --------   --------      --------
 Cumulative effect of accounting
  change, net of tax. . . . . . . . .          --       (1.4)           --
                                         --------   --------      --------
 Closed block revenues, net of closed
  block benefits and expenses, income
  taxes and the cumulative effect of
  accounting change. . . . . . . . . .   $   96.8   $  102.2      $   87.1
                                         ========   ========      ========



Maximum future earnings from closed block assets and liabilities:



                                                             DECEMBER 31,
                                                          -------------------
                                                            2002        2001
                                                          ---------  -----------
                                                             (IN MILLIONS)
Beginning of period . . . . . . . . . . . . . . . . . .   $2,825.7    $2,927.9
End of period . . . . . . . . . . . . . . . . . . . . .    2,728.9     2,825.7
                                                          --------    --------
 Change during period . . . . . . . . . . . . . . . . .   $  (96.8)   $ (102.2)
                                                          ========    ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 8 - DEBT AND LINE OF CREDIT

Short-term and long-term debt consists of the following:




                                                               DECEMBER 31,
                                                            -----------------
                                                             2002      2001
                                                            -------  --------
                                                             (IN MILLIONS)
Short-term debt:
 Current maturities of long-term debt . . . . . . . . . .   $ 99.5    $ 124.6
Long-term debt:
 Surplus notes, 7.38% maturing in 2024 (1). . . . . . . .    447.4      447.3
 Notes payable, interest ranging from 4.67% to 12.0%, due
  in varying amounts to 2013. . . . . . . . . . . . . . .    242.3      296.0
                                                            ------    -------
Total long-term debt. . . . . . . . . . . . . . . . . . .    689.7      743.3
Less current maturities . . . . . . . . . . . . . . . . .    (99.5)    (124.6)
                                                            ------    -------
Long-term debt. . . . . . . . . . . . . . . . . . . . . .    590.2      618.7
                                                            ------    -------
 Total long and short-term debt before fair value
  adjustments . . . . . . . . . . . . . . . . . . . . . .    689.7      743.3
Fair value adjustments related to interest rate swaps (1)    113.7       43.0
                                                            ------    -------
Total long and short-term debt after fair value
 adjustments. . . . . . . . . . . . . . . . . . . . . . .   $803.4    $ 786.3
                                                            ======    =======
Consumer notes:
 Notes payable, interest ranging from 2.65% to 6.00% due
  in varying amounts to 2032. . . . . . . . . . . . . . .   $290.2         --
                                                            ======    =======


(1) As part of its interest rate management, the Company uses interest rate swaps to convert the interest expense on the Surplus Notes from fixed to variable. Under FAS 133, these swaps are designated as fair value hedges, which results in the carrying value of the notes being adjusted for changes in fair value.

The issuance of Surplus Notes by the Company was approved by the Massachusetts Commissioner of Insurance, and any payments of interest or principal on the Surplus Notes requires the prior approval of the Massachusetts Commissioner of Insurance. The notes payable consists of debt issued by various other operating subsidiaries of the Company.

At December 31, 2002, the Company had a committed line of credit through a group of banks including Fleet National Bank, JPMorgan Chase, Citicorp USA, Inc., The Bank of New York, The Bank of Nova Scotia, Fleet Securities, Inc. and JPMorgan Securities, Inc., totaling $1.0 billion, $500.0 million pursuant to a 364-day commitment (renewed effective July 26, 2002) and $500.0 million pursuant to a multi-year facility (renewable in 2005). The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain certain minimum levels of net worth and comply with certain other covenants, which were met at December 31, 2002. At December 31, 2002, the Company had no outstanding borrowings under the agreement.

Aggregate maturities of long-term debt are as follows: 2003-$99.5 million; 2004-$19.7 million; 2005-$28.5 million; 2006-$16.3 million; 2007-$13.0 million and thereafter-$512.7 million.

Interest expense on debt, included in other operating costs and expenses, was $52.6 million, $59.0 million and $62.6 million in 2002, 2001 and 2000, respectively. Interest paid amounted to $47.0 in 2002, $55.8 million in 2001, and $63.4 million in 2000.


Consumer Notes

The Company issues consumer notes through its SignatureNotes program. SignatureNotes is an investment product sold through a broker-dealer network to retail customers in the form of publicly traded fixed and/or floating rate securities. SignatureNotes are issued weekly with a variety of maturities, interest rates, and call provisions. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1,000,000, or an individual redemption limitation of $200,000 of aggregate principal.

Aggregate maturities of consumer notes are as follows: 2005-$4.8 million; 2006-$12.2 million; 2007-$26.8 million and thereafter-$252.2 million. As of December 31, 2002, there are no maturities of consumer notes in 2003 or 2004.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 8 - DEBT AND LINE OF CREDIT

Interest expense on consumer notes, included in benefits to policyholders, was $2.5 million in 2002. No interest expense was incurred in 2001 and 2000. Interest paid amounted to $1.4 million in 2002. No interest was paid in 2001 or 2000.


NOTE 9 - MINORITY INTEREST

Minority interest relates to preferred stock issued by Signature Tomato, a subsidiary of Signature Fruit, a subsidiary of the Company, which acquired certain assets and assumed certain liabilities out of bankruptcy proceedings of Tri-Valley Growers, Inc., a cooperative association, and equity interests in consolidated partnerships. For financial reporting purposes, the assets, the liabilities, and earnings of Signature Fruit and the partnerships are consolidated in the Company's financial statements.

In conjunction with the transaction discussed above, Signature Tomato, a subsidiary of Signature Fruit, issued $2.1 million of 14.24% cumulative, voting preferred stock in exchange for debt. In addition, Signature Fruit sold 3.0% of its Class A membership shares to outside third parties with put options exercisable in a period from one to three years from acquisition.

The minority interest in the equity of consolidated partnerships of approximately $5.2 million reflects the original investment by minority shareholders in various consolidated partnerships, along with their proportional share of the earnings or losses of these partnerships.

The minority interest in the equity of unconsolidated partnerships reflect the original investment by minority shareholders in a consolidated partnership, along with their proportional share of the earnings or losses of this partnership.


NOTE 10 - REINSURANCE

The effect of reinsurance on premiums written and earned was as follows:



                                2002                    2001                     2000
                              PREMIUMS                PREMIUMS                 PREMIUMS
                        ---------------------   ---------------------   ----------------------
                         WRITTEN     EARNED      WRITTEN     EARNED      WRITTEN      EARNED
                        ----------  ----------  ----------  ----------  ----------  ----------
                                                    (IN MILLIONS)
Life, Health and
 Annuity:
 Direct . . . . . . .   $ 2,570.1   $ 2,565.0   $ 3,076.8   $ 3,080.7   $ 3,181.1    $ 3,180.3
 Assumed. . . . . . .       469.3       469.3       427.7       427.7       465.3        465.4
 Ceded. . . . . . . .    (1,050.1)   (1,050.1)   (1,156.5)   (1,156.5)   (1,255.0)    (1,255.0)
                        ---------   ---------   ---------   ---------   ---------    ---------
   Net life, health
    and annuity
    premiums. . . . .   $ 1,989.3   $ 1,984.2   $ 2,348.0   $ 2,351.9   $ 2,391.4    $ 2,390.7
                        =========   =========   =========   =========   =========    =========



For the years ended December 31, 2002, 2001 and 2000, benefits to policyholders under life, health and annuity ceded reinsurance contracts were $645.9 million, $552.7 million, and $649.4 million, respectively.

On February 28, 1997, the Company sold a major portion of its group insurance business to UNICARE Life & Health Insurance Company (UNICARE), a wholly owned subsidiary of WellPoint Health Networks, Inc. The business sold included the Company's group accident and health business and related group life business and Cost Care, Inc., Hancock Association Services Group and Tri-State, Inc., all of which were indirect wholly-owned subsidiaries of the Company. The Company retained its group long-term care operations. The insurance business sold was transferred to UNICARE through a 100% coinsurance agreement. The Company remains liable to its policyholders to the extent that UNICARE does not meet its contractual obligations under the coinsurance agreement.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 10 - REINSURANCE

Through the Company's group health insurance operations, the Company entered into a number of reinsurance arrangements in respect of personal accident insurance and the occupational accident component of workers compensation insurance, a portion of which was originated through a pool managed by Unicover Managers, Inc. Under these arrangements, the Company both assumed risks as a reinsurer, and also passed 95% of these risks on to other companies. This business had originally been reinsured by a number of different companies, and has become the subject of widespread disputes. The disputes concern the placement of the business with reinsurers and recovery of the reinsurance. The Company is engaged in disputes, including a number of legal proceedings, in respect of this business. The risk to the Company is that other companies that reinsured the business from the Company may seek to avoid their reinsurance obligations. However, the Company believes that it has a reasonable legal position in this matter. During the fourth quarter of 1999 and early 2000, the Company received additional information about its exposure to losses under the various reinsurance programs. As a result of this additional information and in connection with global settlement discussions initiated in late 1999 with other parties involved in the reinsurance programs, during the fourth quarter of 1999 the Company recognized a charge for uncollectible reinsurance of $133.7 million, after tax, as its best estimate of its remaining loss exposure. The Company believes that any exposure to loss from this issue, in addition to amounts already provided for as of December 31, 2002, would not be material.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.


NOTE 11 - PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS

The Company provides pension benefits to substantially all employees and general agency personnel. These benefits are provided through both qualified and non-qualified defined benefit and qualified defined contribution pension plans. Through the non-qualified defined benefit plans, the Company provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by U.S. tax law. Prior to 2002, pension benefits under the Company's defined benefit plans were also based on years of service and final average compensation (generally during the three years prior to retirement). In 2001, the defined benefit pension plans were amended to a cash balance basis under which benefits are based on career average compensation. Under grandfathering rules, employees within 5 years of early retirement eligibility or employees over age 40 and with at least 10 years of service will receive pension benefits based on the greater of the benefit from the cash balance basis or the prior final average salary basis. This amendment became effective on January 1, 2002. Benefits related to the Company's defined benefit pension plans paid to employees and retirees covered by annuity contracts issued by the Company amounted to $141.8 million in 2002, $115.9 million in 2001, and $102.2 million in 2000. Plan assets consist principally of listed domestic and international equity securities, private equity securities including timber and agricultural real estate, corporate obligations, and U.S. and foreign government securities.

The Company's funding policy for qualified defined benefit plans is to contribute annually an amount at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (ERISA) and other applicable laws, and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. In 2002 and 2001, $3.0 million and
$0.0 million, respectively, were contributed to these plans.   $3.0 million was
contributed to only one plan to ensure that the plan's assets continued to exceed the plan's Accumulated Benefit Obligation. This contribution is not deductible for 2002, but is expected to be deductible for 2003. The funding policy for non-qualified defined benefit plans is to contribute the amount of the benefit payments made during the year.

The Company recognized a loss of $41.2 million in 2002 and a gain of $19.7 million in 2001 in other comprehensive income, before taxes from the increase in the additional minimum liability (less the increase in the intangible asset) over the value at the end of the prior year.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 11 - PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS
 (CONTINUED)

Defined contribution plans include The Investment Incentive Plan and the Savings and Investment Plan. The expense for defined contribution plans was $10.4 million, $10.6 million, and $8.3 million, in 2002, 2001 and 2000, respectively.

In addition to the Company's defined benefit pension plans, the Company has employee welfare plans for medical, dental, and life insurance covering most of
its retired employees and general agency personnel.   Substantially all
employees may become eligible for these benefits if they reach certain age and service requirements while employed by the Company. The postretirement health care and dental coverages are contributory based for post January 1, 1992 non-union retirees. A small portion of pre-January 1, 1992 non-union retirees also contribute. The applicable contributions are based on the number of years of service.

The Company's policy is to fund postretirement benefits in amounts at or below the annual tax qualified limits. As of December 31, 2002 and 2001, plan assets related to non-union employees were comprised of an irrevocable health insurance contract to provide future health benefits to retirees and a 401(h) account under the pension plan. The plan assets underlying the insurance contract are comprised of approximately 60% equity securities and 40% fixed income investments. The plan assets in the 401(h) account are comprised of approximately 75% equity securities and 25% fixed income investments. Plan assets related to union employees were comprised of approximately 60% equity securities and 40% fixed income investments, held in a 501(c)(9) trust.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 11 - PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS
 (CONTINUED)

The changes in benefit obligation and plan assets related to the Company's qualified and nonqualified benefit plans are summarized as follows:



                                       YEARS ENDED DECEMBER 31,
                           ----------------------------------------------------
                                                         OTHER POSTRETIREMENT
                               PENSION BENEFITS               BENEFITS
                           --------------------------  ------------------------
                              2002          2001         2002         2001
                           ------------  ------------  ----------  ------------
                                             (IN MILLIONS)
Change in benefit
 obligation:
 Benefit obligation at
  beginning of year. . .    $1,933.1      $1,803.6      $ 441.4      $ 486.8
 Service cost. . . . . .        27.8          30.7          4.0          5.9
 Interest cost . . . . .       133.9         129.1         33.5         31.8
 Amendments. . . . . . .         9.9          50.1           --        (48.3)
 Actuarial loss (gain) .        91.9          46.7        143.9         (1.3)
 Benefits paid . . . . .      (161.0)       (127.1)       (37.4)       (29.6)
 Curtailment . . . . . .        (6.3)           --         (1.1)        (3.9)
                            --------      --------      -------      -------
 Benefit obligation at
  end of year. . . . . .     2,029.3       1,933.1        584.3        441.4
                            --------      --------      -------      -------
Change in plan assets:
 Fair value of plan
  assets at beginning of
  year . . . . . . . . .     2,196.9       2,410.9        245.7        261.4
 Actual return on plan
  assets . . . . . . . .      (201.5)       (105.8)       (25.5)        (6.7)
 Employer contribution .        26.6          18.9         21.4         20.6
 Employee contribution .          --            --          3.9          6.5
 Benefits paid . . . . .      (161.0)       (127.1)       (41.3)       (36.1)
                            --------      --------      -------      -------
 Fair value of plan
  assets at end of year.     1,861.0       2,196.9        204.2        245.7
                            --------      --------      -------      -------
Funded status. . . . . .      (168.3)        263.8       (380.1)      (195.7)
Unrecognized actuarial
 loss (gain) . . . . . .       511.5          24.3         98.8        (95.3)
Unrecognized prior
 service cost. . . . . .        67.9          67.9        (42.3)       (47.5)
Unrecognized net
 transition asset. . . .         0.1           0.1           --           --
                            --------      --------      -------      -------
Prepaid (accrued) benefit
 cost, net . . . . . . .    $  411.2      $  356.1      $(323.6)     $(338.5)
                            ========      ========      =======      =======
Amounts recognized in the
 consolidated balance
 sheets consist of:
 Prepaid benefit cost. .    $  581.7      $  523.9
 Accrued benefit
  liability including
  minimum liability. . .      (275.1)       (231.6)
 Intangible asset. . . .         0.1           0.5
 Accumulated other
  comprehensive income .       104.5          63.3
                            --------      --------
Net amount recognized. .    $  411.2      $  356.1
                            ========      ========



The assumptions used in accounting for the Company's qualified and nonqualified benefit plans were as follows:



                                        YEARS ENDED DECEMBER 31,
                            ---------------------------------------------------
                                                          OTHER POSTRETIREMENT
                                 PENSION BENEFITS              BENEFITS
                            --------------------------  -----------------------
                                2002          2001         2002        2001
                            -------------  -----------  ----------  -----------
                                              (IN MILLIONS)
Discount rate . . . . . .       6.75%         7.25%       6.75%        7.25%
Expected return on plan
 assets . . . . . . . . .       9.50%         9.50%       9.50%        9.50%
Rate of compensation
 increase . . . . . . . .       3.50%         4.20%         --           --

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 11 - PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS
 (CONTINUED)

The expected return on plan assets rates shown above are the rates used in computing the net periodic costs for the year. The rates of compensation increase and the discount rate shown above are the rates used in computing the year-end measurements and for computing the net periodic costs for the following year.

For measurement purposes, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003. The rate was assumed to decrease gradually to 5.25% in 2008 and remain at that level thereafter.

For the prior valuation, an 8.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 5.25% in 2006 and remain at that level thereafter.

The net periodic benefit (credit) cost related to the Company's qualified and nonqualified benefit plans includes the following components:

                                       YEARS ENDED DECEMBER 31,
                        ---------------------------------------------------------
                                                         OTHER POSTRETIREMENT
                              PENSION BENEFITS                  BENEFITS
                        ----------------------------  ---------------------------
                         2002      2001      2000      2002     2001      2000
                        --------  --------  --------  -------  -------  ---------
                                            (IN MILLIONS)
Service cost. . . . .   $  27.8   $  30.7   $  34.0   $  4.0   $  5.9    $  7.8
Interest cost . . . .     133.9     129.1     129.2     33.5     31.8      30.9
Expected return on
 plan assets. . . . .    (201.5)   (223.8)   (209.9)   (22.8)   (24.4)    (24.1)
Amortization of
 transition asset . .       0.1       0.1     (12.0)      --       --        --
Amortization of prior
 service cost . . . .       7.0       6.5       4.6     (3.2)    (2.2)     (0.2)
Recognized actuarial
 gain . . . . . . . .       7.6     (18.3)     (9.3)    (1.9)    (6.8)     (8.7)
Other . . . . . . . .        --        --        --       --     (3.9)       --
                        -------   -------   -------   ------   ------    ------
 Net periodic benefit
  (credit) cost . . .   $ (25.1)  $ (75.7)  $ (63.4)  $  9.6   $  0.4    $  5.7
                        =======   =======   =======   ======   ======    ======

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                               1-PERCENTAGE    1-PERCENT POINT
                                              POINT INCREASE      DECREASE
                                              --------------  -----------------
                                                       (IN MILLIONS)

Effect on total of service and interest
 costs in 2002. . . . . . . . . . . . . . .       $ 3.4            $ (3.1)
Effect on postretirement benefit obligations
 as of December 31, 2002. . . . . . . . . .        45.0             (41.5)

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 11 - PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS
 (CONTINUED)

The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.



                                               YEARS ENDED DECEMBER 31,
                        -----------------------------------------------------------------------
                                       2002                                 2001
                        ----------------------------------  -----------------------------------
                        QUALIFIED  NONQUALIFIED             QUALIFIED  NONQUALIFIED
                          PLANS       PLANS       TOTAL       PLANS       PLANS        TOTAL
                        ---------  ------------  ---------  ---------  ------------  ----------
                                                    (IN MILLIONS)
Benefit obligation at
 the end of year. . .   $1,727.4     $ 301.9     $2,029.3   $1,674.4     $ 258.7      $1,933.1
Fair value of plan
 assets at end of year   1,855.8         5.2      1,861.0    2,192.3         4.6       2,196.9
                        --------     -------     --------   --------     -------      --------
Funded status . . . .      128.4      (296.7)      (168.3)     517.9      (254.1)        263.8
Unrecognized net
 actuarial (gain)loss      374.7       136.8        511.5      (65.7)       90.0          24.3
Unrecognized prior
 service cost . . . .       78.6       (10.7)        67.9       71.7        (3.8)         67.9
Unrecognized
 transition (asset)
 liability. . . . . .         --         0.1          0.1         --         0.1           0.1
                        --------     -------     --------   --------     -------      --------
Prepaid benefit
 (accrued) cost . . .   $  581.7     $(170.5)    $  411.2   $  523.9     $(167.8)     $  356.1
Prepaid benefit cost.   $  581.7           -     $  581.7   $  523.9           -      $  523.9
Accrued benefit
 liability including
 minimum liability. .         --     $(275.1)      (275.1)        --     $(231.6)       (231.6)
Intangible asset. . .         --         0.1          0.1         --         0.5           0.5
Accumulated other
 comprehensive income         --       104.5        104.5         --        63.3          63.3
                        --------     -------     --------   --------     -------      --------
 Net amount recognized  $  581.7     $(170.5)    $  411.2   $  523.9     $(167.8)     $  356.1
                        --------     -------     --------   --------     -------      --------
Service cost. . . . .   $   26.1     $   1.7     $   27.8   $   26.0     $   4.7      $   30.7
Interest cost . . . .      115.9        18.0        133.9      110.1        19.0         129.1
Expected return on
 plan assets. . . . .     (201.3)       (0.2)      (201.5)    (223.7)       (0.1)       (223.8)
Amortization of
 transition asset . .          -         0.1          0.1         --         0.1           0.1
Amortization of prior
 service cost . . . .        6.5         0.5          7.0        4.5         2.0           6.5
Recognized actuarial
 gain . . . . . . . .        1.5         6.1          7.6      (24.8)        6.5         (18.3)
                        --------     -------     --------   --------     -------      --------
 Net periodic benefit
  (credit) cost . . .   $  (51.3)    $  26.2     $  (25.1)  $ (107.9)    $  32.2      $  (75.7)
                        ========     =======     ========   ========     =======      ========




NOTE 12 - COMMITMENTS, GUARANTEES AND CONTINGENCIES

COMMITMENTS

The Company has extended commitments to purchase fixed maturity investments, preferred and common stock, and other invested assets and to issue mortgage loans on real estate totaling $485.2 million, $0.3 million, $729.9 million and $279.8 million, respectively at December 31, 2002. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $1.2 billion at December 31, 2001. The majority of these commitments expire in 2003.


GUARANTEES

In the course of business the Company enters into guarantees which vary in nature and purpose. The following guarantee is disclosed pursuant to FASB Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others".

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The Company guarantees certain mortgage securitizations transactions the Company entered into with FNMA and FHLMC. This guarantee will persist until the pool of mortgages is paid off in full by the mortgagees. The Company must perform under this guarantee where the mortgagees fail to repay their mortgages. The maximum amount of future payments the Company may be required to make pursuant to the guarantee is approximately equivalent to the December 31, 2002 aggregate outstanding principal balance of the pool of FNMA loans of $19.2 million and the FHMLC loans of $20.1 million.


CONTINGENCIES

Class Action

During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $11.9 million and $52.7 million at December 31, 2002 and 2001, respectively. The Company incurred no costs related to the settlement in 2002 or 2000. Costs incurred related to the settlement were $30.0 million in 2001. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. The Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's initial estimates. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly. The reserve estimate was further evaluated quarterly, and was adjusted as noted above, in 2001. The adjustment to the reserve in the fourth quarter of 2001 was the result of the Company being able to better estimate the cost of settling the remaining claims, which on average tend to be larger, more complicated claims. The better estimate comes from experience with actual settlements on similar claims.

Administration of the alternative dispute resolution (ADR) component of the settlement continues to date. Although some uncertainty remains as to the cost of claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.


HARRIS TRUST

Since 1983, the Company has been involved in complex litigation known as Harris Trust and Savings Bank, as Trustee of Sperry Master Retirement Trust No. 2 v. John Hancock Mutual Life Insurance Company (S.D.N.Y. Civ. 83-5491). After successive appeals to the Second Circuit and to the U.S. Supreme Court, the case was remanded to the District Court and tried to a Federal District Court judge in 1997. The judge issued an opinion in November 2000.

In that opinion the Court found against the Company and awarded the Trust approximately $13.8 million in relation to this claim together with unspecified additional pre-judgment interest on this amount from October 1988. The Court also found against the Company on issues of liability valuation and ERISA law. Damages in the amount of approximately $5.7 million, together with unspecified pre-judgment interest from December 1996, were awarded on these issues. As part of the relief, the judge ordered the removal of Hancock as a fiduciary to the plan. On April 11, 2001, the Court entered a judgment against the Company for approximately $84.9 million, which includes damages to the plaintiff, pre-judgment interest, attorney's fees and other costs.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

On May 14, 2001 the Company filed an appeal in this case. On August 20, 2002, the Second Circuit Court of Appeals issued a ruling, affirming in part, reversing in part, and vacating in part the District Court's judgment in this case. The Second Circuit Court of Appeals' opinion overturned substantial portions of the District Court's opinion, representing the vast majority of the lower court's award of damages and fees, and sent the matter back to the District Court for further proceedings. The matter remains in litigation, and no final judgment has been entered.

Notwithstanding what the Company believes to be the merits of its position in this case, if unsuccessful, its ultimate liability, including fees, costs and interest could have a material adverse impact on net income. However, the Company does not believe that any such liability would be material in relation to its financial position or liquidity.


MODAL PREMIUM LITIGATION

On July 19, 2002, the Company announced it had entered into a class action lawsuit settlement agreement involving policyholders who paid premiums on a monthly, quarterly or semiannual basis, rather than annually. The class action lawsuit, known as the "Modal Premium" action, was filed in a New Mexico state court. As a result of the settlement, the Company established a $30.0 million reserve ($19.5 million after taxes) as of June 30, 2002 to provide for economic relief in the form of a Settlement Death Benefit to the approximately 1.5 million class members who purchased various insurance products from the Company and paid on a monthly, quarterly or semi-annual basis. The reserve also provides for the legal and administrative costs associated with the settlement. In entering into the settlement, the Company specifically denied any wrongdoing. The Settlement Death Benefit Period began on February 19, 2003 and extends for either nine or twelve months, depending upon the age of the class member. Although some uncertainty remains as to the final cost of the settlement, it is expected that it will not differ materially from the amounts presently provided for by the Company.


OTHER

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2002. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.


NOTE 13 - SHAREHOLDER'S EQUITY

(a) Common Stock

As result of the Reorganization, as described in Note 1, the Company converted to a stock life insurance company. The Company has one class of capital stock, common stock ($10,000 par value, 1,000 shares authorized and outstanding). All of the outstanding common stock of the Company is owned by JHFS, the parent.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

(b) Other Comprehensive Income

The components of accumulated other comprehensive income are as follows:

                                        NET
                           NET      ACCUMULATED    FOREIGN                 ACCUMULATED
                        UNREALIZED  GAIN (LOSS)   CURRENCY     MINIMUM        OTHER
                          GAINS       ON CASH    TRANSLATION   PENSION    COMPREHENSIVE
                         (LOSSES)   FLOW HEDGES  ADJUSTMENT   LIABILITY      INCOME
                        ----------  -----------  -----------  ---------  ---------------
                                                (IN MILLIONS)
Balance at December
 31, 1999 . . . . . .    $ 69.1          --        $(2.5)      $(61.2)       $  5.4
Gross unrealized gains
 (losses) (net of
 deferred income tax
 benefit of $8.1
 million) . . . . . .     (12.7)         --           --           --         (12.7)
Reclassification
 adjustment for gains
 (losses), realized in
 net income (net of
 tax expense of $59.8
 million) . . . . . .     111.2          --           --           --         111.2
Adjustment for
 participating group
 annuity contracts
 (net of deferred
 income tax benefit of
 $3.6 million). . . .      (6.8)         --           --           --          (6.8)
Adjustment for
 deferred policy
 acquisition costs and
 present value of
 future profits (net
 of deferred income
 tax benefit of $15.4
 million) . . . . . .     (28.3)         --           --           --         (28.3)
Adjustment for
 policyholder dividend
 obligation (net of
 deferred income tax
 benefit of $4.7
 million) . . . . . .      (8.8)         --           --           --          (8.8)
                         ------       -----        -----       ------        ------
Net unrealized gains
 (losses) . . . . . .      54.6          --           --           --          54.6
Foreign currency
 translation
 adjustment . . . . .        --          --         (1.5)          --          (1.5)
Minimum pension
 liability (net of
 deferred income tax
 expense of $4.4
 million) . . . . . .        --          --           --          8.2           8.2
                         ------       -----        -----       ------        ------
Balance at December
 31, 2000 . . . . . .    $123.7          --        $(4.0)      $(53.0)       $ 66.7
                         ------       -----        -----       ------        ------

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                        NET
                                    ACCUMULATED
                           NET         GAIN        FOREIGN                 ACCUMULATED
                        UNREALIZED    (LOSS)      CURRENCY     MINIMUM        OTHER
                          GAINS       ON CASH    TRANSLATION   PENSION    COMPREHENSIVE
                         (LOSSES)   FLOW HEDGES  ADJUSTMENT   LIABILITY      INCOME
                        ----------  -----------  -----------  ---------  ---------------
                                                (IN MILLIONS)
Balance at December
 31, 2000 . . . . . .    $123.7           --       $(4.0)      $(53.0)       $ 66.7
Gross unrealized gains
 (losses) (net of
 deferred income tax
 benefit of $49.1
 million) . . . . . .     (88.3)          --          --           --         (88.3)
Reclassification
 adjustment for gains
 (losses), realized in
 net income (net of
 tax expense of $80.8
 million) . . . . . .     150.1           --          --           --         150.1
Adjustment for
 participating group
 annuity contracts
 (net of deferred
 income tax benefit of
 $5.1 million). . . .      (9.5)          --          --           --          (9.5)
Adjustment for
 deferred policy
 acquisition costs and
 present value of
 future profits (net
 of deferred income
 tax benefit of $25.8
 million) . . . . . .     (47.8)          --          --           --         (47.8)
Adjustment for
 policyholder dividend
 obligation (net of
 tax expense of $46.1
 million) . . . . . .     (85.6)          --          --           --         (85.6)
                         ------       ------       -----       ------        ------
Net unrealized gains
 (losses) . . . . . .     (81.1)          --          --           --         (81.1)
Foreign currency
 translation
 adjustment . . . . .        --           --         1.0           --           1.0
Minimum pension
 liability (net of
 deferred income tax
 expense of $8.2
 million) . . . . . .        --           --          --         15.2          15.2
Net accumulated gains
 (losses) on cash flow
 hedges (net of tax
 benefit of $2.1
 million) . . . . . .        --         (3.8)         --           --          (3.8)
Change in accounting
 principle (net of
 income tax expense of
 $122.6 million). . .     204.7         22.9          --           --         227.6
                         ------       ------       -----       ------        ------
Balance at December
 31, 2001 . . . . . .    $247.3       $ 19.1       $(3.0)      $(37.8)       $225.6
                         ======       ======       =====       ======        ======

Gross unrealized gains
 (losses) (net of
 deferred income tax
 expense of $32.1
 million) . . . . . .      87.2           --          --           --          87.2
Reclassification
 adjustment for gains
 (losses), realized in
 net income (net of
 income tax benefit of
 $61.6 million) . . .     114.4           --          --           --         114.4
Adjustment for
 participating group
 annuity contracts
 (net of deferred
 income tax benefit of
 $14.6 million) . . .     (27.2)          --          --           --         (27.2)
Adjustment for
 deferred policy
 acquisition costs and
 present value of
 future profits (net
 of deferred income
 tax benefit of $20.5
 million) . . . . . .     (38.0)          --          --           --         (38.0)
Adjustment for
 policyholder dividend
 obligation - (net of
 deferred income tax
 expense of $38.0
 million) . . . . . .     (70.7)          --          --           --         (70.7)
                         ------       ------       -----       ------        ------
Net unrealized gains
 (losses) . . . . . .      65.7           --          --           --          65.7
Foreign currency
 translation
 adjustment . . . . .        --           --          --           --            --
Minimum pension
 liability (net of
 deferred income tax
 benefit of $13.2
 million) . . . . . .        --           --          --        (24.4)        (24.4)
Net accumulated gains
 (losses) on cash flow
 hedges (net of income
 tax expense of $94.5
 million) . . . . . .        --        175.3          --           --         175.3
                         ------       ------       -----       ------        ------
Balance at December
 31, 2002 . . . . . .    $313.0       $194.4       $(3.0)      $(62.2)       $442.2
                         ======       ======       =====       ======        ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Net unrealized investment and other gains (losses), included in the consolidated balance sheets as a component of shareholder's equity, are summarized as follows:



                                             FOR THE YEARS ENDED DECEMBER 31,
                                          -------------------------------------
                                             2002        2001          2000
                                          -----------  ----------  ------------
                                                    (IN MILLIONS)
Balance, end of year comprises:
 Unrealized investment gains (losses)
  on:
   Fixed maturities . . . . . . . . . .    $ 839.8      $ 294.1      $ 103.0
   Equity investments . . . . . . . . .       42.1        129.2        258.5
   Derivatives and other. . . . . . . .       41.7        205.0       (155.8)
                                           -------      -------      -------
Total . . . . . . . . . . . . . . . . .      923.6        628.3        205.7
Amounts of unrealized investment (gains)
 losses attributable to:
 Participating group annuity contracts.      (90.8)       (49.0)       (34.4)
 Deferred policy acquisition cost and
  present value of future profits . . .     (109.5)       (51.0)        22.6
 Policyholder dividend obligation . . .     (253.9)      (145.2)       (13.5)
 Deferred federal income taxes. . . . .     (156.4)      (135.8)       (56.7)
                                           -------      -------      -------
Total . . . . . . . . . . . . . . . . .     (610.6)      (381.0)       (82.0)
                                           -------      -------      -------
Net unrealized investment gains . . . .    $ 313.0      $ 247.3      $ 123.7
                                           =======      =======      =======



(c) Statutory Results

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiaries use to prepare their statutory-basis financial statements.

The Company and its domestic insurance subsidiaries prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices, otherwise known as permitted practices.

From time to time the Company has requested permission from the Commonwealth of Massachusetts Division of Insurance for a permitted accounting practice. The Company currently has three permitted practices which relate to an admitted asset for the pension plan prepaid expense, an admitted asset for the start-up and launch costs due from the experience fund of the Federal Long-Term Care Program, and an admitted asset for an after-tax ceding commission in the acquisition of the fixed universal life insurance business of Allmerica Financial.

Prior to 2001, the Commissioner had provided the Company approval to recognize as an admitted asset the pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." Beginning in 2001, the Commissioner has provided the Company with approval to phase-in over a three-year period the impact of implementing the material provisions of statutory SSAP No. 8, "Pensions." As a result of this permitted practice, the Company's reported statutory surplus as of December 31, 2002 is increased by $159.7 million over what it would be under NAIC SAP. Statutory net income is not impacted by this permitted practice.

During 2002, the Company received permission from the Commonwealth of Massachusetts Division of Insurance to record an admitted asset for the Federal Long-Term Care Program start-up and launch costs due from its experience fund of $19.3 million at December 31, 2002.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

During 2002, the Company received permission from the Commonwealth of Massachusetts Division of Insurance to record an admitted asset for the after-tax ceding commission in the acquisition of the fixed universal life insurance business of Allmerica Financial of $60.5 million at December 31, 2002, which will be amortized over five years. There are no other material permitted practices.

Statutory net income and surplus include the accounts of the Company and its variable life insurance subsidiary, John Hancock Variable Life Insurance Company, including its wholly-owned subsidiary, Investors Partner Life Insurance Company. Investors Guaranty Life Insurance Company, a former subsidiary of the Company, was sold in 2001, and its statutory net income for the period January 1, 2001 to May 22, 2001 and for the year 2000, and its statutory surplus at December 31, 2000, are included in the table below.



                                    AS OF OR FOR THE YEARS ENDED DECEMBER 31,
                                 ----------------------------------------------
                                      2002            2001            2000
                                 ---------------  -------------  --------------
                                                (IN MILLIONS)
Statutory net income . . . . .      $  271.7        $  631.4        $  617.6
Statutory surplus. . . . . . .      $3,524.1        $3,513.6        $3,700.5



Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of the Massachusetts Division of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Massachusetts Division of Insurance, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.


NOTE 14 - SEGMENT INFORMATION

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

PROTECTION SEGMENT. Offers a variety of individual life insurance and individual and group long-term care insurance products, including participating whole life, term life, universal life, variable life, and retail and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

ASSET GATHERING SEGMENT. Offers individual annuities and mutual fund products and services. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. Mutual fund products and services primarily consist of open-end mutual funds and closed end funds. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

GUARANTEED AND STRUCTURED FINANCIAL PRODUCTS (G&SFP) SEGMENT. Offers a variety of retirement products to qualified defined benefit plans, defined contribution plans and non-qualified buyers. The Company's products include guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. The segment distributes its products through a combination of dedicated regional representatives, pension consultants and investment professionals. The segment's new consumer notes program distributes primarily through brokers affiliated with the Company and securities brokerage firms.

INVESTMENT MANAGEMENT SEGMENT. Offers a wide range of investment management products and services to investors covering a variety of private and publicly traded asset classes including fixed income, equity, mortgage loans, and real estate. This segment distributes its products through a combination of dedicated sales and marketing professionals, independent marketing specialists, and investment professionals.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

CORPORATE AND OTHER SEGMENT. Primarily consists of the Company's international group insurance program, certain corporate operations, and businesses that are either disposed or in run-off. The international group insurance program consists of an international network of 46 insurers that coordinate and/or reinsure group life, health, disability and pension coverage for foreign and globally mobile employees of multinational companies in 50 countries and territories. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the reporting segments and certain non-recurring expenses not allocated to the segments. The disposed businesses primarily consist of group health insurance and related group life insurance, property and casualty insurance and selected broker/dealer operations.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

Amounts reported as after-tax adjustments to segment net income in the tables below primarily relate to:

(i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs, amounts credited to participating pension contractholder accounts and policyholder dividend obligation (the adjustment for net realized investment and other gains (losses) excludes gains and losses from mortgage securitizations because management views the related gains and losses as an integral part of the core business of those operations);

(ii) a 2002 charge to benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving a dispute regarding disclosure of costs on various modes of life insurance policy premium payment and a 2001 charge to benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996;

(iii) restructuring costs related to reducing staff in the home office and terminating certain operations outside the home office;

(iv) the surplus tax on mutual life insurance companies which, as a stock company is no longer applicable to the Company;

(v)   cumulative effect of accounting changes;

(vi)  a charge for one time costs associated with the demutualization process;
      and

(vii) a 2000 charge for a group pension dividend resulting from demutualization related asset transfers and the formation of a corporate account.

The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions):

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                      ASSET                 INVESTMENT  CORPORATE
2002                    PROTECTION  GATHERING     G&SFP     MANAGEMENT  AND OTHER   CONSOLIDATED
----------------------  ----------  ----------  ----------  ----------  ---------  --------------
REVENUES:
 Revenues from
  external customers.   $ 1,948.5   $   548.0   $    64.5   $   76.0    $  703.2     $ 3,340.2
 Net investment income    1,310.7       575.7     1,703.9       15.1       (24.4)      3,581.0
 Inter-segment
  revenues. . . . . .          --         1.1          --       33.5       (34.6)           --
                        ---------   ---------   ---------   --------    --------     ---------
 Segment revenues . .     3,259.2     1,124.8     1,768.4      124.6       644.2       6,921.2
 Net realized
  investment and other
  gains (losses). . .       (65.1)      (42.5)     (313.8)       0.4       (30.4)       (451.4)
                        ---------   ---------   ---------   --------    --------     ---------
 Revenues . . . . . .   $ 3,194.1   $ 1,082.3   $ 1,454.6   $  125.0    $  613.8     $ 6,469.8
                        =========   =========   =========   ========    ========     =========
NET INCOME:
 Segment after-tax
  operating income. .   $   309.7   $   130.7   $   268.7   $   21.2    $   44.3     $   774.6
 Realized investment
  gains (losses). . .       (41.4)      (25.7)     (199.6)       0.4       (19.5)       (285.8)
 Class action lawsuit       (18.7)         --          --         --        (0.8)        (19.5)
 Restructuring charges       (5.7)       (6.1)       (0.6)      (0.8)        2.8         (10.4)
                        ---------   ---------   ---------   --------    --------     ---------
 Net income . . . . .   $   243.9   $    98.9   $    68.5   $   20.8    $   26.8     $   458.9
                        =========   =========   =========   ========    ========     =========
SUPPLEMENTAL
 INFORMATION:
 Equity in net income
  of investees. . . .
 Accounted for by the
  equity method . . .   $    17.9   $     8.7   $    34.5   $    0.3    $    3.4     $    64.8
 Amortization of
  deferred policy
  Acquisition costs .       171.1       140.5         2.2         --        (0.4)        313.4
 Interest expense . .         0.5         0.5          --        6.7        44.9          52.6
 Income tax expense .       133.4        42.5        17.6       12.2       (97.1)        108.6
 Segment assets . . .    31,772.9    16,052.8    34,967.0    2,370.8     2,643.5      87,807.0
NET REALIZED
 INVESTMENT AND OTHER
 GAINS (LOSSES) DATA:
 Net realized
  investment and other
  gains (losses). . .   $   (87.8)  $   (70.9)  $  (337.2)  $    1.6    $  (30.4)    $  (524.7)
 Less amortization of
  deferred policy
  acquisition costs
  related to net
  realized investment
  and other gains
  (losses). . . . . .        10.8        28.1          --         --          --          38.9
 Less amounts credited
  to participating
  pension
  contractholder
  accounts. . . . . .          --          --        23.4         --          --          23.4
 Add amounts credited
  to the policyholder
  dividend obligation        11.9          --          --         --          --          11.9
                        ---------   ---------   ---------   --------    --------     ---------
 Net realized
  investment and other
  gains (losses), net
  of related
  amortization of
  deferred policy
  acquisition costs,
  amounts credited to
  participating
  pension
  contractholders and
  amounts credited to
  the policyholder
  dividend
  obligation--per the
  consolidated
  financial statements      (65.1)      (42.8)     (313.8)       1.6       (30.4)       (450.5)
 Less net realized
  investment and other
  gains (losses)
  attributable to
  mortgage
  securitizations . .          --         0.3          --       (1.2)         --          (0.9)
                        ---------   ---------   ---------   --------    --------     ---------
 Net realized
  investment and other
  gains (losses),
  net-pre-tax
  adjustment made to
  calculate segment
  operating income. .       (65.1)      (42.5)     (313.8)       0.4       (30.4)       (451.4)
 Less income tax
  effect. . . . . . .        23.7        16.8       114.2         --        10.9         165.6
                        ---------   ---------   ---------   --------    --------     ---------
 Net realized
  investment and other
  gains (losses),
  net-after-tax
  adjustment made to
  calculate segment
  operating income. .   $   (41.4)  $   (25.7)  $  (199.6)  $    0.4    $  (19.5)    $  (285.8)
                        =========   =========   =========   ========    ========     =========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                       ASSET                 INVESTMENT  CORPORATE
2001                                     PROTECTION  GATHERING     G&SFP     MANAGEMENT  AND OTHER   CONSOLIDATED
---------------------------------------  ----------  ----------  ----------  ----------  ---------  --------------
REVENUES:
 Revenues from external customers. . .   $ 1,796.2   $   656.5   $   535.0   $   86.5    $  652.6     $ 3,726.8
 Net investment income . . . . . . . .     1,258.5       498.5     1,834.5       28.7        26.0       3,646.2
 Inter-segment revenues. . . . . . . .          --          --          --       28.0       (28.0)           --
                                         ---------   ---------   ---------   --------    --------     ---------
 Segment revenues. . . . . . . . . . .     3,054.7     1,155.0     2,369.5      143.2       650.6       7,373.0
 Net realized investment and other
  gains (losses) . . . . . . . . . . .       (98.1)      (54.8)     (121.1)      (0.2)       25.2        (249.0)
                                         ---------   ---------   ---------   --------    --------     ---------
 Revenues. . . . . . . . . . . . . . .   $ 2,956.6   $ 1,100.2   $ 2,248.4   $  143.0    $  675.8     $ 7,124.0
                                         =========   =========   =========   ========    ========     =========
NET INCOME:
 Segment after-tax operating income. .   $   284.3   $   148.3   $   238.0   $   29.8    $   55.4     $   755.8
 Realized investment gains (losses). .       (62.2)      (34.7)      (77.0)      (0.2)       16.6        (157.5)
 Class action lawsuit. . . . . . . . .          --          --          --         --       (19.5)        (19.5)
 Restructuring charges . . . . . . . .        (4.4)      (17.6)       (1.2)      (0.9)       (1.3)        (25.4)
 Surplus tax . . . . . . . . . . . . .         9.6         0.2         2.6        0.1         0.8          13.3
 Cumulative effect of accounting
  changes, net of tax. . . . . . . . .        11.7        (0.5)       (1.2)      (0.2)       (2.6)          7.2
                                         ---------   ---------   ---------   --------    --------     ---------
 Net income. . . . . . . . . . . . . .   $   239.0   $    95.7   $   161.2   $   28.6    $   49.4     $   573.9
                                         =========   =========   =========   ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method .   $    12.9   $     7.0   $    24.8   $    6.9    $    4.8     $    56.4
 Amortization of deferred policy
  acquisition costs. . . . . . . . . .       171.3        75.0         2.4          -         0.3         249.0
 Interest expense. . . . . . . . . . .         0.9         1.9          --       12.4        43.8          59.0
 Income tax expense. . . . . . . . . .       108.8        35.0        71.0       16.2       (30.3)        200.7
 Segment assets. . . . . . . . . . . .    28,912.5    14,740.5    32,253.9    2,049.8     3,168.0      81,124.7
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses) . . . . . . . . . . .      (122.9)      (76.4)      (78.8)       3.0        25.2        (249.9)
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment and other gains
  (losses) . . . . . . . . . . . . . .         7.8        21.6          --         --          --          29.4
 Less amounts credited to participating
  pension contractholder accounts. . .          --          --       (42.3)        --          --         (42.3)
 Add amounts credited to the
  policyholder dividend obligation . .        17.0          --          --         --          --          17.0
                                         ---------   ---------   ---------   --------    --------     ---------
 Net realized investment and other
  gains (losses), net of related
  amortization of deferred policy
  acquisition costs, amounts credited
  to participating pension
  contractholders and amounts credited
  to the policyholder dividend
  obligation - per the consolidated
  financial statements . . . . . . . .       (98.1)      (54.8)     (121.1)       3.0        25.2        (245.8)
 Less net realized investment and other
  gains (losses) attributable to
  mortgage securitizations . . . . . .          --          --          --       (3.2)         --          (3.2)
                                         ---------   ---------   ---------   --------    --------     ---------
 Net realized investment and other
  gains (losses), net-pre-tax
  adjustment made to calculate segment
  operating income . . . . . . . . . .       (98.1)      (54.8)     (121.1)      (0.2)       25.2        (249.0)
 Less income tax effect. . . . . . . .        35.9        20.1        44.1         --        (8.6)         91.5
                                         ---------   ---------   ---------   --------    --------     ---------
 Net realized investment and other
  gains (losses), net-after-tax
  adjustment made to calculate segment
  operating income . . . . . . . . . .   $   (62.2)  $   (34.7)  $   (77.0)  $   (0.2)   $   16.6     $  (157.5)
                                         =========   =========   =========   ========    ========     =========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                       ASSET                 INVESTMENT  CORPORATE
2000                                     PROTECTION  GATHERING     G&SFP     MANAGEMENT  AND OTHER   CONSOLIDATED
---------------------------------------  ----------  ----------  ----------  ----------  ---------  --------------
REVENUES:
 Revenues from external customers. . .   $ 1,690.7   $   750.1   $   685.3   $  150.2    $  458.9     $ 3,735.2
 Net investment income . . . . . . . .     1,196.3       445.8     1,741.9       22.7       157.2       3,563.9
 Inter-segment revenues. . . . . . . .          --          --          --       39.1       (39.1)           --
 Segment revenues. . . . . . . . . . .     2,887.0     1,195.9     2,427.2      212.0       577.0       7,299.1
 Net realized investment and other
  gains (losses) . . . . . . . . . . .       (24.4)       15.4       (64.7)       7.1       141.7          75.1
                                         ---------   ---------   ---------   --------    --------     ---------
 Revenues. . . . . . . . . . . . . . .   $ 2,862.6   $ 1,211.3   $ 2,362.5   $  219.1    $  718.7     $ 7,374.2
                                         =========   =========   =========   ========    ========     =========
NET INCOME:
 Segment after-tax operating income. .       238.8       128.8       211.6       46.8        82.4         708.4
 Realized investment gains (losses). .       (18.2)       18.6       (40.5)       4.4        87.3          51.6
 Restructuring charges . . . . . . . .        (6.7)       (1.4)       (2.6)        --        (1.3)        (12.0)
 Surplus tax . . . . . . . . . . . . .        20.8         0.6         6.5         --        18.1          46.0
 Demutualization expenses. . . . . . .         1.6         0.4         0.4         --         0.1           2.5
 Other demutualization related costs .        (6.8)       (1.3)       (1.7)        --        (0.2)        (10.0)
 Group pension dividend transfer . . .          --          --         5.7         --          --           5.7
                                         ---------   ---------   ---------   --------    --------     ---------
 Net income. . . . . . . . . . . . . .   $   229.5   $   145.7   $   179.4   $   51.2    $  186.4     $   792.2
                                         =========   =========   =========   ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method .   $     7.5   $     3.5   $    11.2   $   16.8    $  104.8     $   143.8
 Amortization of deferred policy
  acquisition costs. . . . . . . . . .       106.0        78.8         2.6         --        (0.3)        187.1
 Interest expense. . . . . . . . . . .         2.9         3.5         1.0       12.1        43.1          62.6
 Income tax expense. . . . . . . . . .        82.0        57.9        78.3       35.2        55.5         308.9
 Segment assets. . . . . . . . . . . .    27,091.5    14,067.2    31,161.1    3,124.5     2,967.7      78,412.0
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses) . . . . . . . . . . .       (23.2)       18.9       (57.8)      10.3       141.7          89.9
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment and other gains
  (losses) . . . . . . . . . . . . . .        12.9        (3.5)         --         --          --           9.4
 Less amounts credited to participating
  pension contractholder accounts. . .          --          --        (6.9)        --          --          (6.9)
 Less amounts credited to policyholder
  dividend obligation. . . . . . . . .       (14.1)         --          --         --          --         (14.1)
                                         ---------   ---------   ---------   --------    --------     ---------
 Net realized investment and other
  gains (losses), net of related
  amortization of deferred policy
  acquisition costs, amounts credited
  to participating pension
  contractholders and amounts credited
  to the policyholder dividend
  obligation- per consolidated
  financial statements . . . . . . . .       (24.4)       15.4       (64.7)      10.3       141.7          78.3
 Less net realized investment and other
  gains (losses) attributable to
  mortgage securitizations . . . . . .          --          --          --       (3.2)         --          (3.2)
                                         ---------   ---------   ---------   --------    --------     ---------
 Net realized investment and other
  gains (losses), net-pre-tax
  adjustment made to calculate segment
  operating income                           (24.4)       15.4       (64.7)       7.1       141.7          75.1
 Less income tax effect                        6.2         3.2        24.2       (2.7)      (54.4)        (23.5)
                                         ---------   ---------   ---------   --------    --------     ---------
 Net realized investment and other
  gains (losses), net-after-tax
  adjustment made to calculate segment
  operating income                       $   (18.2)  $    18.6   $   (40.5)  $    4.4    $   87.3     $    51.6
                                         =========   =========   =========   ========    ========     =========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The Company operates primarily in the United States and also in Indonesia. In addition, the international program consists of a network of 46 insurers that coordinate and/or reinsure group life, health, disability and pension coverage for foreign and globally mobile employees of multinational companies in 50 countries and territories. The following table summarizes selected financial information by geographic location for the year ended or at December 31:



                                                              INCOME BEFORE
                                                            INCOMES TAXES AND
                                                                CUMULATIVE
                                    LONG-LIVED                  EFFECT OF
LOCATION                  REVENUES    ASSETS     ASSETS     ACCOUNTING CHANGES
--------                  --------  ----------  ---------  --------------------
                                             (IN MILLIONS)
2002
United States . . . . .   $6,191.6    $525.1    $87,719.6        $  556.8
Foreign - other . . . .      278.2       0.6         87.4            10.7
                          --------    ------    ---------        --------
                          $6,469.8    $525.7    $87,807.0        $  567.5
                          ========    ======    =========        ========
2001
United States . . . . .   $6,917.4    $533.8    $81,052.9        $  761.4
Foreign - other . . . .      206.6       0.6         71.8             6.0
                          --------    ------    ---------        --------
                          $7,124.0    $534.4    $81,124.7        $  767.4
                          --------    ------    ---------        --------
2000
United States . . . . .   $7,201.4    $419.6    $78,346.9        $1,093.4
Foreign - other . . . .      172.8       0.3         65.1             7.7
                          --------    ------    ---------        --------
                          $7,374.2    $419.9    $78,412.0        $1,101.1
                          ========    ======    =========        ========



The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.


NOTE 15 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

    Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Quarterly, a review is made of the entire fixed maturity portfolio to assess credit quality, including a review of all impairments with the Company's Committee of Finance, a sub-committee to the Board of Directors. At the end of each quarter our Investment Review Committee reviews all securities trading below ninety cents on the dollar to determine whether impairments need to be taken. The results of this quarterly analysis are reviewed by the Company's Committee of Finance. The fair value for equity securities is based on quoted market prices.

    The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

    The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

    The fair value of the Company's long-term debt is estimated using discounted cash flows based on the Company's incremental borrowing rates for similar types of borrowing arrangements. Carrying amounts for short-term borrowings approximate fair value.

    Fair values for the Company's guaranteed investment contracts and funding agreements are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

    The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

    The fair value for commitments approximates the amount of the initial commitment.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The following table presents the carrying amounts and fair values of the Company's financial instruments:




                                                 DECEMBER 31,
                                 --------------------------------------------
                                         2002                   2001
                                 --------------------   ---------------------
                                 CARRYING     FAIR      CARRYING      FAIR
                                   VALUE      VALUE       VALUE       VALUE
                                 ---------  ----------  ---------  ----------
                                                (IN MILLIONS)
ASSETS:
 Fixed maturities:
   Held-to-maturity. . . . . .   $ 1,727.0  $ 1,777.2   $ 1,923.5   $ 1,908.2
   Available-for-sale. . . . .    42,046.3   42,046.3    36,072.1    36,072.1
 Equity securities:
   Available-for-sale. . . . .       349.6      349.6       562.3       562.3
   Trading securities. . . . .         0.7        0.7         1.4         1.4
 Mortgage loans on real estate    10,296.5   11,220.7     9,667.0    10,215.0
 Policy loans. . . . . . . . .     2,014.2    2,014.2     1,927.0     1,927.0
 Short-term investments. . . .       137.3      137.3        78.6        78.6
 Cash and cash equivalents . .       897.0      897.0     1,025.3     1,025.3
Derivatives:
 Futures contracts, net. . . .         0.3        0.3          --          --
 Interest rate swap agreements       165.4      165.4        24.9        24.9
 Interest rate swap CMT. . . .         1.7        1.7         7.5         7.5
 Interest rate cap agreements.        15.9       15.9         3.6         3.6
 Interest rate floor agreements       93.2       93.2        56.5        56.5
 Currency rate swap agreements       281.7      281.7       401.6       401.6
 Equity collar agreements. . .        12.8       12.8        16.7        16.7
LIABILITIES:
 Consumer notes. . . . . . . .       290.2      272.9          --          --
 Debt. . . . . . . . . . . . .       803.4      643.3       786.3       758.8
 Guaranteed investment
  contracts and funding
  agreements . . . . . . . . .    17,961.3   18,022.2    16,142.7    15,947.0
 Fixed rate deferred and
  immediate annuities. . . . .     8,466.9    8,310.6     6,212.2     6,123.3
 Supplementary contracts
  without life contingencies .        52.8       59.1        54.4        58.4
Derivatives:
 Futures contracts, net. . . .         0.2        0.2         0.9         0.9
 Interest rate swap agreements     1,229.1    1,229.1       420.3       420.3
 Interest rate swaption
  agreements . . . . . . . . .         3.2        3.2         1.3         1.3
 Currency rate swap agreements       156.8      156.8       318.2       318.2
 Equity collar agreements. . .          --         --        18.9        18.9
 Equity swaps. . . . . . . . .          --         --         0.1         0.1
Commitments. . . . . . . . . .          --   (1,537.9)         --    (1,241.3)

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 16 - STOCK COMPENSATION PLANS

On January 5, 2000, the Company, as sole shareholder of John Hancock Financial Services, Inc., approved and adopted the 1999 Long-Term Stock Incentive Plan (the Incentive Plan), which originally had been approved by the Board of Directors (the Board) of the Company on August 31, 1999. Under the Incentive Plan, which became effective on February 1, 2000, the effective date of the Plan of Reorganization of the Company, options of JHFS common stock granted may be either non-qualified options or incentive stock options qualifying under Section 422 of the Internal Revenue Code. The Incentive Plan objectives include attracting and retaining the best personnel, providing for additional performance incentives, and promoting the success of the Company by providing employees the opportunity to acquire JHFS' common stock. In 2001, JHFS' Board adopted and the JHFS stockholders approved the amended and restated 1999 Long-Term Stock Incentive Plan (as amended, the Long-Term Stock Incentive Plan) and the Non-Employee Directors' Long-Term Stock Incentive Plan (the Directors' Plan, collectively, the Incentive Plans).

The maximum number of shares of JHFS common stock available under the Long-Term Stock Incentive Plan is 40,741,403. In addition, no more than 8,148,281 of these shares shall be available for stock awards. The maximum number of shares that may be granted as incentive stock options is 32,593,122 shares. The aggregate number of shares that may be covered by awards for any one participant over the period that the Long-Term Stock Incentive Plan is in effect shall not exceed 8,148,281 shares. Subject to these overall limits, there is no annual limit on the number of stock options or stock awards that may be granted in any one year.

The maximum number of shares of JHFS common stock available in the Non-Employee Directors' Long-Term Stock Incentive Plan is 1,000,000 shares of common stock. Pursuant to the Non-Employee Directors' Long-Term Stock Incentive Plan, each director receives 50% of the annual retainer paid to eligible directors in the form of stock awards. Where a director elects to have the remaining 50% of their retainer invested in shares of JHFS' common stock through open market purchases the Company grants a partial matching stock award, which is forfeitable. Commencing on April 1, 2002, the matching stock award is transferred from the Non-Employee Directors' Long-Term Stock Incentive Plan. In addition, on JHFS stockholder approval of the Non-Employee Directors' Long-Term Stock Incentive Plan, each non-employee director received a non-qualified stock option award of 15,000 shares. As any new non-employee director is appointed that person will receive an initial option award of 15,000 shares and annually thereafter, at the date of the JHFS' annual meeting, each will receive non-qualified stock option awards for 5,000 shares.



                                               NUMBER OF JHFS                               NUMBER OF JHFS
                                                SHARES TO BE                               SHARES REMAINING
                                                 ISSUED UPON       WEIGHTED-AVERAGE      AVAILABLE FOR FUTURE
                                                 EXERCISE OF        EXERCISE PRICE      ISSUANCE UNDER EQUITY
                                             OUSTANDING OPTIONS,    OF OUTSTANDING        COMPENSATION PLANS
                                                WARRANT, AND      OPTIONS, WARRANTS,    (EXCLUDING JHFS SHARES
PLAN CATEGORY                                      RIGHTS             AND RIGHTS       REFLECTED IN COLUMN (A))
-------------------------------------------  -------------------  ------------------  --------------------------
                                                     (A)                 (B)                     (C)
                                               (IN THOUSANDS)                               (IN THOUSANDS)
Equity compensation plans approved by JHFS
 stockholders. . . . . . . . . . . . . . .        22,312.8              $34.39                 15,169.3
Equity compensation plans not approved by
 JHFS stockholders . . . . . . . . . . . .              --                  --                       --
                                                  --------              ------                 --------
Total. . . . . . . . . . . . . . . . . . .         2,312.8              $34.39                 15,169.3
                                                  ========              ======                 ========



The Incentive Plans have options exercisable at the dates listed in the table below. JHFS granted 10.6 million options to the Company's employees during the year ended December 31, 2002. Options outstanding under the Long-Term Incentive Plan were granted at a price equal to the market value of the JHFS stock on the date of grant, vest over a two-year period, and expire five years after the grant date. Options outstanding under the Non-Employee Director's Long-Term Stock Incentive Plan were granted at a price equal to the market value of the stock on the date of grant, vest immediately, and expire five years after grant date. During 2002, JHFS granted approximately 1.1 million options to the Company's employees as part of its incentive compensation program. These options were granted at market value, vested on the date of grant and expire five years after grant.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The status of stock options under the Incentive Plans are summarized below as of December 31:

                                                           JHFS SHARES
                        NUMBER OF JHFS                       SUBJECT       WEIGHTED-AVERAGE
                            SHARES      WEIGHTED-AVERAGE  TO EXERCISABLE       EXERCISE
                        (IN THOUSANDS)   EXERCISE PRICE      OPTIONS       PRICE PER SHARE
                        --------------  ----------------  --------------  ------------------
Outstanding at
 February 1, 2000                --              --
 Granted. . . . . . .       4,066.8          $14.06
 Exercised. . . . . .           0.2           13.94
 Canceled . . . . . .         260.2           13.94
                           --------          ------          -------            ------
Outstanding at
 December 31, 2000          3,806.4          $14.07
                           --------          ------          -------            ------
 Granted. . . . . . .      10,819.9          $35.96
 Exercised. . . . . .         726.5           14.05
 Canceled . . . . . .         969.6           29.61
                           --------          ------          -------            ------
Outstanding at
 December 31, 2001         12,930.2          $31.21          2,270.5            $26.03
                           --------          ------          -------            ------
 Granted. . . . . . .      10,571.6          $36.94
 Exercised. . . . . .         848.7           14.74
 Canceled . . . . . .         340.3           35.38
                           --------          ------          -------            ------
Outstanding at
 December 31, 2002         22,312.8          $34.39          8,911.2            $30.48
                           --------          ------          -------            ------

Through December 31, 2002, the Company accounted for stock-based compensation using the intrinsic value method prescribed by APB Opinion No. 25, under which no compensation cost for stock options is recognized for stock option awards granted at or above fair market value, with the exception of the Signator Stock Option Program. Had compensation expense for the remaining Company's stock-based compensation plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, the Company's income would have been reduced to the pro forma amounts indicated below. Stock option awards granted after December 31, 2002 will be accounted for using the fair value method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation.

The estimated weighted-average fair value per share using the Black-Scholes option valuation model is $7.70, $9.35, and $3.66 respectively, for the years ending December 31, 2002, 2001 and 2000, using the following assumptions:

                                    2002          2001            2000
                                ------------  ------------  ---------------
Expected term . . . . . . . .     3 years      3-5 years        2-5 years
Risk free rate (1). . . . . .      2.51%      4.6% - 6.0%      4.8% - 5.6%
Dividend yield. . . . . . . .      1.05%          1.0%            1.8%
Expected volatility . . . . .      28.8%         32.0%            24.0%

(1) Dependent on grant date.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period. The Company's pro forma information follows:



                            YEAR           YEAR        FOR THE PERIOD        YEAR ENDED
                            ENDED          ENDED         FEBRUARY 1       DECEMBER 31, 2000
                         DECEMBER 31,   DECEMBER 31,       THROUGH            PRO FORMA
                            2002           2001       DECEMBER 31, 2000      (UNAUDITED)
                        -------------  -------------  -----------------  -------------------
                                                  (IN MILLIONS)
Net income, as
 reported . . . . . .      $458.9         $573.9           $750.3              $792.23
Add: Stock-based
 employee compensation
 expenseincluded in
 reported net income,
 net of related tax
 effects. . . . . . .         0.9            0.8               --                   --
Deduct: Total
 stock-based
 employee compensation
 expense determined
 under fair value
 method for all
 awards, net of
 related tax effects
 (unaudited). . . . .        55.0           34.1              1.5                  2.2
                           ------         ------           ------              -------
Pro forma net income
 (unaudited). . . . .      $404.8         $540.6           $748.8              $ 790.0
                           ======         ======           ======              =======



The following table summarizes information about stock options outstanding at December 31, 2002:


                                    WEIGHTED-AVERAGE                      NUMBER OF
RANGE OF         NUMBER OF OPTIONS     REMAINING                         EXERCISABLE      WEIGHTED-AVERAGE
EXERCISE          OUTSTANDING AT    CONTRACTUAL LIFE  WEIGHTED-AVERAGE    OPTIONS AT      EXERCISE PRICE OF
PRICE                12/31/02           (YEARS)        EXERCISE PRICE     12/313/02      EXERCISABLE OPTIONS
--------         -----------------  ----------------  ----------------  --------------  ---------------------
                  (IN THOUSANDS)                                        (IN THOUSANDS)
$12.49 - $16.65       1,953.3             2.2              $13.94          1,953.2             $13.94
$20.81 - $24.97          35.0             2.6               23.59             35.0              23.59
$24.97 - $29.13       2,364.7             5.0               28.96               --                 --
$29.13 - $33.30       1,387.3             4.9               30.45          1,137.3              30.61
$33.30 - $37.46       8,996.3             3.2               35.51          4,999.8              35.55
$37.46 - $41.62       7,576.2             3.9               40.96            785.9              39.41
                     --------             ---              ------          -------             ------
                     22,312.8             3.6              $34.39          8,911.2             $30.48
                     ========             ===              ======          =======             ======

Under the Signator Stock Option Program, pursuant to the Long-Term Stock Incentive Plan, which was implemented in 2001, JHFS granted 270,270 stock options during February 2002 at a grant price of $37.57 per share and 20,000 stock options at a grant price of $40.50 per share during March 2002. During February 2001, JHFS granted 343,739 stock options at a grant price of $35.53 per share. All stock option awards under the Signator Stock Option Program were granted to non-employee general agents at a price equal to the market value of the stock on the date of grant. The stock options vest over a two-year period, subject to continued participation in the John Hancock sales program and
attainment of established, individual sales goals.    After one year of vesting,
an agent is allowed to exercise 50% of the stock options granted. The Company amortizes compensation expense for the grant over a 24-month period commencing on grant date at a fair value of $7.83, $8.44 and $9.24 per option determined by the Black-Scholes Option valuation model for the February 2002, March 2002 and February 2001 grants, respectively. In accordance with EITF No. 96-18 "Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods or Services", the expense related to option grants under the Signator Stock Option Program is adjusted to a current fair value at each reporting period. Total amortization expense recognized for the year ended December 31, 2002 was $1.4 million. Total amortization expense for 2001 was $1.3 million. The total grant date fair value of the stock options granted under the program from January 1, 2002 through December 31, 2002, is $2.3 million and from January 1, 2001 through December 31, 2001, is $3.1 million. During 2002 and 2001, 67,457 and 4,737 stock options were forfeited with a total grant date price of $0.5 million and $0.01 million, respectively. The outstanding option balance for the 2002 and 2001 grants under the Signator Stock Options Grant Program are 290,270 and 271,545, respectively, at December 31, 2002.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

In 2002, the Company anticipates a $12 million tax deduction on its tax return for employee stock option compensation. The Company plans to file its 2002 tax
return by September 15, 2003.   In 2001, the Company deducted $12.4 million on
its tax return for employee stock option compensation. In 2000, the year of JHFS' initial public offering, the Company deducted an immaterial amount on its tax return for employee stock option compensation.


Stock Grants to Non-Executives

During March 2000, JHFS granted 281,084 shares of non-vested stock to key personnel at a weighted- average grant price per share of $14.34. These grants of non-vested stock are forfeitable and vest at three or five years of service with the Company. The total grant-date exercise price of the non-vested stock granted from January 1, 2000 through December 31, 2000 is $4.0 million. During 2002, 2001and 2000, 5,445, 12,142 and 50,837 shares of non-vested stock were forfeited with a total grant date exercise price of $0.1, $0.2 and $0.7 million, respectively. The outstanding share balance in the 2000 plan is 212,660 as of December 31, 2002.

During February and March 2001, JHFS granted 265,391 total shares of non-vested stock to key personnel. The program was funded with cash and the shares were purchased on the open market at the weighted-average grant price of $37.22 per share. These grants of non-vested stock are forfeitable and vest at three years of service with the Company. The total grant-date exercise price of the non-vested stock granted from January 1, 2001 through December 31, 2001 is $9.9 million. During 2002 and 2001, 3,520 and 16,414 shares of non-vested stock were forfeited with a total grant-date exercise price of $0.1 million and $0.6 million, respectively. The outstanding share balance in the 2001 plan is 245,457 at December 31, 2002.

During February 2002, JHFS granted 153,900 total shares of non-vested stock to key personnel. The program was funded with cash and the shares were purchased on the open market at the weighted-average grant price of $38.22 per share. These grants of non-vested stock are forfeitable and vest at three years of service with the Company. The total grant-date exercise price of the non-vested stock granted from January 1, 2002 through December 31, 2002 is $5.9 million. During 2002, 66 shares of non-vested stock were forfeited with a total grant-date price of $0.01 million. The outstanding share balance in the 2002 plan is 153,834 at December 31, 2002.


Stock Grants to Executives

During 2001, JHFS granted 72,749 shares of non-vested stock to executive officers at a weighted-average grant price per share of $35.72. These grants of non-vested stock are forfeitable and vest at three or five years of service with the Company. The Company amortizes compensation expense for the grant over the vesting period. Total amortization for the period ending December 31, 2002 and 2001, was $0.4 and $0.3 million, respectively. The total grant-date price of the non-vested stock granted from January 1, 2001 through December 31, 2001, is $2.6 million. During 2001, 14,000 shares of non-vested stock were forfeited with a total grant-date price of $0.5 million. There were no forfeitures in 2002. The outstanding share balance of these grants is 58,749 at December 31, 2002.

During January 2002, JHFS granted 550,000 shares of non-vested stock to the Company's policy committee at a weighted-average grant price per share of $41.62. These grants of non-vested stock are forfeitable and vest at five years of service with the Company. The Company amortizes compensation expense for the grant over the vesting period. Total amortization for the period ending December 31, 2002 was $4.6 million. The total grant-date price of the non-vested stock granted from January 1, 2002 through December 31, 2002, is $22.9 million. There were no forfeitures of this grant during 2002. The outstanding share balance of this grant is 550,000 at December 31, 2002.

During February 2002, JHFS granted 87,401 shares of non-vested stock to executive officers at a weighted-average grant price per share of $38.22. These grants of non-vested stock are forfeitable and vest at three years of service with the Company. The total grant-date exercise price of the non-vested stock granted from January 1, 2002 through December 31, 2002, is $3.3 million. There were no forfeitures of this grant during 2002. The outstanding share balance of this grant is 87,401 at December 31, 2002.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Stock Grants to Board Members

During 2002 and 2001, JHFS issued 7,504 and 3,129 shares to Non-Employee Directors as payment of 50% of their quarterly retainer, respectively. These shares are not forfeitable and vest immediately. The total grant-date exercise price of this stock issued to non-employee directors from January 1, 2002 through December 31, 2002 is $0.3 million and from January 1, 2001 through December 31, 2001 is $0.1 million. In addition, in July 2001, the Company implemented a plan that would allow directors, at their discretion, to invest the second half of their quarterly retainer in the Company's common stock in lieu of receiving cash. The Company will match any investment at a rate of 50%. The restricted stock given as matching shares is forfeitable and vests over three years. For the period from July 1, 2001 through March 31, 2002, the restricted stock given as matching shares was purchased on the open market. As of April 1, 2002, the restricted stock given as matching shares is granted from the Non-Employee Long Term Stock Incentive Plan. At December 31, 2002 and 2001, 484 and 256 shares were matched under the program at a weighted-average grant price per share of $36.22 and $39.07, respectively. Of these shares, 120 were purchased on the open market and 364 were transferred from the Non-Employee Directors' Long-Term Stock Incentive Plan. Total expense recognized for the period ending December 31, 2002 and 2001 was $0.04 million and $0.01 million, respectively.


Stock Compensation Activity Subsequent to Year End

During January 2003, the Compensation Committee of the Board of Directors approved stock and stock option grants to the Policy Committee and certain key employees of the Company. The equity grants were made in compliance with the terms of the Long-Term Stock Incentive Plan. A total of 1.2 million shares of non-vested stock was granted, with a total grant date price of $32.9 million. A total of 0.5 million options were granted, with a grant date fair value of $6.0 per option as determined by the Black-Scholes option valuation model.


NOTE 17 - GOODWILL AND OTHER INTANGIBLE ASSETS

The Company recognizes purchased intangible assets which result from business combinations; goodwill, the value of business acquired (VOBA), and mutual fund investment management contracts acquired (management contracts). The excess of the cost over the fair value of identifiable assets acquired in business combinations is recorded as goodwill. The present value of estimated future profits of insurance policies in force related to businesses acquired is recorded as VOBA.

The management contract assets relate to the Company's mutual fund subsidiary, John Hancock Funds, Inc. (JHFunds) which purchased mutual fund investment contracts as part of its plan to grow its mutual fund management business. These contracts are identifiable intangible assets which are deemed to be indefinitely renewable by the Company, and are therefore indefinite lived assets under the guidance of SFAS 142.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The following tables set forth certain summarized financial information relating to the Company's purchased intangible assets as of the dates and periods indicated.



                                                   ACCUMULATED
                                                   AMORTIZATION
                                   GROSS CARRYING   AND OTHER     NET CARRYING
                                       AMOUNT        CHANGES         AMOUNT
                                   --------------  ------------  --------------
                                                 (IN MILLIONS)

DECEMBER 31, 2002
Unamortizable intangible assets:
 Goodwill. . . . . . . . . . . .       $166.7        $(58.1)         $108.6
 Management contracts. . . . . .         12.2          (7.0)            5.2
Amortizable intangible assets:
 VOBA. . . . . . . . . . . . . .        201.7         (24.5)          177.2
DECEMBER 31, 2001
Unamortizable intangible assets:
 Goodwill. . . . . . . . . . . .       $174.1        $(58.1)         $116.0
 Management contracts. . . . . .          9.0          (7.0)            2.0
Amortizable intangible assets:
 VOBA. . . . . . . . . . . . . .         97.4         (21.2)           76.2





                                             FOR THE YEARS ENDED DECEMBER 31,
                                          -------------------------------------
                                              2002         2001        2000
                                          ------------  ----------  -----------
AGGREGATE AMORTIZATION EXPENSE                       (IN MILLIONS)
Goodwill amortization, net of tax of $ -
 million, $3.6 million and $3.2 million,
 respectively . . . . . . . . . . . . .         --         $7.7        $ 8.1
Management contract amortization, net of
 tax of $ - million, $0.4 million and
  $0.4 million, respectively. . . . . .         --          0.7          0.7
VOBA amortization, net of tax of $1.1
 million, $0.8 million and $0.7
 million, respectively. . . . . . . . .       $2.0          1.5          1.4
                                              ----         ----        -----
Aggregate amortization expense, net of
 tax of $1.1 million,  $4.8 million and
 $4.3 million, respectively . . . . . .       $2.0         $9.9        $10.2
                                              ====         ====        =====





                                                     TAX EFFECT   NET EXPENSE
                                                     ----------  -------------
ESTIMATED FUTURE AGGREGATE AMORTIZATION EXPENSE
FOR THE YEARS ENDED DECEMBER 31,                          (IN MILLIONS)
2003 . . . . . . . . . . . . . . . . . . . . . . .      $4.2         $7.8
2004 . . . . . . . . . . . . . . . . . . . . . . .      $4.1         $7.6
2005 . . . . . . . . . . . . . . . . . . . . . . .      $4.7         $8.6
2006 . . . . . . . . . . . . . . . . . . . . . . .      $4.5         $8.4
2007 . . . . . . . . . . . . . . . . . . . . . . .      $4.1         $7.6

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The changes in the carrying value of goodwill, presented for each business segment, for the periods indicated, are as follows:



                                          ASSET           INVESTMENT  CORPORATE
                            PROTECTION  GATHERING  G&SFP  MANAGEMENT  AND OTHER   CONSOLIDATED
                            ----------  ---------  -----  ----------  ---------  --------------
                                                    (IN MILLIONS)
Goodwill balance at
 January 1, 2001. . . . . .   $76.5      $48.9              $ 0.9      $ 4.9        $131.2
Changes to goodwill
 during 2001:
 Amortization . . . . . .      (4.0)      (6.8)      --      (0.5)        --         (11.3)
 Goodwill acquired. . . . .      --         --       --        --         --            --
 Other adjustments (1)(2) .     1.0         --       --        --       (4.9)         (3.9)
                              -----      -----       -      -----      -----        ------
Goodwill balance at
 December 31, 2001. . . . .   $73.5      $42.1       --     $ 0.4         --        $116.0
                              =====      =====       =      =====      =====        ======

(1) Purchase price adjustments relating to the 1999 acquisition of the Fortis long term care insurance business resulted in an adjustment to goodwill relating to the Fortis business of $1.0 million.

(2)  The Company sold its Investors Guaranty Life Insurance Company business
     (IGL) in 2001 and as a result, disposed of $4.9 million of remaining goodwill related to IGL.



                                      ASSET           INVESTMENT  CORPORATE
                        PROTECTION  GATHERING  G&SFP  MANAGEMENT  AND OTHER   CONSOLIDATED
                        ----------  ---------  -----  ----------  ---------  --------------
                                                  (IN MILLIONS)
Goodwill balance at
 January 1, 2002. . .     $73.5       $42.1      --      $0.4                   $116.0
Changes to goodwill
 during 2002:
 Amortization . . . .        --          --      --        --         --            --
 Goodwill acquired. .        --          --      --        --         --            --
 Other adjustments (1)     (7.4)         --      --        --         --          (7.4)
                          -----       -----    ----      ----       ----        ------
Goodwill balance at
 December 31, 2002. .     $66.1       $42.1      --      $0.4         --        $108.6
                          =====       =====    ====      ====       ====        ======



(1) Purchase price negotiations with Fortis, Inc. were concluded during the first quarter of 2002, resulting in an adjustment of $(7.3) million to the goodwill related to the Company's 1999 acquisition of Fortis' long term care insurance business. Legal fees associated with these negotiations were finalized in the second quarter of 2002, resulting in a further adjustment to goodwill of $(0.1) million.

The changes in the carrying value of VOBA, presented for each business segment, for the periods indicated, are as follows:



                                      ASSET           INVESTMENT  CORPORATE
                        PROTECTION  GATHERING  G&SFP  MANAGEMENT  AND OTHER   CONSOLIDATED
                        ----------  ---------  -----  ----------  ---------  --------------
                                                  (IN MILLIONS)
VOBA balance at
 January 1, 2001. . .     $81.3                                                  $81.3
Amortization and other
 changes during 2001:
 Amortization . . . .      (2.3)        --       --       --          --          (2.3)
 Adjustment to
  unrealized gains on
  securities
  available-for-sale.      (2.8)        --       --       --          --          (2.8)
                          -----       ----     ----     ----        ----         -----
VOBA balance at
 December 31, 2001. .     $76.2         --       --       --          --         $76.2
                          =====       ====     ====     ====        ====         =====

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                      ASSET           INVESTMENT  CORPORATE
                        PROTECTION  GATHERING  G&SFP  MANAGEMENT  AND OTHER   CONSOLIDATED
                        ----------  ---------  -----  ----------  ---------  --------------
                                                  (IN MILLIONS)
VOBA balance at
 January 1, 2002. . .    $ 76.2                                                 $ 76.2
Amortization and other
 changes during 2002:      (3.1)        --       --       --          --          (3.1)
 Amortization . . . .     104.3         --       --       --          --         104.3
 Adjustment to
  unrealized gains on
  securities
  available-for-sale.      (0.2)        --       --       --          --          (0.2)
                         ------       ----     ----     ----        ----        ------
VOBA balance at
 December 31, 2002. .    $177.2         --       --       --          --        $177.2
                         ======       ====     ====     ====        ====        ======



(1) The Company acquired a block of insurance business from Allmerica Financial Corporation on December 31, 2002, as discussed in Note 1 - Summary of Significant Accounting Policies above. This balance reflects the Company's best estimate of the VOBA as of December 31, 2002, however, this valuation is not complete and further future refinement of this estimate may be necessary.

The changes in the carrying value of management contracts, presented for each business segment, for the periods indicated, are as follows:



                                      ASSET           INVESTMENT  CORPORATE
                        PROTECTION  GATHERING  G&SFP  MANAGEMENT  AND OTHER   CONSOLIDATED
                        ----------  ---------  -----  ----------  ---------  --------------
                                                  (IN MILLIONS)
Management contracts
 balance at January 1,
 2001 . . . . . . . .                $ 3.0                                       $ 3.0
Amortization and other
 changes during 2001:
Amortization. . . . .       --        (1.0)      --       --          --          (1.0)
                          ----       -----     ----     ----        ----         -----
Management contracts
 balance at December
 31, 2001 . . . . . .       --       $ 2.0       --       --          --         $ 2.0
                          ====       =====     ====     ====        ====         =====





                                      ASSET           INVESTMENT  CORPORATE
                        PROTECTION  GATHERING  G&SFP  MANAGEMENT  AND OTHER   CONSOLIDATED
                        ----------  ---------  -----  ----------  ---------  --------------
                                                  (IN MILLIONS)
Management contracts
 balance at January 1,
 2002 . . . . . . . .       --        $2.0       --       --          --          $2.0
Amortization and other
 changes during 2002:
 Amortization . . . .       --          --       --       --          --            --
 Management contracts
  acquired during the
  period (1). . . . .       --         3.2       --       --          --           3.2
                          ----        ----     ----     ----        ----          ----
Management contracts
 balance at December
 31, 2002                   --        $5.2       --       --          --          $5.2
                          ====        ====     ====     ====        ====          ====



(1) This increase results from JHFund's purchase of the management contracts for the U.S. Global Leaders Growth Fund and the Pzena Focused Value Fund in 2002.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

The net income of the Company, if the Company had not amortized goodwill and management contracts prior to the adoption of SFAS No. 142, would have been as follows:



                                           FOR THE YEARS ENDED DECEMBER 31,
                                          -----------------------------------
                                              2002         2001        2000
                                          ------------  ----------  ---------
                                                     (IN MILLIONS)

Net income:
As reported . . . . . . . . . . . . . .      $458.9       $573.9      $792.2
Goodwill amortization, net of tax . . .          --          7.7         8.1
Management contract amortization, net of
 tax. . . . . . . . . . . . . . . . . .          --          0.7         0.7
                                             ------       ------      ------
Proforma (unaudited). . . . . . . . . .      $458.9       $582.3      $801.0
                                             ======       ======      ======




NOTE 18 - SUBSEQUENT EVENTS

On March 14, 2003, the Company sold three of its Home Office complex properties to Beacon Capital Partners for $910.0 million. As part of the transaction, the Company also provided Beacon Capital Partners with a long-term sub-lease of the Company's parking garage. The Company entered into a long-term lease of the space it now occupies in those buildings and plans on continuing to use them as its corporate headquarters.


NOTE 19 - QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of unaudited quarterly results of operations for 2002 and 2001:



                                                  2002                                        2001
                                -----------------------------------------   ------------------------------------------
                                 MARCH       JUNE     SEPTEMBER  OCTOBER     MARCH       JUNE     SEPTEMBER   OCTOBER
                                ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                                                    (IN MILLIONS)
Premiums and other
 considerations . . . . . . .   $  803.6   $  834.9   $  817.9   $  882.9   $  751.3   $  826.7   $  778.0    $1,367.6
Net investment income . . . .      887.7      888.8      878.4      926.1      918.0      913.9      920.3       894.0
Net realized investment and
 other losses, net of related
 amortization of deferred
 policy acquisition costs,
 amounts credited to
 participating pension
 contractholders, and the
 policyholder dividend
 obligation . . . . . . . . .      (86.1)    (125.4)     (37.8)    (201.2)     (25.0)     (12.6)     (58.9)     (149.3)
                                --------   --------   --------   --------   --------   --------   --------    --------
Total revenues. . . . . . . .    1,605.2    1,598.3    1,658.5    1,607.8    1,644.3    1,728.0    1,639.4     2,112.3
Benefits and expenses . . . .    1,424.9    1,472.4    1,490.1    1,514.9    1,442.5    1,471.6    1,420.5     2,022.0
                                --------   --------   --------   --------   --------   --------   --------    --------
Income before income taxes and
 cumulative effect of
 accounting changes . . . . .      180.3      125.9      168.4       92.9      201.8      256.4      218.9        90.3
Cumulative effect of
 accounting changes, net of
 tax. . . . . . . . . . . . .         --         --         --         --        7.2         --         --          --
                                --------   --------   --------   --------   --------   --------   --------    --------
Net income (a). . . . . . . .   $  131.8   $  101.6   $  133.3   $   92.2   $  148.5   $  182.0   $  158.7    $   84.7
                                ========   ========   ========   ========   ========   ========   ========    ========



(a) Balances reclassified for the adoption of the provisions of SOP 00-3, as outlined in Note 1- Summary of Significant Accounting Policies to the consolidated financial statements above. The adoption impacted net income by $(0.1) million, $2.4 million and $(5.9) million for the three months ended March 31, June 30 and September 30, 2001, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS -
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2002
                                 (IN MILLIONS)



COLUMN A                               COLUMN B   COLUMN C        COLUMN D
                                                              AMOUNT AT WHICH
                                                                SHOWN IN THE
                                                                CONSOLIDATED
TYPE OF INVESTMENT                     COST (2)    (VALUE)     BALANCE SHEET
-------------------------------------  ---------  ---------  ------------------
Fixed maturity securities,
 available-for-sale:
Bonds:
United States government and
 government. . . . . . . . . . . . .
agencies and authorities . . . . . .   $   195.2  $   204.0      $   204.0
States, municipalities and political
 subdivisions. . . . . . . . . . . .       444.8      467.7          467.7
Foreign governments. . . . . . . . .       291.5      325.0          325.0
Public utilities . . . . . . . . . .     4,355.3    4,308.0        4,308.0
Convertibles and bonds with warrants
 attached. . . . . . . . . . . . . .       447.0      462.4          462.4
All other corporate bonds. . . . . .    34,899.2   35,689.0       35,689.0
Certificates of deposits . . . . . .         0.0         --             --
Redeemable preferred stock . . . . .       573.5      590.2          590.2
                                       ---------  ---------      ---------
Total fixed maturity securities,
 available-for-sale. . . . . . . . .   $41,206.5  $42,046.3      $42,046.3
                                       ---------  ---------      ---------
Equity securities,
 available-for-sale:
Common stocks:
Public utilities . . . . . . . . . .          --         --             --
Banks, trust and insurance companies          --         --             --
Industrial, miscellaneous and all
 other . . . . . . . . . . . . . . .   $   230.3  $   273.0      $   273.0
Non-redeemable preferred stock . . .        77.2       76.6           76.6
                                       ---------  ---------      ---------
Total equity securities,
 available-for-sale. . . . . . . . .   $   307.5  $   349.6      $   349.6
                                       ---------  ---------      ---------
Fixed maturity securities,
 held-to-maturity:
Bonds
United States government and
 government agencies and authorities   $    15.3  $    16.1      $    15.3
States, municipalities and political
 subdivisions. . . . . . . . . . . .       369.9      383.3          369.9
Foreign governments. . . . . . . . .          --         --             --
Public utilities . . . . . . . . . .       142.0      141.9          142.0
Convertibles and bonds with warrants
 attached. . . . . . . . . . . . . .          --         --             --
All other corporate bonds. . . . . .     1,199.8    1,235.9        1,199.8
Certificates of deposits . . . . . .          --         --             --
Redeemable preferred stock . . . . .          --         --             --
                                       ---------  ---------      ---------
Total fixed maturity securities,
 held-to-maturity. . . . . . . . . .   $ 1,727.0  $ 1,777.2      $ 1,727.0
                                       ---------  ---------      ---------



The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS -
             OTHER THAN INVESTMENTS IN RELATED PARTIES (CONTINUED)
                            AS OF DECEMBER 31, 2002
                                 (IN MILLIONS)



COLUMN A                                 COLUMN B   COLUMN C       COLUMN D
                                                               AMOUNT AT WHICH
                                                                 SHOWN IN THE
                                                                 CONSOLIDATED
TYPE OF INVESTMENT                       COST (2)   (VALUE)     BALANCE SHEET
---------------------------------------  ---------  --------  ------------------
Equity securities, trading:
Common stocks:
Public utilities . . . . . . . . . . .          --      --               --
Banks, trust and insurance companies .          --      --               --
Industrial, miscellaneous and all other  $     0.3   $ 0.7        $     0.7
Non-redeemable preferred stock . . . .          --      --               --
                                         ---------   -----        ---------
Total equity securities, trading . . .   $     0.3   $ 0.7        $     0.7
                                         ---------   -----        ---------
Mortgage loans on real estate, net (1)   $10,407.6    XXXX        $10,296.5
Real estate, net:
Investment properties (1). . . . . . .       222.6    XXXX            173.2
Acquired in satisfaction of debt (1) .        85.9    XXXX             82.1
Policy loans . . . . . . . . . . . . .     2,014.2    XXXX          2,014.2
Other long-term investments (2). . . .     2,839.1    XXXX          2,839.1
Short-term investments . . . . . . . .       137.3    XXXX            137.3
                                         ---------   -----        ---------
Total investments. . . . . . . . . . .   $58,894.8    XXXX        $59,666.0
                                         =========   =====        =========



(1) Difference between Column B and Column D is primarily due to valuation allowances and accumulated depreciation of real estate. See notes to the audited consolidated financial statements.

(2) Difference between Column B and Column C is primarily due to operating gains (losses) of investments in limited partnerships.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION -
  AS OF DECEMBER 31, 2002, 2001, AND 2000 AND FOR EACH OF THE YEARS THEN ENDED
                                 (IN MILLIONS)



COLUMN A                 COLUMN B     COLUMN C      COLUMN D     COLUMN E    COLUMN F
                                       FUTURE                      OTHER
                                       POLICY                     POLICY
                                      BENEFITS,                   CLAIMS
                         DEFERRED      LOSSES,                      AND
                          POLICY     CLAIMS AND                  BENEFITS
                        ACQUISITION     LOSS        UNEARNED     AVAILABLE   PREMIUM
SEGMENT                    COSTS      EXPENSES     PREMIUMS (1)     (1)      REVENUE
----------------------  -----------  -----------  -------------  ---------  ----------
2002:
Protection. . . . . .    $2,657.8     $20,715.3      $300.3       $108.2     $1,506.0
Asset Gathering . . .       681.2       8,952.8          --          0.1         29.3
Guaranteed &
 Structured Financial
 Products . . . . . .         8.6      26,845.4        68.6          2.9         18.3
Investment Management          --         225.0          --           --           --
Corporate & Other . .         5.0         819.5          --         49.5        430.6
                         --------     ---------      ------       ------     --------
 Total. . . . . . . .    $3,352.6     $57,558.0      $368.9       $160.7     $1,984.2
                         ========     =========      ======       ======     ========

2001:
Protection. . . . . .    $2,557.1     $18,369.2      $280.4       $102.0     $1,363.8
Asset Gathering . . .       616.2       6,689.4          --          0.1         74.8
Guaranteed &
 Structured Financial
 Products . . . . . .         8.8      24,375.1        65.7          4.9        483.3
Investment Management          --            --          --           --           --
Corporate & Other . .         4.2       1,284.4        (0.1)        96.8        430.0
                         --------     ---------      ------       ------     --------
 Total. . . . . . . .    $3,186.3     $50,718.1      $346.0       $203.8     $2,351.9
                         ========     =========      ======       ======     ========

2000:
Protection. . . . . .    $2,455.7     $16,671.2      $262.6       $ 89.9     $1,295.5
Asset Gathering . . .       558.2       5,619.9          --         (4.5)        63.4
Guaranteed &
 Structured Financial
 Products . . . . . .         8.5      21,944.2        60.4          0.7        620.3
Investment Management          --            --          --           --           --
Corporate & Other . .         4.7       1,488.3         0.1        170.3        411.5
                         --------     ---------      ------       ------     --------
 Total. . . . . . . .    $3,027.1     $45,723.6      $323.1       $256.4     $2,390.7
                         ========     =========      ======       ======     ========



(1) Unearned premiums and other policy claims and benefits payable are included in these amounts.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

  AS OF DECEMBER 31, 2002, 2001, AND 2000 AND FOR EACH OF THE YEARS THEN ENDED
                                 (IN MILLIONS)




COLUMN A                 COLUMN B       COLUMN C           COLUMN D        COLUMN E
                                                       AMORTIZATION OF
                                                       DEFERRED POLICY
                                                      ACQUISITION COSTS,
                                                          EXCLUDING
                                                           AMOUNTS
                                        BENEFITS,       RELATED TO NET
                                     CLAIMS, LOSSES,       REALIZED
                            SET            AND          INVESTMENT AND       OTHER
                        INVESTMENT     SETTLEMENT        OTHER GAINS       OPERATING
SEGMENT                   INCOME        EXPENSES           (LOSSES)        EXPENSES
----------------------  -----------  ---------------  ------------------  -----------
2002:
Protection. . . . . .    $1,310.7       $1,787.6           $171.1          $  346.7
Asset Gathering . . .       575.7          446.7            140.5             353.5
Guaranteed &
 Structured Financial
 Products . . . . . .     1,703.9        1,186.8              2.2             135.3
Investment Management        15.1             --               --              92.1
Corporate & Other . .       (24.4)         384.1             (0.4)            299.9
                         --------       --------           ------          --------
 Total. . . . . . . .    $3,581.0       $3,805.2           $313.4          $1,227.5
                         ========       ========           ======          ========

2001:
Protection. . . . . .    $1,258.5       $1,603.3           $171.3          $  346.0
Asset Gathering . . .       498.5          441.6             75.0             452.4
Guaranteed &
 Structured Financial
 Products . . . . . .     1,834.5        1,869.2              2.4             107.0
Investment Management        28.7             --               --              97.9
Corporate & Other . .        26.0          414.0              0.3             224.5
                         --------       --------           ------          --------
 Total. . . . . . . .    $3,646.2       $4,328.1           $249.0          $1,227.8
                         ========       ========           ======          ========

2000:
Protection. . . . . .    $1,196.3       $1,550.1           $106.0          $  405.2
Asset Gathering . . .       445.8          371.3             78.8             557.2
Guaranteed &
 Structured Financial
 Products . . . . . .     1,741.9        1,963.4              2.6             108.8
Investment Management        22.7             --               --             132.7
Corporate & Other . .       157.2          362.6             (0.3)             84.9
                         --------       --------           ------          --------
 Total. . . . . . . .    $3,563.9       $4,247.4           $187.1          $1,288.8
                         ========       ========           ======          ========


(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                           SCHEDULE IV - REINSURANCE
  AS OF DECEMBER 31, 2002, 2001, AND 2000 AND FOR EACH OF THE YEARS THEN ENDED
                                 (IN MILLIONS)




                                                                         PERCENTAGE OF
                                   CEDED TO   ASSUMED FROM                  AMOUNT
                        GROSS       OTHER        OTHER                    ASSUMED TO
                        AMOUNT    COMPANIES    COMPANIES    NET AMOUNT        NET
                      ----------  ----------  ------------  ----------  ---------------
2002:
Life insurance in
 force                $308,858.4  $179,098.5   $34,544.8    $164,304.7       21.0%
                      ----------  ----------   ---------    ----------
Premiums:
Life insurance. . .      1,946.0       735.0       305.4       1,516.4       20.1%
Accident and health
 Insurance. . . . .        619.0       315.1       163.9         467.8       35.0%
                      ----------  ----------   ---------    ----------
 Total. . . . . . .   $  2,565.0  $  1,050.1   $   469.3    $  1,984.2       23.7%
                      ==========  ==========   =========    ==========

2001:
Life insurance in
 force. . . . . . .   $282,557.8  $107,601.2   $27,940.6    $202,897.2       13.8%
                      ==========  ==========   =========    ==========
Premiums:
Life insurance. . .      2,551.6       787.6       233.2       1,997.2       11.7%
Accident and health
 Insurance. . . . .        529.1       368.9       194.5         354.7       54.8%
                      ----------  ----------   ---------    ----------
 Total. . . . . . .   $  3,080.7  $  1,156.5   $   427.7    $  2,351.9       18.2%
                      ==========  ==========   =========    ==========

2000:
Life insurance in
 force. . . . . . .   $245,171.2  $ 49,119.2   $27,489.1    $223,541.0       12.3%
                      ==========  ==========   =========    ==========
Premiums:
Life insurance. . .      2,369.9       313.7       279.0       2,335.2       11.9%
Accident and health
 Insurance. . . . .        810.4       941.3       186.4          55.5      335.9%
                      ----------  ----------   ---------    ----------
 Total. . . . . . .   $  3,180.3  $  1,255.0   $   465.4    $  2,390.7       19.5%
                      ==========  ==========   =========    ==========


Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and the universal life insurance products.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

PART C.  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.

1.  Condensed Financial Information, Part A.

2. Statement of Assets and Liabilities, John Hancock Variable Annuity Account H, Part B.

3.  Statement of Operations, John Hancock Variable Annuity Account H, Part B.

4. Statement of Changes in Net Assets, John Hancock Variable Annuity Account H, Part B.

5.  Notes to Financial Statements, John Hancock Variable Annuity Account H,
    Part B.

6.  Consolidated Balance Sheets, John Hancock Life Insurance Company, Part B.

7. Notes to Consolidated Financial Statements, John Hancock Life Insurance Company, Part B.

(B) EXHIBITS:

1. John Hancock Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account H, dated April 8, 1996;
    incorporated herein by reference to the Registrant's Registration Statement, filed with the Commission on July 18, 1996.

2.  Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

    (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4.  (a)  Reserved

    (b)  Reserved

    (c) Form of deferred combination fixed and variable annuity contract is incorporated by reference to File No. 333-81103, filed on August 9, 1999.

    (d)  Form of waiver of withdrawal charge rider filed herewith.

    (e) Form of guaranteed retirement income benefit rider is incorporated by reference to File No. 333- 81103, filed on August 9, 1999.

    (f) Form of death benefit enhancement rider is incorporated by reference to File No. 333-81103, filed on August 9, 1999.

    (g) Form of accumulated value enhancement rider is incorporated by reference to File No. 333- 81103, filed on August 9, 1999.

    (h) Form of flexible premium deferred variable annuity contract for Revolution variable annuity products is incorporated by reference to Post-Effective Amendment No. 6 to File No. 333- 81103, filed on January 9, 2003.

    (i) Form of earnings enhancement benefit rider, incorporated by reference to Post-Effective Amendment No. 5 to this File, filed on February 13, 2003.

    (j) Form of endorsement, incorporated by reference to Post-Effective Amendment No. 5 to this File, filed on February 13, 2003.

    (k) Form of endorsement for Simple individual retirement accounts, incorporated by reference to Post-Effective Amendment No. 5 to this File, filed on February 13, 2003.

    (l) Form of endorsement for Roth individual retirement accounts, incorporated by reference to Post- Effective Amendment No. 5 to this File, filed on February 13, 2003.

5. Form of contract application, incorporated by reference to Pre-Effective Amendment No. 1 to File No. 333-81103, filed on Form N-4 on August 9, 1999.

6. (a) John Hancock Life Insurance Company's Restated Articles of Organization, are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File No. 333-76662, filed on March 7, 2001.

    (b) John Hancock's Articles of Amendment are incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-91448, filed on September 23, 2002.

    (c) John Hancock Life Insurance Company's Amended and Restated By-Laws are hereby incorporated by reference to the Annual Report filed on Form 10-K, file No. 333-45862, filed with the Commission on March 28, 2002.

7.  Not Applicable.

8.  (a)  Participation Agreement Among Templeton Variable Products Series
         Fund, Franklin Templeton Distributors, Inc. and John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 1 to file No. 333-81127, filed on May 4, 2000.

    (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 1 to file No. 333-81127, filed on May 4, 2000.

    (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 1 to file No. 333-81127, filed on May 4, 2000.

    (d) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Life Insurance Company, and Massachusetts Financial Services Company, incorporated by reference to Post-Effective Amendment No. 1 to file No. 333-81127, filed on May 4, 2000.

    (e) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company, and Certain Of its Affiliated Insurance Companies, Each on Behalf of Itself and Its Separate Accounts, and John Hancock Funds, incorporated by reference to Post-Effective Amendment No. 1 to file No. 333-81127, filed on May 4, 2000.

    (f) Participation Agreement between Janus Aspen Series, Janus Capital Corporation, and John Hancock Variable Lie Insurance Company, incorporated by reference to Post-Effective Amendment Number 9 to File No. 333-425, filed on November 1, 2000.

9. Opinion and Consent of Counsel, incorporated by reference to this File, File No. 333-84783, filed on August 9, 1999.

10. (a)  Representation of counsel , filed herewith.

    (b)  Consent of independent auditors, filed herewith.

    (c) Power of attorney for David F. D'Alessandro, Foster L. Aborn, Wayne A. Budd, John M. Connors, Jr., John M. De Ciccio, Richard B. DeWolfe, Robert E. Fast, Thomas P. Glynn, Michael C. Hawley, Edward H. Linde, Judith A. McHale, R. Robert Popeo, Richard F. Syron and Robert J. Tarr are incorporated by reference to Post-Effective Amendment No. 2 to File No. 333-70734, filed on September 12, 2002. Power of attorney for Robert J. Davis, incorporated by reference to Post-Effective Amendment No. 6 to File No. 333-84783, filed on February 13, 2003.

11. Not Applicable.

12. Not Applicable.

13. Diagram of Subsidiaries of John Hancock Financial Services, Inc., John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, are incorporated by reference from the annual report of John Hancock Financial Services, Inc., filed on Form 10K (File No. 1-15670) on March 20, 2003.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors                    Positions with the Depositor
---------                    ----------------------------
Foster L. Aborn                 Director
Wayne A. Budd                   Director, Executive Vice President and
                                General Counsel
John M. Connors, Jr.            Director
David F. D'Alessandro           Chairman, President and Chief Executive Officer
Robert J. Davis                 Director
John M. De Ciccio               Director, Executive Vice President and Chief
                                Investment Officer
Richard B. DeWolfe              Director
Robert E. Fast                  Director
Thomas P. Glynn                 Director
Michael C. Hawley               Director
Edward H. Linde                 Director
Judith A. McHale                Director
R. Robert Popeo                 Director
Richard F. Syron                Director
Robert J. Tarr, Jr.             Director


Executive Officers
------------------
Thomas E. Moloney               Senior Executive Vice President and Chief
                                Financial Officer
Derek Chilvers                  Executive Vice President, John Hancock,
                                Chairman and Chief Executive Officer of John
                                Hancock International Holdings, Inc.
Michael Bell                    Senior Executive Vice President
James M. Benson                 Senior Executive Vice President
Maureen R. Ford                 Executive Vice President
James E. Collins                Vice President and Corporate Secretary
Robert F. Walters               Executive Vice President and Chief Information
                                Officer

The principal business address for each of the above-named directors and officers of John Hancock is John Hancock Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHLICO, operated as a unit investment trust. Registrant supports benefits payable under JHLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHLICO directly controls Registrant.

Diagram of Subsidiaries of John Hancock Financial Services, Inc., John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, are incorporated by reference from the annual report of John Hancock Financial Services, Inc., filed on Form 10K (File No. 1-15670) on March 20, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS

Registrant had 48,144 Contract Owners as of March 1, 2003.

ITEM 28. INDEMNIFICATION

Pursuant to Article 8 of the Company's Bylaws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b) OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC.

    NAME                               TITLE
    ----                               -----
    James M. Morris, II                Chairman, CEO and Director
    Wendy A. Benson                    President, COO and Director
    Robert H. Watts                    Executive Vice President Director
    Katherine P. Klingler              Vice President
    Richard A. Brown                   Treasurer
    John A. Morin                      Secretary/Clerk
    Daniel L. Ouellette                Director
    Gregory P. Winn                    Director
    Wayne A. Budd                      Director
    Jeremiah R. Healey, Jr.            Director
    Kendall P. Morgan                  Director
    -----------
    All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
    Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
    Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has caused this amendment to the registration statement to be signed on its behalf, in the City of Boston and the Commonwealth of Massachusetts, on April 29th, 2003.

                                     ON BEHALF OF REGISTRANT

                            JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                                         (REGISTRANT)

                            John Hancock Life Insurance Company

                            By: /s/ DAVID F. D'ALESSANDRO
                                ------------------------------------
                                David F. D'Alessandro
                                Chairman, President and Chief Executive Officer

                            John Hancock Life Insurance Company
                                       (DEPOSITOR)

                            By: /s/ DAVID F. D'ALESSANDRO
                                ------------------------------------
                                David F. D'Alessandro
                                Chairman, President and Chief Executive Officer


Attest:  /s/ RONALD J. BOCAGE
         --------------------------
         Ronald J. Bocage
         Vice President and Counsel

As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                           Date
---------                     -----                           ----

/s/ THOMAS E. MOLONEY         Senior Executive Vice           April  29, 2003
--------------------------    President and Chief
    Thomas E. Moloney         Financial Officer
                              (Principal Financial Officer
                              and Principal Accounting
                              Officer)

/s/ DAVID F. D'ALESSANDRO     Chairman, President and         April  29, 2003
--------------------------    Chief Executive Officer
    David F. D'Alessandro     (Principal Executive
    for himself and as        Officer)
    Attorney-
    in-Fact For:

Foster L. Aborn               Director
Wayne A. Budd                 Director
John M. Connors, Jr.          Director
Robert J. Davis               Director
John M. De Ciccio             Director
Richard B. DeWolfe            Director
Robert E. Fast                Director
Thomas P. Glynn               Director
Michael C. Hawley             Director
Edward H. Linde               Director
Judith A. McHale              Director
R. Robert Popeo               Director
Richard F. Syron              Director
Robert J. Tarr, Jr.           Director

Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 29th of April, 2003.

                                   ON BEHALF OF REGISTRANT

                          JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                                        (REGISTRANT)

                          John Hancock Life Insurance Company

                          By:   /s/ DAVID F. D'ALESSANDRO
                                -------------------------------------------
                                David F. D'Alessandro
                                Chairman, President and Chief Executive Officer

                          John Hancock Life Insurance Company
                                         (DEPOSITOR)

                          By:   /s/ DAVID F. D'ALESSANDRO
                                -------------------------------------------
                                David F. D'Alessandro
                                Chairman, President and Chief Executive Officer

Attest:  /s/ RONALD J. BOCAGE
         ---------------------------
         Ronald J. Bocage
         Vice President and Counsel

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

Exhibits

10(a)     Representation of Counsel
10(b)     Consent of Independent Auditors